UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07803

Name of Registrant: Vanguard Scottsdale Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: August 31st

Date of reporting period: November 30, 2013

Item 1: Schedule of Investments

Vanguard Short-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (98.2%)
U.S. Government Securities (88.1%)
United States Treasury Note/Bond	0.250%	12/15/14	5,450	5,456
United States Treasury Note/Bond	0.125%	12/31/14	551	551
United States Treasury Note/Bond	2.625%	12/31/14	12,405	12,733
United States Treasury Note/Bond	0.250%	1/15/15	2,625	2,627
United States Treasury Note/Bond	2.250%	1/31/15	8,640	8,848
United States Treasury Note/Bond	0.250%	2/15/15	8,736	8,741
United States Treasury Note/Bond	4.000%	2/15/15	7,210	7,539
United States Treasury Note/Bond	0.250%	2/28/15	6,860	6,864
United States Treasury Note/Bond	2.375%	2/28/15	6,525	6,700
United States Treasury Note/Bond	0.375%	3/15/15	8,985	9,005
United States Treasury Note/Bond	0.250%	3/31/15	4,685	4,688
United States Treasury Note/Bond	2.500%	3/31/15	9,300	9,582
United States Treasury Note/Bond	0.375%	4/15/15	450	451
United States Treasury Note/Bond	0.125%	4/30/15	4,000	3,996
United States Treasury Note/Bond	2.500%	4/30/15	4,865	5,022
United States Treasury Note/Bond	0.250%	5/15/15	7,100	7,104
United States Treasury Note/Bond	4.125%	5/15/15	7,035	7,433
United States Treasury Note/Bond	0.250%	5/31/15	10,580	10,587
United States Treasury Note/Bond	2.125%	5/31/15	4,600	4,731
United States Treasury Note/Bond	0.375%	6/15/15	11,510	11,537
United States Treasury Note/Bond	1.875%	6/30/15	1,570	1,611
United States Treasury Note/Bond	0.250%	7/15/15	9,765	9,767
United States Treasury Note/Bond	0.250%	7/31/15	3,675	3,676
United States Treasury Note/Bond	1.750%	7/31/15	3,590	3,680
United States Treasury Note/Bond	0.250%	8/15/15	5,075	5,075
United States Treasury Note/Bond	4.250%	8/15/15	9,030	9,645
United States Treasury Note/Bond	0.375%	8/31/15	6,310	6,323
United States Treasury Note/Bond	1.250%	8/31/15	10,915	11,104
United States Treasury Note/Bond	0.250%	9/15/15	6,250	6,249
United States Treasury Note/Bond	0.250%	9/30/15	3,300	3,299
United States Treasury Note/Bond	1.250%	9/30/15	2,000	2,036
United States Treasury Note/Bond	0.250%	10/15/15	13,265	13,259
United States Treasury Note/Bond	0.250%	10/31/15	8,000	7,996
United States Treasury Note/Bond	1.250%	10/31/15	750	764
United States Treasury Note/Bond	0.250%	11/30/15	5,950	5,946
United States Treasury Note/Bond	1.375%	11/30/15	11,820	12,075
United States Treasury Note/Bond	0.250%	12/15/15	8,400	8,392
United States Treasury Note/Bond	2.125%	12/31/15	1,750	1,816
United States Treasury Note/Bond	2.000%	1/31/16	9,725	10,078
United States Treasury Note/Bond	0.375%	2/15/16	8,130	8,136
United States Treasury Note/Bond	0.375%	3/15/16	13,625	13,631
United States Treasury Note/Bond	0.250%	4/15/16	6,580	6,561
United States Treasury Note/Bond	2.000%	4/30/16	300	312
United States Treasury Note/Bond	0.250%	5/15/16	6,065	6,044
United States Treasury Note/Bond	5.125%	5/15/16	2,500	2,789
United States Treasury Note/Bond	7.250%	5/15/16	850	992
United States Treasury Note/Bond	1.750%	5/31/16	9,665	9,987
United States Treasury Note/Bond	3.250%	5/31/16	1,000	1,071
United States Treasury Note/Bond	0.500%	6/15/16	2,675	2,681

United States Treasury Note/Bond	1.500%	6/30/16	2,908	2,989
United States Treasury Note/Bond	3.250%	6/30/16	5,875	6,303
United States Treasury Note/Bond	0.625%	7/15/16	3,780	3,798
United States Treasury Note/Bond	1.500%	7/31/16	5,271	5,415
United States Treasury Note/Bond	3.250%	7/31/16	5,818	6,247
United States Treasury Note/Bond	0.625%	8/15/16	3,200	3,213
United States Treasury Note/Bond	4.875%	8/15/16	2,175	2,433
United States Treasury Note/Bond	1.000%	8/31/16	4,700	4,765
United States Treasury Note/Bond	3.000%	8/31/16	6,245	6,672
United States Treasury Note/Bond	0.875%	9/15/16	4,500	4,548
United States Treasury Note/Bond	1.000%	9/30/16	5,000	5,068
United States Treasury Note/Bond	3.000%	9/30/16	5,435	5,812
United States Treasury Note/Bond	0.625%	10/15/16	5,000	5,014
United States Treasury Note/Bond	1.000%	10/31/16	6,953	7,042
United States Treasury Note/Bond	3.125%	10/31/16	4,300	4,618
United States Treasury Note/Bond	0.625%	11/15/16	4,800	4,811
United States Treasury Note/Bond	4.625%	11/15/16	2,900	3,243
United States Treasury Note/Bond	0.875%	11/30/16	5,600	5,649
United States Treasury Note/Bond	2.750%	11/30/16	6,000	6,384
				403,214
Agency Bonds and Notes (10.1%)
1 Federal Agricultural Mortgage Corp.	2.125%	9/15/15	50	52
1 Federal Agricultural Mortgage Corp.	2.000%	7/27/16	50	52
1 Federal Farm Credit Banks	0.270%	2/24/15	750	751
1 Federal Farm Credit Banks	0.500%	6/23/15	200	201
1 Federal Farm Credit Banks	1.500%	11/16/15	50	51
1 Federal Farm Credit Banks	1.050%	3/28/16	100	101
1 Federal Home Loan Banks	2.750%	12/12/14	675	693
1 Federal Home Loan Banks	0.250%	1/16/15	2,550	2,552
1 Federal Home Loan Banks	0.250%	2/20/15	600	600
1 Federal Home Loan Banks	0.375%	8/28/15	1,400	1,402
1 Federal Home Loan Banks	0.500%	11/20/15	3,290	3,302
1 Federal Home Loan Banks	3.125%	3/11/16	425	450
1 Federal Home Loan Banks	0.375%	6/24/16	1,625	1,622
2 Federal Home Loan Mortgage Corp.	0.625%	12/29/14	3,095	3,110
2 Federal Home Loan Mortgage Corp.	4.500%	1/15/15	50	52
2 Federal Home Loan Mortgage Corp.	2.875%	2/9/15	675	696
2 Federal Home Loan Mortgage Corp.	0.500%	4/17/15	1,660	1,667
2 Federal Home Loan Mortgage Corp.	4.375%	7/17/15	500	533
2 Federal Home Loan Mortgage Corp.	1.750%	9/10/15	3,940	4,041
2 Federal Home Loan Mortgage Corp.	4.750%	11/17/15	500	543
2 Federal Home Loan Mortgage Corp.	0.500%	5/13/16	2,060	2,062
2 Federal Home Loan Mortgage Corp.	2.500%	5/27/16	980	1,029
2 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	250	282
2 Federal Home Loan Mortgage Corp.	2.000%	8/25/16	525	546
2 Federal Home Loan Mortgage Corp.	0.875%	10/14/16	1,370	1,380
2 Federal National Mortgage Assn.	0.750%	12/19/14	860	865
2 Federal National Mortgage Assn.	0.375%	3/16/15	3,255	3,262
2 Federal National Mortgage Assn.	0.500%	5/27/15	600	602
2 Federal National Mortgage Assn.	0.500%	7/2/15	475	477
2 Federal National Mortgage Assn.	0.500%	9/28/15	3,805	3,819
2 Federal National Mortgage Assn.	4.375%	10/15/15	975	1,049
2 Federal National Mortgage Assn.	1.625%	10/26/15	75	77
2 Federal National Mortgage Assn.	0.375%	12/21/15	300	300
2 Federal National Mortgage Assn.	5.000%	3/15/16	25	28
2 Federal National Mortgage Assn.	0.500%	3/30/16	1,710	1,713
2 Federal National Mortgage Assn.	2.375%	4/11/16	800	837

2 Federal National Mortgage Assn.	0.375%	7/5/16	2,305	2,298
2 Federal National Mortgage Assn.	0.625%	8/26/16	1,000	1,002
2 Federal National Mortgage Assn.	1.250%	9/28/16	1,350	1,375
2 Federal National Mortgage Assn.	1.375%	11/15/16	575	588
				46,062
Total U.S. Government and Agency Obligations (Cost $448,416)				449,276
			Shares
Temporary Cash Investment (2.4%)
Money Market Fund (2.4%)
3 Vanguard Market Liquidity Fund
(Cost $10,933)	0.127%		10,932,810	10,933
Total Investments (100.6%) (Cost $459,349)				460,209
Other Assets and Liabilities-Net (-0.6%)				(2,716)
Net Assets (100%)				457,493

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	449,276	—
Temporary Cash Investments	10,933	—	—
Total	10,933	449,276	—

C. At November 30, 2013, the cost of investment securities for tax purposes was $459,349,000. Net unrealized appreciation of investment securities for tax purposes was $860,000, consisting of unrealized gains of $867,000 on securities that had risen in value since their purchase and $7,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.3%)
U.S. Government Securities (90.3%)
United States Treasury Note/Bond	7.500%	11/15/16	1,000	1,202
United States Treasury Note/Bond	0.875%	11/30/16	330	333
United States Treasury Note/Bond	2.750%	11/30/16	1,965	2,091
United States Treasury Note/Bond	0.875%	12/31/16	2,625	2,646
United States Treasury Note/Bond	3.250%	12/31/16	2,073	2,240
United States Treasury Note/Bond	0.875%	1/31/17	3,082	3,104
United States Treasury Note/Bond	3.125%	1/31/17	2,750	2,962
United States Treasury Note/Bond	4.625%	2/15/17	2,305	2,594
United States Treasury Note/Bond	0.875%	2/28/17	1,940	1,952
United States Treasury Note/Bond	3.000%	2/28/17	1,002	1,076
United States Treasury Note/Bond	1.000%	3/31/17	1,950	1,968
United States Treasury Note/Bond	3.250%	3/31/17	2,604	2,820
United States Treasury Note/Bond	0.875%	4/30/17	2,870	2,882
United States Treasury Note/Bond	3.125%	4/30/17	2,693	2,908
United States Treasury Note/Bond	4.500%	5/15/17	1,659	1,870
United States Treasury Note/Bond	8.750%	5/15/17	977	1,242
United States Treasury Note/Bond	0.625%	5/31/17	3,650	3,629
United States Treasury Note/Bond	2.750%	5/31/17	1,349	1,441
United States Treasury Note/Bond	0.750%	6/30/17	4,000	3,990
United States Treasury Note/Bond	2.500%	6/30/17	1,796	1,903
United States Treasury Note/Bond	0.500%	7/31/17	2,615	2,582
United States Treasury Note/Bond	2.375%	7/31/17	3,828	4,037
United States Treasury Note/Bond	4.750%	8/15/17	1,399	1,597
United States Treasury Note/Bond	8.875%	8/15/17	570	736
United States Treasury Note/Bond	0.625%	8/31/17	3,845	3,807
United States Treasury Note/Bond	1.875%	8/31/17	1,811	1,877
United States Treasury Note/Bond	0.625%	9/30/17	3,200	3,163
United States Treasury Note/Bond	1.875%	9/30/17	2,923	3,026
United States Treasury Note/Bond	0.750%	10/31/17	2,490	2,469
United States Treasury Note/Bond	1.875%	10/31/17	2,480	2,567
United States Treasury Note/Bond	4.250%	11/15/17	1,798	2,026
United States Treasury Note/Bond	0.625%	11/30/17	4,815	4,744
United States Treasury Note/Bond	2.250%	11/30/17	1,920	2,015
United States Treasury Note/Bond	0.750%	12/31/17	3,015	2,981
United States Treasury Note/Bond	2.750%	12/31/17	2,625	2,807
United States Treasury Note/Bond	0.875%	1/31/18	3,045	3,022
United States Treasury Note/Bond	2.625%	1/31/18	909	967
United States Treasury Note/Bond	3.500%	2/15/18	2,701	2,970
United States Treasury Note/Bond	0.750%	2/28/18	2,150	2,119
United States Treasury Note/Bond	2.750%	2/28/18	5,426	5,802
United States Treasury Note/Bond	0.750%	3/31/18	1,915	1,884
United States Treasury Note/Bond	2.875%	3/31/18	1,207	1,296
United States Treasury Note/Bond	0.625%	4/30/18	3,330	3,254
United States Treasury Note/Bond	2.625%	4/30/18	2,397	2,549
United States Treasury Note/Bond	3.875%	5/15/18	1,100	1,230
United States Treasury Note/Bond	9.125%	5/15/18	910	1,226
United States Treasury Note/Bond	1.000%	5/31/18	2,087	2,069
United States Treasury Note/Bond	2.375%	5/31/18	1,702	1,791
United States Treasury Note/Bond	1.375%	6/30/18	4,345	4,373

United States Treasury Note/Bond	2.375%	6/30/18	1,955	2,056
United States Treasury Note/Bond	1.375%	7/31/18	3,000	3,017
United States Treasury Note/Bond	2.250%	7/31/18	1,570	1,642
United States Treasury Note/Bond	4.000%	8/15/18	592	667
United States Treasury Note/Bond	1.500%	8/31/18	5,175	5,228
United States Treasury Note/Bond	1.375%	9/30/18	6,336	6,355
United States Treasury Note/Bond	1.250%	10/31/18	4,300	4,281
United States Treasury Note/Bond	1.750%	10/31/18	2,145	2,189
United States Treasury Note/Bond	3.750%	11/15/18	3,257	3,633
United States Treasury Note/Bond	9.000%	11/15/18	1,233	1,688
United States Treasury Note/Bond	1.375%	11/30/18	4,170	4,174
United States Treasury Note/Bond	1.375%	12/31/18	2,840	2,837
United States Treasury Note/Bond	1.250%	1/31/19	2,800	2,775
United States Treasury Note/Bond	2.750%	2/15/19	2,632	2,805
United States Treasury Note/Bond	8.875%	2/15/19	669	921
United States Treasury Note/Bond	1.375%	2/28/19	2,550	2,540
United States Treasury Note/Bond	1.500%	3/31/19	2,340	2,339
United States Treasury Note/Bond	1.250%	4/30/19	1,450	1,428
United States Treasury Note/Bond	3.125%	5/15/19	2,458	2,664
United States Treasury Note/Bond	1.125%	5/31/19	1,310	1,278
United States Treasury Note/Bond	1.000%	6/30/19	1,175	1,136
United States Treasury Note/Bond	0.875%	7/31/19	1,695	1,623
United States Treasury Note/Bond	3.625%	8/15/19	1,392	1,543
United States Treasury Note/Bond	8.125%	8/15/19	1,193	1,619
United States Treasury Note/Bond	1.000%	8/31/19	2,340	2,252
United States Treasury Note/Bond	1.000%	9/30/19	1,850	1,777
United States Treasury Note/Bond	1.250%	10/31/19	450	438
United States Treasury Note/Bond	3.375%	11/15/19	4,550	4,983
United States Treasury Note/Bond	1.000%	11/30/19	1,980	1,892
United States Treasury Note/Bond	1.125%	12/31/19	2,275	2,187
United States Treasury Note/Bond	1.375%	1/31/20	2,552	2,484
United States Treasury Note/Bond	3.625%	2/15/20	4,280	4,744
United States Treasury Note/Bond	8.500%	2/15/20	60	84
United States Treasury Note/Bond	1.250%	2/29/20	2,460	2,370
United States Treasury Note/Bond	1.125%	3/31/20	2,150	2,051
United States Treasury Note/Bond	1.125%	4/30/20	2,775	2,641
United States Treasury Note/Bond	3.500%	5/15/20	3,299	3,628
United States Treasury Note/Bond	1.375%	5/31/20	2,700	2,605
United States Treasury Note/Bond	1.875%	6/30/20	2,450	2,436
United States Treasury Note/Bond	2.000%	7/31/20	3,050	3,054
United States Treasury Note/Bond	2.625%	8/15/20	3,654	3,804
United States Treasury Note/Bond	8.750%	8/15/20	250	358
United States Treasury Note/Bond	2.125%	8/31/20	2,550	2,567
United States Treasury Note/Bond	2.000%	9/30/20	2,130	2,124
United States Treasury Note/Bond	1.750%	10/31/20	2,800	2,741
United States Treasury Note/Bond	2.625%	11/15/20	6,342	6,578
United States Treasury Note/Bond	2.000%	11/30/20	3,000	2,979
United States Treasury Note/Bond	3.625%	2/15/21	4,755	5,239
United States Treasury Note/Bond	7.875%	2/15/21	716	995
United States Treasury Note/Bond	3.125%	5/15/21	3,042	3,239
United States Treasury Note/Bond	8.125%	5/15/21	1,290	1,824
United States Treasury Note/Bond	2.125%	8/15/21	4,900	4,849
United States Treasury Note/Bond	8.125%	8/15/21	925	1,314
United States Treasury Note/Bond	2.000%	11/15/21	1,993	1,943
United States Treasury Note/Bond	8.000%	11/15/21	3,870	5,492
United States Treasury Note/Bond	2.000%	2/15/22	3,545	3,438
United States Treasury Note/Bond	1.750%	5/15/22	3,425	3,236

United States Treasury Note/Bond	1.625%	8/15/22	3,865	3,588
United States Treasury Note/Bond	7.250%	8/15/22	350	483
United States Treasury Note/Bond	1.625%	11/15/22	4,315	3,979
United States Treasury Note/Bond	7.625%	11/15/22	575	814
United States Treasury Note/Bond	2.000%	2/15/23	6,275	5,948
United States Treasury Note/Bond	7.125%	2/15/23	475	654
United States Treasury Note/Bond	1.750%	5/15/23	8,845	8,144
United States Treasury Note/Bond	2.500%	8/15/23	6,195	6,077
United States Treasury Note/Bond	6.250%	8/15/23	675	885
United States Treasury Note/Bond	2.750%	11/15/23	2,600	2,601
				305,796
Agency Bonds and Notes (9.0%)
1 Federal Farm Credit Banks	4.875%	1/17/17	500	564
1 Federal Home Loan Banks	4.750%	12/16/16	285	320
1 Federal Home Loan Banks	0.625%	12/28/16	600	599
1 Federal Home Loan Banks	4.875%	5/17/17	600	683
1 Federal Home Loan Banks	1.000%	6/21/17	1,700	1,708
1 Federal Home Loan Banks	1.875%	3/13/20	150	147
1 Federal Home Loan Banks	4.125%	3/13/20	1,005	1,113
1 Federal Home Loan Banks	3.375%	6/12/20	125	133
1 Federal Home Loan Banks	5.250%	12/11/20	250	293
1 Federal Home Loan Banks	5.625%	6/11/21	400	479
1 Federal Home Loan Banks	2.125%	3/10/23	250	227
2 Federal Home Loan Mortgage Corp.	5.000%	2/16/17	600	681
2 Federal Home Loan Mortgage Corp.	1.000%	3/8/17	1,040	1,048
2 Federal Home Loan Mortgage Corp.	5.000%	4/18/17	200	228
2 Federal Home Loan Mortgage Corp.	1.000%	6/29/17	375	376
2 Federal Home Loan Mortgage Corp.	1.000%	7/28/17	550	551
2 Federal Home Loan Mortgage Corp.	1.000%	9/29/17	400	399
2 Federal Home Loan Mortgage Corp.	5.125%	11/17/17	625	722
2 Federal Home Loan Mortgage Corp.	0.750%	1/12/18	300	295
2 Federal Home Loan Mortgage Corp.	0.875%	3/7/18	1,250	1,230
2 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	500	577
2 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	440	486
2 Federal Home Loan Mortgage Corp.	1.750%	5/30/19	400	400
2 Federal Home Loan Mortgage Corp.	1.250%	8/1/19	450	435
2 Federal Home Loan Mortgage Corp.	1.250%	10/2/19	675	650
2 Federal Home Loan Mortgage Corp.	1.375%	5/1/20	715	680
2 Federal Home Loan Mortgage Corp.	2.375%	1/13/22	815	793
2 Federal National Mortgage Assn.	1.250%	1/30/17	200	203
2 Federal National Mortgage Assn.	5.000%	2/13/17	880	998
2 Federal National Mortgage Assn.	1.125%	4/27/17	700	707
2 Federal National Mortgage Assn.	5.000%	5/11/17	555	633
2 Federal National Mortgage Assn.	0.000%	6/1/17	500	483
2 Federal National Mortgage Assn.	5.375%	6/12/17	1,230	1,421
2 Federal National Mortgage Assn.	0.875%	8/28/17	1,050	1,045
2 Federal National Mortgage Assn.	0.875%	10/26/17	750	744
2 Federal National Mortgage Assn.	0.875%	12/20/17	900	890
2 Federal National Mortgage Assn.	0.875%	2/8/18	850	838
2 Federal National Mortgage Assn.	0.875%	5/21/18	1,520	1,489
2 Federal National Mortgage Assn.	1.875%	9/18/18	550	560
2 Federal National Mortgage Assn.	1.625%	11/27/18	970	973
2 Federal National Mortgage Assn.	0.000%	10/9/19	650	557
1 Financing Corp.	10.700%	10/6/17	122	165
1 Financing Corp.	9.800%	4/6/18	200	269
1 Financing Corp.	10.350%	8/3/18	250	348
1 Financing Corp.	9.700%	4/5/19	50	69

1 Financing Corp.	9.800%	11/30/17	350	466
Hashemite Kingdom of Jordan	2.503%	10/30/20	175	175
NCUA Guaranteed Notes	3.000%	6/12/19	180	191
Private Export Funding Corp.	1.375%	2/15/17	250	254
Private Export Funding Corp.	2.250%	12/15/17	25	26
Private Export Funding Corp.	1.875%	7/15/18	50	51
Private Export Funding Corp.	1.450%	8/15/19	100	97
Private Export Funding Corp.	2.050%	11/15/22	175	159
State of Israel	5.500%	9/18/23	125	148
1 Tennessee Valley Authority	5.500%	7/18/17	125	144
1 Tennessee Valley Authority	1.750%	10/15/18	125	126
1 Tennessee Valley Authority	3.875%	2/15/21	225	242
1 Tennessee Valley Authority	1.875%	8/15/22	125	112
				30,400
Total U.S. Government and Agency Obligations (Cost $336,810)				336,196
			Shares
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
3 Vanguard Market Liquidity Fund
(Cost $2,130)	0.127%		2,130,000	2,130
Total Investments (99.9%) (Cost $338,940)				338,326
Other Assets and Liabilities-Net (0.1%)				363
Net Assets (100%)				338,689

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	336,196	—
Temporary Cash Investments	2,130	—	—
Total	2,130	336,196	—

C. At November 30, 2013, the cost of investment securities for tax purposes was $338,940,000. Net unrealized depreciation of investment securities for tax purposes was $614,000, consisting of unrealized gains of $2,395,000 on securities that had risen in value since their purchase and $3,009,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Government Bond Index Fund

Schedule of Investments
As of November 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (91.3%)
	United States Treasury Note/Bond	7.500%	11/15/24	635	916
	United States Treasury Note/Bond	7.625%	2/15/25	840	1,225
	United States Treasury Note/Bond	6.875%	8/15/25	758	1,054
	United States Treasury Note/Bond	6.000%	2/15/26	1,601	2,088
	United States Treasury Note/Bond	6.750%	8/15/26	630	875
	United States Treasury Note/Bond	6.500%	11/15/26	949	1,295
	United States Treasury Note/Bond	6.625%	2/15/27	683	942
	United States Treasury Note/Bond	6.375%	8/15/27	783	1,061
	United States Treasury Note/Bond	6.125%	11/15/27	1,895	2,521
	United States Treasury Note/Bond	5.500%	8/15/28	1,148	1,444
	United States Treasury Note/Bond	5.250%	11/15/28	1,389	1,707
	United States Treasury Note/Bond	5.250%	2/15/29	1,260	1,551
	United States Treasury Note/Bond	6.125%	8/15/29	854	1,145
	United States Treasury Note/Bond	6.250%	5/15/30	1,567	2,140
	United States Treasury Note/Bond	5.375%	2/15/31	1,885	2,365
	United States Treasury Note/Bond	4.500%	2/15/36	2,690	3,057
	United States Treasury Note/Bond	4.750%	2/15/37	830	974
	United States Treasury Note/Bond	5.000%	5/15/37	756	918
	United States Treasury Note/Bond	4.375%	2/15/38	1,199	1,334
	United States Treasury Note/Bond	4.500%	5/15/38	1,766	2,001
	United States Treasury Note/Bond	3.500%	2/15/39	2,585	2,493
	United States Treasury Note/Bond	4.250%	5/15/39	2,132	2,328
	United States Treasury Note/Bond	4.500%	8/15/39	2,540	2,883
	United States Treasury Note/Bond	4.375%	11/15/39	3,062	3,407
	United States Treasury Note/Bond	4.625%	2/15/40	4,117	4,759
	United States Treasury Note/Bond	4.375%	5/15/40	3,923	4,363
	United States Treasury Note/Bond	3.875%	8/15/40	3,553	3,635
	United States Treasury Note/Bond	4.250%	11/15/40	3,317	3,611
	United States Treasury Note/Bond	4.750%	2/15/41	2,698	3,176
	United States Treasury Note/Bond	4.375%	5/15/41	3,204	3,556
	United States Treasury Note/Bond	3.750%	8/15/41	4,120	4,109
	United States Treasury Note/Bond	3.125%	11/15/41	5,705	5,044
	United States Treasury Note/Bond	3.125%	2/15/42	5,090	4,490
	United States Treasury Note/Bond	3.000%	5/15/42	3,165	2,717
	United States Treasury Note/Bond	2.750%	8/15/42	5,260	4,271
	United States Treasury Note/Bond	2.750%	11/15/42	5,205	4,214
	United States Treasury Note/Bond	3.125%	2/15/43	7,425	6,508
	United States Treasury Note/Bond	2.875%	5/15/43	7,370	6,117
	United States Treasury Note/Bond	3.625%	8/15/43	7,620	7,368
	United States Treasury Note/Bond	3.750%	11/15/43	2,455	2,427
					112,089
Agency Bonds and Notes (7.8%)
1	Federal Home Loan Banks	5.500%	7/15/36	335	395
2	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	355	476
2	Federal Home Loan Mortgage Corp.	6.750%	3/15/31	535	720
2	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	940	1,214
2	Federal National Mortgage Assn.	6.250%	5/15/29	450	573
2	Federal National Mortgage Assn.	7.125%	1/15/30	580	800

2 Federal National Mortgage Assn.	7.250%	5/15/30	775	1,082
2 Federal National Mortgage Assn.	6.625%	11/15/30	800	1,060
2 Federal National Mortgage Assn.	5.625%	7/15/37	175	212
Private Export Funding Corp.	2.450%	7/15/24	205	185
State of Israel	5.500%	12/4/23	127	149
State of Israel	5.500%	4/26/24	290	343
1 Tennessee Valley Authority	6.750%	11/1/25	270	348
1 Tennessee Valley Authority	7.125%	5/1/30	150	201
1 Tennessee Valley Authority	4.650%	6/15/35	75	75
1 Tennessee Valley Authority	5.880%	4/1/36	410	483
1 Tennessee Valley Authority	6.150%	1/15/38	165	202
1 Tennessee Valley Authority	5.500%	6/15/38	150	168
1 Tennessee Valley Authority	5.250%	9/15/39	277	299
1 Tennessee Valley Authority	3.500%	12/15/42	150	120
1 Tennessee Valley Authority	4.875%	1/15/48	95	94
1 Tennessee Valley Authority	5.375%	4/1/56	215	230
1 Tennessee Valley Authority	4.625%	9/15/60	150	140
				9,569
Total U.S. Government and Agency Obligations (Cost $132,640)				121,658
				Market
				Value
			Shares	($000)
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
3 Vanguard Market Liquidity Fund (Cost
$1,273)	0.127%		1,272,633	1,273

Total Investments (100.2%) (Cost $133,913)				122,931
Other Assets and Liabilities-Net (-0.2%)				(193)
Net Assets (100%)				122,738

1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operationshave been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Government Bond Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	121,658	—
Temporary Cash Investments	1,273	—	—
Total	1,273	121,658	—

C. At November 30, 2013, the cost of investment securities for tax purposes was $133,913,000. Net unrealized depreciation of investment securities for tax purposes was $10,982,000, consisting of unrealized gains of $157,000 on securities that had risen in value since their purchase and $11,139,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.9%)
U.S. Government Securities (0.9%)
United States Treasury Note/Bond	0.375%	11/15/14	420	421
United States Treasury Note/Bond	0.250%	10/31/15	52,400	52,376
United States Treasury Note/Bond	1.250%	10/31/18	13,485	13,426
United States Treasury Note/Bond	1.250%	11/30/18	5,500	5,467
Total U.S. Government and Agency Obligations (Cost $71,667)				71,690
Corporate Bonds (98.2%)
Finance (43.6%)
Banking (32.7%)
Abbey National Treasury Services plc	4.000%	4/27/16	8,175	8,706
Abbey National Treasury Services plc	3.050%	8/23/18	4,750	4,932
American Express Bank FSB	6.000%	9/13/17	5,880	6,809
American Express Centurion Bank	0.875%	11/13/15	2,900	2,909
American Express Centurion Bank	5.950%	6/12/17	300	343
American Express Centurion Bank	6.000%	9/13/17	4,299	4,990
American Express Co.	5.500%	9/12/16	3,350	3,753
American Express Co.	6.150%	8/28/17	7,050	8,210
American Express Co.	7.000%	3/19/18	11,500	13,894
American Express Co.	1.550%	5/22/18	4,750	4,681
1 American Express Co.	6.800%	9/1/66	6,150	6,542
American Express Credit Corp.	1.750%	6/12/15	6,675	6,790
American Express Credit Corp.	2.750%	9/15/15	11,237	11,655
American Express Credit Corp.	1.300%	7/29/16	8,925	9,007
American Express Credit Corp.	2.800%	9/19/16	11,025	11,570
American Express Credit Corp.	2.375%	3/24/17	9,725	10,097
American Express Credit Corp.	2.125%	7/27/18	4,100	4,150
Associates Corp. of North America	6.950%	11/1/18	4,250	5,092
Australia & New Zealand Banking Group Ltd.	0.900%	2/12/16	11,305	11,333
Australia & New Zealand Banking Group Ltd.	1.875%	10/6/17	6,625	6,687
Bancolombia SA	4.250%	1/12/16	1,500	1,550
Bancolombia SA	5.950%	6/3/21	100	103
Bank of America Corp.	4.500%	4/1/15	15,450	16,188
Bank of America Corp.	4.750%	8/1/15	7,625	8,097
Bank of America Corp.	7.750%	8/15/15	1,000	1,107
Bank of America Corp.	3.700%	9/1/15	10,450	10,941
Bank of America Corp.	1.500%	10/9/15	9,575	9,667
Bank of America Corp.	5.250%	12/1/15	4,000	4,301
Bank of America Corp.	1.250%	1/11/16	6,325	6,347
Bank of America Corp.	3.625%	3/17/16	10,325	10,900
Bank of America Corp.	3.750%	7/12/16	15,200	16,171
Bank of America Corp.	6.500%	8/1/16	12,150	13,781
Bank of America Corp.	5.750%	8/15/16	3,700	4,097
Bank of America Corp.	7.800%	9/15/16	3,400	3,967
Bank of America Corp.	5.625%	10/14/16	6,775	7,575
Bank of America Corp.	1.350%	11/21/16	2,575	2,577
Bank of America Corp.	5.420%	3/15/17	4,875	5,411
Bank of America Corp.	3.875%	3/22/17	9,900	10,623
Bank of America Corp.	6.000%	9/1/17	10,205	11,680
Bank of America Corp.	5.750%	12/1/17	14,000	16,021

Bank of America Corp.	2.000%	1/11/18	17,875	17,915
Bank of America Corp.	5.650%	5/1/18	20,250	23,177
Bank of America NA	1.125%	11/14/16	7,400	7,418
Bank of America NA	5.300%	3/15/17	9,850	10,979
Bank of America NA	6.100%	6/15/17	3,450	3,921
Bank of Montreal	0.800%	11/6/15	6,350	6,372
Bank of Montreal	1.300%	7/15/16	5,825	5,887
Bank of Montreal	2.500%	1/11/17	8,930	9,260
Bank of Montreal	1.400%	9/11/17	5,035	5,012
Bank of Montreal	1.450%	4/9/18	3,050	3,007
Bank of New York Mellon Corp.	1.700%	11/24/14	2,100	2,128
Bank of New York Mellon Corp.	3.100%	1/15/15	7,900	8,134
Bank of New York Mellon Corp.	1.200%	2/20/15	3,700	3,731
Bank of New York Mellon Corp.	4.950%	3/15/15	1,528	1,610
Bank of New York Mellon Corp.	2.950%	6/18/15	2,050	2,128
Bank of New York Mellon Corp.	0.700%	10/23/15	3,975	3,983
Bank of New York Mellon Corp.	2.500%	1/15/16	1,875	1,943
Bank of New York Mellon Corp.	0.700%	3/4/16	700	698
Bank of New York Mellon Corp.	2.300%	7/28/16	11,450	11,853
Bank of New York Mellon Corp.	2.400%	1/17/17	3,425	3,546
Bank of New York Mellon Corp.	1.969%	6/20/17	550	560
Bank of New York Mellon Corp.	1.350%	3/6/18	5,050	4,987
Bank of New York Mellon Corp.	2.100%	8/1/18	1,500	1,510
Bank of Nova Scotia	1.850%	1/12/15	4,790	4,865
Bank of Nova Scotia	3.400%	1/22/15	12,225	12,641
Bank of Nova Scotia	2.050%	10/7/15	9,950	10,215
Bank of Nova Scotia	0.750%	10/9/15	9,550	9,602
Bank of Nova Scotia	0.950%	3/15/16	3,890	3,901
Bank of Nova Scotia	2.900%	3/29/16	6,700	7,013
Bank of Nova Scotia	1.375%	7/15/16	1,300	1,315
Bank of Nova Scotia	2.550%	1/12/17	4,815	5,008
Bank of Nova Scotia	1.375%	12/18/17	7,500	7,425
Bank of Nova Scotia	1.450%	4/25/18	1,900	1,875
Bank of Nova Scotia	2.050%	10/30/18	7,475	7,474
Bank One Corp.	4.900%	4/30/15	2,200	2,318
Barclays Bank plc	2.750%	2/23/15	5,400	5,536
Barclays Bank plc	3.900%	4/7/15	4,200	4,381
Barclays Bank plc	5.000%	9/22/16	10,575	11,703
BB&T Corp.	5.200%	12/23/15	5,315	5,759
BB&T Corp.	3.200%	3/15/16	3,925	4,130
BB&T Corp.	3.950%	4/29/16	2,100	2,252
BB&T Corp.	2.150%	3/22/17	5,975	6,107
BB&T Corp.	4.900%	6/30/17	2,575	2,846
BB&T Corp.	1.600%	8/15/17	7,380	7,356
BB&T Corp.	1.450%	1/12/18	2,475	2,433
BB&T Corp.	2.050%	6/19/18	2,300	2,304
BBVA US Senior SAU	4.664%	10/9/15	13,850	14,592
Bear Stearns Cos. LLC	5.300%	10/30/15	2,100	2,268
Bear Stearns Cos. LLC	5.550%	1/22/17	6,000	6,682
Bear Stearns Cos. LLC	6.400%	10/2/17	9,725	11,320
Bear Stearns Cos. LLC	7.250%	2/1/18	15,600	18,802
BNP Paribas SA	3.250%	3/11/15	13,148	13,579
BNP Paribas SA	3.600%	2/23/16	11,300	11,943
BNP Paribas SA	2.375%	9/14/17	12,900	13,269
BNP Paribas SA	2.700%	8/20/18	8,400	8,628
Branch Banking & Trust Co.	1.450%	10/3/16	3,700	3,745
Branch Banking & Trust Co.	1.050%	12/1/16	1,675	1,676

Branch Banking & Trust Co.	2.300%	10/15/18	3,700	3,735
Canadian Imperial Bank of Commerce	0.900%	10/1/15	6,685	6,728
Canadian Imperial Bank of Commerce	2.350%	12/11/15	7,820	8,076
Canadian Imperial Bank of Commerce	1.350%	7/18/16	2,800	2,829
Canadian Imperial Bank of Commerce	1.550%	1/23/18	1,100	1,088
Capital One Bank USA NA	1.150%	11/21/16	3,600	3,598
Capital One Bank USA NA	2.150%	11/21/18	1,700	1,701
Capital One Financial Corp.	2.150%	3/23/15	5,675	5,774
Capital One Financial Corp.	1.000%	11/6/15	3,900	3,901
Capital One Financial Corp.	3.150%	7/15/16	4,175	4,374
Capital One Financial Corp.	6.150%	9/1/16	8,200	9,185
Capital One Financial Corp.	6.750%	9/15/17	4,425	5,188
Capital One NA	1.500%	3/22/18	1,775	1,745
Citigroup Inc.	6.010%	1/15/15	6,683	7,065
Citigroup Inc.	2.650%	3/2/15	8,725	8,911
Citigroup Inc.	4.875%	5/7/15	3,911	4,118
Citigroup Inc.	4.750%	5/19/15	7,681	8,108
Citigroup Inc.	4.700%	5/29/15	3,900	4,107
Citigroup Inc.	2.250%	8/7/15	7,500	7,655
Citigroup Inc.	4.587%	12/15/15	10,225	10,949
Citigroup Inc.	5.300%	1/7/16	4,892	5,310
Citigroup Inc.	1.250%	1/15/16	12,315	12,361
Citigroup Inc.	1.300%	4/1/16	6,275	6,296
Citigroup Inc.	3.953%	6/15/16	12,165	12,991
Citigroup Inc.	1.700%	7/25/16	8,275	8,371
Citigroup Inc.	1.300%	11/15/16	6,975	6,975
Citigroup Inc.	4.450%	1/10/17	11,400	12,436
Citigroup Inc.	5.500%	2/15/17	9,499	10,545
Citigroup Inc.	6.000%	8/15/17	8,226	9,475
Citigroup Inc.	6.125%	11/21/17	20,970	24,388
Citigroup Inc.	1.750%	5/1/18	7,775	7,693
Citigroup Inc.	6.125%	5/15/18	10,244	11,966
Citigroup Inc.	2.500%	9/26/18	6,950	7,053
Comerica Bank	5.750%	11/21/16	4,875	5,510
Comerica Bank	5.200%	8/22/17	1,675	1,876
Comerica Inc.	4.800%	5/1/15	1,500	1,580
Comerica Inc.	3.000%	9/16/15	3,375	3,513
Commonwealth Bank of Australia	1.950%	3/16/15	9,350	9,526
Commonwealth Bank of Australia	1.250%	9/18/15	4,425	4,482
Commonwealth Bank of Australia	1.900%	9/18/17	8,850	8,953
Commonwealth Bank of Australia	2.500%	9/20/18	3,750	3,842
Compass Bank	6.400%	10/1/17	1,730	1,884
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	2.125%	10/13/15	7,125	7,314
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.375%	1/19/17	12,400	13,267
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	1.700%	3/19/18	9,325	9,290
Corpbanca SA	3.125%	1/15/18	1,700	1,611
Countrywide Financial Corp.	6.250%	5/15/16	2,245	2,485
Credit Suisse	3.500%	3/23/15	9,475	9,840
Credit Suisse	6.000%	2/15/18	12,075	13,903
Credit Suisse USA Inc.	4.875%	1/15/15	8,900	9,326
Credit Suisse USA Inc.	5.125%	8/15/15	5,895	6,341
Credit Suisse USA Inc.	5.375%	3/2/16	4,725	5,195
Credit Suisse USA Inc.	5.850%	8/16/16	2,600	2,930
Deutsche Bank AG	3.450%	3/30/15	6,665	6,912

Deutsche Bank AG	3.250%	1/11/16	9,960	10,463
Deutsche Bank AG	6.000%	9/1/17	16,990	19,599
Deutsche Bank Financial LLC	5.375%	3/2/15	3,750	3,939
Discover Bank	2.000%	2/21/18	4,575	4,545
Discover Financial Services	6.450%	6/12/17	2,175	2,478
Fifth Third Bancorp	3.625%	1/25/16	7,686	8,102
Fifth Third Bancorp	5.450%	1/15/17	1,755	1,934
Fifth Third Bancorp	4.500%	6/1/18	1,875	2,030
Fifth Third Bank	4.750%	2/1/15	1,425	1,489
Fifth Third Bank	0.900%	2/26/16	1,250	1,246
Fifth Third Bank	1.150%	11/18/16	3,925	3,923
Fifth Third Bank	1.450%	2/28/18	2,000	1,964
1 Fifth Third Capital Trust IV	6.500%	4/15/67	5,000	4,988
First Horizon National Corp.	5.375%	12/15/15	2,025	2,186
First Tennessee Bank NA	5.650%	4/1/16	1,500	1,624
Goldman Sachs Group Inc.	5.125%	1/15/15	13,300	13,934
Goldman Sachs Group Inc.	3.300%	5/3/15	14,825	15,306
Goldman Sachs Group Inc.	3.700%	8/1/15	16,175	16,898
Goldman Sachs Group Inc.	1.600%	11/23/15	12,075	12,222
Goldman Sachs Group Inc.	5.350%	1/15/16	10,775	11,729
Goldman Sachs Group Inc.	3.625%	2/7/16	21,488	22,650
Goldman Sachs Group Inc.	5.750%	10/1/16	10,575	11,882
Goldman Sachs Group Inc.	5.625%	1/15/17	11,000	12,169
Goldman Sachs Group Inc.	6.250%	9/1/17	14,075	16,197
Goldman Sachs Group Inc.	5.950%	1/18/18	16,034	18,362
Goldman Sachs Group Inc.	2.375%	1/22/18	13,500	13,613
Goldman Sachs Group Inc.	6.150%	4/1/18	20,250	23,421
Goldman Sachs Group Inc.	2.900%	7/19/18	12,650	12,957
HSBC Bank USA NA	6.000%	8/9/17	4,050	4,645
HSBC USA Inc.	2.375%	2/13/15	10,825	11,069
HSBC USA Inc.	1.625%	1/16/18	11,300	11,239
HSBC USA Inc.	2.625%	9/24/18	925	953
Huntington Bancshares Inc.	2.600%	8/2/18	2,050	2,069
Huntington National Bank	1.350%	8/2/16	1,500	1,509
Huntington National Bank	1.300%	11/20/16	2,375	2,379
Intesa Sanpaolo SPA	3.125%	1/15/16	9,375	9,567
Intesa Sanpaolo SPA	3.875%	1/16/18	13,300	13,570
JPMorgan Chase & Co.	3.700%	1/20/15	16,950	17,521
JPMorgan Chase & Co.	4.750%	3/1/15	8,975	9,415
JPMorgan Chase & Co.	1.875%	3/20/15	7,225	7,334
JPMorgan Chase & Co.	5.250%	5/1/15	6,709	7,101
JPMorgan Chase & Co.	3.400%	6/24/15	6,800	7,068
JPMorgan Chase & Co.	5.150%	10/1/15	6,349	6,809
JPMorgan Chase & Co.	1.100%	10/15/15	14,150	14,204
JPMorgan Chase & Co.	2.600%	1/15/16	4,175	4,318
JPMorgan Chase & Co.	1.125%	2/26/16	7,550	7,582
JPMorgan Chase & Co.	3.450%	3/1/16	17,025	17,928
JPMorgan Chase & Co.	3.150%	7/5/16	23,650	24,821
JPMorgan Chase & Co.	6.125%	6/27/17	3,650	4,164
JPMorgan Chase & Co.	2.000%	8/15/17	13,203	13,395
JPMorgan Chase & Co.	6.000%	1/15/18	23,426	27,166
JPMorgan Chase & Co.	1.800%	1/25/18	8,050	8,020
JPMorgan Chase & Co.	1.625%	5/15/18	15,525	15,296
JPMorgan Chase Bank NA	6.000%	7/5/17	200	229
JPMorgan Chase Bank NA	6.000%	10/1/17	15,185	17,549
KeyBank NA	4.950%	9/15/15	1,000	1,066
KeyBank NA	5.450%	3/3/16	3,600	3,947

KeyBank NA	1.100%	11/25/16	1,000	1,000
KeyBank NA	1.650%	2/1/18	7,950	7,895
KeyCorp	3.750%	8/13/15	3,975	4,165
KeyCorp	2.300%	12/13/18	375	377
Lloyds Bank plc	4.875%	1/21/16	7,500	8,119
Lloyds Bank plc	4.200%	3/28/17	3,350	3,642
Lloyds Bank plc	2.300%	11/27/18	4,500	4,516
Manufacturers & Traders Trust Co.	6.625%	12/4/17	3,915	4,601
Manufacturers & Traders Trust Co.	1.450%	3/7/18	2,150	2,111
1 Manufacturers & Traders Trust Co.	5.585%	12/28/20	1,500	1,543
MBNA Corp.	5.000%	6/15/15	2,800	2,971
Merrill Lynch & Co. Inc.	5.000%	1/15/15	6,800	7,113
Merrill Lynch & Co. Inc.	5.300%	9/30/15	754	809
Merrill Lynch & Co. Inc.	6.050%	5/16/16	8,550	9,434
Merrill Lynch & Co. Inc.	5.700%	5/2/17	5,560	6,188
Merrill Lynch & Co. Inc.	6.400%	8/28/17	15,560	18,076
Merrill Lynch & Co. Inc.	6.875%	4/25/18	27,900	33,276
Merrill Lynch & Co. Inc.	6.875%	11/15/18	6,111	7,366
Morgan Stanley	4.100%	1/26/15	5,475	5,674
Morgan Stanley	6.000%	4/28/15	13,300	14,208
Morgan Stanley	4.000%	7/24/15	8,750	9,163
Morgan Stanley	5.375%	10/15/15	12,050	12,980
Morgan Stanley	3.450%	11/2/15	5,200	5,433
Morgan Stanley	1.750%	2/25/16	10,650	10,802
Morgan Stanley	3.800%	4/29/16	11,300	11,949
Morgan Stanley	5.750%	10/18/16	7,575	8,476
Morgan Stanley	5.450%	1/9/17	12,775	14,234
Morgan Stanley	4.750%	3/22/17	10,575	11,608
Morgan Stanley	5.550%	4/27/17	9,255	10,403
Morgan Stanley	6.250%	8/28/17	6,225	7,198
Morgan Stanley	5.950%	12/28/17	12,975	14,960
Morgan Stanley	6.625%	4/1/18	16,700	19,640
Morgan Stanley	2.125%	4/25/18	12,350	12,305
Murray Street Investment Trust I	4.647%	3/9/17	11,125	12,087
National Australia Bank Ltd.	2.000%	3/9/15	6,450	6,578
National Australia Bank Ltd.	1.600%	8/7/15	7,825	7,947
National Australia Bank Ltd.	0.900%	1/20/16	3,025	3,031
National Australia Bank Ltd.	1.300%	7/25/16	700	708
National Australia Bank Ltd.	2.750%	3/9/17	4,550	4,757
National Australia Bank Ltd.	2.300%	7/25/18	5,675	5,772
National Bank of Canada	1.500%	6/26/15	1,575	1,597
National Bank of Canada	1.450%	11/7/17	6,650	6,582
National City Corp.	4.900%	1/15/15	4,050	4,237
PNC Bank NA	0.800%	1/28/16	9,050	9,048
PNC Bank NA	1.300%	10/3/16	200	201
PNC Bank NA	1.150%	11/1/16	5,150	5,179
PNC Bank NA	5.250%	1/15/17	3,000	3,327
PNC Bank NA	4.875%	9/21/17	2,225	2,471
PNC Bank NA	6.000%	12/7/17	3,300	3,810
PNC Funding Corp.	3.625%	2/8/15	5,300	5,486
PNC Funding Corp.	4.250%	9/21/15	2,230	2,368
PNC Funding Corp.	5.250%	11/15/15	3,900	4,213
PNC Funding Corp.	2.700%	9/19/16	9,650	10,076
PNC Funding Corp.	5.625%	2/1/17	1,950	2,169
Regions Financial Corp.	5.750%	6/15/15	3,000	3,206
Regions Financial Corp.	2.000%	5/15/18	4,775	4,692
Royal Bank of Canada	1.150%	3/13/15	3,050	3,079

Royal Bank of Canada	0.800%	10/30/15	4,164	4,170
Royal Bank of Canada	2.625%	12/15/15	7,875	8,187
Royal Bank of Canada	0.850%	3/8/16	7,200	7,179
Royal Bank of Canada	2.875%	4/19/16	6,575	6,902
Royal Bank of Canada	2.300%	7/20/16	5,925	6,143
Royal Bank of Canada	1.500%	1/16/18	7,500	7,407
Royal Bank of Canada	2.200%	7/27/18	10,900	11,034
Royal Bank of Scotland Group plc	2.550%	9/18/15	14,600	14,954
Royal Bank of Scotland plc	4.875%	3/16/15	3,795	3,983
Royal Bank of Scotland plc	3.950%	9/21/15	3,550	3,730
Royal Bank of Scotland plc	4.375%	3/16/16	7,900	8,473
Santander Bank NA	8.750%	5/30/18	1,925	2,320
Santander Holdings USA Inc.	3.000%	9/24/15	2,525	2,593
Santander Holdings USA Inc.	4.625%	4/19/16	2,725	2,920
Santander Holdings USA Inc.	3.450%	8/27/18	3,300	3,396
Societe Generale SA	2.750%	10/12/17	9,250	9,568
Societe Generale SA	2.625%	10/1/18	2,900	2,944
State Street Bank & Trust Co.	5.250%	10/15/18	225	256
State Street Corp.	2.875%	3/7/16	8,025	8,399
State Street Corp.	4.956%	3/15/18	3,000	3,311
State Street Corp.	1.350%	5/15/18	5,950	5,825
Sumitomo Mitsui Banking Corp.	1.350%	7/18/15	3,950	3,987
Sumitomo Mitsui Banking Corp.	0.900%	1/18/16	2,475	2,478
Sumitomo Mitsui Banking Corp.	1.450%	7/19/16	3,550	3,585
Sumitomo Mitsui Banking Corp.	1.800%	7/18/17	6,775	6,805
Sumitomo Mitsui Banking Corp.	1.500%	1/18/18	4,400	4,327
Sumitomo Mitsui Banking Corp.	2.500%	7/19/18	2,225	2,258
SunTrust Bank	7.250%	3/15/18	2,250	2,687
SunTrust Banks Inc.	3.600%	4/15/16	7,375	7,793
SunTrust Banks Inc.	3.500%	1/20/17	1,850	1,959
SunTrust Banks Inc.	6.000%	9/11/17	1,600	1,830
SunTrust Banks Inc.	2.350%	11/1/18	3,425	3,436
Svenska Handelsbanken AB	3.125%	7/12/16	7,625	8,014
Svenska Handelsbanken AB	2.875%	4/4/17	5,475	5,735
Svenska Handelsbanken AB	1.625%	3/21/18	4,800	4,747
Toronto-Dominion Bank	2.500%	7/14/16	10,610	11,019
Toronto-Dominion Bank	2.375%	10/19/16	11,985	12,485
Toronto-Dominion Bank	1.400%	4/30/18	8,000	7,901
Toronto-Dominion Bank	2.625%	9/10/18	6,925	7,155
UBS AG	3.875%	1/15/15	4,890	5,069
UBS AG	7.000%	10/15/15	1,000	1,110
UBS AG	5.875%	7/15/16	9,450	10,506
UBS AG	7.375%	6/15/17	200	224
UBS AG	5.875%	12/20/17	14,300	16,580
UBS AG	5.750%	4/25/18	15,075	17,466
Union Bank NA	5.950%	5/11/16	2,050	2,283
Union Bank NA	1.500%	9/26/16	4,750	4,821
Union Bank NA	2.125%	6/16/17	3,225	3,272
Union Bank NA	2.625%	9/26/18	7,450	7,638
US Bancorp	3.150%	3/4/15	3,950	4,083
US Bancorp	2.450%	7/27/15	4,375	4,509
US Bancorp	3.442%	2/1/16	2,550	2,674
US Bancorp	2.200%	11/15/16	7,625	7,870
US Bancorp	1.650%	5/15/17	7,425	7,512
US Bancorp	1.950%	11/15/18	3,650	3,674
US Bank NA	4.800%	4/15/15	2,100	2,218
1 US Bank NA	3.778%	4/29/20	1,250	1,300

Vesey Street Investment Trust I	4.404%	9/1/16	1,375	1,486
Wachovia Bank NA	4.875%	2/1/15	4,150	4,351
Wachovia Bank NA	5.000%	8/15/15	500	535
Wachovia Bank NA	5.600%	3/15/16	1,823	2,008
Wachovia Bank NA	6.000%	11/15/17	9,400	10,948
Wachovia Corp.	5.625%	10/15/16	6,650	7,496
Wachovia Corp.	5.750%	6/15/17	12,125	13,962
Wachovia Corp.	5.750%	2/1/18	10,900	12,759
Wells Fargo & Co.	1.250%	2/13/15	10,505	10,593
Wells Fargo & Co.	3.625%	4/15/15	3,521	3,668
Wells Fargo & Co.	1.500%	7/1/15	15,725	15,940
Wells Fargo & Co.	3.676%	6/15/16	15,380	16,450
Wells Fargo & Co.	1.250%	7/20/16	8,650	8,731
Wells Fargo & Co.	5.125%	9/15/16	4,212	4,655
Wells Fargo & Co.	2.625%	12/15/16	7,400	7,749
Wells Fargo & Co.	2.100%	5/8/17	9,500	9,773
Wells Fargo & Co.	5.625%	12/11/17	12,076	13,990
Wells Fargo & Co.	1.500%	1/16/18	11,375	11,356
2 Wells Fargo & Co.	4.480%	1/16/24	5,439	5,401
Wells Fargo Bank NA	4.750%	2/9/15	1,000	1,046
Wells Fargo Bank NA	5.750%	5/16/16	4,150	4,622
Westpac Banking Corp.	4.200%	2/27/15	7,325	7,664
Westpac Banking Corp.	3.000%	8/4/15	10,875	11,317
Westpac Banking Corp.	1.125%	9/25/15	4,750	4,803
Westpac Banking Corp.	3.000%	12/9/15	1,650	1,726
Westpac Banking Corp.	0.950%	1/12/16	5,475	5,489
Westpac Banking Corp.	1.050%	11/25/16	7,000	6,998
Westpac Banking Corp.	2.000%	8/14/17	7,200	7,357
Westpac Banking Corp.	1.600%	1/12/18	5,250	5,231
Westpac Banking Corp.	2.250%	7/30/18	6,500	6,609
Zions Bancorporation	4.500%	3/27/17	3,350	3,591

Brokerage (0.8%)
Ameriprise Financial Inc.	5.650%	11/15/15	4,900	5,358
1 Ameriprise Financial Inc.	7.518%	6/1/66	1,200	1,329
BlackRock Inc.	3.500%	12/10/14	3,275	3,378
BlackRock Inc.	1.375%	6/1/15	1,300	1,319
BlackRock Inc.	6.250%	9/15/17	5,150	6,018
Charles Schwab Corp.	0.850%	12/4/15	1,200	1,201
Charles Schwab Corp.	2.200%	7/25/18	2,175	2,203
Eaton Vance Corp.	6.500%	10/2/17	409	470
Franklin Resources Inc.	3.125%	5/20/15	150	155
Franklin Resources Inc.	1.375%	9/15/17	3,050	3,020
Jefferies Group LLC	3.875%	11/9/15	1,900	1,986
Jefferies Group LLC	5.500%	3/15/16	2,000	2,164
Jefferies Group LLC	5.125%	4/13/18	5,392	5,847
Lazard Group LLC	6.850%	6/15/17	2,600	2,948
Leucadia National Corp.	8.125%	9/15/15	1,444	1,603
Nomura Holdings Inc.	5.000%	3/4/15	5,050	5,304
Nomura Holdings Inc.	4.125%	1/19/16	6,540	6,905
Nomura Holdings Inc.	2.000%	9/13/16	6,275	6,338
Raymond James Financial Inc.	4.250%	4/15/16	300	319
TD Ameritrade Holding Corp.	4.150%	12/1/14	1,994	2,063

Finance Companies (3.1%)
Air Lease Corp.	5.625%	4/1/17	8,550	9,384
Ares Capital Corp.	4.875%	11/30/18	2,725	2,776

GATX Corp.	4.750%	5/15/15	170	179
GATX Corp.	3.500%	7/15/16	2,000	2,100
1 GE Capital Trust I	6.375%	11/15/67	5,975	6,483
General Electric Capital Corp.	2.150%	1/9/15	12,325	12,562
General Electric Capital Corp.	4.875%	3/4/15	9,615	10,135
General Electric Capital Corp.	3.500%	6/29/15	5,775	6,038
General Electric Capital Corp.	1.625%	7/2/15	12,800	13,009
General Electric Capital Corp.	4.375%	9/21/15	2,150	2,288
General Electric Capital Corp.	2.250%	11/9/15	14,125	14,554
General Electric Capital Corp.	1.000%	12/11/15	5,911	5,942
General Electric Capital Corp.	1.000%	1/8/16	8,950	8,998
General Electric Capital Corp.	5.000%	1/8/16	9,090	9,845
General Electric Capital Corp.	2.950%	5/9/16	5,675	5,957
General Electric Capital Corp.	1.500%	7/12/16	4,775	4,851
General Electric Capital Corp.	3.350%	10/17/16	6,600	7,038
General Electric Capital Corp.	2.900%	1/9/17	8,900	9,338
General Electric Capital Corp.	5.400%	2/15/17	5,630	6,341
General Electric Capital Corp.	2.300%	4/27/17	10,865	11,206
General Electric Capital Corp.	5.625%	9/15/17	15,340	17,631
General Electric Capital Corp.	1.600%	11/20/17	8,400	8,460
General Electric Capital Corp.	1.625%	4/2/18	3,400	3,402
General Electric Capital Corp.	5.625%	5/1/18	18,275	21,206
1 General Electric Capital Corp.	6.375%	11/15/67	8,175	8,870
1 HSBC Finance Capital Trust IX	5.911%	11/30/25	6,300	6,528
HSBC Finance Corp.	5.250%	4/15/15	2,238	2,366
HSBC Finance Corp.	5.000%	6/30/15	8,845	9,406
HSBC Finance Corp.	5.500%	1/19/16	11,212	12,236

Insurance (4.7%)
ACE INA Holdings Inc.	5.600%	5/15/15	2,450	2,626
ACE INA Holdings Inc.	2.600%	11/23/15	5,040	5,220
ACE INA Holdings Inc.	5.700%	2/15/17	400	455
ACE INA Holdings Inc.	5.800%	3/15/18	2,500	2,898
Aegon NV	4.625%	12/1/15	3,275	3,504
Aetna Inc.	6.000%	6/15/16	2,765	3,108
Aetna Inc.	1.750%	5/15/17	600	605
Aetna Inc.	1.500%	11/15/17	1,425	1,416
Aetna Inc.	6.500%	9/15/18	2,225	2,657
Aflac Inc.	3.450%	8/15/15	500	524
Aflac Inc.	2.650%	2/15/17	3,900	4,068
Allied World Assurance Co. Ltd.	7.500%	8/1/16	2,277	2,630
1 Allstate Corp.	6.125%	5/15/67	700	728
American International Group Inc.	3.000%	3/20/15	4,150	4,271
American International Group Inc.	2.375%	8/24/15	700	715
American International Group Inc.	5.050%	10/1/15	4,427	4,759
American International Group Inc.	4.875%	9/15/16	7,700	8,480
American International Group Inc.	5.600%	10/18/16	3,725	4,164
American International Group Inc.	3.800%	3/22/17	7,025	7,526
American International Group Inc.	5.450%	5/18/17	6,475	7,293
American International Group Inc.	5.850%	1/16/18	10,525	12,153
American International Group Inc.	8.250%	8/15/18	15,747	19,950
Aon Corp.	3.500%	9/30/15	3,675	3,848
Aon Corp.	3.125%	5/27/16	900	943
Assurant Inc.	2.500%	3/15/18	1,200	1,186
Axis Capital Holdings Ltd.	5.750%	12/1/14	2,550	2,675
Berkshire Hathaway Finance Corp.	4.850%	1/15/15	4,500	4,722
Berkshire Hathaway Finance Corp.	0.950%	8/15/16	2,350	2,363

Berkshire Hathaway Finance Corp.	1.600%	5/15/17	9,575	9,690
Berkshire Hathaway Finance Corp.	1.300%	5/15/18	2,600	2,555
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	5,600	6,460
Berkshire Hathaway Finance Corp.	2.000%	8/15/18	2,825	2,860
Berkshire Hathaway Inc.	3.200%	2/11/15	8,600	8,886
Berkshire Hathaway Inc.	0.800%	2/11/16	375	377
Berkshire Hathaway Inc.	2.200%	8/15/16	4,200	4,363
Berkshire Hathaway Inc.	1.900%	1/31/17	6,500	6,654
Berkshire Hathaway Inc.	1.550%	2/9/18	4,375	4,368
Chubb Corp.	5.750%	5/15/18	925	1,078
1 Chubb Corp.	6.375%	3/29/67	6,200	6,719
Cigna Corp.	2.750%	11/15/16	6,850	7,161
CNA Financial Corp.	5.850%	12/15/14	2,550	2,685
CNA Financial Corp.	6.500%	8/15/16	2,800	3,164
Coventry Health Care Inc.	5.950%	3/15/17	4,050	4,612
Genworth Holdings Inc.	8.625%	12/15/16	2,925	3,510
Genworth Holdings Inc.	6.515%	5/22/18	3,150	3,639
Hartford Financial Services Group Inc.	4.000%	3/30/15	3,620	3,771
Hartford Financial Services Group Inc.	5.375%	3/15/17	2,025	2,256
Hartford Financial Services Group Inc.	6.300%	3/15/18	3,153	3,688
Humana Inc.	6.450%	6/1/16	775	872
Humana Inc.	7.200%	6/15/18	3,850	4,615
Humana Inc.	6.300%	8/1/18	785	910
ING US Inc.	2.900%	2/15/18	6,000	6,064
Kemper Corp.	6.000%	11/30/15	200	215
Kemper Corp.	6.000%	5/15/17	3,425	3,799
Lincoln National Corp.	4.300%	6/15/15	400	420
1 Lincoln National Corp.	7.000%	5/17/66	4,375	4,490
1 Lincoln National Corp.	6.050%	4/20/67	3,500	3,487
Loews Corp.	5.250%	3/15/16	1,525	1,676
Manulife Financial Corp.	3.400%	9/17/15	6,125	6,403
Marsh & McLennan Cos. Inc.	2.300%	4/1/17	1,450	1,477
Marsh & McLennan Cos. Inc.	2.550%	10/15/18	1,150	1,167
MetLife Inc.	5.000%	6/15/15	3,775	4,024
MetLife Inc.	6.750%	6/1/16	5,550	6,341
MetLife Inc.	1.756%	12/15/17	6,075	6,078
MetLife Inc.	6.817%	8/15/18	5,350	6,491
2 Metropolitan Life Global Funding I	5.125%	6/10/14	100	102
Principal Financial Group Inc.	1.850%	11/15/17	1,575	1,574
1 Progressive Corp.	6.700%	6/15/67	4,117	4,457
Prudential Financial Inc.	3.875%	1/14/15	3,160	3,272
Prudential Financial Inc.	6.200%	1/15/15	400	424
Prudential Financial Inc.	4.750%	9/17/15	4,418	4,726
Prudential Financial Inc.	5.500%	3/15/16	1,725	1,898
Prudential Financial Inc.	3.000%	5/12/16	2,400	2,517
Prudential Financial Inc.	6.000%	12/1/17	5,925	6,881
Prudential Financial Inc.	2.300%	8/15/18	625	633
1 Prudential Financial Inc.	8.875%	6/15/68	4,605	5,607
Reinsurance Group of America Inc.	5.625%	3/15/17	1,500	1,671
1 Reinsurance Group of America Inc.	6.750%	12/15/66	1,400	1,391
1 StanCorp Financial Group Inc.	6.900%	6/1/67	1,420	1,413
Torchmark Corp.	6.375%	6/15/16	1,500	1,674
Transatlantic Holdings Inc.	5.750%	12/14/15	2,825	3,080
Travelers Cos. Inc.	5.500%	12/1/15	1,540	1,686
Travelers Cos. Inc.	6.250%	6/20/16	1,990	2,255
Travelers Cos. Inc.	5.750%	12/15/17	2,200	2,547
Travelers Cos. Inc.	5.800%	5/15/18	1,950	2,276

UnitedHealth Group Inc.	4.875%	3/15/15	1,756	1,852
UnitedHealth Group Inc.	0.850%	10/15/15	2,900	2,913
UnitedHealth Group Inc.	5.375%	3/15/16	2,600	2,860
UnitedHealth Group Inc.	1.875%	11/15/16	3,550	3,644
UnitedHealth Group Inc.	1.400%	10/15/17	5,100	5,098
UnitedHealth Group Inc.	6.000%	2/15/18	6,270	7,349
Unum Group	7.125%	9/30/16	1,445	1,654
WellPoint Inc.	5.000%	12/15/14	2,621	2,741
WellPoint Inc.	1.250%	9/10/15	4,100	4,134
WellPoint Inc.	5.250%	1/15/16	5,700	6,203
WellPoint Inc.	2.375%	2/15/17	3,000	3,080
WellPoint Inc.	5.875%	6/15/17	4,700	5,362
WellPoint Inc.	1.875%	1/15/18	3,025	3,012
Willis Group Holdings plc	4.125%	3/15/16	3,550	3,743
Willis North America Inc.	6.200%	3/28/17	245	271
XL Group plc	5.250%	9/15/14	2,250	2,329

Other Finance (0.3%)
IntercontinentalExchange Group Inc.	2.500%	10/15/18	3,525	3,599
NASDAQ OMX Group Inc.	4.000%	1/15/15	2,800	2,896
NASDAQ OMX Group Inc.	5.250%	1/16/18	500	549
NYSE Euronext	2.000%	10/5/17	3,350	3,374
ORIX Corp.	4.710%	4/27/15	4,650	4,865
ORIX Corp.	5.000%	1/12/16	1,775	1,902
ORIX Corp.	3.750%	3/9/17	1,950	2,044
XTRA Finance Corp.	5.150%	4/1/17	1,600	1,786

Real Estate Investment Trusts (2.0%)
Arden Realty LP	5.250%	3/1/15	3,925	4,106
AvalonBay Communities Inc.	5.750%	9/15/16	500	563
AvalonBay Communities Inc.	5.700%	3/15/17	1,335	1,496
BioMed Realty LP	3.850%	4/15/16	1,960	2,057
Boston Properties LP	5.625%	4/15/15	2,800	2,984
Boston Properties LP	3.700%	11/15/18	4,415	4,704
Brandywine Operating Partnership LP	5.700%	5/1/17	4,200	4,667
Brandywine Operating Partnership LP	4.950%	4/15/18	1,375	1,486
BRE Properties Inc.	5.500%	3/15/17	1,625	1,801
CommonWealth REIT	6.250%	6/15/17	1,000	1,073
CommonWealth REIT	6.650%	1/15/18	1,000	1,091
DDR Corp.	7.500%	4/1/17	4,200	4,935
Digital Realty Trust LP	4.500%	7/15/15	2,500	2,615
Duke Realty LP	7.375%	2/15/15	850	914
Duke Realty LP	5.950%	2/15/17	4,450	4,974
ERP Operating LP	6.584%	4/13/15	1,000	1,078
ERP Operating LP	5.125%	3/15/16	5,425	5,930
ERP Operating LP	5.375%	8/1/16	500	556
ERP Operating LP	5.750%	6/15/17	3,725	4,212
HCP Inc.	3.750%	2/1/16	5,325	5,606
HCP Inc.	6.000%	1/30/17	3,100	3,496
HCP Inc.	6.700%	1/30/18	4,070	4,765
Health Care REIT Inc.	3.625%	3/15/16	3,675	3,868
Health Care REIT Inc.	6.200%	6/1/16	1,575	1,758
Health Care REIT Inc.	4.700%	9/15/17	4,800	5,262
Health Care REIT Inc.	2.250%	3/15/18	2,100	2,103
Healthcare Realty Trust Inc.	6.500%	1/17/17	1,857	2,092
Highwoods Realty LP	5.850%	3/15/17	1,300	1,443
Hospitality Properties Trust	5.125%	2/15/15	2,525	2,597

Hospitality Properties Trust	5.625%	3/15/17	975	1,062
Hospitality Properties Trust	6.700%	1/15/18	3,925	4,427
Kilroy Realty LP	5.000%	11/3/15	1,125	1,203
Kilroy Realty LP	4.800%	7/15/18	1,825	1,978
Kimco Realty Corp.	5.783%	3/15/16	1,100	1,210
Kimco Realty Corp.	5.700%	5/1/17	1,100	1,238
Kimco Realty Corp.	4.300%	2/1/18	3,075	3,313
Liberty Property LP	5.125%	3/2/15	2,350	2,464
Liberty Property LP	5.500%	12/15/16	113	126
Liberty Property LP	6.625%	10/1/17	450	520
Mack-Cali Realty LP	2.500%	12/15/17	1,000	1,005
ProLogis LP	4.500%	8/15/17	2,125	2,314
ProLogis LP	6.625%	5/15/18	2,676	3,151
Realty Income Corp.	5.950%	9/15/16	1,900	2,118
Realty Income Corp.	2.000%	1/31/18	2,375	2,357
Regency Centers LP	5.250%	8/1/15	1,750	1,866
Regency Centers LP	5.875%	6/15/17	300	336
Senior Housing Properties Trust	4.300%	1/15/16	845	879
Simon Property Group LP	4.200%	2/1/15	5,550	5,737
Simon Property Group LP	5.100%	6/15/15	3,075	3,285
Simon Property Group LP	5.750%	12/1/15	2,100	2,289
Simon Property Group LP	6.100%	5/1/16	550	612
Simon Property Group LP	5.250%	12/1/16	3,250	3,621
Simon Property Group LP	2.800%	1/30/17	2,975	3,104
Simon Property Group LP	5.875%	3/1/17	86	97
Simon Property Group LP	2.150%	9/15/17	2,625	2,686
Simon Property Group LP	6.125%	5/30/18	5,775	6,803
UDR Inc.	4.250%	6/1/18	750	801
Ventas Realty LP	1.550%	9/26/16	1,250	1,259
Ventas Realty LP / Ventas Capital Corp.	3.125%	11/30/15	2,800	2,922
Ventas Realty LP / Ventas Capital Corp.	2.000%	2/15/18	4,425	4,387
Vornado Realty LP	4.250%	4/1/15	2,520	2,610
				3,398,823
Industrial (47.4%)
Basic Industry (3.6%)
Air Products & Chemicals Inc.	2.000%	8/2/16	1,425	1,463
Air Products & Chemicals Inc.	1.200%	10/15/17	1,625	1,603
Airgas Inc.	3.250%	10/1/15	950	988
Airgas Inc.	2.950%	6/15/16	500	521
Alcoa Inc.	5.550%	2/1/17	3,550	3,848
Alcoa Inc.	6.500%	6/15/18	865	967
Alcoa Inc.	6.750%	7/15/18	3,525	3,986
Barrick Gold Corp.	2.900%	5/30/16	8,275	8,642
Barrick Gold Corp.	2.500%	5/1/18	375	377
Barrick North America Finance LLC	6.800%	9/15/18	3,671	4,323
BHP Billiton Finance USA Ltd.	1.000%	2/24/15	11,125	11,210
BHP Billiton Finance USA Ltd.	1.875%	11/21/16	5,025	5,150
BHP Billiton Finance USA Ltd.	1.625%	2/24/17	9,679	9,786
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	300	339
BHP Billiton Finance USA Ltd.	2.050%	9/30/18	3,700	3,730
Cabot Corp.	2.550%	1/15/18	1,050	1,065
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	3,300	3,461
CF Industries Inc.	6.875%	5/1/18	6,625	7,834
Cliffs Natural Resources Inc.	3.950%	1/15/18	3,350	3,397
Domtar Corp.	10.750%	6/1/17	1,175	1,488
Dow Chemical Co.	2.500%	2/15/16	4,960	5,130
Dow Chemical Co.	5.700%	5/15/18	3,850	4,447

Eastman Chemical Co.	3.000%	12/15/15	250	260
Eastman Chemical Co.	2.400%	6/1/17	8,600	8,776
Ecolab Inc.	2.375%	12/8/14	2,490	2,533
Ecolab Inc.	1.000%	8/9/15	5,750	5,775
Ecolab Inc.	3.000%	12/8/16	6,050	6,366
Ecolab Inc.	1.450%	12/8/17	2,800	2,763
EI du Pont de Nemours & Co.	3.250%	1/15/15	5,350	5,521
EI du Pont de Nemours & Co.	1.950%	1/15/16	2,075	2,129
EI du Pont de Nemours & Co.	2.750%	4/1/16	5,200	5,456
EI du Pont de Nemours & Co.	5.250%	12/15/16	2,465	2,761
EI du Pont de Nemours & Co.	6.000%	7/15/18	5,650	6,671
Freeport-McMoRan Copper & Gold Inc.	1.400%	2/13/15	3,625	3,650
Freeport-McMoRan Copper & Gold Inc.	2.150%	3/1/17	4,000	4,039
Freeport-McMoRan Copper & Gold Inc.	2.375%	3/15/18	9,045	9,035
Georgia-Pacific LLC	7.700%	6/15/15	750	826
Glencore Canada Corp.	6.000%	10/15/15	1,475	1,594
Glencore Canada Corp.	5.500%	6/15/17	900	990
Goldcorp Inc.	2.125%	3/15/18	4,050	3,987
International Paper Co.	5.300%	4/1/15	1,200	1,269
International Paper Co.	7.950%	6/15/18	10,503	13,021
Lubrizol Corp.	5.500%	10/1/14	2,500	2,606
Monsanto Co.	2.750%	4/15/16	750	785
Monsanto Co.	5.125%	4/15/18	1,400	1,592
Nucor Corp.	5.750%	12/1/17	2,900	3,319
Nucor Corp.	5.850%	6/1/18	3,975	4,568
Plum Creek Timberlands LP	5.875%	11/15/15	1,925	2,097
Potash Corp. of Saskatchewan Inc.	3.250%	12/1/17	3,940	4,157
PPG Industries Inc.	6.650%	3/15/18	3,000	3,546
Praxair Inc.	4.625%	3/30/15	4,300	4,538
Praxair Inc.	0.750%	2/21/16	3,600	3,604
Praxair Inc.	5.200%	3/15/17	2,125	2,387
Praxair Inc.	1.050%	11/7/17	1,675	1,656
Praxair Inc.	1.250%	11/7/18	500	486
Rio Tinto Alcan Inc.	5.000%	6/1/15	3,025	3,207
Rio Tinto Finance USA Ltd.	1.875%	11/2/15	4,825	4,921
Rio Tinto Finance USA Ltd.	2.250%	9/20/16	3,400	3,498
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	7,685	9,178
Rio Tinto Finance USA plc	1.125%	3/20/15	4,180	4,204
Rio Tinto Finance USA plc	1.375%	6/17/16	3,600	3,627
Rio Tinto Finance USA plc	2.000%	3/22/17	4,525	4,594
Rio Tinto Finance USA plc	1.625%	8/21/17	8,500	8,486
Rohm & Haas Co.	6.000%	9/15/17	1,156	1,330
Sherwin-Williams Co.	1.350%	12/15/17	6,200	6,118
Teck Resources Ltd.	3.150%	1/15/17	4,425	4,601
Teck Resources Ltd.	3.850%	8/15/17	1,900	1,997
Teck Resources Ltd.	2.500%	2/1/18	2,991	3,017
Vale Canada Ltd.	5.700%	10/15/15	1,555	1,672
Vale Overseas Ltd.	6.250%	1/11/16	8,800	9,642
Vale Overseas Ltd.	6.250%	1/23/17	5,650	6,327

Capital Goods (4.3%)
3M Co.	1.375%	9/29/16	3,525	3,600
3M Co.	1.000%	6/26/17	4,900	4,862
ABB Finance USA Inc.	1.625%	5/8/17	400	402
Black & Decker Corp.	5.750%	11/15/16	2,400	2,724
Boeing Capital Corp.	2.125%	8/15/16	2,740	2,840
Boeing Capital Corp.	2.900%	8/15/18	850	893

Boeing Co.	3.500%	2/15/15	4,825	5,001
Boeing Co.	3.750%	11/20/16	1,731	1,883
Boeing Co.	0.950%	5/15/18	600	583
Caterpillar Financial Services Corp.	1.125%	12/15/14	2,675	2,698
Caterpillar Financial Services Corp.	1.050%	3/26/15	4,000	4,029
Caterpillar Financial Services Corp.	1.100%	5/29/15	8,000	8,079
Caterpillar Financial Services Corp.	4.625%	6/1/15	600	636
Caterpillar Financial Services Corp.	2.650%	4/1/16	3,200	3,336
Caterpillar Financial Services Corp.	2.050%	8/1/16	7,675	7,916
Caterpillar Financial Services Corp.	1.350%	9/6/16	2,500	2,529
Caterpillar Financial Services Corp.	1.000%	11/25/16	2,000	2,001
Caterpillar Financial Services Corp.	1.625%	6/1/17	5,949	6,006
Caterpillar Financial Services Corp.	1.250%	11/6/17	5,525	5,476
Caterpillar Financial Services Corp.	1.300%	3/1/18	750	740
Caterpillar Financial Services Corp.	5.450%	4/15/18	1,000	1,153
Caterpillar Financial Services Corp.	7.050%	10/1/18	3,500	4,296
Caterpillar Inc.	0.950%	6/26/15	4,325	4,354
Caterpillar Inc.	5.700%	8/15/16	2,900	3,273
Caterpillar Inc.	1.500%	6/26/17	2,788	2,805
Cooper US Inc.	5.450%	4/1/15	1,300	1,381
Cooper US Inc.	2.375%	1/15/16	550	568
Cooper US Inc.	6.100%	7/1/17	1,800	2,064
CRH America Inc.	4.125%	1/15/16	1,250	1,327
CRH America Inc.	6.000%	9/30/16	9,825	11,077
Danaher Corp.	2.300%	6/23/16	3,100	3,211
Danaher Corp.	5.625%	1/15/18	2,025	2,337
Dover Corp.	4.875%	10/15/15	175	189
Dover Corp.	5.450%	3/15/18	900	1,037
Eaton Corp.	0.950%	11/2/15	3,000	3,013
Eaton Corp.	5.300%	3/15/17	2,300	2,548
Eaton Corp.	1.500%	11/2/17	4,900	4,846
Eaton Corp.	5.600%	5/15/18	2,650	3,038
Emerson Electric Co.	5.125%	12/1/16	375	420
Emerson Electric Co.	5.375%	10/15/17	5,000	5,761
Emerson Electric Co.	5.250%	10/15/18	2,450	2,833
Exelis Inc.	4.250%	10/1/16	1,100	1,163
General Dynamics Corp.	1.375%	1/15/15	3,875	3,919
General Dynamics Corp.	1.000%	11/15/17	6,950	6,827
General Electric Co.	0.850%	10/9/15	12,275	12,341
General Electric Co.	5.250%	12/6/17	20,375	23,350
Harsco Corp.	2.700%	10/15/15	840	853
Harsco Corp.	5.750%	5/15/18	2,220	2,368
Honeywell International Inc.	5.400%	3/15/16	2,950	3,263
Honeywell International Inc.	5.300%	3/15/17	2,400	2,714
Honeywell International Inc.	5.300%	3/1/18	5,250	6,038
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	4,874	5,796
John Deere Capital Corp.	1.250%	12/2/14	2,975	3,002
John Deere Capital Corp.	2.950%	3/9/15	1,850	1,908
John Deere Capital Corp.	0.875%	4/17/15	2,075	2,088
John Deere Capital Corp.	0.950%	6/29/15	2,875	2,897
John Deere Capital Corp.	0.700%	9/4/15	1,700	1,710
John Deere Capital Corp.	0.750%	1/22/16	650	649
John Deere Capital Corp.	2.250%	6/7/16	3,965	4,115
John Deere Capital Corp.	1.850%	9/15/16	3,300	3,394
John Deere Capital Corp.	1.050%	10/11/16	2,000	2,014
John Deere Capital Corp.	2.000%	1/13/17	4,510	4,636
John Deere Capital Corp.	1.400%	3/15/17	2,000	2,013

John Deere Capital Corp.	5.500%	4/13/17	1,675	1,905
John Deere Capital Corp.	2.800%	9/18/17	3,625	3,804
John Deere Capital Corp.	1.200%	10/10/17	5,600	5,547
John Deere Capital Corp.	1.300%	3/12/18	2,525	2,501
John Deere Capital Corp.	5.350%	4/3/18	1,975	2,260
John Deere Capital Corp.	5.750%	9/10/18	1,980	2,323
Joy Global Inc.	6.000%	11/15/16	1,185	1,332
L-3 Communications Corp.	3.950%	11/15/16	4,425	4,736
Lockheed Martin Corp.	7.650%	5/1/16	500	579
Lockheed Martin Corp.	2.125%	9/15/16	2,825	2,917
Martin Marietta Materials Inc.	6.600%	4/15/18	3,050	3,446
Mohawk Industries Inc.	6.375%	1/15/16	4,275	4,696
Northrop Grumman Corp.	1.750%	6/1/18	4,025	3,985
Owens Corning	6.500%	12/1/16	2,882	3,220
Pentair Finance SA	1.350%	12/1/15	1,500	1,510
Pentair Finance SA	1.875%	9/15/17	1,000	998
Precision Castparts Corp.	0.700%	12/20/15	3,225	3,230
Precision Castparts Corp.	1.250%	1/15/18	5,940	5,862
Republic Services Inc.	3.800%	5/15/18	3,100	3,321
Rockwell Automation Inc.	5.650%	12/1/17	500	574
Roper Industries Inc.	1.850%	11/15/17	2,460	2,461
Roper Industries Inc.	2.050%	10/1/18	5,228	5,173
Textron Inc.	4.625%	9/21/16	2,000	2,161
Textron Inc.	5.600%	12/1/17	2,275	2,532
United Technologies Corp.	4.875%	5/1/15	9,200	9,774
United Technologies Corp.	1.800%	6/1/17	9,350	9,544
United Technologies Corp.	5.375%	12/15/17	2,710	3,128
Waste Management Inc.	6.375%	3/11/15	3,484	3,723
Waste Management Inc.	2.600%	9/1/16	5,021	5,210
Xylem Inc.	3.550%	9/20/16	2,925	3,083

Communication (7.5%)
21st Century Fox America Inc.	5.300%	12/15/14	6,740	7,066
21st Century Fox America Inc.	8.250%	8/10/18	3,275	4,153
Alltel Corp.	7.000%	3/15/16	1,500	1,698
America Movil SAB de CV	5.750%	1/15/15	3,000	3,159
America Movil SAB de CV	3.625%	3/30/15	4,500	4,650
America Movil SAB de CV	2.375%	9/8/16	10,125	10,395
America Movil SAB de CV	5.625%	11/15/17	1,525	1,718
American Tower Corp.	4.625%	4/1/15	4,375	4,589
American Tower Corp.	7.000%	10/15/17	2,940	3,425
American Tower Corp.	4.500%	1/15/18	5,990	6,457
AT&T Inc.	0.875%	2/13/15	7,950	7,970
AT&T Inc.	2.500%	8/15/15	12,975	13,361
AT&T Inc.	0.800%	12/1/15	5,300	5,300
AT&T Inc.	0.900%	2/12/16	7,694	7,681
AT&T Inc.	2.950%	5/15/16	8,890	9,290
AT&T Inc.	5.625%	6/15/16	3,670	4,083
AT&T Inc.	2.400%	8/15/16	7,900	8,168
AT&T Inc.	1.600%	2/15/17	5,300	5,333
AT&T Inc.	1.700%	6/1/17	5,161	5,178
AT&T Inc.	1.400%	12/1/17	11,600	11,417
AT&T Inc.	5.500%	2/1/18	15,615	17,723
AT&T Inc.	5.600%	5/15/18	3,400	3,938
AT&T Inc.	2.375%	11/27/18	7,000	6,991
British Telecommunications plc	2.000%	6/22/15	5,775	5,883
British Telecommunications plc	1.625%	6/28/16	2,000	2,026

British Telecommunications plc	5.950%	1/15/18	4,340	5,015
CBS Corp.	1.950%	7/1/17	2,225	2,249
CBS Corp.	4.625%	5/15/18	525	577
CC Holdings GS V LLC / Crown Castle GS III
Corp.	2.381%	12/15/17	2,000	1,986
Comcast Cable Communications LLC	8.875%	5/1/17	1,800	2,239
Comcast Corp.	6.500%	1/15/15	6,525	6,954
Comcast Corp.	5.850%	11/15/15	5,975	6,572
Comcast Corp.	5.900%	3/15/16	13,200	14,686
Comcast Corp.	4.950%	6/15/16	6,900	7,583
Comcast Corp.	6.500%	1/15/17	5,324	6,157
Comcast Corp.	6.300%	11/15/17	3,225	3,790
Comcast Corp.	5.875%	2/15/18	3,300	3,847
Comcast Corp.	5.700%	5/15/18	3,325	3,853
COX Communications Inc.	5.450%	12/15/14	5,195	5,448
COX Communications Inc.	5.500%	10/1/15	2,225	2,394
Deutsche Telekom International Finance BV	5.750%	3/23/16	9,350	10,329
Deutsche Telekom International Finance BV	6.750%	8/20/18	2,500	2,999
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.550%	3/15/15	4,925	5,096
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.125%	2/15/16	3,075	3,206
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.500%	3/1/16	6,850	7,208
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	2.400%	3/15/17	7,125	7,271
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	1.750%	1/15/18	3,700	3,642
Discovery Communications LLC	3.700%	6/1/15	3,585	3,745
Embarq Corp.	7.082%	6/1/16	5,825	6,518
Grupo Televisa SAB	6.000%	5/15/18	2,350	2,651
GTE Corp.	6.840%	4/15/18	750	886
Interpublic Group of Cos. Inc.	2.250%	11/15/17	1,800	1,791
McGraw Hill Financial Inc.	5.900%	11/15/17	1,900	2,083
NBCUniversal Media LLC	3.650%	4/30/15	2,925	3,051
NBCUniversal Media LLC	2.875%	4/1/16	6,800	7,116
Nippon Telegraph & Telephone Corp.	1.400%	7/18/17	5,225	5,223
Omnicom Group Inc.	5.900%	4/15/16	8,060	8,968
Orange SA	2.125%	9/16/15	2,075	2,113
Orange SA	2.750%	9/14/16	7,450	7,754
Qwest Corp.	8.375%	5/1/16	1,925	2,235
Qwest Corp.	6.500%	6/1/17	2,050	2,317
Rogers Communications Inc.	7.500%	3/15/15	3,100	3,368
Rogers Communications Inc.	6.800%	8/15/18	7,425	8,896
Scripps Networks Interactive Inc.	2.700%	12/15/16	2,325	2,425
TCI Communications Inc.	8.750%	8/1/15	1,225	1,387
Telefonica Emisiones SAU	4.949%	1/15/15	7,423	7,741
Telefonica Emisiones SAU	3.729%	4/27/15	1,650	1,707
Telefonica Emisiones SAU	3.992%	2/16/16	11,175	11,753
Telefonica Emisiones SAU	6.421%	6/20/16	4,600	5,145
Telefonica Emisiones SAU	6.221%	7/3/17	750	850
Telefonica Emisiones SAU	3.192%	4/27/18	7,800	7,974
Telefonos de Mexico SAB de CV	5.500%	1/27/15	2,000	2,098
Thomson Reuters Corp.	1.300%	2/23/17	2,800	2,802
Thomson Reuters Corp.	6.500%	7/15/18	6,250	7,368
Time Warner Cable Inc.	3.500%	2/1/15	3,825	3,934
Time Warner Cable Inc.	5.850%	5/1/17	8,200	9,043

Time Warner Cable Inc.	6.750%	7/1/18	10,492	11,835
Verizon Communications Inc.	4.900%	9/15/15	700	751
Verizon Communications Inc.	0.700%	11/2/15	1,494	1,492
Verizon Communications Inc.	5.550%	2/15/16	5,950	6,499
Verizon Communications Inc.	3.000%	4/1/16	8,850	9,254
Verizon Communications Inc.	2.500%	9/15/16	19,150	19,898
Verizon Communications Inc.	2.000%	11/1/16	14,775	15,124
Verizon Communications Inc.	5.500%	4/1/17	6,518	7,337
Verizon Communications Inc.	1.100%	11/1/17	3,750	3,675
Verizon Communications Inc.	5.500%	2/15/18	5,925	6,737
Verizon Communications Inc.	6.100%	4/15/18	8,500	9,921
Verizon Communications Inc.	3.650%	9/14/18	25,343	26,974
Verizon Communications Inc.	8.750%	11/1/18	4,050	5,216
Vodafone Group plc	5.375%	1/30/15	8,165	8,599
Vodafone Group plc	5.000%	9/15/15	2,700	2,894
Vodafone Group plc	3.375%	11/24/15	3,300	3,459
Vodafone Group plc	0.900%	2/19/16	5,700	5,684
Vodafone Group plc	5.750%	3/15/16	2,525	2,790
Vodafone Group plc	2.875%	3/16/16	3,600	3,744
Vodafone Group plc	5.625%	2/27/17	6,800	7,676
Vodafone Group plc	1.625%	3/20/17	3,925	3,935
Vodafone Group plc	1.250%	9/26/17	5,725	5,640
Vodafone Group plc	1.500%	2/19/18	4,300	4,223
Vodafone Group plc	4.625%	7/15/18	2,725	3,040
WPP Finance UK	8.000%	9/15/14	3,025	3,193

Consumer Cyclical (6.9%)
Amazon.com Inc.	0.650%	11/27/15	5,950	5,955
Amazon.com Inc.	1.200%	11/29/17	4,225	4,168
American Honda Finance Corp.	1.125%	10/7/16	5,050	5,079
American Honda Finance Corp.	2.125%	10/10/18	5,650	5,698
AutoZone Inc.	5.750%	1/15/15	2,900	3,059
AutoZone Inc.	5.500%	11/15/15	2,500	2,721
AutoZone Inc.	7.125%	8/1/18	225	269
Brinker International Inc.	2.600%	5/15/18	1,100	1,100
Carnival Corp.	1.200%	2/5/16	1,425	1,424
Carnival Corp.	1.875%	12/15/17	5,375	5,347
Costco Wholesale Corp.	0.650%	12/7/15	4,400	4,416
Costco Wholesale Corp.	5.500%	3/15/17	7,150	8,140
Costco Wholesale Corp.	1.125%	12/15/17	5,400	5,371
CVS Caremark Corp.	3.250%	5/18/15	4,050	4,204
CVS Caremark Corp.	6.125%	8/15/16	1,055	1,198
CVS Caremark Corp.	5.750%	6/1/17	7,220	8,262
Darden Restaurants Inc.	6.200%	10/15/17	1,600	1,777
Dollar General Corp.	4.125%	7/15/17	4,000	4,274
Dollar General Corp.	1.875%	4/15/18	1,700	1,667
eBay Inc.	1.625%	10/15/15	3,450	3,525
eBay Inc.	1.350%	7/15/17	6,100	6,117
Expedia Inc.	7.456%	8/15/18	1,925	2,267
Ford Motor Credit Co. LLC	3.875%	1/15/15	8,025	8,295
Ford Motor Credit Co. LLC	7.000%	4/15/15	9,700	10,483
Ford Motor Credit Co. LLC	2.750%	5/15/15	7,300	7,501
Ford Motor Credit Co. LLC	12.000%	5/15/15	3,475	4,017
Ford Motor Credit Co. LLC	5.625%	9/15/15	6,300	6,817
Ford Motor Credit Co. LLC	2.500%	1/15/16	3,500	3,595
Ford Motor Credit Co. LLC	4.207%	4/15/16	4,700	5,024
Ford Motor Credit Co. LLC	1.700%	5/9/16	3,212	3,253

Ford Motor Credit Co. LLC	3.984%	6/15/16	7,850	8,369
Ford Motor Credit Co. LLC	8.000%	12/15/16	10,125	12,031
Ford Motor Credit Co. LLC	4.250%	2/3/17	2,375	2,571
Ford Motor Credit Co. LLC	3.000%	6/12/17	10,550	11,012
Ford Motor Credit Co. LLC	6.625%	8/15/17	9,325	10,912
Ford Motor Credit Co. LLC	2.375%	1/16/18	9,493	9,628
Ford Motor Credit Co. LLC	5.000%	5/15/18	7,875	8,772
Ford Motor Credit Co. LLC	2.875%	10/1/18	6,825	6,968
Historic TW Inc.	6.875%	6/15/18	2,764	3,326
Home Depot Inc.	5.400%	3/1/16	14,518	16,040
Home Depot Inc.	2.250%	9/10/18	7,825	7,984
Hyatt Hotels Corp.	3.875%	8/15/16	400	426
Johnson Controls Inc.	5.500%	1/15/16	3,100	3,388
Johnson Controls Inc.	2.600%	12/1/16	4,575	4,761
Kohl's Corp.	6.250%	12/15/17	2,500	2,894
Lowe's Cos. Inc.	5.000%	10/15/15	2,125	2,300
Lowe's Cos. Inc.	2.125%	4/15/16	3,350	3,451
Lowe's Cos. Inc.	5.400%	10/15/16	500	562
Lowe's Cos. Inc.	1.625%	4/15/17	6,325	6,390
Macy's Retail Holdings Inc.	7.875%	7/15/15	2,425	2,690
Macy's Retail Holdings Inc.	5.900%	12/1/16	4,008	4,531
Macy's Retail Holdings Inc.	7.450%	7/15/17	1,250	1,487
Marriott International Inc.	6.200%	6/15/16	4,650	5,218
Marriott International Inc.	6.375%	6/15/17	1,825	2,066
McDonald's Corp.	0.750%	5/29/15	1,200	1,207
McDonald's Corp.	5.300%	3/15/17	4,000	4,535
McDonald's Corp.	5.800%	10/15/17	3,420	3,986
McDonald's Corp.	5.350%	3/1/18	6,215	7,158
Nordstrom Inc.	6.250%	1/15/18	2,667	3,121
PACCAR Financial Corp.	1.050%	6/5/15	1,600	1,615
PACCAR Financial Corp.	0.750%	8/14/15	500	502
PACCAR Financial Corp.	0.700%	11/16/15	1,000	1,003
PACCAR Financial Corp.	0.800%	2/8/16	1,725	1,730
PACCAR Financial Corp.	0.750%	5/16/16	3,000	2,997
PACCAR Financial Corp.	1.150%	8/16/16	3,700	3,730
PACCAR Financial Corp.	1.600%	3/15/17	1,925	1,940
Ralph Lauren Corp.	2.125%	9/26/18	1,475	1,486
Staples Inc.	2.750%	1/12/18	1,175	1,191
Starbucks Corp.	6.250%	8/15/17	1,600	1,870
Starwood Hotels & Resorts Worldwide Inc.	7.375%	11/15/15	1,850	2,063
Starwood Hotels & Resorts Worldwide Inc.	6.750%	5/15/18	1,300	1,536
Target Corp.	5.875%	7/15/16	4,275	4,853
Target Corp.	5.375%	5/1/17	2,803	3,178
Target Corp.	6.000%	1/15/18	6,450	7,554
Time Warner Cos. Inc.	7.250%	10/15/17	468	561
Time Warner Inc.	3.150%	7/15/15	7,075	7,351
Time Warner Inc.	5.875%	11/15/16	4,900	5,554
TJX Cos. Inc.	4.200%	8/15/15	1,775	1,881
Toyota Motor Credit Corp.	1.000%	2/17/15	4,575	4,610
Toyota Motor Credit Corp.	3.200%	6/17/15	5,475	5,703
Toyota Motor Credit Corp.	0.875%	7/17/15	5,642	5,672
Toyota Motor Credit Corp.	2.800%	1/11/16	4,515	4,717
Toyota Motor Credit Corp.	0.800%	5/17/16	200	200
Toyota Motor Credit Corp.	2.000%	9/15/16	7,200	7,433
Toyota Motor Credit Corp.	2.050%	1/12/17	4,325	4,434
Toyota Motor Credit Corp.	1.750%	5/22/17	9,525	9,640
Toyota Motor Credit Corp.	1.250%	10/5/17	5,550	5,512

Toyota Motor Credit Corp.	1.375%	1/10/18	5,044	4,999
Toyota Motor Credit Corp.	2.000%	10/24/18	9,500	9,548
Viacom Inc.	1.250%	2/27/15	4,700	4,726
Viacom Inc.	4.250%	9/15/15	700	741
Viacom Inc.	6.250%	4/30/16	2,850	3,197
Viacom Inc.	2.500%	12/15/16	3,300	3,422
Viacom Inc.	3.500%	4/1/17	475	504
Viacom Inc.	6.125%	10/5/17	4,600	5,295
Viacom Inc.	2.500%	9/1/18	1,100	1,115
Wal-Mart Stores Inc.	2.875%	4/1/15	7,380	7,629
Wal-Mart Stores Inc.	4.500%	7/1/15	4,425	4,730
Wal-Mart Stores Inc.	2.250%	7/8/15	3,425	3,522
Wal-Mart Stores Inc.	1.500%	10/25/15	9,025	9,211
Wal-Mart Stores Inc.	0.600%	4/11/16	2,150	2,153
Wal-Mart Stores Inc.	2.800%	4/15/16	2,575	2,710
Wal-Mart Stores Inc.	5.375%	4/5/17	7,725	8,798
Wal-Mart Stores Inc.	5.800%	2/15/18	2,425	2,846
Wal-Mart Stores Inc.	1.125%	4/11/18	6,825	6,711
Walgreen Co.	1.000%	3/13/15	4,800	4,828
Walgreen Co.	1.800%	9/15/17	5,665	5,695
Walt Disney Co.	0.875%	12/1/14	5,350	5,380
Walt Disney Co.	0.450%	12/1/15	2,000	1,997
Walt Disney Co.	1.350%	8/16/16	3,425	3,485
Walt Disney Co.	5.625%	9/15/16	4,500	5,100
Walt Disney Co.	1.125%	2/15/17	1,050	1,055
Walt Disney Co.	6.000%	7/17/17	2,100	2,453
Walt Disney Co.	1.100%	12/1/17	8,375	8,303
Walt Disney Co.	5.875%	12/15/17	3,700	4,327
Western Union Co.	5.930%	10/1/16	4,450	4,975
Western Union Co.	2.875%	12/10/17	1,965	2,020
Western Union Co.	3.650%	8/22/18	3,050	3,135
Wyndham Worldwide Corp.	6.000%	12/1/16	1,688	1,870
Wyndham Worldwide Corp.	2.950%	3/1/17	2,300	2,367
Wyndham Worldwide Corp.	2.500%	3/1/18	3,165	3,191
Yum! Brands Inc.	6.250%	4/15/16	2,714	3,036
Yum! Brands Inc.	6.250%	3/15/18	368	432

Consumer Noncyclical (12.8%)
AbbVie Inc.	1.200%	11/6/15	20,205	20,407
AbbVie Inc.	1.750%	11/6/17	20,725	20,865
AbbVie Inc.	2.000%	11/6/18	3,100	3,098
Actavis Inc.	1.875%	10/1/17	5,021	5,023
Allergan Inc.	5.750%	4/1/16	3,000	3,338
Allergan Inc.	1.350%	3/15/18	2,025	1,993
Altria Group Inc.	4.125%	9/11/15	6,213	6,579
AmerisourceBergen Corp.	5.875%	9/15/15	3,375	3,680
Amgen Inc.	2.300%	6/15/16	3,500	3,621
Amgen Inc.	2.500%	11/15/16	6,350	6,601
Amgen Inc.	2.125%	5/15/17	10,475	10,700
Amgen Inc.	5.850%	6/1/17	3,900	4,469
Amgen Inc.	6.150%	6/1/18	2,000	2,373
Anheuser-Busch Cos. LLC	5.600%	3/1/17	1,385	1,569
Anheuser-Busch Cos. LLC	5.500%	1/15/18	4,600	5,293
Anheuser-Busch InBev Finance Inc.	0.800%	1/15/16	750	752
Anheuser-Busch InBev Finance Inc.	1.250%	1/17/18	7,275	7,211
Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	8,050	8,375
Anheuser-Busch InBev Worldwide Inc.	3.625%	4/15/15	2,800	2,920

Anheuser-Busch InBev Worldwide Inc.	0.800%	7/15/15	11,960	12,021
Anheuser-Busch InBev Worldwide Inc.	2.875%	2/15/16	600	629
Anheuser-Busch InBev Worldwide Inc.	1.375%	7/15/17	13,825	13,870
Archer-Daniels-Midland Co.	8.375%	4/15/17	750	921
Archer-Daniels-Midland Co.	5.450%	3/15/18	3,925	4,512
AstraZeneca plc	5.900%	9/15/17	9,300	10,812
Avon Products Inc.	2.375%	3/15/16	825	836
Avon Products Inc.	5.750%	3/1/18	1,500	1,626
Baxter International Inc.	4.625%	3/15/15	1,200	1,263
Baxter International Inc.	5.900%	9/1/16	5,085	5,772
Baxter International Inc.	1.850%	1/15/17	1,000	1,022
Baxter International Inc.	5.375%	6/1/18	2,725	3,142
Baxter International Inc.	1.850%	6/15/18	5,500	5,514
Beam Inc.	5.375%	1/15/16	1,568	1,707
Beam Inc.	1.875%	5/15/17	1,125	1,138
Beam Inc.	1.750%	6/15/18	2,725	2,693
Becton Dickinson & Co.	1.750%	11/8/16	2,375	2,434
Biogen Idec Inc.	6.875%	3/1/18	2,325	2,772
Boston Scientific Corp.	6.250%	11/15/15	3,800	4,174
Boston Scientific Corp.	6.400%	6/15/16	1,575	1,771
Boston Scientific Corp.	5.125%	1/12/17	1,650	1,817
Boston Scientific Corp.	2.650%	10/1/18	2,200	2,224
Bottling Group LLC	5.500%	4/1/16	625	693
Bristol-Myers Squibb Co.	0.875%	8/1/17	2,600	2,561
Bristol-Myers Squibb Co.	5.450%	5/1/18	3,205	3,720
Brown-Forman Corp.	2.500%	1/15/16	725	750
Brown-Forman Corp.	1.000%	1/15/18	2,150	2,101
Bunge Ltd. Finance Corp.	5.100%	7/15/15	3,000	3,181
Bunge Ltd. Finance Corp.	4.100%	3/15/16	2,875	3,036
Bunge Ltd. Finance Corp.	3.200%	6/15/17	2,500	2,602
Campbell Soup Co.	3.375%	8/15/14	500	510
Campbell Soup Co.	3.050%	7/15/17	1,320	1,391
Cardinal Health Inc.	4.000%	6/15/15	2,500	2,624
Cardinal Health Inc.	1.900%	6/15/17	3,900	3,945
Cardinal Health Inc.	1.700%	3/15/18	2,250	2,223
Catholic Health Initiatives Colorado GO	1.600%	11/1/17	1,200	1,177
Celgene Corp.	2.450%	10/15/15	3,575	3,688
Celgene Corp.	1.900%	8/15/17	600	604
Celgene Corp.	2.300%	8/15/18	2,575	2,591
Church & Dwight Co. Inc.	3.350%	12/15/15	350	368
Clorox Co.	5.000%	1/15/15	1,025	1,075
Clorox Co.	5.950%	10/15/17	6,950	8,001
Coca-Cola Co.	0.750%	3/13/15	6,600	6,631
Coca-Cola Co.	1.500%	11/15/15	4,220	4,310
Coca-Cola Co.	1.800%	9/1/16	8,425	8,669
Coca-Cola Co.	5.350%	11/15/17	4,875	5,622
Coca-Cola Co.	1.650%	3/14/18	1,875	1,886
Coca-Cola Co.	1.150%	4/1/18	5,700	5,611
Coca-Cola Co.	1.650%	11/1/18	9,625	9,574
Coca-Cola Enterprises Inc.	2.125%	9/15/15	3,000	3,067
Coca-Cola Enterprises Inc.	2.000%	8/19/16	500	512
Coca-Cola Femsa SAB de CV	2.375%	11/26/18	4,000	4,000
Coca-Cola HBC Finance BV	5.500%	9/17/15	1,250	1,339
Colgate-Palmolive Co.	1.300%	1/15/17	2,506	2,529
Colgate-Palmolive Co.	2.625%	5/1/17	625	655
Colgate-Palmolive Co.	0.900%	5/1/18	2,950	2,877
Colgate-Palmolive Co.	1.500%	11/1/18	1,925	1,915

ConAgra Foods Inc.	1.350%	9/10/15	1,000	1,009
ConAgra Foods Inc.	1.300%	1/25/16	7,485	7,536
ConAgra Foods Inc.	5.819%	6/15/17	1,500	1,710
ConAgra Foods Inc.	1.900%	1/25/18	5,950	5,919
Covidien International Finance SA	1.350%	5/29/15	3,475	3,507
Covidien International Finance SA	2.800%	6/15/15	2,250	2,321
Covidien International Finance SA	6.000%	10/15/17	4,850	5,624
CR Bard Inc.	1.375%	1/15/18	3,738	3,662
Delhaize Group SA	6.500%	6/15/17	2,450	2,787
DENTSPLY International Inc.	2.750%	8/15/16	525	543
Diageo Capital plc	0.625%	4/29/16	5,900	5,889
Diageo Capital plc	5.500%	9/30/16	1,700	1,916
Diageo Capital plc	1.500%	5/11/17	6,375	6,417
Diageo Capital plc	5.750%	10/23/17	5,450	6,307
Diageo Capital plc	1.125%	4/29/18	3,850	3,748
Diageo Finance BV	3.250%	1/15/15	400	413
Diageo Finance BV	5.300%	10/28/15	3,100	3,373
Dr Pepper Snapple Group Inc.	2.900%	1/15/16	3,110	3,241
Dr Pepper Snapple Group Inc.	6.820%	5/1/18	4,170	4,971
Edwards Lifesciences Corp.	2.875%	10/15/18	2,300	2,319
Eli Lilly & Co.	5.200%	3/15/17	5,800	6,548
Express Scripts Holding Co.	2.100%	2/12/15	3,575	3,633
Express Scripts Holding Co.	3.125%	5/15/16	11,550	12,110
Express Scripts Holding Co.	3.500%	11/15/16	4,325	4,602
Express Scripts Holding Co.	2.650%	2/15/17	5,675	5,887
Genentech Inc.	4.750%	7/15/15	4,175	4,462
General Mills Inc.	5.200%	3/17/15	6,460	6,842
General Mills Inc.	0.875%	1/29/16	1,140	1,143
General Mills Inc.	5.700%	2/15/17	2,025	2,298
Genzyme Corp.	3.625%	6/15/15	2,300	2,410
Gilead Sciences Inc.	2.400%	12/1/14	3,050	3,107
Gilead Sciences Inc.	3.050%	12/1/16	4,665	4,938
GlaxoSmithKline Capital Inc.	0.700%	3/18/16	6,775	6,770
GlaxoSmithKline Capital Inc.	5.650%	5/15/18	16,425	19,114
GlaxoSmithKline Capital plc	0.750%	5/8/15	4,900	4,927
GlaxoSmithKline Capital plc	1.500%	5/8/17	9,575	9,677
Hasbro Inc.	6.300%	9/15/17	1,975	2,272
Hershey Co.	5.450%	9/1/16	1,400	1,574
Hershey Co.	1.500%	11/1/16	375	382
Hillshire Brands Co.	2.750%	9/15/15	1,125	1,161
Ingredion Inc.	3.200%	11/1/15	2,625	2,729
Johnson & Johnson	2.150%	5/15/16	4,520	4,694
Johnson & Johnson	5.550%	8/15/17	3,300	3,811
Johnson & Johnson	5.150%	7/15/18	5,950	6,897
Kellogg Co.	1.125%	5/15/15	1,700	1,714
Kellogg Co.	4.450%	5/30/16	4,275	4,644
Kellogg Co.	1.875%	11/17/16	4,700	4,803
Kellogg Co.	1.750%	5/17/17	2,775	2,804
Kellogg Co.	3.250%	5/21/18	450	476
Kimberly-Clark Corp.	4.875%	8/15/15	2,550	2,742
Kimberly-Clark Corp.	6.125%	8/1/17	6,096	7,121
Kimberly-Clark Corp.	6.250%	7/15/18	1,322	1,584
Kimberly-Clark Corp.	7.500%	11/1/18	775	974
Koninklijke Philips NV	5.750%	3/11/18	9,350	10,864
Kraft Foods Group Inc.	1.625%	6/4/15	7,400	7,507
Kraft Foods Group Inc.	2.250%	6/5/17	6,200	6,349
Kraft Foods Group Inc.	6.125%	8/23/18	5,725	6,746

Kroger Co.	3.900%	10/1/15	2,550	2,687
Kroger Co.	2.200%	1/15/17	3,650	3,736
Kroger Co.	6.400%	8/15/17	5,275	6,124
Laboratory Corp. of America Holdings	5.625%	12/15/15	1,475	1,610
Laboratory Corp. of America Holdings	3.125%	5/15/16	100	104
Laboratory Corp. of America Holdings	2.200%	8/23/17	5,100	5,145
Life Technologies Corp.	4.400%	3/1/15	2,650	2,758
Lorillard Tobacco Co.	3.500%	8/4/16	4,650	4,918
Lorillard Tobacco Co.	2.300%	8/21/17	2,215	2,244
Mattel Inc.	2.500%	11/1/16	2,255	2,337
McKesson Corp.	0.950%	12/4/15	900	901
McKesson Corp.	3.250%	3/1/16	5,775	6,062
McKesson Corp.	5.700%	3/1/17	1,900	2,142
McKesson Corp.	1.400%	3/15/18	2,100	2,048
Mead Johnson Nutrition Co.	3.500%	11/1/14	1,000	1,024
Medco Health Solutions Inc.	2.750%	9/15/15	6,150	6,354
Medco Health Solutions Inc.	7.125%	3/15/18	8,925	10,734
Medtronic Inc.	3.000%	3/15/15	4,000	4,136
Medtronic Inc.	2.625%	3/15/16	4,300	4,480
Medtronic Inc.	1.375%	4/1/18	4,800	4,747
Merck & Co. Inc.	2.250%	1/15/16	3,675	3,803
Merck & Co. Inc.	6.000%	9/15/17	5,600	6,542
Merck & Co. Inc.	1.100%	1/31/18	8,376	8,247
Merck & Co. Inc.	1.300%	5/18/18	10,400	10,248
Merck Sharp & Dohme Corp.	4.750%	3/1/15	3,425	3,610
Merck Sharp & Dohme Corp.	4.000%	6/30/15	7,335	7,744
Molson Coors Brewing Co.	2.000%	5/1/17	1,100	1,116
Mondelez International Inc.	4.125%	2/9/16	8,800	9,392
Mondelez International Inc.	6.500%	8/11/17	10,457	12,340
Mondelez International Inc.	6.125%	2/1/18	5,900	6,915
Mondelez International Inc.	6.125%	8/23/18	4,150	4,931
2 Mylan Inc.	1.800%	6/24/16	2,100	2,131
Mylan Inc.	1.350%	11/29/16	2,375	2,381
2 Mylan Inc.	2.600%	6/24/18	2,725	2,763
Newell Rubbermaid Inc.	2.000%	6/15/15	375	381
Newell Rubbermaid Inc.	2.050%	12/1/17	2,700	2,694
Novartis Capital Corp.	2.900%	4/24/15	10,375	10,745
PepsiAmericas Inc.	4.875%	1/15/15	590	619
PepsiAmericas Inc.	5.000%	5/15/17	750	839
PepsiCo Inc.	3.100%	1/15/15	5,775	5,942
PepsiCo Inc.	0.750%	3/5/15	5,615	5,639
PepsiCo Inc.	0.700%	8/13/15	2,300	2,306
PepsiCo Inc.	2.500%	5/10/16	8,050	8,393
PepsiCo Inc.	1.250%	8/13/17	8,300	8,275
PepsiCo Inc.	5.000%	6/1/18	10,681	12,134
PepsiCo Inc.	7.900%	11/1/18	8,794	11,183
2 Perrigo Co. plc	1.300%	11/8/16	3,000	3,007
2 Perrigo Co. plc	2.300%	11/8/18	2,800	2,811
Pfizer Inc.	5.350%	3/15/15	18,735	19,890
Pfizer Inc.	1.500%	6/15/18	3,925	3,913
Philip Morris International Inc.	2.500%	5/16/16	7,050	7,347
Philip Morris International Inc.	1.625%	3/20/17	5,425	5,492
Philip Morris International Inc.	1.125%	8/21/17	4,375	4,323
Philip Morris International Inc.	5.650%	5/16/18	11,125	12,953
Procter & Gamble Co.	3.500%	2/15/15	3,375	3,498
Procter & Gamble Co.	3.150%	9/1/15	3,275	3,430
Procter & Gamble Co.	1.800%	11/15/15	4,550	4,669

Procter & Gamble Co.	4.850%	12/15/15	3,850	4,184
Procter & Gamble Co.	1.450%	8/15/16	6,425	6,555
Procter & Gamble Co.	1.600%	11/15/18	3,100	3,098
Quest Diagnostics Inc.	5.450%	11/1/15	1,090	1,177
Quest Diagnostics Inc.	3.200%	4/1/16	1,600	1,669
Quest Diagnostics Inc.	6.400%	7/1/17	1,725	1,980
Reynolds American Inc.	1.050%	10/30/15	1,050	1,054
Reynolds American Inc.	6.750%	6/15/17	4,850	5,636
Reynolds American Inc.	7.750%	6/1/18	1,350	1,651
Safeway Inc.	6.350%	8/15/17	6,565	7,348
Sanofi	2.625%	3/29/16	10,690	11,163
Sanofi	1.250%	4/10/18	8,114	7,961
St. Jude Medical Inc.	2.500%	1/15/16	3,625	3,737
Stryker Corp.	3.000%	1/15/15	1,728	1,777
Stryker Corp.	2.000%	9/30/16	2,777	2,870
Stryker Corp.	1.300%	4/1/18	4,000	3,943
Sysco Corp.	0.550%	6/12/15	5,268	5,284
Teva Pharmaceutical Finance Co. BV	2.400%	11/10/16	4,200	4,337
Teva Pharmaceutical Finance II BV / Teva
Pharmaceutical Finance III LLC	3.000%	6/15/15	6,375	6,587
Thermo Fisher Scientific Inc.	3.200%	5/1/15	3,700	3,819
Thermo Fisher Scientific Inc.	3.200%	3/1/16	4,010	4,191
Thermo Fisher Scientific Inc.	2.250%	8/15/16	8,700	8,930
Thermo Fisher Scientific Inc.	1.850%	1/15/18	1,000	994
Tyson Foods Inc.	6.600%	4/1/16	4,585	5,124
Unilever Capital Corp.	0.450%	7/30/15	730	731
Unilever Capital Corp.	2.750%	2/10/16	2,500	2,612
Unilever Capital Corp.	0.850%	8/2/17	3,575	3,509
UST LLC	5.750%	3/1/18	1,975	2,249
Warner Chilcott Co. LLC / Warner Chilcott
Finance LLC	7.750%	9/15/18	5,000	5,450
Wyeth LLC	5.500%	2/15/16	4,725	5,227
Wyeth LLC	5.450%	4/1/17	5,545	6,316
Zimmer Holdings Inc.	1.400%	11/30/14	1,225	1,233
Zoetis Inc.	1.150%	2/1/16	2,425	2,437
Zoetis Inc.	1.875%	2/1/18	3,025	3,017

Energy (5.9%)
Anadarko Petroleum Corp.	5.950%	9/15/16	8,991	10,137
Anadarko Petroleum Corp.	6.375%	9/15/17	10,050	11,746
Apache Corp.	5.625%	1/15/17	3,425	3,876
Apache Corp.	1.750%	4/15/17	3,050	3,093
Apache Corp.	6.900%	9/15/18	1,775	2,178
Baker Hughes Inc.	7.500%	11/15/18	75	94
BP Capital Markets plc	3.875%	3/10/15	9,975	10,409
BP Capital Markets plc	3.125%	10/1/15	11,750	12,315
BP Capital Markets plc	0.700%	11/6/15	1,000	1,003
BP Capital Markets plc	3.200%	3/11/16	9,530	10,043
BP Capital Markets plc	2.248%	11/1/16	4,390	4,566
BP Capital Markets plc	1.846%	5/5/17	8,007	8,152
BP Capital Markets plc	1.375%	11/6/17	7,900	7,880
BP Capital Markets plc	1.375%	5/10/18	9,050	8,890
BP Capital Markets plc	2.241%	9/26/18	5,550	5,621
Cameron International Corp.	1.600%	4/30/15	600	606
Cameron International Corp.	6.375%	7/15/18	3,200	3,777
Canadian Natural Resources Ltd.	4.900%	12/1/14	400	417
Canadian Natural Resources Ltd.	5.700%	5/15/17	8,291	9,417

Canadian Natural Resources Ltd.	5.900%	2/1/18	800	919
Chevron Corp.	0.889%	6/24/16	5,100	5,136
Chevron Corp.	1.104%	12/5/17	8,175	8,099
Chevron Corp.	1.718%	6/24/18	10,175	10,195
ConocoPhillips	4.600%	1/15/15	5,810	6,079
ConocoPhillips	5.200%	5/15/18	1,325	1,518
ConocoPhillips	6.650%	7/15/18	2,000	2,412
ConocoPhillips Canada Funding Co. I	5.625%	10/15/16	9,050	10,248
ConocoPhillips Co.	1.050%	12/15/17	5,400	5,342
Devon Energy Corp.	2.400%	7/15/16	1,675	1,732
Devon Energy Corp.	1.875%	5/15/17	3,775	3,817
Diamond Offshore Drilling Inc.	4.875%	7/1/15	1,200	1,282
Encana Corp.	5.900%	12/1/17	2,700	3,109
Ensco plc	3.250%	3/15/16	7,563	7,925
EOG Resources Inc.	2.950%	6/1/15	5,925	6,144
EOG Resources Inc.	5.875%	9/15/17	1,650	1,912
EOG Resources Inc.	6.875%	10/1/18	1,675	2,055
EQT Corp.	6.500%	4/1/18	2,500	2,859
FMC Technologies Inc.	2.000%	10/1/17	475	473
Halliburton Co.	1.000%	8/1/16	1,750	1,751
Halliburton Co.	2.000%	8/1/18	1,750	1,762
Halliburton Co.	5.900%	9/15/18	3,175	3,746
Marathon Oil Corp.	0.900%	11/1/15	6,175	6,192
Marathon Oil Corp.	6.000%	10/1/17	2,825	3,240
Marathon Oil Corp.	5.900%	3/15/18	5,702	6,561
Marathon Petroleum Corp.	3.500%	3/1/16	2,700	2,839
Murphy Oil Corp.	2.500%	12/1/17	2,800	2,822
2 Nabors Industries Inc.	2.350%	9/15/16	1,550	1,577
Nabors Industries Inc.	6.150%	2/15/18	5,350	6,027
National Oilwell Varco Inc.	1.350%	12/1/17	2,500	2,481
Noble Holding International Ltd.	3.450%	8/1/15	800	832
Noble Holding International Ltd.	3.050%	3/1/16	3,900	4,026
Noble Holding International Ltd.	2.500%	3/15/17	1,300	1,314
Occidental Petroleum Corp.	2.500%	2/1/16	1,200	1,246
Occidental Petroleum Corp.	4.125%	6/1/16	4,450	4,812
Occidental Petroleum Corp.	1.750%	2/15/17	9,550	9,701
Occidental Petroleum Corp.	1.500%	2/15/18	4,170	4,144
Petro-Canada	6.050%	5/15/18	3,025	3,542
Petrohawk Energy Corp.	7.875%	6/1/15	4,575	4,689
Petrohawk Energy Corp.	7.250%	8/15/18	6,450	6,966
Phillips 66	1.950%	3/5/15	1,725	1,752
Phillips 66	2.950%	5/1/17	11,366	11,907
Pioneer Natural Resources Co.	5.875%	7/15/16	4,530	5,052
Pioneer Natural Resources Co.	6.875%	5/1/18	2,825	3,356
Rowan Cos. Inc.	5.000%	9/1/17	1,700	1,861
Shell International Finance BV	3.100%	6/28/15	7,500	7,814
Shell International Finance BV	3.250%	9/22/15	7,175	7,531
Shell International Finance BV	0.625%	12/4/15	4,325	4,342
Shell International Finance BV	5.200%	3/22/17	4,100	4,603
Shell International Finance BV	1.125%	8/21/17	8,195	8,160
Shell International Finance BV	1.900%	8/10/18	3,500	3,533
Shell International Finance BV	2.000%	11/15/18	8,700	8,773
Southwestern Energy Co.	7.500%	2/1/18	2,659	3,178
Suncor Energy Inc.	6.100%	6/1/18	11,181	13,140
Talisman Energy Inc.	5.125%	5/15/15	1,450	1,521
Total Capital Canada Ltd.	1.450%	1/15/18	3,983	3,967
Total Capital International SA	0.750%	1/25/16	5,385	5,393

Total Capital International SA	1.000%	8/12/16	1,000	1,003
Total Capital International SA	1.500%	2/17/17	7,075	7,165
Total Capital International SA	1.550%	6/28/17	5,450	5,508
Total Capital SA	3.000%	6/24/15	9,425	9,801
Total Capital SA	3.125%	10/2/15	3,350	3,508
Total Capital SA	2.300%	3/15/16	3,650	3,782
Total Capital SA	2.125%	8/10/18	7,025	7,145
Transocean Inc.	4.950%	11/15/15	3,545	3,807
Transocean Inc.	5.050%	12/15/16	7,900	8,713
Transocean Inc.	2.500%	10/15/17	2,800	2,840
Transocean Inc.	6.000%	3/15/18	9,014	10,204
Valero Energy Corp.	4.500%	2/1/15	2,600	2,713
Valero Energy Corp.	6.125%	6/15/17	4,800	5,517
Weatherford International LLC	6.350%	6/15/17	4,100	4,688
Weatherford International Ltd.	5.500%	2/15/16	1,705	1,848
Weatherford International Ltd.	6.000%	3/15/18	2,125	2,421
XTO Energy Inc.	6.250%	8/1/17	2,950	3,471
XTO Energy Inc.	5.500%	6/15/18	2,675	3,134

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	875	1,000
2 URS Corp.	4.350%	4/1/17	750	776

Technology (5.5%)
Adobe Systems Inc.	3.250%	2/1/15	2,850	2,936
Agilent Technologies Inc.	5.500%	9/14/15	1,775	1,922
Agilent Technologies Inc.	6.500%	11/1/17	1,800	2,104
Altera Corp.	1.750%	5/15/17	5,775	5,757
Altera Corp.	2.500%	11/15/18	500	497
Amphenol Corp.	4.750%	11/15/14	4,100	4,253
Analog Devices Inc.	3.000%	4/15/16	1,000	1,047
Apple Inc.	0.450%	5/3/16	10,265	10,238
Apple Inc.	1.000%	5/3/18	21,075	20,518
Applied Materials Inc.	2.650%	6/15/16	3,300	3,437
Arrow Electronics Inc.	3.375%	11/1/15	500	519
Autodesk Inc.	1.950%	12/15/17	1,975	1,961
Avnet Inc.	6.625%	9/15/16	1,600	1,808
Baidu Inc.	2.250%	11/28/17	4,500	4,515
Baidu Inc.	3.250%	8/6/18	3,800	3,887
Broadcom Corp.	2.375%	11/1/15	2,900	2,985
Broadcom Corp.	2.700%	11/1/18	1,725	1,777
CA Inc.	6.125%	12/1/14	1,500	1,575
CA Inc.	2.875%	8/15/18	1,850	1,872
Cisco Systems Inc.	5.500%	2/22/16	18,125	20,073
Cisco Systems Inc.	3.150%	3/14/17	2,750	2,940
Computer Sciences Corp.	2.500%	9/15/15	1,000	1,024
Computer Sciences Corp.	6.500%	3/15/18	5,450	6,315
Corning Inc.	1.450%	11/15/17	2,850	2,823
Dun & Bradstreet Corp.	2.875%	11/15/15	1,625	1,676
Dun & Bradstreet Corp.	3.250%	12/1/17	2,100	2,160
EMC Corp.	1.875%	6/1/18	14,950	14,977
Equifax Inc.	4.450%	12/1/14	250	259
Equifax Inc.	6.300%	7/1/17	1,300	1,474
Fidelity National Information Services Inc.	2.000%	4/15/18	475	467
Fiserv Inc.	3.125%	6/15/16	4,675	4,894
Fiserv Inc.	6.800%	11/20/17	1,725	2,016
Google Inc.	2.125%	5/19/16	7,450	7,725

Harris Corp.	5.950%	12/1/17	1,675	1,884
Hewlett-Packard Co.	2.625%	12/9/14	2,150	2,189
Hewlett-Packard Co.	2.350%	3/15/15	3,625	3,686
Hewlett-Packard Co.	2.125%	9/13/15	6,150	6,272
Hewlett-Packard Co.	2.200%	12/1/15	1,000	1,021
Hewlett-Packard Co.	2.650%	6/1/16	4,895	5,032
Hewlett-Packard Co.	3.000%	9/15/16	7,557	7,864
Hewlett-Packard Co.	3.300%	12/9/16	3,605	3,767
Hewlett-Packard Co.	5.400%	3/1/17	2,850	3,153
Hewlett-Packard Co.	2.600%	9/15/17	7,250	7,396
Hewlett-Packard Co.	5.500%	3/1/18	5,900	6,600
Intel Corp.	1.950%	10/1/16	8,700	8,994
Intel Corp.	1.350%	12/15/17	14,800	14,781
International Business Machines Corp.	0.550%	2/6/15	5,425	5,442
International Business Machines Corp.	0.750%	5/11/15	6,600	6,639
International Business Machines Corp.	2.000%	1/5/16	3,900	4,016
International Business Machines Corp.	0.450%	5/6/16	6,825	6,799
International Business Machines Corp.	1.950%	7/22/16	12,755	13,174
International Business Machines Corp.	1.250%	2/6/17	5,125	5,157
International Business Machines Corp.	5.700%	9/14/17	14,856	17,185
International Business Machines Corp.	1.250%	2/8/18	7,925	7,854
International Business Machines Corp.	7.625%	10/15/18	6,704	8,464
Intuit Inc.	5.750%	3/15/17	2,025	2,263
Jabil Circuit Inc.	7.750%	7/15/16	3,450	3,924
Jabil Circuit Inc.	8.250%	3/15/18	1,550	1,829
Juniper Networks Inc.	3.100%	3/15/16	1,450	1,500
KLA-Tencor Corp.	6.900%	5/1/18	2,275	2,686
Lexmark International Inc.	6.650%	6/1/18	100	113
Microsoft Corp.	1.625%	9/25/15	7,075	7,242
Microsoft Corp.	2.500%	2/8/16	3,752	3,918
Microsoft Corp.	0.875%	11/15/17	2,600	2,573
Microsoft Corp.	1.000%	5/1/18	1,400	1,381
Motorola Solutions Inc.	6.000%	11/15/17	3,500	4,003
National Semiconductor Corp.	6.600%	6/15/17	1,300	1,522
NetApp Inc.	2.000%	12/15/17	3,055	3,077
Oracle Corp.	5.250%	1/15/16	4,450	4,879
Oracle Corp.	1.200%	10/15/17	13,225	13,125
Oracle Corp.	5.750%	4/15/18	15,399	17,995
Pitney Bowes Inc.	4.750%	1/15/16	3,750	3,982
Pitney Bowes Inc.	5.750%	9/15/17	3,080	3,406
Pitney Bowes Inc.	5.600%	3/15/18	725	797
Pitney Bowes Inc.	4.750%	5/15/18	2,750	2,931
2 Seagate HDD Cayman	3.750%	11/15/18	1,875	1,884
Symantec Corp.	2.750%	9/15/15	1,600	1,648
Symantec Corp.	2.750%	6/15/17	3,675	3,763
Tech Data Corp.	3.750%	9/21/17	1,700	1,747
Texas Instruments Inc.	0.450%	8/3/15	3,694	3,697
Texas Instruments Inc.	2.375%	5/16/16	5,500	5,732
Texas Instruments Inc.	1.000%	5/1/18	5,150	5,010
Total System Services Inc.	2.375%	6/1/18	1,975	1,947
Tyco Electronics Group SA	1.600%	2/3/15	1,500	1,514
Tyco Electronics Group SA	6.550%	10/1/17	3,575	4,135
Xerox Corp.	4.250%	2/15/15	5,475	5,689
Xerox Corp.	6.400%	3/15/16	3,500	3,886
Xerox Corp.	6.750%	2/1/17	3,250	3,715
Xerox Corp.	2.950%	3/15/17	4,500	4,635

Xerox Corp.	6.350%	5/15/18	6,615	7,647

Transportation (0.9%)
Burlington Northern Santa Fe LLC	5.650%	5/1/17	2,250	2,565
Burlington Northern Santa Fe LLC	5.750%	3/15/18	4,200	4,856
Canadian National Railway Co.	5.800%	6/1/16	700	783
Canadian National Railway Co.	1.450%	12/15/16	1,200	1,214
Canadian National Railway Co.	5.850%	11/15/17	1,000	1,164
Canadian National Railway Co.	5.550%	5/15/18	2,000	2,310
Con-way Inc.	7.250%	1/15/18	1,500	1,705
1 Continental Airlines 2009-1 Pass Through
Trust	9.000%	1/8/18	803	917
CSX Corp.	6.250%	4/1/15	2,921	3,138
CSX Corp.	5.600%	5/1/17	1,545	1,751
CSX Corp.	6.250%	3/15/18	6,750	7,905
JB Hunt Transport Services Inc.	3.375%	9/15/15	300	312
Norfolk Southern Corp.	5.750%	1/15/16	3,300	3,634
Norfolk Southern Corp.	7.700%	5/15/17	800	963
Norfolk Southern Corp.	5.750%	4/1/18	3,175	3,677
Ryder System Inc.	3.150%	3/2/15	1,225	1,260
Ryder System Inc.	7.200%	9/1/15	325	359
Ryder System Inc.	3.600%	3/1/16	3,800	3,988
Ryder System Inc.	5.850%	11/1/16	100	112
Ryder System Inc.	2.500%	3/1/17	4,100	4,174
Ryder System Inc.	3.500%	6/1/17	2,325	2,444
Ryder System Inc.	2.500%	3/1/18	1,075	1,093
Ryder System Inc.	2.450%	11/15/18	225	225
Southwest Airlines Co.	5.750%	12/15/16	1,640	1,840
Southwest Airlines Co.	5.125%	3/1/17	1,600	1,759
1 UAL 2009-1 Pass Through Trust	10.400%	5/1/18	1,388	1,578
1 UAL 2009-2A Pass Through Trust	9.750%	7/15/18	2,174	2,517
Union Pacific Corp.	5.750%	11/15/17	2,200	2,534
Union Pacific Corp.	5.700%	8/15/18	1,825	2,118
United Parcel Service Inc.	1.125%	10/1/17	2,825	2,818
United Parcel Service Inc.	5.500%	1/15/18	4,350	5,024
				3,696,304
Utilities (7.2%)
Electric (4.7%)
Alabama Power Co.	0.550%	10/15/15	1,100	1,099
Alabama Power Co.	5.500%	10/15/17	1,925	2,187
Ameren Illinois Co.	6.125%	11/15/17	625	724
American Electric Power Co. Inc.	1.650%	12/15/17	5,075	5,031
Appalachian Power Co.	3.400%	5/24/15	2,525	2,614
Appalachian Power Co.	5.000%	6/1/17	200	221
Arizona Public Service Co.	4.650%	5/15/15	800	844
Avista Corp.	5.950%	6/1/18	1,450	1,687
Baltimore Gas & Electric Co.	5.900%	10/1/16	2,250	2,541
CenterPoint Energy Inc.	6.500%	5/1/18	3,328	3,924
Cleco Power LLC	6.650%	6/15/18	817	968
Cleveland Electric Illuminating Co.	7.880%	11/1/17	575	699
CMS Energy Corp.	4.250%	9/30/15	1,500	1,581
CMS Energy Corp.	6.550%	7/17/17	1,000	1,164
CMS Energy Corp.	5.050%	2/15/18	1,000	1,113
Commonwealth Edison Co.	4.700%	4/15/15	600	633
Commonwealth Edison Co.	5.950%	8/15/16	700	788
Commonwealth Edison Co.	1.950%	9/1/16	500	512
Commonwealth Edison Co.	6.150%	9/15/17	1,475	1,718

Commonwealth Edison Co.	5.800%	3/15/18	4,805	5,601
Connecticut Light & Power Co.	5.650%	5/1/18	2,550	2,965
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	2,772	3,033
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	5,563	6,248
Consolidated Edison Co. of New York Inc.	5.850%	4/1/18	1,400	1,638
Consolidated Natural Gas Co.	5.000%	12/1/14	3,271	3,411
Constellation Energy Group Inc.	4.550%	6/15/15	2,975	3,143
Consumers Energy Co.	5.500%	8/15/16	1,300	1,453
Consumers Energy Co.	5.150%	2/15/17	1,000	1,120
Consumers Energy Co.	5.650%	9/15/18	2,000	2,343
2 Dayton Power & Light Co.	1.875%	9/15/16	1,975	1,991
Dominion Resources Inc.	5.150%	7/15/15	3,775	4,032
Dominion Resources Inc.	2.250%	9/1/15	1,625	1,672
Dominion Resources Inc.	1.950%	8/15/16	6,180	6,314
Dominion Resources Inc.	1.400%	9/15/17	4,625	4,582
Dominion Resources Inc.	6.000%	11/30/17	2,100	2,439
Dominion Resources Inc.	6.400%	6/15/18	325	385
1 Dominion Resources Inc.	7.500%	6/30/66	1,100	1,181
DTE Electric Co.	5.600%	6/15/18	850	983
DTE Energy Co.	6.350%	6/1/16	1,865	2,105
Duke Energy Carolinas LLC	5.300%	10/1/15	3,100	3,371
Duke Energy Carolinas LLC	1.750%	12/15/16	5,125	5,255
Duke Energy Carolinas LLC	5.100%	4/15/18	1,300	1,486
Duke Energy Carolinas LLC	7.000%	11/15/18	2,250	2,784
Duke Energy Corp.	3.350%	4/1/15	6,260	6,472
Duke Energy Corp.	2.150%	11/15/16	3,000	3,095
Duke Energy Corp.	1.625%	8/15/17	7,525	7,563
Duke Energy Corp.	6.250%	6/15/18	2,000	2,357
Duke Energy Florida Inc.	5.100%	12/1/15	2,150	2,342
Duke Energy Florida Inc.	5.800%	9/15/17	265	306
Duke Energy Florida Inc.	5.650%	6/15/18	3,825	4,461
Duke Energy Indiana Inc.	6.050%	6/15/16	500	561
Duke Energy Progress Inc.	5.150%	4/1/15	237	252
Edison International	3.750%	9/15/17	4,275	4,544
Entergy Corp.	4.700%	1/15/17	6,075	6,506
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	1,875	2,175
Entergy Louisiana LLC	1.875%	12/15/14	2,000	2,027
Entergy Louisiana LLC	6.500%	9/1/18	3,075	3,645
Exelon Corp.	4.900%	6/15/15	3,375	3,568
Exelon Generation Co. LLC	6.200%	10/1/17	4,615	5,264
Florida Power & Light Co.	5.550%	11/1/17	1,350	1,560
Georgia Power Co.	0.750%	8/10/15	3,550	3,558
Georgia Power Co.	0.625%	11/15/15	3,725	3,730
Georgia Power Co.	5.700%	6/1/17	800	913
Georgia Power Co.	5.400%	6/1/18	2,500	2,859
1 Integrys Energy Group Inc.	6.110%	12/1/66	2,700	2,727
Jersey Central Power & Light Co.	5.625%	5/1/16	4,050	4,437
Jersey Central Power & Light Co.	5.650%	6/1/17	1,000	1,117
Kansas City Power & Light Co.	6.375%	3/1/18	586	683
Kentucky Utilities Co.	1.625%	11/1/15	350	357
LG&E & KU Energy LLC	2.125%	11/15/15	5,845	5,954
Louisville Gas & Electric Co.	1.625%	11/15/15	1,200	1,225
MidAmerican Energy Co.	5.950%	7/15/17	3,539	4,089
2 MidAmerican Energy Holdings Co.	1.100%	5/15/17	2,700	2,704
MidAmerican Energy Holdings Co.	5.750%	4/1/18	4,825	5,594
2 MidAmerican Energy Holdings Co.	2.000%	11/15/18	1,725	1,722
Mississippi Power Co.	2.350%	10/15/16	550	569

National Rural Utilities Cooperative Finance
Corp.	1.000%	2/2/15	3,100	3,122
National Rural Utilities Cooperative Finance
Corp.	1.900%	11/1/15	1,350	1,387
National Rural Utilities Cooperative Finance
Corp.	3.050%	3/1/16	4,600	4,821
National Rural Utilities Cooperative Finance
Corp.	5.450%	4/10/17	2,700	3,054
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	2,750	3,148
National Rural Utilities Cooperative Finance
Corp.	10.375%	11/1/18	4,314	5,917
Nevada Power Co.	5.875%	1/15/15	260	275
Nevada Power Co.	6.500%	5/15/18	475	567
Nevada Power Co.	6.500%	8/1/18	3,070	3,686
NextEra Energy Capital Holdings Inc.	1.200%	6/1/15	5,215	5,256
NextEra Energy Capital Holdings Inc.	7.875%	12/15/15	3,865	4,398
1 NextEra Energy Capital Holdings Inc.	6.350%	10/1/66	2,800	2,814
1 NextEra Energy Capital Holdings Inc.	6.650%	6/15/67	1,075	1,097
1 NextEra Energy Capital Holdings Inc.	7.300%	9/1/67	675	743
Northeast Utilities	1.450%	5/1/18	3,200	3,138
Northern States Power Co.	1.950%	8/15/15	1,125	1,150
Northern States Power Co.	5.250%	3/1/18	2,800	3,205
NSTAR Electric Co.	5.625%	11/15/17	525	603
Ohio Power Co.	6.000%	6/1/16	4,150	4,625
Ohio Power Co.	6.050%	5/1/18	275	319
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	3,250	3,452
Oncor Electric Delivery Co. LLC	6.800%	9/1/18	3,500	4,177
Pacific Gas & Electric Co.	5.625%	11/30/17	5,095	5,848
Pacific Gas & Electric Co.	8.250%	10/15/18	4,440	5,651
PacifiCorp	5.650%	7/15/18	1,425	1,658
Peco Energy Co.	5.000%	10/1/14	25	26
Peco Energy Co.	1.200%	10/15/16	2,125	2,142
Peco Energy Co.	5.350%	3/1/18	2,700	3,105
Pennsylvania Electric Co.	6.050%	9/1/17	3,275	3,707
Pepco Holdings Inc.	2.700%	10/1/15	500	513
PG&E Corp.	5.750%	4/1/14	50	51
PPL Capital Funding Inc.	1.900%	6/1/18	1,250	1,234
PPL Energy Supply LLC	6.200%	5/15/16	3,450	3,826
PPL Energy Supply LLC	6.500%	5/1/18	450	509
Progress Energy Inc.	5.625%	1/15/16	154	169
PSEG Power LLC	5.500%	12/1/15	975	1,062
PSEG Power LLC	2.750%	9/15/16	300	312
PSEG Power LLC	2.450%	11/15/18	3,000	3,011
Public Service Co. of New Mexico	7.950%	5/15/18	1,265	1,520
Public Service Electric & Gas Co.	2.700%	5/1/15	5,600	5,780
Public Service Electric & Gas Co.	5.300%	5/1/18	2,595	2,980
San Diego Gas & Electric Co.	5.300%	11/15/15	300	326
Scottish Power Ltd.	5.375%	3/15/15	2,425	2,553
Sierra Pacific Power Co.	6.000%	5/15/16	5,150	5,771
South Carolina Electric & Gas Co.	5.250%	11/1/18	2,225	2,557
South Carolina Electric & Gas Co.	6.500%	11/1/18	675	816
Southern California Edison Co.	4.650%	4/1/15	500	528
Southern California Edison Co.	5.000%	1/15/16	1,000	1,091
Southern California Edison Co.	5.500%	8/15/18	3,700	4,304
Southern Co.	2.375%	9/15/15	3,350	3,437
Southern Co.	1.950%	9/1/16	1,950	1,998

Southern Co.	2.450%	9/1/18	3,000	3,062
Southern Power Co.	4.875%	7/15/15	4,112	4,378
Southwestern Electric Power Co.	5.550%	1/15/17	675	752
Southwestern Electric Power Co.	5.875%	3/1/18	775	880
TECO Finance Inc.	4.000%	3/15/16	725	771
TECO Finance Inc.	6.572%	11/1/17	2,385	2,793
TransAlta Corp.	4.750%	1/15/15	2,450	2,547
TransAlta Corp.	6.650%	5/15/18	2,100	2,396
Union Electric Co.	6.400%	6/15/17	4,215	4,899
Virginia Electric & Power Co.	5.400%	1/15/16	350	384
Virginia Electric & Power Co.	5.950%	9/15/17	500	582
Virginia Electric & Power Co.	1.200%	1/15/18	4,100	4,035
Virginia Electric & Power Co.	5.400%	4/30/18	2,400	2,757
Wisconsin Electric Power Co.	1.700%	6/15/18	2,250	2,246
1 Wisconsin Energy Corp.	6.250%	5/15/67	2,275	2,332
Xcel Energy Inc.	0.750%	5/9/16	2,750	2,739

Natural Gas (2.4%)
AGL Capital Corp.	6.375%	7/15/16	775	873
Atmos Energy Corp.	6.350%	6/15/17	2,300	2,644
Boardwalk Pipelines LP	5.500%	2/1/17	1,700	1,841
British Transco Finance Inc.	6.625%	6/1/18	100	119
Buckeye Partners LP	6.050%	1/15/18	2,525	2,864
Buckeye Partners LP	2.650%	11/15/18	500	499
CenterPoint Energy Resources Corp.	6.150%	5/1/16	1,350	1,505
CenterPoint Energy Resources Corp.	6.125%	11/1/17	900	1,047
CenterPoint Energy Resources Corp.	6.000%	5/15/18	3,600	4,181
Colorado Interstate Gas Co. LLC	6.800%	11/15/15	3,426	3,814
DCP Midstream Operating LP	3.250%	10/1/15	200	206
DCP Midstream Operating LP	2.500%	12/1/17	4,755	4,787
El Paso Natural Gas Co. LLC	5.950%	4/15/17	4,050	4,556
Enbridge Energy Partners LP	5.875%	12/15/16	1,600	1,800
Enbridge Energy Partners LP	6.500%	4/15/18	1,666	1,945
Enbridge Inc.	4.900%	3/1/15	3,200	3,363
Enbridge Inc.	5.600%	4/1/17	2,653	2,980
Energy Transfer Partners LP	5.950%	2/1/15	2,125	2,246
Energy Transfer Partners LP	6.125%	2/15/17	3,000	3,392
Energy Transfer Partners LP	6.700%	7/1/18	8,025	9,427
Enterprise Products Operating LLC	5.000%	3/1/15	606	638
Enterprise Products Operating LLC	3.700%	6/1/15	3,600	3,759
Enterprise Products Operating LLC	1.250%	8/13/15	1,850	1,866
Enterprise Products Operating LLC	3.200%	2/1/16	4,025	4,224
Enterprise Products Operating LLC	6.300%	9/15/17	4,250	4,944
Enterprise Products Operating LLC	6.650%	4/15/18	2,050	2,425
1 Enterprise Products Operating LLC	8.375%	8/1/66	3,600	3,969
1 Enterprise Products Operating LLC	7.034%	1/15/68	3,265	3,600
Kinder Morgan Energy Partners LP	6.000%	2/1/17	3,750	4,243
Kinder Morgan Energy Partners LP	5.950%	2/15/18	9,050	10,414
Magellan Midstream Partners LP	5.650%	10/15/16	1,525	1,720
National Grid plc	6.300%	8/1/16	4,800	5,436
Nisource Finance Corp.	5.250%	9/15/17	2,900	3,231
Nisource Finance Corp.	6.400%	3/15/18	4,725	5,495
ONEOK Inc.	5.200%	6/15/15	1,625	1,725
ONEOK Partners LP	3.250%	2/1/16	2,325	2,424
ONEOK Partners LP	6.150%	10/1/16	2,450	2,757
ONEOK Partners LP	2.000%	10/1/17	3,175	3,182
ONEOK Partners LP	3.200%	9/15/18	600	620

Panhandle Eastern Pipe Line Co. LP	6.200%	11/1/17	1,725	1,997
Panhandle Eastern Pipe Line Co. LP	7.000%	6/15/18	2,575	3,045
Plains All American Pipeline LP / PAA
Finance Corp.	3.950%	9/15/15	1,200	1,267
Plains All American Pipeline LP / PAA
Finance Corp.	6.125%	1/15/17	1,800	2,050
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	3,100	3,670
Questar Corp.	2.750%	2/1/16	275	285
Sempra Energy	6.500%	6/1/16	1,674	1,895
Sempra Energy	2.300%	4/1/17	4,150	4,254
Sempra Energy	6.150%	6/15/18	3,925	4,584
2 Southern Natural Gas Co. LLC	5.900%	4/1/17	2,325	2,629
Spectra Energy Capital LLC	6.200%	4/15/18	1,000	1,146
Spectra Energy Partners LP	2.950%	9/25/18	3,825	3,925
Sunoco Inc.	5.750%	1/15/17	100	110
Tennessee Gas Pipeline Co. LLC	7.500%	4/1/17	2,525	2,978
Texas Gas Transmission LLC	4.600%	6/1/15	175	184
TransCanada PipeLines Ltd.	0.875%	3/2/15	2,725	2,736
TransCanada PipeLines Ltd.	3.400%	6/1/15	2,375	2,476
TransCanada PipeLines Ltd.	0.750%	1/15/16	4,625	4,624
TransCanada PipeLines Ltd.	6.500%	8/15/18	5,317	6,368
1 TransCanada PipeLines Ltd.	6.350%	5/15/67	5,625	5,825
Transcontinental Gas Pipe Line Co. LLC	6.050%	6/15/18	1,375	1,610
Western Gas Partners LP	2.600%	8/15/18	2,150	2,140
Williams Partners LP	3.800%	2/15/15	7,275	7,530
Williams Partners LP / Williams Partners
Finance Corp.	7.250%	2/1/17	2,925	3,409

Other Utility (0.1%)
American Water Capital Corp.	6.085%	10/15/17	3,000	3,457
Veolia Environnement SA	6.000%	6/1/18	1,675	1,927
				560,393
Total Corporate Bonds (Cost $7,570,562)				7,655,520
			Shares
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
3 Vanguard Market Liquidity Fund
(Cost $59,424)	0.127%		59,424,000	59,424
Total Investments (99.9%) (Cost $7,701,653)				7,786,634
Other Assets and Liabilities-Net (0.1%)				10,881
Net Assets (100%)				7,797,515

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate value of these securities was $29,498,000, representing 0.4% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	71,690	—
Corporate Bonds	—	7,655,520	—
Temporary Cash Investments	59,424	—	—
Total	59,424	7,727,210	—

C. At November 30, 2013, the cost of investment securities for tax purposes was $7,702,740,000. Net unrealized appreciation of investment securities for tax purposes was $83,894,000, consisting of unrealized gains of $95,814,000 on securities that had risen in value since their purchase and $11,920,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (1.7%)
U.S. Government Securities (1.7%)
United States Treasury Note/Bond	1.250%	10/31/18	45,000	44,803
United States Treasury Note/Bond	2.750%	11/15/23	18,000	18,005
Total U.S. Government and Agency Obligations (Cost $62,868)				62,808
Corporate Bonds (97.2%)
Finance (29.5%)
Banking (16.6%)
American Express Co.	8.125%	5/20/19	1,575	2,048
American Express Co.	2.650%	12/2/22	4,463	4,170
Bancolombia SA	5.950%	6/3/21	2,100	2,173
Bank of America Corp.	2.600%	1/15/19	4,600	4,650
Bank of America Corp.	5.490%	3/15/19	1,075	1,194
Bank of America Corp.	7.625%	6/1/19	8,675	10,846
Bank of America Corp.	5.625%	7/1/20	9,870	11,250
Bank of America Corp.	5.875%	1/5/21	3,175	3,656
Bank of America Corp.	5.000%	5/13/21	5,345	5,849
Bank of America Corp.	5.700%	1/24/22	6,375	7,241
Bank of America Corp.	3.300%	1/11/23	15,275	14,470
Bank of America Corp.	4.100%	7/24/23	5,850	5,856
Bank of Montreal	2.375%	1/25/19	2,825	2,849
Bank of Montreal	2.550%	11/6/22	4,775	4,442
Bank of New York Mellon Corp.	2.100%	1/15/19	1,500	1,504
Bank of New York Mellon Corp.	5.450%	5/15/19	1,600	1,842
Bank of New York Mellon Corp.	4.600%	1/15/20	2,425	2,673
Bank of New York Mellon Corp.	4.150%	2/1/21	650	691
Bank of New York Mellon Corp.	3.550%	9/23/21	4,175	4,279
Bank of Nova Scotia	4.375%	1/13/21	2,200	2,388
Barclays Bank plc	6.750%	5/22/19	3,904	4,742
Barclays Bank plc	5.125%	1/8/20	5,490	6,136
Barclays Bank plc	5.140%	10/14/20	3,425	3,637
BB&T Corp.	6.850%	4/30/19	2,075	2,541
BB&T Corp.	5.250%	11/1/19	1,650	1,860
BB&T Corp.	3.950%	3/22/22	1,609	1,607
BNP Paribas SA	5.000%	1/15/21	7,990	8,756
BNP Paribas SA	3.250%	3/3/23	3,350	3,188
Capital One Bank USA NA	8.800%	7/15/19	2,575	3,293
Capital One Bank USA NA	3.375%	2/15/23	3,955	3,712
Capital One Financial Corp.	4.750%	7/15/21	3,675	3,930
Capital One Financial Corp.	3.500%	6/15/23	2,415	2,288
Citigroup Inc.	8.500%	5/22/19	9,383	12,191
Citigroup Inc.	5.375%	8/9/20	6,999	7,932
Citigroup Inc.	4.500%	1/14/22	6,250	6,635
Citigroup Inc.	4.050%	7/30/22	1,925	1,907
Citigroup Inc.	3.375%	3/1/23	4,825	4,617
Citigroup Inc.	3.500%	5/15/23	4,025	3,722
Citigroup Inc.	3.875%	10/25/23	6,000	5,883
City National Corp.	5.250%	9/15/20	1,050	1,133
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.500%	1/11/21	5,140	5,515

Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.875%	2/8/22	8,650	8,715
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	3.950%	11/9/22	3,575	3,450
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	2,825	2,818
Credit Suisse	5.300%	8/13/19	4,670	5,338
Credit Suisse	5.400%	1/14/20	3,825	4,240
Credit Suisse	4.375%	8/5/20	3,660	3,971
1 Deutsche Bank AG	4.296%	5/24/28	4,750	4,331
Discover Bank	7.000%	4/15/20	3,475	4,078
Discover Bank	4.200%	8/8/23	875	875
Discover Financial Services	3.850%	11/21/22	2,002	1,923
Fifth Third Bancorp	3.500%	3/15/22	825	812
Fifth Third Bancorp	4.300%	1/16/24	2,000	1,981
First Niagara Financial Group Inc.	6.750%	3/19/20	1,100	1,276
First Niagara Financial Group Inc.	7.250%	12/15/21	950	1,104
FirstMerit Corp.	4.350%	2/4/23	1,125	1,121
Goldman Sachs Group Inc.	7.500%	2/15/19	8,402	10,339
Goldman Sachs Group Inc.	5.375%	3/15/20	9,854	11,055
Goldman Sachs Group Inc.	6.000%	6/15/20	5,355	6,182
Goldman Sachs Group Inc.	5.250%	7/27/21	11,325	12,448
Goldman Sachs Group Inc.	5.750%	1/24/22	13,208	14,901
Goldman Sachs Group Inc.	3.625%	1/22/23	7,250	7,045
HSBC Bank USA NA	4.875%	8/24/20	3,380	3,670
HSBC Holdings plc	5.100%	4/5/21	7,475	8,301
HSBC Holdings plc	4.875%	1/14/22	2,525	2,756
HSBC Holdings plc	4.000%	3/30/22	8,900	9,163
HSBC USA Inc.	5.000%	9/27/20	1,950	2,102
Huntington Bancshares Inc.	7.000%	12/15/20	675	798
Intesa Sanpaolo SPA	3.875%	1/15/19	3,550	3,562
JPMorgan Chase & Co.	6.300%	4/23/19	8,275	9,817
JPMorgan Chase & Co.	4.950%	3/25/20	5,597	6,228
JPMorgan Chase & Co.	4.400%	7/22/20	7,425	7,978
JPMorgan Chase & Co.	4.250%	10/15/20	8,700	9,217
JPMorgan Chase & Co.	4.625%	5/10/21	5,325	5,733
JPMorgan Chase & Co.	4.350%	8/15/21	8,350	8,868
JPMorgan Chase & Co.	4.500%	1/24/22	10,050	10,635
JPMorgan Chase & Co.	3.250%	9/23/22	9,975	9,520
JPMorgan Chase & Co.	3.200%	1/25/23	5,600	5,311
JPMorgan Chase & Co.	3.375%	5/1/23	8,025	7,469
KeyCorp	2.300%	12/13/18	1,900	1,909
KeyCorp	5.100%	3/24/21	3,300	3,616
Lloyds Bank plc	6.375%	1/21/21	3,333	3,934
Morgan Stanley	7.300%	5/13/19	9,540	11,681
Morgan Stanley	5.625%	9/23/19	8,515	9,754
Morgan Stanley	5.500%	1/26/20	6,200	7,013
Morgan Stanley	5.500%	7/24/20	6,961	7,825
Morgan Stanley	5.750%	1/25/21	7,152	8,153
Morgan Stanley	5.500%	7/28/21	7,325	8,240
Morgan Stanley	4.875%	11/1/22	6,150	6,292
Morgan Stanley	3.750%	2/25/23	5,975	5,826
Morgan Stanley	4.100%	5/22/23	5,875	5,662
National Australia Bank Ltd.	3.000%	1/20/23	2,950	2,794
National City Corp.	6.875%	5/15/19	2,550	3,066
Northern Trust Corp.	3.450%	11/4/20	2,125	2,217
Northern Trust Corp.	3.375%	8/23/21	1,650	1,690

Northern Trust Corp.	2.375%	8/2/22	1,375	1,285
People's United Financial Inc.	3.650%	12/6/22	1,650	1,579
PNC Bank NA	2.700%	11/1/22	3,250	2,976
PNC Bank NA	2.950%	1/30/23	1,675	1,556
PNC Bank NA	3.800%	7/25/23	2,050	2,005
PNC Financial Services Group Inc.	2.854%	11/9/22	850	797
PNC Funding Corp.	6.700%	6/10/19	4,940	6,005
PNC Funding Corp.	5.125%	2/8/20	3,402	3,812
PNC Funding Corp.	4.375%	8/11/20	1,050	1,130
PNC Funding Corp.	3.300%	3/8/22	1,877	1,844
Royal Bank of Scotland Group plc	6.400%	10/21/19	4,911	5,724
Royal Bank of Scotland plc	5.625%	8/24/20	3,638	4,080
Royal Bank of Scotland plc	6.125%	1/11/21	2,600	2,986
State Street Corp.	4.375%	3/7/21	2,675	2,914
State Street Corp.	3.100%	5/15/23	3,400	3,162
State Street Corp.	3.700%	11/20/23	2,635	2,616
Sumitomo Mitsui Banking Corp.	3.200%	7/18/22	2,475	2,396
Sumitomo Mitsui Banking Corp.	3.000%	1/18/23	775	730
Sumitomo Mitsui Banking Corp.	3.950%	7/19/23	2,100	2,122
SunTrust Bank	2.750%	5/1/23	2,325	2,108
Svenska Handelsbanken AB	2.500%	1/25/19	4,325	4,372
UBS AG	4.875%	8/4/20	6,302	7,041
UnionBanCal Corp.	3.500%	6/18/22	700	697
US Bancorp	4.125%	5/24/21	2,756	2,934
US Bancorp	3.000%	3/15/22	3,350	3,276
US Bancorp	2.950%	7/15/22	3,325	3,125
Wells Fargo & Co.	2.150%	1/15/19	4,025	4,056
Wells Fargo & Co.	4.600%	4/1/21	7,222	7,948
Wells Fargo & Co.	3.500%	3/8/22	6,400	6,452
Wells Fargo & Co.	3.450%	2/13/23	5,275	4,981
Wells Fargo & Co.	4.125%	8/15/23	5,200	5,126
Westpac Banking Corp.	4.875%	11/19/19	6,613	7,453
Zions Bancorporation	4.500%	6/13/23	800	793

Brokerage (1.2%)
Ameriprise Financial Inc.	7.300%	6/28/19	500	623
Ameriprise Financial Inc.	5.300%	3/15/20	975	1,110
Ameriprise Financial Inc.	4.000%	10/15/23	4,175	4,217
BlackRock Inc.	5.000%	12/10/19	3,150	3,606
BlackRock Inc.	4.250%	5/24/21	1,700	1,825
BlackRock Inc.	3.375%	6/1/22	2,900	2,908
Charles Schwab Corp.	4.450%	7/22/20	2,350	2,554
Charles Schwab Corp.	3.225%	9/1/22	575	561
Eaton Vance Corp.	3.625%	6/15/23	1,000	975
Franklin Resources Inc.	2.800%	9/15/22	2,800	2,633
Invesco Finance plc	3.125%	11/30/22	2,600	2,440
Jefferies Group LLC	8.500%	7/15/19	2,230	2,718
Jefferies Group LLC	6.875%	4/15/21	1,385	1,559
Jefferies Group LLC	5.125%	1/20/23	1,900	1,927
Lazard Group LLC	4.250%	11/14/20	1,375	1,374
Legg Mason Inc.	5.500%	5/21/19	2,050	2,278
Leucadia National Corp.	5.500%	10/18/23	2,200	2,209
Nomura Holdings Inc.	6.700%	3/4/20	4,775	5,471
Raymond James Financial Inc.	8.600%	8/15/19	500	639
TD Ameritrade Holding Corp.	5.600%	12/1/19	1,500	1,744

Finance Companies (2.3%)
Air Lease Corp.	3.375%	1/15/19	4,600	4,623
Block Financial LLC	5.500%	11/1/22	1,500	1,553
GATX Corp.	4.750%	6/15/22	975	990
GATX Corp.	3.900%	3/30/23	725	697
General Electric Capital Corp.	6.000%	8/7/19	8,136	9,694
General Electric Capital Corp.	2.100%	12/11/19	1,375	1,362
General Electric Capital Corp.	5.500%	1/8/20	5,175	5,970
General Electric Capital Corp.	5.550%	5/4/20	4,901	5,673
General Electric Capital Corp.	4.375%	9/16/20	3,100	3,380
General Electric Capital Corp.	4.625%	1/7/21	8,513	9,358
General Electric Capital Corp.	5.300%	2/11/21	6,350	7,076
General Electric Capital Corp.	4.650%	10/17/21	9,225	10,098
General Electric Capital Corp.	3.150%	9/7/22	6,200	6,021
General Electric Capital Corp.	3.100%	1/9/23	6,625	6,322
HSBC Finance Corp.	6.676%	1/15/21	10,133	11,793
Prospect Capital Corp.	5.875%	3/15/23	825	790

Insurance (5.3%)
ACE INA Holdings Inc.	5.900%	6/15/19	1,775	2,107
ACE INA Holdings Inc.	2.700%	3/13/23	1,172	1,096
AEGON Funding Co. LLC	5.750%	12/15/20	1,520	1,722
Aetna Inc.	3.950%	9/1/20	3,735	3,921
Aetna Inc.	2.750%	11/15/22	2,300	2,124
Aflac Inc.	8.500%	5/15/19	1,100	1,427
Aflac Inc.	4.000%	2/15/22	2,300	2,354
Aflac Inc.	3.625%	6/15/23	2,575	2,510
Alleghany Corp.	5.625%	9/15/20	300	331
Alleghany Corp.	4.950%	6/27/22	2,475	2,617
Allied World Assurance Co. Ltd.	5.500%	11/15/20	375	407
Allstate Corp.	3.150%	6/15/23	1,700	1,645
1 Allstate Corp.	5.750%	8/15/53	2,300	2,332
Alterra Finance LLC	6.250%	9/30/20	320	360
American Financial Group Inc.	9.875%	6/15/19	2,650	3,457
American International Group Inc.	3.375%	8/15/20	3,350	3,401
American International Group Inc.	6.400%	12/15/20	4,699	5,585
American International Group Inc.	4.875%	6/1/22	4,350	4,704
Aon Corp.	5.000%	9/30/20	1,725	1,898
Aon plc	4.000%	11/27/23	1,125	1,125
Aspen Insurance Holdings Ltd.	6.000%	12/15/20	100	112
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,950	1,947
Assurant Inc.	4.000%	3/15/23	1,000	975
Axis Specialty Finance LLC	5.875%	6/1/20	1,692	1,867
Berkshire Hathaway Finance Corp.	2.900%	10/15/20	425	427
Berkshire Hathaway Finance Corp.	4.250%	1/15/21	2,924	3,134
Berkshire Hathaway Finance Corp.	3.000%	5/15/22	1,500	1,458
Berkshire Hathaway Inc.	3.750%	8/15/21	2,125	2,206
Berkshire Hathaway Inc.	3.000%	2/11/23	1,300	1,247
Cigna Corp.	5.125%	6/15/20	690	768
Cigna Corp.	4.500%	3/15/21	2,924	3,125
Cigna Corp.	4.000%	2/15/22	3,750	3,848
CNA Financial Corp.	7.350%	11/15/19	1,764	2,176
CNA Financial Corp.	5.875%	8/15/20	2,202	2,525
Coventry Health Care Inc.	5.450%	6/15/21	1,300	1,450
Fidelity National Financial Inc.	5.500%	9/1/22	975	1,021
First American Financial Corp.	4.300%	2/1/23	725	697
Genworth Holdings Inc.	7.700%	6/15/20	900	1,080

Genworth Holdings Inc.	7.200%	2/15/21	2,025	2,388
Genworth Holdings Inc.	7.625%	9/24/21	2,625	3,162
Genworth Holdings Inc.	4.900%	8/15/23	1,750	1,784
Hanover Insurance Group Inc.	6.375%	6/15/21	725	799
Hartford Financial Services Group Inc.	6.000%	1/15/19	800	934
Hartford Financial Services Group Inc.	5.500%	3/30/20	1,454	1,648
Hartford Financial Services Group Inc.	5.125%	4/15/22	2,200	2,429
HCC Insurance Holdings Inc.	6.300%	11/15/19	1,000	1,169
Humana Inc.	3.150%	12/1/22	2,808	2,630
Infinity Property & Casualty Corp.	5.000%	9/19/22	575	575
ING US Inc.	5.500%	7/15/22	1,600	1,751
Lincoln National Corp.	8.750%	7/1/19	1,925	2,516
Lincoln National Corp.	6.250%	2/15/20	1,350	1,575
Lincoln National Corp.	4.200%	3/15/22	1,172	1,210
Lincoln National Corp.	4.000%	9/1/23	1,000	1,002
Loews Corp.	2.625%	5/15/23	1,300	1,180
Manulife Financial Corp.	4.900%	9/17/20	1,025	1,105
Markel Corp.	7.125%	9/30/19	1,000	1,209
Markel Corp.	5.350%	6/1/21	380	418
Markel Corp.	4.900%	7/1/22	2,375	2,513
Markel Corp.	3.625%	3/30/23	1,025	977
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	1,800	2,370
Marsh & McLennan Cos. Inc.	4.800%	7/15/21	1,425	1,534
Marsh & McLennan Cos. Inc.	4.050%	10/15/23	100	100
MetLife Inc.	7.717%	2/15/19	2,595	3,271
MetLife Inc.	4.750%	2/8/21	4,550	4,991
MetLife Inc.	3.048%	12/15/22	475	451
MetLife Inc.	4.368%	9/15/23	3,000	3,105
Montpelier Re Holdings Ltd.	4.700%	10/15/22	675	675
OneBeacon US Holdings Inc.	4.600%	11/9/22	725	718
PartnerRe Finance B LLC	5.500%	6/1/20	2,095	2,301
Primerica Inc.	4.750%	7/15/22	750	785
Principal Financial Group Inc.	8.875%	5/15/19	1,000	1,306
Principal Financial Group Inc.	3.300%	9/15/22	725	704
Principal Financial Group Inc.	3.125%	5/15/23	1,250	1,186
ProAssurance Corp.	5.300%	11/15/23	700	714
Progressive Corp.	3.750%	8/23/21	1,563	1,618
Protective Life Corp.	7.375%	10/15/19	1,100	1,338
Prudential Financial Inc.	7.375%	6/15/19	2,525	3,146
Prudential Financial Inc.	5.375%	6/21/20	3,325	3,786
Prudential Financial Inc.	4.500%	11/15/20	900	977
Prudential Financial Inc.	4.500%	11/16/21	1,180	1,267
1 Prudential Financial Inc.	5.875%	9/15/42	3,150	3,166
1 Prudential Financial Inc.	5.625%	6/15/43	3,275	3,209
Reinsurance Group of America Inc.	6.450%	11/15/19	1,600	1,883
Reinsurance Group of America Inc.	5.000%	6/1/21	1,270	1,360
Reinsurance Group of America Inc.	4.700%	9/15/23	550	569
Torchmark Corp.	9.250%	6/15/19	1,000	1,311
Torchmark Corp.	3.800%	9/15/22	700	685
Travelers Cos. Inc.	5.900%	6/2/19	1,490	1,773
Travelers Cos. Inc.	3.900%	11/1/20	1,125	1,199
Trinity Acquisition plc	4.625%	8/15/23	725	724
UnitedHealth Group Inc.	1.625%	3/15/19	200	196
UnitedHealth Group Inc.	3.875%	10/15/20	1,275	1,354
UnitedHealth Group Inc.	4.700%	2/15/21	1,350	1,473
UnitedHealth Group Inc.	3.375%	11/15/21	1,725	1,725
UnitedHealth Group Inc.	2.875%	3/15/22	2,950	2,838

UnitedHealth Group Inc.	2.750%	2/15/23	3,650	3,399
UnitedHealth Group Inc.	2.875%	3/15/23	2,400	2,261
Unum Group	5.625%	9/15/20	825	912
WellPoint Inc.	4.350%	8/15/20	2,700	2,875
WellPoint Inc.	3.700%	8/15/21	1,500	1,505
WellPoint Inc.	3.125%	5/15/22	2,625	2,484
WellPoint Inc.	3.300%	1/15/23	3,800	3,594
Willis Group Holdings plc	5.750%	3/15/21	1,400	1,526
WR Berkley Corp.	7.375%	9/15/19	750	910
WR Berkley Corp.	5.375%	9/15/20	1,050	1,148
WR Berkley Corp.	4.625%	3/15/22	1,500	1,550
XLIT Ltd.	2.300%	12/15/18	850	850
XLIT Ltd.	5.750%	10/1/21	1,265	1,447

Other Finance (0.2%)
CME Group Inc.	3.000%	9/15/22	2,275	2,159
IntercontinentalExchange Group Inc.	4.000%	10/15/23	1,975	2,008
Jones Lang LaSalle Inc.	4.400%	11/15/22	925	899
NASDAQ OMX Group Inc.	5.550%	1/15/20	1,750	1,902

Real Estate Investment Trusts (3.9%)
Alexandria Real Estate Equities Inc.	4.600%	4/1/22	1,125	1,146
Alexandria Real Estate Equities Inc.	3.900%	6/15/23	2,025	1,919
American Campus Communities Operating
Partnership LP	3.750%	4/15/23	1,100	1,045
AvalonBay Communities Inc.	3.625%	10/1/20	1,000	1,026
AvalonBay Communities Inc.	3.950%	1/15/21	1,000	1,033
AvalonBay Communities Inc.	2.950%	9/15/22	2,275	2,118
BioMed Realty LP	4.250%	7/15/22	1,000	971
Boston Properties LP	5.875%	10/15/19	2,109	2,456
Boston Properties LP	5.625%	11/15/20	2,375	2,692
Boston Properties LP	4.125%	5/15/21	1,325	1,371
Boston Properties LP	3.850%	2/1/23	3,355	3,323
Boston Properties LP	3.125%	9/1/23	475	440
Brandywine Operating Partnership LP	3.950%	2/15/23	625	597
BRE Properties Inc.	3.375%	1/15/23	1,250	1,168
Camden Property Trust	4.625%	6/15/21	2,100	2,220
Camden Property Trust	2.950%	12/15/22	1,425	1,304
CBL & Associates LP	5.250%	12/1/23	725	730
CommonWealth REIT	5.875%	9/15/20	800	835
Corporate Office Properties LP	3.600%	5/15/23	975	898
CubeSmart LP	4.800%	7/15/22	575	597
2 DCT Industrial Trust Inc.	4.500%	10/15/23	700	694
DDR Corp.	7.875%	9/1/20	1,000	1,245
DDR Corp.	3.500%	1/15/21	900	893
DDR Corp.	4.625%	7/15/22	1,499	1,540
DDR Corp.	3.375%	5/15/23	850	785
Digital Realty Trust LP	5.875%	2/1/20	1,600	1,734
Digital Realty Trust LP	5.250%	3/15/21	2,160	2,230
Digital Realty Trust LP	3.625%	10/1/22	1,600	1,462
Duke Realty LP	8.250%	8/15/19	1,250	1,562
Duke Realty LP	6.750%	3/15/20	1,650	1,922
Duke Realty LP	3.875%	10/15/22	1,650	1,585
EPR Properties	7.750%	7/15/20	500	576
EPR Properties	5.750%	8/15/22	1,300	1,345
EPR Properties	5.250%	7/15/23	1,000	989
Equity One Inc.	3.750%	11/15/22	1,000	948

ERP Operating LP	4.750%	7/15/20	2,550	2,759
ERP Operating LP	4.625%	12/15/21	2,650	2,827
ERP Operating LP	3.000%	4/15/23	875	813
Essex Portfolio LP	3.625%	8/15/22	800	765
Essex Portfolio LP	3.250%	5/1/23	1,075	993
Federal Realty Investment Trust	3.000%	8/1/22	575	541
Federal Realty Investment Trust	2.750%	6/1/23	925	837
HCP Inc.	3.750%	2/1/19	1,700	1,783
HCP Inc.	2.625%	2/1/20	3,075	2,966
HCP Inc.	5.375%	2/1/21	2,658	2,919
HCP Inc.	3.150%	8/1/22	1,525	1,420
HCP Inc.	4.250%	11/15/23	1,900	1,891
Health Care REIT Inc.	4.125%	4/1/19	2,556	2,727
Health Care REIT Inc.	6.125%	4/15/20	1,100	1,257
Health Care REIT Inc.	4.950%	1/15/21	1,260	1,344
Health Care REIT Inc.	5.250%	1/15/22	1,665	1,782
Healthcare Realty Trust Inc.	5.750%	1/15/21	1,525	1,670
Healthcare Realty Trust Inc.	3.750%	4/15/23	1,150	1,076
Healthcare Trust of America Holdings LP	3.700%	4/15/23	875	818
Highwoods Realty LP	3.625%	1/15/23	700	651
Hospitality Properties Trust	5.000%	8/15/22	1,225	1,245
Hospitality Properties Trust	4.500%	6/15/23	1,375	1,340
Kilroy Realty LP	3.800%	1/15/23	2,000	1,891
Kimco Realty Corp.	6.875%	10/1/19	950	1,147
Kimco Realty Corp.	3.125%	6/1/23	1,100	1,011
Liberty Property LP	4.125%	6/15/22	1,581	1,581
Liberty Property LP	3.375%	6/15/23	1,225	1,139
Mack-Cali Realty LP	7.750%	8/15/19	1,475	1,790
Mack-Cali Realty LP	4.500%	4/18/22	200	198
Mack-Cali Realty LP	3.150%	5/15/23	500	440
Mid-America Apartments LP	4.300%	10/15/23	1,775	1,753
National Retail Properties Inc.	3.800%	10/15/22	1,725	1,659
National Retail Properties Inc.	3.300%	4/15/23	900	827
Omega Healthcare Investors Inc.	6.750%	10/15/22	1,615	1,752
Piedmont Operating Partnership LP	3.400%	6/1/23	700	637
ProLogis LP	2.750%	2/15/19	700	706
ProLogis LP	6.875%	3/15/20	3,150	3,757
ProLogis LP	4.250%	8/15/23	2,400	2,401
Realty Income Corp.	6.750%	8/15/19	2,200	2,621
Realty Income Corp.	5.750%	1/15/21	450	503
Realty Income Corp.	3.250%	10/15/22	2,020	1,873
Realty Income Corp.	4.650%	8/1/23	1,525	1,556
Regency Centers LP	4.800%	4/15/21	500	528
Simon Property Group LP	10.350%	4/1/19	2,450	3,357
Simon Property Group LP	5.650%	2/1/20	2,326	2,669
Simon Property Group LP	4.375%	3/1/21	2,425	2,591
Simon Property Group LP	4.125%	12/1/21	2,350	2,457
Simon Property Group LP	3.375%	3/15/22	1,904	1,887
Simon Property Group LP	2.750%	2/1/23	1,000	931
Tanger Properties LP	3.875%	12/1/23	1,500	1,466
UDR Inc.	3.700%	10/1/20	350	357
UDR Inc.	4.625%	1/10/22	1,700	1,772
Ventas Realty LP / Ventas Capital Corp.	4.000%	4/30/19	2,025	2,147
Ventas Realty LP / Ventas Capital Corp.	2.700%	4/1/20	1,125	1,088
Ventas Realty LP / Ventas Capital Corp.	4.750%	6/1/21	2,695	2,856
Ventas Realty LP / Ventas Capital Corp.	4.250%	3/1/22	895	907
Ventas Realty LP / Ventas Capital Corp.	3.250%	8/15/22	2,250	2,109

Vornado Realty LP	5.000%	1/15/22	700	736
Washington REIT	4.950%	10/1/20	425	449
Washington REIT	3.950%	10/15/22	1,050	1,014
Weingarten Realty Investors	3.375%	10/15/22	600	558
Weingarten Realty Investors	3.500%	4/15/23	1,175	1,094
				1,078,386
Industrial (58.2%)
Basic Industry (7.7%)
Agrium Inc.	6.750%	1/15/19	1,450	1,729
Agrium Inc.	3.150%	10/1/22	1,005	939
Agrium Inc.	3.500%	6/1/23	2,100	1,990
Air Products & Chemicals Inc.	4.375%	8/21/19	1,100	1,209
Air Products & Chemicals Inc.	3.000%	11/3/21	1,925	1,878
Air Products & Chemicals Inc.	2.750%	2/3/23	1,400	1,318
Airgas Inc.	2.900%	11/15/22	800	740
Albemarle Corp.	4.500%	12/15/20	925	965
Alcoa Inc.	5.720%	2/23/19	2,400	2,574
Alcoa Inc.	6.150%	8/15/20	2,125	2,273
Alcoa Inc.	5.400%	4/15/21	5,830	5,959
Allegheny Technologies Inc.	9.375%	6/1/19	1,900	2,351
Allegheny Technologies Inc.	5.950%	1/15/21	265	276
Allegheny Technologies Inc.	5.875%	8/15/23	1,000	1,017
Barrick Gold Corp.	6.950%	4/1/19	1,925	2,257
Barrick Gold Corp.	3.850%	4/1/22	3,375	3,047
Barrick Gold Corp.	4.100%	5/1/23	5,200	4,679
Barrick North America Finance LLC	4.400%	5/30/21	4,401	4,225
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	5,675	6,884
BHP Billiton Finance USA Ltd.	3.250%	11/21/21	4,150	4,139
BHP Billiton Finance USA Ltd.	2.875%	2/24/22	3,950	3,806
BHP Billiton Finance USA Ltd.	3.850%	9/30/23	3,925	3,958
Cabot Corp.	3.700%	7/15/22	1,000	970
Carpenter Technology Corp.	5.200%	7/15/21	200	207
Carpenter Technology Corp.	4.450%	3/1/23	1,500	1,464
Celulosa Arauco y Constitucion SA	7.250%	7/29/19	2,315	2,674
Celulosa Arauco y Constitucion SA	4.750%	1/11/22	1,275	1,243
CF Industries Inc.	7.125%	5/1/20	1,490	1,764
CF Industries Inc.	3.450%	6/1/23	1,900	1,784
Cliffs Natural Resources Inc.	5.900%	3/15/20	1,100	1,162
Cliffs Natural Resources Inc.	4.800%	10/1/20	1,000	993
Cliffs Natural Resources Inc.	4.875%	4/1/21	2,150	2,106
Cytec Industries Inc.	3.500%	4/1/23	725	679
Dow Chemical Co.	8.550%	5/15/19	4,800	6,216
Dow Chemical Co.	4.250%	11/15/20	5,250	5,609
Dow Chemical Co.	4.125%	11/15/21	3,294	3,395
Dow Chemical Co.	3.000%	11/15/22	6,818	6,340
Eastman Chemical Co.	5.500%	11/15/19	1,196	1,350
Eastman Chemical Co.	3.600%	8/15/22	5,225	5,081
Ecolab Inc.	4.350%	12/8/21	4,625	4,869
EI du Pont de Nemours & Co.	4.625%	1/15/20	3,125	3,451
EI du Pont de Nemours & Co.	3.625%	1/15/21	3,325	3,451
EI du Pont de Nemours & Co.	4.250%	4/1/21	2,000	2,141
EI du Pont de Nemours & Co.	2.800%	2/15/23	4,400	4,088
FMC Corp.	3.950%	2/1/22	750	747
Freeport-McMoRan Copper & Gold Inc.	3.100%	3/15/20	4,642	4,490
Freeport-McMoRan Copper & Gold Inc.	3.550%	3/1/22	5,775	5,394
Freeport-McMoRan Copper & Gold Inc.	3.875%	3/15/23	6,455	6,059
Goldcorp Inc.	3.700%	3/15/23	3,200	2,944

International Paper Co.	9.375%	5/15/19	2,725	3,626
International Paper Co.	7.500%	8/15/21	3,140	3,893
International Paper Co.	4.750%	2/15/22	3,650	3,869
Kinross Gold Corp.	5.125%	9/1/21	1,950	1,892
Lubrizol Corp.	8.875%	2/1/19	1,675	2,217
LyondellBasell Industries NV	5.000%	4/15/19	6,675	7,443
LyondellBasell Industries NV	6.000%	11/15/21	2,975	3,444
MeadWestvaco Corp.	7.375%	9/1/19	750	905
Methanex Corp.	3.250%	12/15/19	1,025	1,034
Mosaic Co.	3.750%	11/15/21	1,325	1,311
Mosaic Co.	4.250%	11/15/23	2,250	2,245
NewMarket Corp.	4.100%	12/15/22	1,050	1,009
Newmont Mining Corp.	5.125%	10/1/19	1,906	2,011
Newmont Mining Corp.	3.500%	3/15/22	3,957	3,418
Nucor Corp.	4.125%	9/15/22	2,280	2,301
Nucor Corp.	4.000%	8/1/23	975	960
Packaging Corp. of America	3.900%	6/15/22	1,175	1,152
Packaging Corp. of America	4.500%	11/1/23	2,150	2,176
Plains Exploration & Production Co.	6.125%	6/15/19	2,900	3,161
Plains Exploration & Production Co.	6.500%	11/15/20	4,800	5,250
Plains Exploration & Production Co.	6.625%	5/1/21	2,000	2,190
Plains Exploration & Production Co.	6.750%	2/1/22	3,025	3,312
Plains Exploration & Production Co.	6.875%	2/15/23	4,000	4,430
Plum Creek Timberlands LP	4.700%	3/15/21	1,750	1,833
Potash Corp. of Saskatchewan Inc.	6.500%	5/15/19	850	1,025
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	2,125	2,325
PPG Industries Inc.	3.600%	11/15/20	2,645	2,716
Praxair Inc.	4.500%	8/15/19	2,400	2,705
Praxair Inc.	4.050%	3/15/21	1,025	1,081
Praxair Inc.	3.000%	9/1/21	2,500	2,477
Praxair Inc.	2.450%	2/15/22	3,600	3,402
Praxair Inc.	2.200%	8/15/22	468	424
Rayonier Inc.	3.750%	4/1/22	725	697
Reliance Steel & Aluminum Co.	4.500%	4/15/23	2,275	2,236
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	5,149	6,773
Rio Tinto Finance USA Ltd.	3.500%	11/2/20	2,625	2,661
Rio Tinto Finance USA Ltd.	4.125%	5/20/21	2,379	2,461
Rio Tinto Finance USA Ltd.	3.750%	9/20/21	3,650	3,683
Rio Tinto Finance USA plc	2.250%	12/14/18	3,200	3,216
Rio Tinto Finance USA plc	3.500%	3/22/22	2,100	2,056
Rio Tinto Finance USA plc	2.875%	8/21/22	4,406	4,101
RPM International Inc.	6.125%	10/15/19	750	849
RPM International Inc.	3.450%	11/15/22	1,775	1,653
Sigma-Aldrich Corp.	3.375%	11/1/20	240	240
Southern Copper Corp.	5.375%	4/16/20	800	864
Southern Copper Corp.	3.500%	11/8/22	950	877
Syngenta Finance NV	3.125%	3/28/22	1,500	1,463
Teck Resources Ltd.	3.000%	3/1/19	1,436	1,444
Teck Resources Ltd.	4.500%	1/15/21	1,100	1,112
Teck Resources Ltd.	4.750%	1/15/22	1,975	1,999
Teck Resources Ltd.	3.750%	2/1/23	2,900	2,708
Vale Overseas Ltd.	5.625%	9/15/19	3,950	4,326
Vale Overseas Ltd.	4.625%	9/15/20	2,625	2,669
Vale Overseas Ltd.	4.375%	1/11/22	7,465	7,204
Valspar Corp.	7.250%	6/15/19	425	512
Valspar Corp.	4.200%	1/15/22	1,875	1,892
Westlake Chemical Corp.	3.600%	7/15/22	200	192

Weyerhaeuser Co.	7.375%	10/1/19	1,600	1,969
Weyerhaeuser Co.	4.625%	9/15/23	1,000	1,026

Capital Goods (5.4%)
3M Co.	2.000%	6/26/22	1,475	1,371
ABB Finance USA Inc.	2.875%	5/8/22	3,975	3,819
Acuity Brands Lighting Inc.	6.000%	12/15/19	1,125	1,242
Avery Dennison Corp.	3.350%	4/15/23	1,500	1,390
Bemis Co. Inc.	4.500%	10/15/21	2,625	2,712
Boeing Capital Corp.	4.700%	10/27/19	560	638
Boeing Co.	6.000%	3/15/19	2,950	3,527
Boeing Co.	4.875%	2/15/20	3,700	4,193
Boeing Co.	8.750%	8/15/21	300	408
Carlisle Cos. Inc.	3.750%	11/15/22	1,725	1,651
Caterpillar Financial Services Corp.	7.150%	2/15/19	3,647	4,520
Caterpillar Financial Services Corp.	2.850%	6/1/22	1,800	1,723
Caterpillar Inc.	7.900%	12/15/18	4,000	5,088
Caterpillar Inc.	3.900%	5/27/21	1,880	1,975
Caterpillar Inc.	2.600%	6/26/22	1,800	1,692
Cooper US Inc.	3.875%	12/15/20	100	103
CRH America Inc.	5.750%	1/15/21	700	766
Danaher Corp.	5.400%	3/1/19	2,600	3,005
Danaher Corp.	3.900%	6/23/21	1,325	1,392
Deere & Co.	4.375%	10/16/19	2,425	2,705
Deere & Co.	2.600%	6/8/22	2,150	2,040
Dover Corp.	4.300%	3/1/21	1,750	1,867
Eaton Corp.	6.950%	3/20/19	1,085	1,314
Eaton Corp.	2.750%	11/2/22	5,375	4,980
2 Embraer Overseas Ltd.	5.696%	9/16/23	2,461	2,473
Embraer SA	5.150%	6/15/22	925	924
Emerson Electric Co.	4.875%	10/15/19	2,665	3,048
Emerson Electric Co.	4.250%	11/15/20	1,075	1,155
Emerson Electric Co.	2.625%	2/15/23	2,150	2,051
Exelis Inc.	5.550%	10/1/21	1,200	1,206
Flowserve Corp.	3.500%	9/15/22	1,525	1,448
Flowserve Corp.	4.000%	11/15/23	1,075	1,068
General Dynamics Corp.	3.875%	7/15/21	1,800	1,883
General Dynamics Corp.	2.250%	11/15/22	3,300	2,984
General Electric Co.	2.700%	10/9/22	8,675	8,242
Honeywell International Inc.	5.000%	2/15/19	1,300	1,485
Honeywell International Inc.	4.250%	3/1/21	3,217	3,495
Honeywell International Inc.	3.350%	12/1/23	1,450	1,441
IDEX Corp.	4.200%	12/15/21	600	603
Illinois Tool Works Inc.	6.250%	4/1/19	1,925	2,326
Illinois Tool Works Inc.	3.375%	9/15/21	977	989
2 Ingersoll-Rand Global Holding Co. Ltd.	2.875%	1/15/19	1,875	1,880
2 Ingersoll-Rand Global Holding Co. Ltd.	4.250%	6/15/23	1,800	1,787
John Deere Capital Corp.	2.250%	4/17/19	1,750	1,770
John Deere Capital Corp.	1.700%	1/15/20	2,125	2,012
John Deere Capital Corp.	3.900%	7/12/21	2,200	2,311
John Deere Capital Corp.	3.150%	10/15/21	2,550	2,535
John Deere Capital Corp.	2.750%	3/15/22	300	287
John Deere Capital Corp.	2.800%	1/27/23	1,000	947
Joy Global Inc.	5.125%	10/15/21	1,450	1,525
Kennametal Inc.	2.650%	11/1/19	1,550	1,530
Kennametal Inc.	3.875%	2/15/22	350	341
L-3 Communications Corp.	5.200%	10/15/19	1,425	1,568

L-3 Communications Corp.	4.750%	7/15/20	3,150	3,307
L-3 Communications Corp.	4.950%	2/15/21	1,450	1,531
Lockheed Martin Corp.	4.250%	11/15/19	3,600	3,931
Lockheed Martin Corp.	3.350%	9/15/21	1,600	1,608
Mohawk Industries Inc.	3.850%	2/1/23	1,825	1,739
Northrop Grumman Corp.	5.050%	8/1/19	1,275	1,436
Northrop Grumman Corp.	3.500%	3/15/21	1,225	1,232
Northrop Grumman Corp.	3.250%	8/1/23	4,200	3,951
Owens Corning	9.000%	6/15/19	358	444
Owens Corning	4.200%	12/15/22	1,775	1,721
Parker Hannifin Corp.	3.500%	9/15/22	920	918
Pentair Finance SA	5.000%	5/15/21	2,220	2,352
Pentair Finance SA	3.150%	9/15/22	875	807
Precision Castparts Corp.	2.500%	1/15/23	3,450	3,184
Raytheon Co.	6.400%	12/15/18	2,900	3,478
Raytheon Co.	4.400%	2/15/20	325	352
Raytheon Co.	3.125%	10/15/20	3,375	3,416
Raytheon Co.	2.500%	12/15/22	1,825	1,672
Republic Services Inc.	5.500%	9/15/19	1,425	1,630
Republic Services Inc.	5.000%	3/1/20	3,400	3,757
Republic Services Inc.	5.250%	11/15/21	1,825	2,013
Republic Services Inc.	3.550%	6/1/22	1,508	1,474
Republic Services Inc.	4.750%	5/15/23	1,670	1,756
Rockwell Collins Inc.	3.100%	11/15/21	1,359	1,331
Roper Industries Inc.	6.250%	9/1/19	1,100	1,286
Roper Industries Inc.	3.125%	11/15/22	2,247	2,101
Snap-on Inc.	6.125%	9/1/21	1,410	1,625
Sonoco Products Co.	4.375%	11/1/21	775	799
Stanley Black & Decker Inc.	3.400%	12/1/21	1,275	1,269
Stanley Black & Decker Inc.	2.900%	11/1/22	2,500	2,345
Textron Inc.	7.250%	10/1/19	1,520	1,789
Tyco International Finance SA	8.500%	1/15/19	2,008	2,507
Tyco International Finance SA / Tyco
International Ltd.	6.875%	1/15/21	200	235
United Technologies Corp.	6.125%	2/1/19	5,500	6,606
United Technologies Corp.	4.500%	4/15/20	6,290	6,953
United Technologies Corp.	3.100%	6/1/22	4,454	4,393
Waste Management Inc.	7.375%	3/11/19	750	914
Waste Management Inc.	4.750%	6/30/20	4,100	4,472
Waste Management Inc.	4.600%	3/1/21	580	623
Waste Management Inc.	2.900%	9/15/22	400	371
Xylem Inc.	4.875%	10/1/21	1,850	1,962

Communication (8.3%)
21st Century Fox America Inc.	6.900%	3/1/19	1,325	1,612
21st Century Fox America Inc.	5.650%	8/15/20	1,500	1,698
21st Century Fox America Inc.	4.500%	2/15/21	2,850	3,078
21st Century Fox America Inc.	3.000%	9/15/22	4,700	4,450
2 21st Century Fox America Inc.	4.000%	10/1/23	650	651
America Movil SAB de CV	5.000%	10/16/19	2,375	2,603
America Movil SAB de CV	5.000%	3/30/20	6,431	6,987
America Movil SAB de CV	3.125%	7/16/22	4,975	4,641
American Tower Corp.	5.050%	9/1/20	4,206	4,478
American Tower Corp.	5.900%	11/1/21	2,374	2,587
American Tower Corp.	4.700%	3/15/22	2,450	2,471
American Tower Corp.	3.500%	1/31/23	4,150	3,801
AT&T Inc.	5.800%	2/15/19	5,225	6,046

AT&T Inc.	4.450%	5/15/21	3,805	3,995
AT&T Inc.	3.875%	8/15/21	4,704	4,741
AT&T Inc.	3.000%	2/15/22	4,750	4,463
AT&T Inc.	2.625%	12/1/22	5,175	4,632
CBS Corp.	8.875%	5/15/19	1,300	1,666
CBS Corp.	5.750%	4/15/20	2,215	2,504
CBS Corp.	4.300%	2/15/21	1,700	1,759
CBS Corp.	3.375%	3/1/22	67	65
CC Holdings GS V LLC / Crown Castle GS III
Corp.	3.849%	4/15/23	2,625	2,477
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	2,888	4,037
Comcast Corp.	5.700%	7/1/19	2,790	3,267
Comcast Corp.	5.150%	3/1/20	4,150	4,670
Comcast Corp.	3.125%	7/15/22	2,025	1,959
Comcast Corp.	2.850%	1/15/23	2,750	2,577
Deutsche Telekom International Finance BV	6.000%	7/8/19	3,350	3,941
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.875%	10/1/19	4,043	4,629
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.200%	3/15/20	3,265	3,517
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	4.600%	2/15/21	3,120	3,199
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.000%	3/1/21	2,550	2,669
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	3.800%	3/15/22	4,506	4,315
Discovery Communications LLC	5.625%	8/15/19	160	184
Discovery Communications LLC	5.050%	6/1/20	4,675	5,185
Discovery Communications LLC	4.375%	6/15/21	1,700	1,779
Discovery Communications LLC	3.300%	5/15/22	1,800	1,737
Discovery Communications LLC	3.250%	4/1/23	1,500	1,414
Graham Holdings Co.	7.250%	2/1/19	600	722
GTE Corp.	8.750%	11/1/21	1,175	1,513
Interpublic Group of Cos. Inc.	3.750%	2/15/23	2,000	1,891
Moody's Corp.	5.500%	9/1/20	1,850	2,019
Moody's Corp.	4.500%	9/1/22	1,131	1,131
NBCUniversal Media LLC	5.150%	4/30/20	6,715	7,573
NBCUniversal Media LLC	4.375%	4/1/21	5,751	6,163
NBCUniversal Media LLC	2.875%	1/15/23	2,850	2,662
Omnicom Group Inc.	6.250%	7/15/19	2,175	2,543
Omnicom Group Inc.	4.450%	8/15/20	4,575	4,833
Omnicom Group Inc.	3.625%	5/1/22	2,500	2,436
Orange SA	5.375%	7/8/19	4,255	4,797
Orange SA	4.125%	9/14/21	1,450	1,481
Qwest Corp.	6.750%	12/1/21	2,490	2,717
Reed Elsevier Capital Inc.	8.625%	1/15/19	350	444
Reed Elsevier Capital Inc.	3.125%	10/15/22	4,256	3,969
Rogers Communications Inc.	3.000%	3/15/23	1,200	1,120
Rogers Communications Inc.	4.100%	10/1/23	2,075	2,097
Telecom Italia Capital SA	7.175%	6/18/19	1,659	1,854
Telefonica Emisiones SAU	5.877%	7/15/19	3,185	3,604
Telefonica Emisiones SAU	5.134%	4/27/20	4,450	4,738
Telefonica Emisiones SAU	5.462%	2/16/21	4,695	4,983
Telefonica Emisiones SAU	4.570%	4/27/23	2,375	2,343
Telefonos de Mexico SAB de CV	5.500%	11/15/19	750	832
Thomson Reuters Corp.	4.700%	10/15/19	2,225	2,448

Thomson Reuters Corp.	3.950%	9/30/21	1,027	1,037
Thomson Reuters Corp.	4.300%	11/23/23	975	975
Time Warner Cable Inc.	8.750%	2/14/19	3,900	4,663
Time Warner Cable Inc.	8.250%	4/1/19	6,350	7,452
Time Warner Cable Inc.	5.000%	2/1/20	3,075	3,103
Time Warner Cable Inc.	4.125%	2/15/21	2,175	2,058
Time Warner Cable Inc.	4.000%	9/1/21	3,116	2,909
Time Warner Entertainment Co. LP	8.375%	3/15/23	2,680	3,108
Verizon Communications Inc.	6.350%	4/1/19	6,850	8,107
Verizon Communications Inc.	4.500%	9/15/20	10,655	11,408
Verizon Communications Inc.	4.600%	4/1/21	4,450	4,735
Verizon Communications Inc.	3.500%	11/1/21	5,518	5,455
Verizon Communications Inc.	2.450%	11/1/22	5,050	4,484
Verizon Communications Inc.	5.150%	9/15/23	32,775	34,961
Vodafone Group plc	5.450%	6/10/19	4,530	5,196
Vodafone Group plc	4.375%	3/16/21	1,343	1,420
Vodafone Group plc	2.500%	9/26/22	2,500	2,226
Vodafone Group plc	2.950%	2/19/23	5,188	4,735
WPP Finance 2010	3.625%	9/7/22	3,475	3,331

Consumer Cyclical (6.4%)
Advance Auto Parts Inc.	5.750%	5/1/20	750	820
Advance Auto Parts Inc.	4.500%	1/15/22	1,075	1,088
Advance Auto Parts Inc.	4.500%	12/1/23	575	574
Amazon.com Inc.	2.500%	11/29/22	4,425	4,026
AutoZone Inc.	4.000%	11/15/20	1,750	1,812
AutoZone Inc.	3.700%	4/15/22	2,500	2,449
AutoZone Inc.	2.875%	1/15/23	1,425	1,299
BorgWarner Inc.	4.625%	9/15/20	75	79
Brinker International Inc.	3.875%	5/15/23	700	645
Costco Wholesale Corp.	1.700%	12/15/19	3,350	3,254
Cummins Inc.	3.650%	10/1/23	725	727
CVS Caremark Corp.	4.750%	5/18/20	1,325	1,457
CVS Caremark Corp.	4.125%	5/15/21	1,104	1,159
CVS Caremark Corp.	2.750%	12/1/22	3,750	3,475
Darden Restaurants Inc.	4.500%	10/15/21	1,225	1,177
Darden Restaurants Inc.	3.350%	11/1/22	775	674
Dollar General Corp.	3.250%	4/15/23	3,400	3,121
eBay Inc.	3.250%	10/15/20	1,600	1,645
eBay Inc.	2.600%	7/15/22	3,125	2,903
Expedia Inc.	5.950%	8/15/20	1,650	1,783
Family Dollar Stores Inc.	5.000%	2/1/21	765	793
Ford Motor Credit Co. LLC	8.125%	1/15/20	3,150	3,962
Ford Motor Credit Co. LLC	5.750%	2/1/21	3,750	4,210
Ford Motor Credit Co. LLC	5.875%	8/2/21	6,077	6,901
Ford Motor Credit Co. LLC	4.250%	9/20/22	4,725	4,785
Ford Motor Credit Co. LLC	4.375%	8/6/23	2,625	2,658
Gap Inc.	5.950%	4/12/21	4,772	5,297
Historic TW Inc.	9.150%	2/1/23	1,795	2,416
Home Depot Inc.	3.950%	9/15/20	1,000	1,075
Home Depot Inc.	4.400%	4/1/21	3,213	3,501
Home Depot Inc.	2.700%	4/1/23	1,675	1,563
Host Hotels & Resorts LP	5.875%	6/15/19	600	651
Host Hotels & Resorts LP	6.000%	10/1/21	1,500	1,646
Host Hotels & Resorts LP	5.250%	3/15/22	1,647	1,729
Host Hotels & Resorts LP	4.750%	3/1/23	2,384	2,417
Host Hotels & Resorts LP	3.750%	10/15/23	1,350	1,266

Hyatt Hotels Corp.	5.375%	8/15/21	800	862
Hyatt Hotels Corp.	3.375%	7/15/23	975	910
International Game Technology	7.500%	6/15/19	1,825	2,150
International Game Technology	5.500%	6/15/20	550	582
Johnson Controls Inc.	5.000%	3/30/20	725	793
Johnson Controls Inc.	4.250%	3/1/21	1,934	2,009
Johnson Controls Inc.	3.750%	12/1/21	2,400	2,420
Kohl's Corp.	4.000%	11/1/21	1,900	1,898
Kohl's Corp.	3.250%	2/1/23	1,975	1,811
Lowe's Cos. Inc.	4.625%	4/15/20	2,025	2,229
Lowe's Cos. Inc.	3.800%	11/15/21	2,749	2,831
Lowe's Cos. Inc.	3.120%	4/15/22	1,200	1,173
Lowe's Cos. Inc.	3.875%	9/15/23	2,925	2,965
Macy's Retail Holdings Inc.	3.875%	1/15/22	2,700	2,672
Macy's Retail Holdings Inc.	2.875%	2/15/23	1,121	1,018
Macy's Retail Holdings Inc.	4.375%	9/1/23	1,500	1,515
Marriott International Inc.	3.000%	3/1/19	1,450	1,477
Marriott International Inc.	3.375%	10/15/20	1,950	1,948
Marriott International Inc.	3.250%	9/15/22	400	376
McDonald's Corp.	5.000%	2/1/19	645	742
McDonald's Corp.	3.500%	7/15/20	1,500	1,568
McDonald's Corp.	3.625%	5/20/21	750	780
McDonald's Corp.	2.625%	1/15/22	4,100	3,939
MDC Holdings Inc.	5.625%	2/1/20	400	414
NIKE Inc.	2.250%	5/1/23	1,300	1,186
Nordstrom Inc.	4.750%	5/1/20	600	660
Nordstrom Inc.	4.000%	10/15/21	2,125	2,219
NVR Inc.	3.950%	9/15/22	1,175	1,131
O'Reilly Automotive Inc.	4.875%	1/14/21	1,235	1,311
O'Reilly Automotive Inc.	4.625%	9/15/21	875	914
O'Reilly Automotive Inc.	3.800%	9/1/22	700	685
O'Reilly Automotive Inc.	3.850%	6/15/23	1,950	1,894
QVC Inc.	5.125%	7/2/22	1,825	1,822
QVC Inc.	4.375%	3/15/23	2,700	2,567
Staples Inc.	4.375%	1/12/23	1,425	1,370
Starbucks Corp.	3.850%	10/1/23	4,150	4,192
Starwood Hotels & Resorts Worldwide Inc.	3.125%	2/15/23	1,000	917
Target Corp.	3.875%	7/15/20	2,500	2,665
Target Corp.	2.900%	1/15/22	3,900	3,785
Time Warner Inc.	4.875%	3/15/20	4,149	4,567
Time Warner Inc.	4.700%	1/15/21	4,275	4,594
Time Warner Inc.	4.750%	3/29/21	2,125	2,287
Time Warner Inc.	4.000%	1/15/22	1,125	1,143
Time Warner Inc.	3.400%	6/15/22	1,800	1,757
TJX Cos. Inc.	6.950%	4/15/19	1,525	1,868
TJX Cos. Inc.	2.500%	5/15/23	1,325	1,220
Toyota Motor Credit Corp.	4.500%	6/17/20	2,800	3,069
Toyota Motor Credit Corp.	4.250%	1/11/21	1,625	1,744
Toyota Motor Credit Corp.	3.400%	9/15/21	3,625	3,653
Toyota Motor Credit Corp.	3.300%	1/12/22	2,575	2,576
Toyota Motor Credit Corp.	2.625%	1/10/23	2,554	2,386
VF Corp.	3.500%	9/1/21	2,000	2,010
Viacom Inc.	5.625%	9/15/19	2,500	2,865
Viacom Inc.	4.500%	3/1/21	1,655	1,745
Viacom Inc.	3.875%	12/15/21	2,800	2,807
Viacom Inc.	3.125%	6/15/22	400	376
Viacom Inc.	4.250%	9/1/23	2,725	2,745

Wal-Mart Stores Inc.	1.950%	12/15/18	3,100	3,120
Wal-Mart Stores Inc.	4.125%	2/1/19	2,290	2,534
Wal-Mart Stores Inc.	3.625%	7/8/20	4,308	4,559
Wal-Mart Stores Inc.	3.250%	10/25/20	4,833	4,982
Wal-Mart Stores Inc.	4.250%	4/15/21	2,300	2,505
Wal-Mart Stores Inc.	2.550%	4/11/23	4,450	4,127
Walgreen Co.	5.250%	1/15/19	2,583	2,935
Walgreen Co.	3.100%	9/15/22	3,100	2,920
Walt Disney Co.	3.750%	6/1/21	3,275	3,419
Walt Disney Co.	2.750%	8/16/21	2,125	2,076
Walt Disney Co.	2.550%	2/15/22	1,600	1,515
Walt Disney Co.	2.350%	12/1/22	2,850	2,600
Western Union Co.	5.253%	4/1/20	1,175	1,251
Wyndham Worldwide Corp.	4.250%	3/1/22	1,375	1,355
Wyndham Worldwide Corp.	3.900%	3/1/23	3,250	3,100
Yum! Brands Inc.	5.300%	9/15/19	900	1,004
Yum! Brands Inc.	3.875%	11/1/20	1,850	1,882

Consumer Noncyclical (14.6%)
Abbott Laboratories	5.125%	4/1/19	2,235	2,568
Abbott Laboratories	4.125%	5/27/20	2,660	2,889
AbbVie Inc.	2.900%	11/6/22	10,004	9,418
Actavis Inc.	6.125%	8/15/19	750	872
Actavis Inc.	3.250%	10/1/22	3,925	3,703
Allergan Inc.	3.375%	9/15/20	1,325	1,365
Allergan Inc.	2.800%	3/15/23	1,600	1,510
Altria Group Inc.	9.700%	11/10/18	6,329	8,451
Altria Group Inc.	9.250%	8/6/19	3,993	5,327
Altria Group Inc.	4.750%	5/5/21	5,474	5,882
Altria Group Inc.	2.850%	8/9/22	2,225	2,053
Altria Group Inc.	2.950%	5/2/23	1,750	1,618
AmerisourceBergen Corp.	4.875%	11/15/19	1,720	1,941
AmerisourceBergen Corp.	3.500%	11/15/21	1,500	1,499
Amgen Inc.	5.700%	2/1/19	3,211	3,739
Amgen Inc.	4.500%	3/15/20	1,100	1,195
Amgen Inc.	3.450%	10/1/20	3,192	3,269
Amgen Inc.	4.100%	6/15/21	3,175	3,322
Amgen Inc.	3.875%	11/15/21	5,050	5,178
Amgen Inc.	3.625%	5/15/22	1,775	1,768
Anheuser-Busch Cos. LLC	5.000%	3/1/19	850	963
Anheuser-Busch InBev Finance Inc.	2.625%	1/17/23	4,250	3,941
Anheuser-Busch InBev Worldwide Inc.	7.750%	1/15/19	8,235	10,410
Anheuser-Busch InBev Worldwide Inc.	6.875%	11/15/19	2,997	3,721
Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	6,150	7,084
Anheuser-Busch InBev Worldwide Inc.	5.000%	4/15/20	4,725	5,337
Anheuser-Busch InBev Worldwide Inc.	4.375%	2/15/21	1,950	2,110
Anheuser-Busch InBev Worldwide Inc.	2.500%	7/15/22	5,763	5,331
Archer-Daniels-Midland Co.	4.479%	3/1/21	2,925	3,140
AstraZeneca plc	1.950%	9/18/19	3,217	3,170
Avon Products Inc.	6.500%	3/1/19	1,800	1,976
Avon Products Inc.	4.600%	3/15/20	1,400	1,413
Avon Products Inc.	5.000%	3/15/23	1,000	997
Baxter International Inc.	4.500%	8/15/19	1,450	1,620
Baxter International Inc.	4.250%	3/15/20	2,975	3,210
Baxter International Inc.	2.400%	8/15/22	1,125	1,039
Baxter International Inc.	3.200%	6/15/23	2,825	2,731
Beam Inc.	3.250%	5/15/22	475	462

Beam Inc.	3.250%	6/15/23	1,050	1,001
Becton Dickinson & Co.	3.250%	11/12/20	3,210	3,253
Becton Dickinson & Co.	3.125%	11/8/21	3,650	3,597
Boston Scientific Corp.	6.000%	1/15/20	2,300	2,662
Boston Scientific Corp.	4.125%	10/1/23	1,575	1,570
Bottling Group LLC	5.125%	1/15/19	2,815	3,218
Bristol-Myers Squibb Co.	1.750%	3/1/19	1,150	1,138
Bristol-Myers Squibb Co.	2.000%	8/1/22	1,800	1,619
Bristol-Myers Squibb Co.	7.150%	6/15/23	900	1,141
Bristol-Myers Squibb Co.	3.250%	11/1/23	2,150	2,083
Brown-Forman Corp.	2.250%	1/15/23	1,400	1,264
Bunge Ltd. Finance Corp.	8.500%	6/15/19	1,450	1,813
Campbell Soup Co.	4.500%	2/15/19	700	768
Campbell Soup Co.	4.250%	4/15/21	1,600	1,656
Campbell Soup Co.	2.500%	8/2/22	1,575	1,414
Cardinal Health Inc.	4.625%	12/15/20	825	891
Cardinal Health Inc.	3.200%	6/15/22	1,200	1,136
Cardinal Health Inc.	3.200%	3/15/23	2,725	2,562
CareFusion Corp.	6.375%	8/1/19	2,750	3,164
2 CareFusion Corp.	3.300%	3/1/23	850	791
Catholic Health Initiatives Colorado GO	2.950%	11/1/22	1,800	1,659
Celgene Corp.	3.950%	10/15/20	1,440	1,503
Celgene Corp.	3.250%	8/15/22	2,670	2,530
Celgene Corp.	4.000%	8/15/23	2,400	2,382
Church & Dwight Co. Inc.	2.875%	10/1/22	900	843
Clorox Co.	3.800%	11/15/21	1,358	1,363
Clorox Co.	3.050%	9/15/22	1,600	1,521
Coca-Cola Co.	4.875%	3/15/19	2,300	2,631
Coca-Cola Co.	2.450%	11/1/20	2,300	2,267
Coca-Cola Co.	3.150%	11/15/20	3,109	3,208
Coca-Cola Co.	3.300%	9/1/21	4,200	4,276
Coca-Cola Co.	2.500%	4/1/23	3,075	2,866
Coca-Cola Co.	3.200%	11/1/23	4,025	3,926
Coca-Cola Enterprises Inc.	3.500%	9/15/20	2,950	3,002
Coca-Cola Enterprises Inc.	3.250%	8/19/21	425	415
Coca-Cola Femsa SAB de CV	4.625%	2/15/20	1,875	2,005
Coca-Cola Femsa SAB de CV	3.875%	11/26/23	2,000	1,985
Coca-Cola Refreshments USA Inc.	8.500%	2/1/22	975	1,285
Colgate-Palmolive Co.	2.450%	11/15/21	1,575	1,528
Colgate-Palmolive Co.	2.300%	5/3/22	3,225	3,015
Colgate-Palmolive Co.	1.950%	2/1/23	900	806
ConAgra Foods Inc.	7.000%	4/15/19	2,425	2,923
ConAgra Foods Inc.	3.250%	9/15/22	725	688
ConAgra Foods Inc.	3.200%	1/25/23	2,450	2,282
Covidien International Finance SA	4.200%	6/15/20	1,625	1,737
Covidien International Finance SA	3.200%	6/15/22	2,275	2,219
Covidien International Finance SA	2.950%	6/15/23	1,425	1,337
CR Bard Inc.	4.400%	1/15/21	1,345	1,416
Delhaize Group SA	4.125%	4/10/19	423	442
DENTSPLY International Inc.	4.125%	8/15/21	1,130	1,137
Diageo Capital plc	4.828%	7/15/20	1,885	2,094
Diageo Capital plc	2.625%	4/29/23	3,575	3,286
Diageo Investment Corp.	2.875%	5/11/22	4,050	3,890
Dignity Health California GO	3.125%	11/1/22	800	731
Dr Pepper Snapple Group Inc.	2.600%	1/15/19	475	481
Dr Pepper Snapple Group Inc.	2.000%	1/15/20	1,175	1,125
Dr Pepper Snapple Group Inc.	3.200%	11/15/21	1,475	1,440

Dr Pepper Snapple Group Inc.	2.700%	11/15/22	200	184
Energizer Holdings Inc.	4.700%	5/19/21	1,725	1,771
Energizer Holdings Inc.	4.700%	5/24/22	2,200	2,234
Express Scripts Holding Co.	7.250%	6/15/19	1,875	2,305
Express Scripts Holding Co.	4.750%	11/15/21	2,650	2,826
Express Scripts Holding Co.	3.900%	2/15/22	3,125	3,143
Flowers Foods Inc.	4.375%	4/1/22	350	350
Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	800	717
General Mills Inc.	5.650%	2/15/19	2,265	2,646
General Mills Inc.	3.150%	12/15/21	4,775	4,699
Gilead Sciences Inc.	4.500%	4/1/21	3,625	3,919
Gilead Sciences Inc.	4.400%	12/1/21	3,650	3,920
GlaxoSmithKline Capital Inc.	2.800%	3/18/23	2,275	2,143
GlaxoSmithKline Capital plc	2.850%	5/8/22	7,675	7,364
Hershey Co.	4.125%	12/1/20	2,325	2,506
Hillshire Brands Co.	4.100%	9/15/20	54	56
Hormel Foods Corp.	4.125%	4/15/21	100	105
Ingredion Inc.	4.625%	11/1/20	375	394
International Flavors & Fragrances Inc.	3.200%	5/1/23	875	824
JM Smucker Co.	3.500%	10/15/21	2,200	2,220
Johnson & Johnson	3.550%	5/15/21	2,750	2,892
Johnson & Johnson	6.730%	11/15/23	50	64
Kaiser Foundation Hospitals	3.500%	4/1/22	675	656
Kellogg Co.	4.150%	11/15/19	1,600	1,750
Kellogg Co.	4.000%	12/15/20	3,150	3,308
Kellogg Co.	3.125%	5/17/22	2,150	2,071
Kimberly-Clark Corp.	3.625%	8/1/20	300	314
Kimberly-Clark Corp.	3.875%	3/1/21	1,075	1,136
Kimberly-Clark Corp.	2.400%	6/1/23	1,425	1,312
Koninklijke Philips NV	3.750%	3/15/22	4,662	4,729
Kraft Foods Group Inc.	5.375%	2/10/20	1,994	2,276
Kraft Foods Group Inc.	3.500%	6/6/22	7,352	7,221
Kroger Co.	6.800%	12/15/18	425	513
Kroger Co.	6.150%	1/15/20	1,989	2,293
Kroger Co.	3.400%	4/15/22	1,168	1,131
Kroger Co.	3.850%	8/1/23	2,650	2,607
Laboratory Corp. of America Holdings	4.625%	11/15/20	2,650	2,781
Laboratory Corp. of America Holdings	3.750%	8/23/22	1,450	1,406
Laboratory Corp. of America Holdings	4.000%	11/1/23	800	781
Life Technologies Corp.	6.000%	3/1/20	1,875	2,137
Life Technologies Corp.	5.000%	1/15/21	1,333	1,436
Lorillard Tobacco Co.	8.125%	6/23/19	2,492	3,079
Lorillard Tobacco Co.	6.875%	5/1/20	2,250	2,618
Lorillard Tobacco Co.	3.750%	5/20/23	975	898
Mattel Inc.	3.150%	3/15/23	1,350	1,272
McCormick & Co. Inc.	3.900%	7/15/21	275	287
McCormick & Co. Inc.	3.500%	9/1/23	1,200	1,202
McKesson Corp.	7.500%	2/15/19	1,900	2,351
McKesson Corp.	4.750%	3/1/21	1,800	1,930
McKesson Corp.	2.700%	12/15/22	825	753
Mead Johnson Nutrition Co.	4.900%	11/1/19	1,850	2,051
Medco Health Solutions Inc.	4.125%	9/15/20	3,350	3,507
Medtronic Inc.	5.600%	3/15/19	2,100	2,447
Medtronic Inc.	4.450%	3/15/20	2,550	2,777
Medtronic Inc.	3.125%	3/15/22	3,800	3,739
Medtronic Inc.	2.750%	4/1/23	4,375	4,084
Merck & Co. Inc.	3.875%	1/15/21	4,361	4,634

Merck & Co. Inc.	2.400%	9/15/22	1,950	1,802
Merck & Co. Inc.	2.800%	5/18/23	5,725	5,397
Merck Sharp & Dohme Corp.	5.000%	6/30/19	4,225	4,856
Molson Coors Brewing Co.	3.500%	5/1/22	1,375	1,363
Mondelez International Inc.	5.375%	2/10/20	9,001	10,174
Mylan Inc.	2.550%	3/28/19	1,050	1,055
Mylan Inc.	4.200%	11/29/23	1,050	1,047
Newell Rubbermaid Inc.	4.700%	8/15/20	1,350	1,430
Newell Rubbermaid Inc.	4.000%	6/15/22	1,125	1,111
Novartis Capital Corp.	4.400%	4/24/20	5,625	6,177
Novartis Capital Corp.	2.400%	9/21/22	4,410	4,085
Novartis Securities Investment Ltd.	5.125%	2/10/19	6,645	7,637
Partners Healthcare System Massachusetts
GO	3.443%	7/1/21	225	226
PepsiCo Inc.	2.250%	1/7/19	500	505
PepsiCo Inc.	4.500%	1/15/20	5,900	6,492
PepsiCo Inc.	3.125%	11/1/20	895	905
PepsiCo Inc.	3.000%	8/25/21	1,850	1,819
PepsiCo Inc.	2.750%	3/5/22	4,940	4,695
PepsiCo Inc.	2.750%	3/1/23	2,225	2,066
PerkinElmer Inc.	5.000%	11/15/21	2,650	2,729
2 Perrigo Co. Ltd.	4.000%	11/15/23	2,000	1,994
Pfizer Inc.	6.200%	3/15/19	11,604	13,962
Pfizer Inc.	3.000%	6/15/23	3,650	3,487
Pharmacia Corp.	6.500%	12/1/18	840	1,029
Philip Morris International Inc.	1.875%	1/15/19	2,925	2,910
Philip Morris International Inc.	4.500%	3/26/20	1,436	1,571
Philip Morris International Inc.	4.125%	5/17/21	2,420	2,543
Philip Morris International Inc.	2.900%	11/15/21	2,150	2,088
Philip Morris International Inc.	2.500%	8/22/22	1,775	1,628
Philip Morris International Inc.	2.625%	3/6/23	1,500	1,372
Philip Morris International Inc.	3.600%	11/15/23	1,675	1,645
Procter & Gamble Co.	4.700%	2/15/19	4,435	5,051
Procter & Gamble Co.	2.300%	2/6/22	4,955	4,696
Quest Diagnostics Inc.	4.750%	1/30/20	275	290
Quest Diagnostics Inc.	4.700%	4/1/21	2,175	2,250
Reynolds American Inc.	3.250%	11/1/22	2,150	1,997
Reynolds American Inc.	4.850%	9/15/23	1,450	1,512
Safeway Inc.	5.000%	8/15/19	1,500	1,605
Safeway Inc.	3.950%	8/15/20	1,800	1,812
Safeway Inc.	4.750%	12/1/21	1,500	1,523
Sanofi	4.000%	3/29/21	7,025	7,433
St. Jude Medical Inc.	3.250%	4/15/23	3,425	3,222
Stryker Corp.	4.375%	1/15/20	1,700	1,854
Sysco Corp.	5.375%	3/17/19	150	174
Sysco Corp.	2.600%	6/12/22	2,050	1,937
Teva Pharmaceutical Finance Co. BV	3.650%	11/10/21	1,650	1,616
Teva Pharmaceutical Finance Co. BV	2.950%	12/18/22	4,675	4,274
Teva Pharmaceutical Finance IV BV	3.650%	11/10/21	2,825	2,767
Teva Pharmaceutical Finance IV LLC	2.250%	3/18/20	2,280	2,163
Thermo Fisher Scientific Inc.	4.700%	5/1/20	1,000	1,090
Thermo Fisher Scientific Inc.	4.500%	3/1/21	2,725	2,879
Thermo Fisher Scientific Inc.	3.600%	8/15/21	3,625	3,609
Thermo Fisher Scientific Inc.	3.150%	1/15/23	860	802
Tupperware Brands Corp.	4.750%	6/1/21	1,750	1,780
Tyson Foods Inc.	4.500%	6/15/22	4,525	4,627
Unilever Capital Corp.	4.800%	2/15/19	2,225	2,541

Unilever Capital Corp.	4.250%	2/10/21	2,213	2,395
Whirlpool Corp.	4.850%	6/15/21	1,350	1,440
Whirlpool Corp.	4.700%	6/1/22	348	367
Whirlpool Corp.	3.700%	3/1/23	2,075	2,011
Zimmer Holdings Inc.	4.625%	11/30/19	175	194
Zimmer Holdings Inc.	3.375%	11/30/21	1,800	1,762
Zoetis Inc.	3.250%	2/1/23	4,125	3,885

Energy (7.6%)
Anadarko Petroleum Corp.	8.700%	3/15/19	2,675	3,487
Anadarko Petroleum Corp.	6.950%	6/15/19	50	61
Apache Corp.	3.625%	2/1/21	1,900	1,971
Apache Corp.	3.250%	4/15/22	3,175	3,150
Apache Corp.	2.625%	1/15/23	1,850	1,728
Baker Hughes Inc.	3.200%	8/15/21	2,200	2,206
BP Capital Markets plc	4.750%	3/10/19	3,000	3,388
BP Capital Markets plc	4.500%	10/1/20	4,865	5,301
BP Capital Markets plc	4.742%	3/11/21	5,095	5,602
BP Capital Markets plc	3.561%	11/1/21	2,836	2,870
BP Capital Markets plc	3.245%	5/6/22	4,954	4,853
BP Capital Markets plc	2.500%	11/6/22	3,425	3,150
BP Capital Markets plc	2.750%	5/10/23	1,450	1,336
BP Capital Markets plc	3.994%	9/26/23	3,550	3,624
Cameron International Corp.	4.500%	6/1/21	350	371
Cameron International Corp.	3.600%	4/30/22	1,150	1,145
Canadian Natural Resources Ltd.	3.450%	11/15/21	1,865	1,859
Cenovus Energy Inc.	5.700%	10/15/19	4,525	5,251
Cenovus Energy Inc.	3.000%	8/15/22	2,600	2,450
Chevron Corp.	4.950%	3/3/19	4,525	5,186
Chevron Corp.	2.427%	6/24/20	3,500	3,468
Chevron Corp.	2.355%	12/5/22	7,050	6,469
Chevron Corp.	3.191%	6/24/23	4,325	4,212
ConocoPhillips	5.750%	2/1/19	6,504	7,661
ConocoPhillips	6.000%	1/15/20	2,155	2,554
ConocoPhillips Co.	2.400%	12/15/22	5,425	4,996
Devon Energy Corp.	6.300%	1/15/19	2,565	3,002
Devon Energy Corp.	4.000%	7/15/21	2,040	2,101
Devon Energy Corp.	3.250%	5/15/22	1,950	1,870
Diamond Offshore Drilling Inc.	5.875%	5/1/19	1,750	2,061
Diamond Offshore Drilling Inc.	3.450%	11/1/23	475	467
Encana Corp.	6.500%	5/15/19	1,300	1,548
Encana Corp.	3.900%	11/15/21	1,500	1,505
Energen Corp.	4.625%	9/1/21	1,075	1,070
Ensco plc	4.700%	3/15/21	5,975	6,378
EOG Resources Inc.	5.625%	6/1/19	3,625	4,247
EOG Resources Inc.	4.400%	6/1/20	2,000	2,166
EOG Resources Inc.	4.100%	2/1/21	2,740	2,894
EOG Resources Inc.	2.625%	3/15/23	3,550	3,277
EQT Corp.	8.125%	6/1/19	1,850	2,276
EQT Corp.	4.875%	11/15/21	1,175	1,220
FMC Technologies Inc.	3.450%	10/1/22	1,475	1,391
Halliburton Co.	6.150%	9/15/19	2,575	3,102
Halliburton Co.	3.250%	11/15/21	1,350	1,348
Halliburton Co.	3.500%	8/1/23	2,775	2,729
Hess Corp.	8.125%	2/15/19	3,633	4,564
Husky Energy Inc.	7.250%	12/15/19	2,750	3,400
Husky Energy Inc.	3.950%	4/15/22	1,625	1,643

Marathon Oil Corp.	2.800%	11/1/22	3,550	3,303
Marathon Petroleum Corp.	5.125%	3/1/21	2,500	2,738
Murphy Oil Corp.	3.700%	12/1/22	3,100	2,908
Nabors Industries Inc.	9.250%	1/15/19	825	1,039
Nabors Industries Inc.	5.000%	9/15/20	650	686
2 Nabors Industries Inc.	4.625%	9/15/21	1,350	1,362
Nabors Industries Inc.	4.625%	9/15/21	925	933
2 Nabors Industries Inc.	5.100%	9/15/23	2,025	2,038
National Oilwell Varco Inc.	2.600%	12/1/22	4,675	4,354
Noble Energy Inc.	8.250%	3/1/19	2,702	3,401
Noble Energy Inc.	4.150%	12/15/21	3,786	3,920
Noble Holding International Ltd.	4.900%	8/1/20	1,725	1,837
Noble Holding International Ltd.	3.950%	3/15/22	1,500	1,479
Occidental Petroleum Corp.	4.100%	2/1/21	5,815	6,160
Occidental Petroleum Corp.	3.125%	2/15/22	1,650	1,617
Occidental Petroleum Corp.	2.700%	2/15/23	3,570	3,305
Petrohawk Energy Corp.	6.250%	6/1/19	1,650	1,803
Phillips 66	4.300%	4/1/22	6,025	6,188
Pioneer Natural Resources Co.	7.500%	1/15/20	1,000	1,231
Pioneer Natural Resources Co.	3.950%	7/15/22	2,890	2,916
Pride International Inc.	8.500%	6/15/19	1,850	2,368
Pride International Inc.	6.875%	8/15/20	2,250	2,697
Rowan Cos. Inc.	7.875%	8/1/19	1,500	1,835
Rowan Cos. Inc.	4.875%	6/1/22	1,600	1,645
Sasol Financing International plc	4.500%	11/14/22	2,800	2,656
Shell International Finance BV	4.300%	9/22/19	4,425	4,917
Shell International Finance BV	4.375%	3/25/20	3,825	4,200
Shell International Finance BV	2.375%	8/21/22	6,300	5,832
Shell International Finance BV	2.250%	1/6/23	2,706	2,449
Shell International Finance BV	3.400%	8/12/23	2,600	2,557
Southwestern Energy Co.	4.100%	3/15/22	2,975	2,976
Talisman Energy Inc.	7.750%	6/1/19	1,750	2,115
Talisman Energy Inc.	3.750%	2/1/21	3,860	3,708
Total Capital Canada Ltd.	2.750%	7/15/23	2,525	2,362
Total Capital International SA	2.875%	2/17/22	2,825	2,732
Total Capital International SA	2.700%	1/25/23	3,100	2,890
Total Capital SA	4.450%	6/24/20	3,975	4,371
Total Capital SA	4.125%	1/28/21	3,100	3,295
Transocean Inc.	6.500%	11/15/20	2,790	3,174
Transocean Inc.	6.375%	12/15/21	3,840	4,316
Transocean Inc.	3.800%	10/15/22	3,150	3,004
Valero Energy Corp.	9.375%	3/15/19	2,625	3,438
Valero Energy Corp.	6.125%	2/1/20	1,115	1,281
Weatherford International Ltd.	9.625%	3/1/19	2,847	3,681
Weatherford International Ltd.	5.125%	9/15/20	2,275	2,433
Weatherford International Ltd.	4.500%	4/15/22	3,400	3,441
XTO Energy Inc.	6.500%	12/15/18	625	774

Other Industrial (0.3%)
Cintas Corp. No 2	4.300%	6/1/21	700	740
Cintas Corp. No 2	3.250%	6/1/22	600	584
Fluor Corp.	3.375%	9/15/21	1,580	1,559
Howard Hughes Medical Institute	3.500%	9/1/23	3,475	3,456
2 URS Corp.	5.500%	4/1/22	1,800	1,812
Valmont Industries Inc.	6.625%	4/20/20	1,000	1,139

Technology (5.7%)
Adobe Systems Inc.	4.750%	2/1/20	1,775	1,929
Agilent Technologies Inc.	5.000%	7/15/20	1,825	1,969
Agilent Technologies Inc.	3.200%	10/1/22	2,700	2,517
Altera Corp.	4.100%	11/15/23	1,200	1,156
Amphenol Corp.	4.000%	2/1/22	650	639
Analog Devices Inc.	2.875%	6/1/23	1,500	1,387
Apple Inc.	2.400%	5/3/23	15,125	13,702
Applied Materials Inc.	4.300%	6/15/21	3,650	3,818
Arrow Electronics Inc.	6.000%	4/1/20	1,500	1,655
Arrow Electronics Inc.	5.125%	3/1/21	300	313
Arrow Electronics Inc.	4.500%	3/1/23	725	710
Autodesk Inc.	3.600%	12/15/22	850	795
Avnet Inc.	5.875%	6/15/20	1,300	1,397
Avnet Inc.	4.875%	12/1/22	1,050	1,058
Baidu Inc.	3.500%	11/28/22	3,102	2,889
Broadcom Corp.	2.500%	8/15/22	2,050	1,863
Broadridge Financial Solutions Inc.	3.950%	9/1/20	1,150	1,165
CA Inc.	5.375%	12/1/19	1,825	2,046
CA Inc.	4.500%	8/15/23	900	895
Cisco Systems Inc.	4.950%	2/15/19	6,350	7,222
Cisco Systems Inc.	4.450%	1/15/20	7,325	8,044
Computer Sciences Corp.	4.450%	9/15/22	500	486
Corning Inc.	4.250%	8/15/20	1,150	1,235
Corning Inc.	3.700%	11/15/23	1,600	1,595
Dun & Bradstreet Corp.	4.375%	12/1/22	850	835
EMC Corp.	2.650%	6/1/20	5,905	5,823
EMC Corp.	3.375%	6/1/23	3,187	3,116
Equifax Inc.	3.300%	12/15/22	1,000	934
Fidelity National Information Services Inc.	5.000%	3/15/22	3,169	3,240
Fidelity National Information Services Inc.	3.500%	4/15/23	5,175	4,762
Fiserv Inc.	4.625%	10/1/20	1,275	1,326
Fiserv Inc.	3.500%	10/1/22	3,075	2,901
Google Inc.	3.625%	5/19/21	2,570	2,691
Harris Corp.	6.375%	6/15/19	650	746
Harris Corp.	4.400%	12/15/20	2,275	2,389
Hewlett-Packard Co.	3.750%	12/1/20	3,350	3,351
Hewlett-Packard Co.	4.300%	6/1/21	6,370	6,474
Hewlett-Packard Co.	4.375%	9/15/21	2,700	2,701
Hewlett-Packard Co.	4.650%	12/9/21	4,549	4,682
Hewlett-Packard Co.	4.050%	9/15/22	400	397
Intel Corp.	3.300%	10/1/21	7,062	7,107
Intel Corp.	2.700%	12/15/22	2,575	2,391
International Business Machines Corp.	8.375%	11/1/19	1,389	1,849
International Business Machines Corp.	1.625%	5/15/20	4,850	4,595
International Business Machines Corp.	2.900%	11/1/21	1,450	1,418
International Business Machines Corp.	1.875%	8/1/22	2,850	2,529
International Business Machines Corp.	3.375%	8/1/23	5,625	5,515
Jabil Circuit Inc.	5.625%	12/15/20	1,675	1,763
Jabil Circuit Inc.	4.700%	9/15/22	175	170
Juniper Networks Inc.	4.600%	3/15/21	890	914
Leidos Holdings Inc.	4.450%	12/1/20	1,300	1,299
Lexmark International Inc.	5.125%	3/15/20	2,175	2,249
Maxim Integrated Products Inc.	3.375%	3/15/23	1,350	1,247
Microsoft Corp.	4.200%	6/1/19	2,675	2,994
Microsoft Corp.	3.000%	10/1/20	3,200	3,286
Microsoft Corp.	4.000%	2/8/21	2,100	2,253

	Microsoft Corp.	2.125%	11/15/22	1,775	1,615
	Microsoft Corp.	2.375%	5/1/23	2,375	2,154
	Motorola Solutions Inc.	3.750%	5/15/22	2,400	2,300
	Motorola Solutions Inc.	3.500%	3/1/23	1,820	1,684
	Oracle Corp.	2.375%	1/15/19	5,800	5,899
	Oracle Corp.	5.000%	7/8/19	5,150	5,901
	Oracle Corp.	3.875%	7/15/20	3,125	3,331
	Oracle Corp.	2.500%	10/15/22	10,150	9,355
	Pitney Bowes Inc.	6.250%	3/15/19	849	961
	Seagate HDD Cayman	7.000%	11/1/21	2,000	2,218
2	Seagate HDD Cayman	4.750%	6/1/23	2,500	2,369
	Symantec Corp.	4.200%	9/15/20	4,175	4,295
	Symantec Corp.	3.950%	6/15/22	600	591
	Telefonaktiebolaget LM Ericsson	4.125%	5/15/22	2,975	2,919
	Texas Instruments Inc.	1.650%	8/3/19	2,612	2,532
	Total System Services Inc.	3.750%	6/1/23	1,300	1,212
	Tyco Electronics Group SA	4.875%	1/15/21	300	314
	Tyco Electronics Group SA	3.500%	2/3/22	2,761	2,655
	Verisk Analytics Inc.	4.125%	9/12/22	2,200	2,160
	Xerox Corp.	5.625%	12/15/19	975	1,087
	Xerox Corp.	4.500%	5/15/21	4,725	4,846

	Transportation (2.2%)
1	American Airlines 2011-1 Class A Pass
	Through Trust	5.250%	7/31/22	1,028	1,089
[1,2] American Airlines 2013-2 Class A Pass
	Through Trust	4.950%	7/15/24	3,950	4,128
	Burlington Northern Santa Fe LLC	4.700%	10/1/19	1,060	1,186
	Burlington Northern Santa Fe LLC	3.600%	9/1/20	1,000	1,031
	Burlington Northern Santa Fe LLC	3.450%	9/15/21	1,900	1,895
	Burlington Northern Santa Fe LLC	3.050%	3/15/22	2,325	2,222
	Burlington Northern Santa Fe LLC	3.050%	9/1/22	2,250	2,136
	Burlington Northern Santa Fe LLC	3.000%	3/15/23	1,333	1,245
	Burlington Northern Santa Fe LLC	3.850%	9/1/23	2,000	1,992
	Canadian National Railway Co.	5.550%	3/1/19	1,725	2,016
	Canadian National Railway Co.	2.850%	12/15/21	1,905	1,872
	Canadian National Railway Co.	2.250%	11/15/22	800	732
	Canadian Pacific Railway Co.	7.250%	5/15/19	1,880	2,312
	Canadian Pacific Railway Co.	4.450%	3/15/23	1,975	2,062
	Canadian Pacific Railway Ltd.	4.500%	1/15/22	700	735
1	Continental Airlines 2007-1 Class A Pass
	Through Trust	5.983%	4/19/22	2,365	2,566
1	Continental Airlines 2009-2 Class A Pass
	Through Trust	7.250%	5/10/21	1,549	1,771
1	Continental Airlines 2010-1 Class A Pass
	Through Trust	4.750%	1/12/21	535	567
	CSX Corp.	7.375%	2/1/19	1,790	2,206
	CSX Corp.	3.700%	10/30/20	2,024	2,099
	CSX Corp.	4.250%	6/1/21	1,700	1,792
	CSX Corp.	3.700%	11/1/23	1,375	1,350
1	Delta Air Lines 2007-1 Class A Pass Through
	Trust	6.821%	2/10/24	1,806	2,030
1	Delta Air Lines 2009-1 Class A Pass Through
	Trust	7.750%	12/17/19	1,214	1,411
1	Delta Air Lines 2010-2 Class A Pass Through
	Trust	4.950%	5/23/19	1,316	1,422

1 Delta Air Lines 2012-1 Class A Pass Through
Trust	4.750%	11/7/21	2,534	2,718
FedEx Corp.	8.000%	1/15/19	1,650	2,080
FedEx Corp.	2.625%	8/1/22	1,475	1,357
FedEx Corp.	2.700%	4/15/23	300	275
Kansas City Southern de Mexico SA de CV	2.350%	5/15/20	2,850	2,704
Kansas City Southern de Mexico SA de CV	3.000%	5/15/23	150	138
Norfolk Southern Corp.	5.900%	6/15/19	2,450	2,884
Norfolk Southern Corp.	3.250%	12/1/21	2,175	2,145
Norfolk Southern Corp.	3.000%	4/1/22	32	31
Norfolk Southern Corp.	2.903%	2/15/23	1,589	1,490
Ryder System Inc.	2.350%	2/26/19	400	396
1 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	2/1/24	797	916
Union Pacific Corp.	4.000%	2/1/21	2,475	2,606
Union Pacific Corp.	4.163%	7/15/22	1,716	1,798
Union Pacific Corp.	2.750%	4/15/23	1,550	1,431
United Parcel Service Inc.	5.125%	4/1/19	2,150	2,483
United Parcel Service Inc.	3.125%	1/15/21	6,275	6,387
United Parcel Service Inc.	2.450%	10/1/22	4,270	3,983
United Parcel Service of America Inc.	8.375%	4/1/20	300	393
				2,127,731
Utilities (9.5%)
Electric (5.3%)
Ameren Illinois Co.	2.700%	9/1/22	900	850
American Electric Power Co. Inc.	2.950%	12/15/22	500	462
Appalachian Power Co.	7.950%	1/15/20	1,225	1,546
Appalachian Power Co.	4.600%	3/30/21	1,042	1,130
Arizona Public Service Co.	8.750%	3/1/19	1,975	2,554
Baltimore Gas & Electric Co.	3.500%	11/15/21	1,922	1,933
Baltimore Gas & Electric Co.	3.350%	7/1/23	575	552
Black Hills Corp.	4.250%	11/30/23	1,000	999
CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	825	756
CMS Energy Corp.	8.750%	6/15/19	1,250	1,611
CMS Energy Corp.	6.250%	2/1/20	1,200	1,399
CMS Energy Corp.	5.050%	3/15/22	1,100	1,201
Commonwealth Edison Co.	4.000%	8/1/20	1,325	1,421
Commonwealth Edison Co.	3.400%	9/1/21	1,000	1,012
Connecticut Light & Power Co.	2.500%	1/15/23	3,175	2,949
Consolidated Edison Co. of New York Inc.	7.125%	12/1/18	1,600	1,985
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	2,400	2,928
Constellation Energy Group Inc.	5.150%	12/1/20	1,500	1,609
Consumers Energy Co.	6.700%	9/15/19	1,775	2,197
Consumers Energy Co.	2.850%	5/15/22	1,055	1,014
Consumers Energy Co.	3.375%	8/15/23	1,650	1,627
Delmarva Power & Light Co.	3.500%	11/15/23	875	867
Dominion Resources Inc.	8.875%	1/15/19	1,975	2,555
Dominion Resources Inc.	5.200%	8/15/19	3,350	3,804
Dominion Resources Inc.	4.450%	3/15/21	944	1,012
DTE Electric Co.	3.900%	6/1/21	1,275	1,347
DTE Electric Co.	2.650%	6/15/22	1,800	1,714
Duke Energy Carolinas LLC	4.300%	6/15/20	1,375	1,498
Duke Energy Carolinas LLC	3.900%	6/15/21	1,675	1,771
Duke Energy Corp.	5.050%	9/15/19	2,295	2,579
Duke Energy Corp.	3.550%	9/15/21	1,000	1,010
Duke Energy Corp.	3.050%	8/15/22	1,425	1,362
Duke Energy Corp.	3.950%	10/15/23	825	837

Duke Energy Florida Inc.	3.100%	8/15/21	1,625	1,618
Duke Energy Indiana Inc.	3.750%	7/15/20	1,700	1,792
Duke Energy Ohio Inc.	5.450%	4/1/19	1,230	1,420
Duke Energy Ohio Inc.	3.800%	9/1/23	1,000	1,011
Duke Energy Progress Inc.	5.300%	1/15/19	3,075	3,559
Duke Energy Progress Inc.	3.000%	9/15/21	300	298
Duke Energy Progress Inc.	2.800%	5/15/22	1,000	960
Entergy Arkansas Inc.	3.750%	2/15/21	1,175	1,207
Entergy Arkansas Inc.	3.050%	6/1/23	200	189
Entergy Corp.	5.125%	9/15/20	1,650	1,742
Entergy Gulf States Louisiana LLC	3.950%	10/1/20	785	816
Entergy Louisiana LLC	4.050%	9/1/23	1,200	1,236
Entergy Mississippi Inc.	3.100%	7/1/23	1,425	1,363
Entergy Texas Inc.	7.125%	2/1/19	1,760	2,102
Exelon Generation Co. LLC	5.200%	10/1/19	4,150	4,548
Exelon Generation Co. LLC	4.000%	10/1/20	582	584
FirstEnergy Solutions Corp.	6.050%	8/15/21	2,800	3,005
Florida Power & Light Co.	2.750%	6/1/23	1,475	1,402
Georgia Power Co.	4.250%	12/1/19	1,905	2,108
Georgia Power Co.	2.850%	5/15/22	975	927
Great Plains Energy Inc.	4.850%	6/1/21	1,200	1,267
Indiana Michigan Power Co.	7.000%	3/15/19	180	217
Indiana Michigan Power Co.	3.200%	3/15/23	1,625	1,536
ITC Holdings Corp.	4.050%	7/1/23	1,425	1,411
Kansas City Power & Light Co.	7.150%	4/1/19	1,950	2,406
Kansas City Power & Light Co.	3.150%	3/15/23	1,275	1,199
Kentucky Utilities Co.	3.250%	11/1/20	1,125	1,155
LG&E & KU Energy LLC	3.750%	11/15/20	3,445	3,509
LG&E & KU Energy LLC	4.375%	10/1/21	1,375	1,421
Metropolitan Edison Co.	7.700%	1/15/19	592	726
2 MidAmerican Energy Holdings Co.	3.750%	11/15/23	1,925	1,910
National Rural Utilities Cooperative Finance
Corp.	3.050%	2/15/22	1,108	1,088
National Rural Utilities Cooperative Finance
Corp.	3.400%	11/15/23	875	857
1 National Rural Utilities Cooperative Finance
Corp.	4.750%	4/30/43	1,175	1,097
Nevada Power Co.	7.125%	3/15/19	2,280	2,822
NextEra Energy Capital Holdings Inc.	6.000%	3/1/19	1,550	1,783
NextEra Energy Capital Holdings Inc.	4.500%	6/1/21	1,375	1,440
NextEra Energy Capital Holdings Inc.	3.625%	6/15/23	925	881
Northeast Utilities	2.800%	5/1/23	1,000	929
Northern States Power Co.	2.150%	8/15/22	375	341
Northern States Power Co.	2.600%	5/15/23	1,350	1,255
NSTAR Electric Co.	2.375%	10/15/22	1,200	1,102
NSTAR LLC	4.500%	11/15/19	1,862	2,061
Oglethorpe Power Corp.	6.100%	3/15/19	500	590
Ohio Power Co.	5.375%	10/1/21	2,200	2,474
Oncor Electric Delivery Co. LLC	7.000%	9/1/22	2,500	3,033
Pacific Gas & Electric Co.	3.500%	10/1/20	2,436	2,485
Pacific Gas & Electric Co.	4.250%	5/15/21	1,025	1,081
Pacific Gas & Electric Co.	3.250%	9/15/21	500	493
Pacific Gas & Electric Co.	2.450%	8/15/22	2,800	2,538
Pacific Gas & Electric Co.	3.250%	6/15/23	1,200	1,145
PacifiCorp	3.850%	6/15/21	2,900	3,040
PacifiCorp	2.950%	2/1/22	2,020	1,970
Peco Energy Co.	2.375%	9/15/22	1,129	1,040

Pennsylvania Electric Co.	5.200%	4/1/20	650	697
Portland General Electric Co.	6.100%	4/15/19	1,885	2,253
PPL Electric Utilities Corp.	3.000%	9/15/21	4,150	4,122
PPL Energy Supply LLC	4.600%	12/15/21	1,225	1,192
Progress Energy Inc.	7.050%	3/15/19	2,200	2,674
Progress Energy Inc.	4.400%	1/15/21	2,247	2,400
Progress Energy Inc.	3.150%	4/1/22	175	169
PSEG Power LLC	5.125%	4/15/20	1,125	1,235
PSEG Power LLC	4.150%	9/15/21	1,011	1,031
Public Service Co. of Colorado	5.125%	6/1/19	2,400	2,756
Public Service Co. of Colorado	3.200%	11/15/20	675	694
Public Service Co. of Colorado	2.250%	9/15/22	1,250	1,145
Public Service Co. of Colorado	2.500%	3/15/23	400	369
Public Service Co. of New Hampshire	3.500%	11/1/23	700	693
Public Service Co. of Oklahoma	5.150%	12/1/19	472	528
Public Service Co. of Oklahoma	4.400%	2/1/21	500	533
Public Service Electric & Gas Co.	3.500%	8/15/20	375	390
Public Service Electric & Gas Co.	2.375%	5/15/23	1,875	1,714
San Diego Gas & Electric Co.	3.000%	8/15/21	908	910
San Diego Gas & Electric Co.	3.600%	9/1/23	1,100	1,118
SCANA Corp.	4.750%	5/15/21	2,500	2,588
SCANA Corp.	4.125%	2/1/22	2,150	2,118
Sierra Pacific Power Co.	3.375%	8/15/23	750	735
Southern California Edison Co.	3.875%	6/1/21	2,200	2,333
Southwestern Electric Power Co.	6.450%	1/15/19	1,600	1,870
Southwestern Electric Power Co.	3.550%	2/15/22	1,075	1,053
Tampa Electric Co.	5.400%	5/15/21	1,000	1,133
Tampa Electric Co.	2.600%	9/15/22	475	442
TECO Finance Inc.	5.150%	3/15/20	1,950	2,143
TransAlta Corp.	4.500%	11/15/22	1,669	1,618
Tucson Electric Power Co.	5.150%	11/15/21	600	642
UIL Holdings Corp.	4.625%	10/1/20	1,150	1,186
Union Electric Co.	6.700%	2/1/19	2,400	2,897
Virginia Electric & Power Co.	2.950%	1/15/22	2,000	1,958
Virginia Electric & Power Co.	3.450%	9/1/22	900	904
Virginia Electric & Power Co.	2.750%	3/15/23	1,600	1,510
Westar Energy Inc.	8.625%	12/1/18	1,094	1,410
Wisconsin Electric Power Co.	2.950%	9/15/21	925	916
Wisconsin Power & Light Co.	5.000%	7/15/19	1,175	1,346
Wisconsin Power & Light Co.	2.250%	11/15/22	875	796
Xcel Energy Inc.	4.700%	5/15/20	1,200	1,334

Natural Gas (4.2%)
AGL Capital Corp.	5.250%	8/15/19	750	853
AGL Capital Corp.	3.500%	9/15/21	1,050	1,060
Atmos Energy Corp.	8.500%	3/15/19	825	1,071
Boardwalk Pipelines LP	5.750%	9/15/19	755	844
Boardwalk Pipelines LP	3.375%	2/1/23	1,200	1,098
Buckeye Partners LP	4.875%	2/1/21	2,283	2,356
Buckeye Partners LP	4.150%	7/1/23	1,740	1,693
CenterPoint Energy Resources Corp.	4.500%	1/15/21	2,050	2,207
Copano Energy LLC / Copano Energy
Finance Corp.	7.125%	4/1/21	1,073	1,231
DCP Midstream Operating LP	4.950%	4/1/22	875	890
DCP Midstream Operating LP	3.875%	3/15/23	2,425	2,264
El Paso Natural Gas Co. LLC	8.625%	1/15/22	150	193
El Paso Pipeline Partners Operating Co. LLC	6.500%	4/1/20	2,600	3,022

El Paso Pipeline Partners Operating Co. LLC	5.000%	10/1/21	1,600	1,694
Enbridge Energy Partners LP	9.875%	3/1/19	1,825	2,406
Enbridge Energy Partners LP	5.200%	3/15/20	1,300	1,412
Enbridge Energy Partners LP	4.200%	9/15/21	2,400	2,439
Enbridge Inc.	4.000%	10/1/23	1,550	1,549
Energy Transfer Partners LP	9.700%	3/15/19	1,776	2,327
Energy Transfer Partners LP	9.000%	4/15/19	1,607	2,054
Energy Transfer Partners LP	4.150%	10/1/20	1,125	1,155
Energy Transfer Partners LP	4.650%	6/1/21	3,600	3,727
Energy Transfer Partners LP	5.200%	2/1/22	2,650	2,821
Energy Transfer Partners LP	3.600%	2/1/23	3,600	3,386
Enterprise Products Operating LLC	6.500%	1/31/19	2,275	2,718
Enterprise Products Operating LLC	5.250%	1/31/20	1,350	1,510
Enterprise Products Operating LLC	5.200%	9/1/20	3,575	4,018
Enterprise Products Operating LLC	4.050%	2/15/22	2,375	2,422
Enterprise Products Operating LLC	3.350%	3/15/23	1,900	1,805
Gulf South Pipeline Co. LP	4.000%	6/15/22	750	748
Kinder Morgan Energy Partners LP	2.650%	2/1/19	1,750	1,755
Kinder Morgan Energy Partners LP	9.000%	2/1/19	1,850	2,380
Kinder Morgan Energy Partners LP	6.850%	2/15/20	5,125	6,100
Kinder Morgan Energy Partners LP	5.800%	3/1/21	1,150	1,291
Kinder Morgan Energy Partners LP	4.150%	3/1/22	650	654
Kinder Morgan Energy Partners LP	3.950%	9/1/22	4,330	4,268
Kinder Morgan Energy Partners LP	3.450%	2/15/23	1,000	936
Kinder Morgan Energy Partners LP	3.500%	9/1/23	575	538
Magellan Midstream Partners LP	6.550%	7/15/19	2,996	3,586
National Fuel Gas Co.	4.900%	12/1/21	1,475	1,548
National Fuel Gas Co.	3.750%	3/1/23	2,075	2,005
Nisource Finance Corp.	6.800%	1/15/19	1,600	1,889
Nisource Finance Corp.	5.450%	9/15/20	2,575	2,863
Nisource Finance Corp.	6.125%	3/1/22	1,950	2,187
ONEOK Inc.	4.250%	2/1/22	3,489	3,267
ONEOK Partners LP	8.625%	3/1/19	1,475	1,888
ONEOK Partners LP	3.375%	10/1/22	2,244	2,120
Plains All American Pipeline LP / PAA
Finance Corp.	5.750%	1/15/20	1,700	1,943
Plains All American Pipeline LP / PAA
Finance Corp.	5.000%	2/1/21	2,034	2,233
Plains All American Pipeline LP / PAA
Finance Corp.	3.650%	6/1/22	2,600	2,563
Plains All American Pipeline LP / PAA
Finance Corp.	2.850%	1/31/23	900	823
Plains All American Pipeline LP / PAA
Finance Corp.	3.850%	10/15/23	2,750	2,704
Sempra Energy	9.800%	2/15/19	1,550	2,081
Sempra Energy	2.875%	10/1/22	1,500	1,395
Southern Natural Gas Co. LLC / Southern
Natural Issuing Corp.	4.400%	6/15/21	1,400	1,453
Spectra Energy Capital LLC	8.000%	10/1/19	1,325	1,608
Spectra Energy Capital LLC	3.300%	3/15/23	2,925	2,610
Spectra Energy Partners LP	4.600%	6/15/21	1,000	1,048
Sunoco Logistics Partners Operations LP	5.500%	2/15/20	1,200	1,305
Sunoco Logistics Partners Operations LP	4.650%	2/15/22	1,650	1,684
Sunoco Logistics Partners Operations LP	3.450%	1/15/23	1,574	1,464
TC Pipelines LP	4.650%	6/15/21	1,253	1,274
TransCanada PipeLines Ltd.	7.125%	1/15/19	2,167	2,659
TransCanada PipeLines Ltd.	3.800%	10/1/20	3,967	4,145

TransCanada PipeLines Ltd.	2.500%	8/1/22	4,940	4,550
TransCanada PipeLines Ltd.	3.750%	10/16/23	1,750	1,726
Western Gas Partners LP	5.375%	6/1/21	1,682	1,805
Western Gas Partners LP	4.000%	7/1/22	1,800	1,758
Williams Cos. Inc.	7.875%	9/1/21	1,063	1,265
Williams Cos. Inc.	3.700%	1/15/23	2,603	2,357
Williams Partners LP	5.250%	3/15/20	5,695	6,243
Williams Partners LP	4.125%	11/15/20	1,807	1,862
Williams Partners LP	4.000%	11/15/21	1,886	1,880
Williams Partners LP	3.350%	8/15/22	1,975	1,850

Other Utility (0.0%)
United Utilities plc	5.375%	2/1/19	1,500	1,619

				349,990
Total Corporate Bonds (Cost $3,602,849)				3,556,107
Taxable Municipal Bonds (0.1%)
California Educational Facilities Authority
Revenue (Stanford University)	4.750%	5/1/19	1,150	1,315
Cornell University New York GO	5.450%	2/1/19	750	876
Dartmouth College New Hampshire GO	4.750%	6/1/19	200	227
George Washington University District of
Columbia GO	3.485%	9/15/22	950	931
Total Taxable Municipal Bonds (Cost $3,382)				3,349
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
3 Vanguard Market Liquidity Fund (Cost
$20,260)	0.127%		20,259,537	20,260

Total Investments (99.6%) (Cost $3,689,359)				3,642,524
Other Assets and Liabilities-Net (0.4%)				14,689
Net Assets (100%)				3,657,213

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim rincipal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in ransactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the ggregate value of these securities was $23,889,000, representing 0.7% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Intermediate-Term Corporate Bond Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	62,808	—
Corporate Bonds	—	3,556,107	—
Taxable Municipal Bonds	—	3,349	—
Temporary Cash Investment	20,260	—	—
Total	20,260	3,622,264	—
1 Represents variation margin on the last day of the reporting period.

C. At November 30, 2013, the cost of investment securities for tax purposes was $3,690,299,000. Net unrealized depreciation of investment securities for tax purposes was $47,775,000, consisting of unrealized gains of $39,171,000 on securities that had risen in value since their purchase and $86,946,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Corporate Bond Index Fund

Schedule of Investments
As of November 30, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
U.S. Government Securities (0.4%)
United States Treasury Note/Bond	3.625%	8/15/43	3,550	3,433
Corporate Bonds (98.4%)
Finance (19.0%)
Banking (9.3%)
American Express Co.	4.050%	12/3/42	622	547
Bank of America Corp.	5.875%	2/7/42	965	1,081
Bank of America NA	6.000%	10/15/36	1,100	1,259
Bank of New York Mellon Corp.	3.950%	11/18/25	350	351
Bank One Corp.	7.625%	10/15/26	1,580	1,993
Citigroup Inc.	5.500%	9/13/25	575	607
Citigroup Inc.	6.625%	1/15/28	25	30
Citigroup Inc.	6.625%	6/15/32	1,010	1,118
Citigroup Inc.	5.875%	2/22/33	1,155	1,188
Citigroup Inc.	6.000%	10/31/33	595	613
Citigroup Inc.	5.850%	12/11/34	516	572
Citigroup Inc.	6.125%	8/25/36	1,710	1,798
Citigroup Inc.	5.875%	5/29/37	524	578
Citigroup Inc.	6.875%	3/5/38	1,189	1,491
Citigroup Inc.	8.125%	7/15/39	1,750	2,449
Citigroup Inc.	5.875%	1/30/42	855	957
Citigroup Inc.	6.675%	9/13/43	750	835
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	4.625%	12/1/23	1,200	1,197
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.250%	5/24/41	1,000	1,050
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA	5.750%	12/1/43	1,225	1,249
Credit Suisse USA Inc.	7.125%	7/15/32	600	784
Fifth Third Bancorp	8.250%	3/1/38	607	815
Goldman Sachs Capital I	6.345%	2/15/34	2,180	2,230
Goldman Sachs Group Inc.	5.950%	1/15/27	985	1,055
Goldman Sachs Group Inc.	6.125%	2/15/33	1,065	1,186
Goldman Sachs Group Inc.	6.450%	5/1/36	1,235	1,318
Goldman Sachs Group Inc.	6.750%	10/1/37	4,230	4,701
Goldman Sachs Group Inc.	6.250%	2/1/41	2,155	2,477
HSBC Bank plc	7.650%	5/1/25	625	762
HSBC Bank USA NA	5.875%	11/1/34	1,125	1,237
HSBC Bank USA NA	5.625%	8/15/35	600	648
HSBC Bank USA NA	7.000%	1/15/39	725	913
HSBC Holdings plc	7.625%	5/17/32	845	1,073
HSBC Holdings plc	6.500%	5/2/36	1,200	1,424
HSBC Holdings plc	6.500%	9/15/37	660	787
HSBC Holdings plc	6.800%	6/1/38	1,505	1,849
HSBC Holdings plc	6.100%	1/14/42	710	856
JPMorgan Chase & Co.	6.400%	5/15/38	1,820	2,173
JPMorgan Chase & Co.	5.500%	10/15/40	1,185	1,273
JPMorgan Chase & Co.	5.600%	7/15/41	1,105	1,210
JPMorgan Chase & Co.	5.400%	1/6/42	1,245	1,322
JPMorgan Chase & Co.	5.625%	8/16/43	1,000	1,019

KeyBank NA	6.950%	2/1/28	450	544
Merrill Lynch & Co. Inc.	6.750%	6/1/28	640	745
Merrill Lynch & Co. Inc.	6.110%	1/29/37	1,925	2,050
Merrill Lynch & Co. Inc.	7.750%	5/14/38	1,378	1,755
Morgan Stanley	5.000%	11/24/25	1,575	1,573
Morgan Stanley	7.250%	4/1/32	1,130	1,414
Morgan Stanley	6.375%	7/24/42	1,561	1,826
Northern Trust Corp.	3.950%	10/30/25	625	616
PNC Bank NA	4.200%	11/1/25	375	373
UBS AG	7.750%	9/1/26	625	776
Wachovia Bank NA	5.850%	2/1/37	1,250	1,416
Wachovia Bank NA	6.600%	1/15/38	1,800	2,234
Wachovia Corp.	6.605%	10/1/25	565	646
Wachovia Corp.	7.500%	4/15/35	45	56
Wachovia Corp.	5.500%	8/1/35	875	894
Wachovia Corp.	6.550%	10/15/35	25	28
Wells Fargo & Co.	5.375%	2/7/35	785	843
Wells Fargo & Co.	5.375%	11/2/43	1,625	1,608
Wells Fargo Bank NA	5.950%	8/26/36	725	832
1 Wells Fargo Capital X	5.950%	12/1/86	850	830

Brokerage (0.2%)
Invesco Finance plc	4.000%	1/30/24	475	477
Invesco Finance plc	5.375%	11/30/43	400	410
Jefferies Group LLC	6.450%	6/8/27	400	415
Jefferies Group LLC	6.250%	1/15/36	335	322
Jefferies Group LLC	6.500%	1/20/43	200	195
Leucadia National Corp.	6.625%	10/23/43	200	196

Finance Companies (2.2%)
General Electric Capital Corp.	5.550%	1/5/26	275	306
General Electric Capital Corp.	6.750%	3/15/32	4,855	5,994
General Electric Capital Corp.	6.150%	8/7/37	2,085	2,423
General Electric Capital Corp.	5.875%	1/14/38	4,740	5,356
General Electric Capital Corp.	6.875%	1/10/39	2,435	3,086

Insurance (6.6%)
ACE Capital Trust II	9.700%	4/1/30	240	343
ACE INA Holdings Inc.	4.150%	3/13/43	425	392
Aetna Inc.	6.625%	6/15/36	630	755
Aetna Inc.	6.750%	12/15/37	565	694
Aetna Inc.	4.500%	5/15/42	455	421
Aetna Inc.	4.125%	11/15/42	200	174
Aflac Inc.	6.900%	12/17/39	145	179
Aflac Inc.	6.450%	8/15/40	650	775
AIG Life Holdings Inc.	8.500%	7/1/30	235	295
Allstate Corp.	5.350%	6/1/33	190	205
Allstate Corp.	5.550%	5/9/35	315	350
Allstate Corp.	5.950%	4/1/36	295	341
Allstate Corp.	4.500%	6/15/43	380	366
1 Allstate Corp.	6.500%	5/15/67	525	549
American International Group Inc.	4.125%	2/15/24	175	177
American International Group Inc.	6.250%	5/1/36	885	1,028
1 American International Group Inc.	8.175%	5/15/68	2,490	2,981
1 American International Group Inc.	6.250%	3/15/87	1,135	1,135
Aon Corp.	8.205%	1/1/27	550	673
Aon Corp.	6.250%	9/30/40	385	441

Aon plc	4.450%	5/24/43	250	225
Arch Capital Group Ltd.	7.350%	5/1/34	250	310
Assurant Inc.	6.750%	2/15/34	500	537
AXA SA	8.600%	12/15/30	1,070	1,309
Berkshire Hathaway Finance Corp.	5.750%	1/15/40	555	613
Berkshire Hathaway Finance Corp.	4.400%	5/15/42	570	525
Berkshire Hathaway Finance Corp.	4.300%	5/15/43	325	295
Berkshire Hathaway Inc.	4.500%	2/11/43	630	590
Chubb Corp.	6.000%	5/11/37	950	1,123
Chubb Corp.	6.500%	5/15/38	275	345
Cigna Corp.	7.875%	5/15/27	515	657
Cigna Corp.	5.875%	3/15/41	495	553
Cigna Corp.	5.375%	2/15/42	475	498
Cincinnati Financial Corp.	6.920%	5/15/28	300	355
Cincinnati Financial Corp.	6.125%	11/1/34	394	418
Endurance Specialty Holdings Ltd.	7.000%	7/15/34	420	458
Genworth Holdings Inc.	6.500%	6/15/34	235	253
Hartford Financial Services Group Inc.	5.950%	10/15/36	230	258
Hartford Financial Services Group Inc.	6.625%	3/30/40	291	359
Hartford Financial Services Group Inc.	6.100%	10/1/41	360	418
Humana Inc.	8.150%	6/15/38	145	192
Humana Inc.	4.625%	12/1/42	405	364
2 ING US Inc.	5.700%	7/15/43	350	361
Lincoln National Corp.	6.150%	4/7/36	600	679
Lincoln National Corp.	7.000%	6/15/40	385	488
Loews Corp.	6.000%	2/1/35	440	494
Loews Corp.	4.125%	5/15/43	100	86
Markel Corp.	5.000%	3/30/43	325	305
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	515	553
MetLife Inc.	6.500%	12/15/32	200	240
MetLife Inc.	6.375%	6/15/34	640	767
MetLife Inc.	5.700%	6/15/35	680	750
MetLife Inc.	5.875%	2/6/41	695	789
MetLife Inc.	4.125%	8/13/42	725	640
MetLife Inc.	4.875%	11/13/43	575	567
1 MetLife Inc.	6.400%	12/15/66	880	905
1 MetLife Inc.	10.750%	8/1/69	460	684
Munich Re America Corp.	7.450%	12/15/26	350	443
1 Nationwide Financial Services Inc.	6.750%	5/15/67	365	360
Principal Financial Group Inc.	6.050%	10/15/36	490	559
Principal Financial Group Inc.	4.625%	9/15/42	275	263
Principal Financial Group Inc.	4.350%	5/15/43	350	319
Progressive Corp.	6.625%	3/1/29	175	209
Progressive Corp.	6.250%	12/1/32	285	337
Protective Life Corp.	8.450%	10/15/39	390	499
Prudential Financial Inc.	5.750%	7/15/33	550	596
Prudential Financial Inc.	5.400%	6/13/35	545	571
Prudential Financial Inc.	5.900%	3/17/36	540	594
Prudential Financial Inc.	5.700%	12/14/36	275	301
Prudential Financial Inc.	6.625%	12/1/37	885	1,074
Prudential Financial Inc.	5.100%	8/15/43	275	278
1 Prudential Financial Inc.	5.200%	3/15/44	900	864
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	370	450
Transatlantic Holdings Inc.	8.000%	11/30/39	280	347
Travelers Cos. Inc.	6.750%	6/20/36	555	703
Travelers Cos. Inc.	6.250%	6/15/37	625	756
Travelers Cos. Inc.	5.350%	11/1/40	646	705

Travelers Cos. Inc.	4.600%	8/1/43	150	149
Trinity Acquisition plc	6.125%	8/15/43	275	277
UnitedHealth Group Inc.	5.800%	3/15/36	685	758
UnitedHealth Group Inc.	6.500%	6/15/37	625	748
UnitedHealth Group Inc.	6.625%	11/15/37	440	537
UnitedHealth Group Inc.	6.875%	2/15/38	685	859
UnitedHealth Group Inc.	5.700%	10/15/40	10	11
UnitedHealth Group Inc.	5.950%	2/15/41	485	550
UnitedHealth Group Inc.	4.625%	11/15/41	663	630
UnitedHealth Group Inc.	4.375%	3/15/42	275	252
UnitedHealth Group Inc.	3.950%	10/15/42	775	659
UnitedHealth Group Inc.	4.250%	3/15/43	350	314
Unum Group	5.750%	8/15/42	300	311
Validus Holdings Ltd.	8.875%	1/26/40	285	363
WellPoint Inc.	5.950%	12/15/34	531	578
WellPoint Inc.	5.850%	1/15/36	645	693
WellPoint Inc.	6.375%	6/15/37	320	366
WellPoint Inc.	4.625%	5/15/42	1,460	1,335
WellPoint Inc.	4.650%	1/15/43	325	298
XL Group plc	6.375%	11/15/24	405	463
XL Group plc	6.250%	5/15/27	280	319
XLIT Ltd.	5.250%	12/15/43	50	51

Other Finance (0.1%)
CME Group Inc.	5.300%	9/15/43	625	657

Real Estate Investment Trusts (0.6%)
Boston Properties LP	3.800%	2/1/24	550	537
Camden Property Trust	4.250%	1/15/24	200	203
CBL & Associates LP	5.250%	12/1/23	350	352
HCP Inc.	6.750%	2/1/41	235	279
Health Care REIT Inc.	4.500%	1/15/24	250	250
Health Care REIT Inc.	6.500%	3/15/41	400	443
Health Care REIT Inc.	5.125%	3/15/43	225	207
Liberty Property LP	4.400%	2/15/24	325	325
Omega Healthcare Investors Inc.	5.875%	3/15/24	375	381
Realty Income Corp.	5.875%	3/15/35	225	233
Simon Property Group LP	6.750%	2/1/40	220	275
Simon Property Group LP	4.750%	3/15/42	465	457
Tanger Properties LP	3.875%	12/1/23	200	195
Ventas Realty LP	5.700%	9/30/43	250	259
Weingarten Realty Investors	4.450%	1/15/24	200	200
				149,553
Industrial (62.1%)
Basic Industry (6.0%)
Agrium Inc.	7.125%	5/23/36	430	506
Agrium Inc.	6.125%	1/15/41	175	187
Agrium Inc.	4.900%	6/1/43	300	276
Alcoa Inc.	5.900%	2/1/27	480	477
Alcoa Inc.	6.750%	1/15/28	600	628
Alcoa Inc.	5.950%	2/1/37	179	168
Barrick Gold Corp.	5.250%	4/1/42	615	506
Barrick North America Finance LLC	7.500%	9/15/38	265	266
Barrick North America Finance LLC	5.700%	5/30/41	525	453
Barrick North America Finance LLC	5.750%	5/1/43	700	616
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	720	641
BHP Billiton Finance USA Ltd.	6.420%	3/1/26	300	359

BHP Billiton Finance USA Ltd.	4.125%	2/24/42	755	678
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	1,850	1,865
CF Industries Inc.	4.950%	6/1/43	825	769
Cliffs Natural Resources Inc.	6.250%	10/1/40	721	633
Domtar Corp.	6.250%	9/1/42	225	218
Domtar Corp.	6.750%	2/15/44	175	177
Dow Chemical Co.	7.375%	11/1/29	885	1,127
Dow Chemical Co.	9.400%	5/15/39	570	860
Dow Chemical Co.	5.250%	11/15/41	530	531
Dow Chemical Co.	4.375%	11/15/42	450	398
Eastman Chemical Co.	4.800%	9/1/42	430	406
Ecolab Inc.	5.500%	12/8/41	625	665
EI du Pont de Nemours & Co.	6.500%	1/15/28	450	551
EI du Pont de Nemours & Co.	4.900%	1/15/41	445	443
EI du Pont de Nemours & Co.	4.150%	2/15/43	175	156
Freeport-McMoRan Copper & Gold Inc.	5.450%	3/15/43	1,455	1,363
Georgia-Pacific LLC	8.000%	1/15/24	80	104
Georgia-Pacific LLC	7.375%	12/1/25	252	317
Georgia-Pacific LLC	7.250%	6/1/28	305	378
Georgia-Pacific LLC	7.750%	11/15/29	360	460
Georgia-Pacific LLC	8.875%	5/15/31	365	509
Glencore Canada Corp.	6.200%	6/15/35	175	171
International Paper Co.	8.700%	6/15/38	275	381
International Paper Co.	7.300%	11/15/39	385	472
International Paper Co.	6.000%	11/15/41	690	747
Kinross Gold Corp.	6.875%	9/1/41	260	236
Lubrizol Corp.	6.500%	10/1/34	240	291
LYB International Finance BV	5.250%	7/15/43	375	377
LyondellBasell Industries NV	5.750%	4/15/24	1,025	1,158
Monsanto Co.	5.500%	8/15/25	435	500
Monsanto Co.	5.875%	4/15/38	230	267
Monsanto Co.	3.600%	7/15/42	345	284
Mosaic Co.	5.450%	11/15/33	400	409
Mosaic Co.	4.875%	11/15/41	145	132
Mosaic Co.	5.625%	11/15/43	700	709
Newmont Mining Corp.	5.875%	4/1/35	230	200
Newmont Mining Corp.	6.250%	10/1/39	965	861
Newmont Mining Corp.	4.875%	3/15/42	835	620
Nucor Corp.	6.400%	12/1/37	430	478
Nucor Corp.	5.200%	8/1/43	375	364
Placer Dome Inc.	6.450%	10/15/35	50	46
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	420	463
Potash Corp. of Saskatchewan Inc.	5.625%	12/1/40	585	620
PPG Industries Inc.	7.700%	3/15/38	270	351
PPG Industries Inc.	5.500%	11/15/40	160	167
Praxair Inc.	3.550%	11/7/42	400	327
Reliance Steel & Aluminum Co.	6.850%	11/15/36	35	35
Rio Tinto Alcan Inc.	7.250%	3/15/31	480	592
Rio Tinto Alcan Inc.	6.125%	12/15/33	719	815
Rio Tinto Alcan Inc.	5.750%	6/1/35	535	569
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	665	834
Rio Tinto Finance USA Ltd.	5.200%	11/2/40	820	824
Rio Tinto Finance USA plc	4.750%	3/22/42	290	273
Rio Tinto Finance USA plc	4.125%	8/21/42	500	429
Rohm & Haas Co.	7.850%	7/15/29	900	1,198
Southern Copper Corp.	7.500%	7/27/35	655	681
Southern Copper Corp.	6.750%	4/16/40	990	947

Southern Copper Corp.	5.250%	11/8/42	945	762
Syngenta Finance NV	4.375%	3/28/42	225	213
Teck Resources Ltd.	6.125%	10/1/35	655	636
Teck Resources Ltd.	6.000%	8/15/40	570	543
Teck Resources Ltd.	6.250%	7/15/41	385	377
Teck Resources Ltd.	5.200%	3/1/42	445	386
Teck Resources Ltd.	5.400%	2/1/43	375	340
Vale Canada Ltd.	7.200%	9/15/32	660	690
Vale Overseas Ltd.	8.250%	1/17/34	295	341
Vale Overseas Ltd.	6.875%	11/21/36	1,680	1,713
Vale Overseas Ltd.	6.875%	11/10/39	1,730	1,766
Vale SA	5.625%	9/11/42	1,525	1,347
Westvaco Corp.	7.950%	2/15/31	500	585
Weyerhaeuser Co.	8.500%	1/15/25	300	384
Weyerhaeuser Co.	6.950%	10/1/27	200	236
Weyerhaeuser Co.	7.375%	3/15/32	955	1,173
Weyerhaeuser Co.	6.875%	12/15/33	275	325

Capital Goods (4.4%)
3M Co.	6.375%	2/15/28	550	687
3M Co.	5.700%	3/15/37	335	390
ABB Finance USA Inc.	4.375%	5/8/42	775	722
Boeing Co.	7.950%	8/15/24	290	395
Boeing Co.	6.125%	2/15/33	380	452
Boeing Co.	6.875%	3/15/39	270	360
Boeing Co.	5.875%	2/15/40	675	810
Caterpillar Inc.	5.300%	9/15/35	350	376
Caterpillar Inc.	6.050%	8/15/36	790	914
Caterpillar Inc.	3.803%	8/15/42	1,205	1,015
Deere & Co.	5.375%	10/16/29	1,020	1,162
Deere & Co.	3.900%	6/9/42	735	649
Dover Corp.	5.375%	3/1/41	680	739
Eaton Corp.	4.000%	11/2/32	625	579
Eaton Corp.	4.150%	11/2/42	975	867
Emerson Electric Co.	6.000%	8/15/32	160	186
Emerson Electric Co.	6.125%	4/15/39	140	166
Emerson Electric Co.	5.250%	11/15/39	220	233
General Dynamics Corp.	3.600%	11/15/42	400	333
General Electric Co.	4.125%	10/9/42	1,550	1,420
Honeywell International Inc.	3.350%	12/1/23	375	373
Honeywell International Inc.	5.700%	3/15/37	615	702
Honeywell International Inc.	5.375%	3/1/41	740	823
Illinois Tool Works Inc.	4.875%	9/15/41	484	486
Illinois Tool Works Inc.	3.900%	9/1/42	600	519
2 Ingersoll-Rand Global Holding Co. Ltd.	5.750%	6/15/43	475	486
Legrand France SA	8.500%	2/15/25	385	494
Lockheed Martin Corp.	6.150%	9/1/36	760	872
Lockheed Martin Corp.	5.500%	11/15/39	525	556
Lockheed Martin Corp.	5.720%	6/1/40	635	690
Lockheed Martin Corp.	4.850%	9/15/41	705	695
Northrop Grumman Corp.	5.050%	11/15/40	300	295
Northrop Grumman Corp.	4.750%	6/1/43	650	617
Northrop Grumman Systems Corp.	7.750%	2/15/31	525	678
Owens Corning	7.000%	12/1/36	465	511
Parker Hannifin Corp.	6.250%	5/15/38	390	467
Precision Castparts Corp.	3.900%	1/15/43	475	419
Raytheon Co.	7.200%	8/15/27	105	131

Raytheon Co.	4.875%	10/15/40	215	216
Raytheon Co.	4.700%	12/15/41	410	401
Republic Services Inc.	5.700%	5/15/41	1,000	1,083
Rockwell Automation Inc.	6.700%	1/15/28	135	168
Rockwell Automation Inc.	6.250%	12/1/37	330	387
Sonoco Products Co.	5.750%	11/1/40	595	624
Stanley Black & Decker Inc.	5.200%	9/1/40	315	318
United Technologies Corp.	6.700%	8/1/28	400	503
United Technologies Corp.	7.500%	9/15/29	855	1,138
United Technologies Corp.	6.125%	7/15/38	1,040	1,244
United Technologies Corp.	5.700%	4/15/40	945	1,078
United Technologies Corp.	4.500%	6/1/42	2,950	2,855
Waste Management Inc.	7.100%	8/1/26	415	512
Waste Management Inc.	7.000%	7/15/28	480	586
Waste Management Inc.	7.750%	5/15/32	350	458
Waste Management Inc.	6.125%	11/30/39	405	464

Communication (14.9%)
21st Century Fox America Inc.	6.550%	3/15/33	335	380
21st Century Fox America Inc.	6.200%	12/15/34	1,015	1,118
21st Century Fox America Inc.	6.400%	12/15/35	1,205	1,351
21st Century Fox America Inc.	6.150%	3/1/37	1,175	1,285
21st Century Fox America Inc.	6.650%	11/15/37	1,200	1,390
21st Century Fox America Inc.	6.900%	8/15/39	1,010	1,191
21st Century Fox America Inc.	6.150%	2/15/41	675	744
2 21st Century Fox America Inc.	5.400%	10/1/43	325	329
21st Century Fox America Inc.	7.750%	12/1/45	360	456
Alltel Corp.	6.800%	5/1/29	420	486
Alltel Corp.	7.875%	7/1/32	725	943
America Movil SAB de CV	6.375%	3/1/35	955	1,035
America Movil SAB de CV	6.125%	11/15/37	400	423
America Movil SAB de CV	6.125%	3/30/40	1,225	1,282
America Movil SAB de CV	4.375%	7/16/42	475	398
Ameritech Capital Funding Corp.	6.550%	1/15/28	385	412
AT&T Corp.	8.000%	11/15/31	755	1,012
AT&T Inc.	6.150%	9/15/34	867	937
AT&T Inc.	6.500%	9/1/37	1,662	1,837
AT&T Inc.	6.300%	1/15/38	1,985	2,147
AT&T Inc.	6.400%	5/15/38	660	713
AT&T Inc.	6.550%	2/15/39	1,605	1,785
AT&T Inc.	5.350%	9/1/40	2,365	2,278
AT&T Inc.	5.550%	8/15/41	1,606	1,598
AT&T Inc.	4.300%	12/15/42	1,713	1,424
AT&T Inc.	4.350%	6/15/45	2,339	1,937
AT&T Mobility LLC	7.125%	12/15/31	60	73
Bellsouth Capital Funding Corp.	7.875%	2/15/30	323	383
Bellsouth Capital Funding Corp.	7.120%	7/15/97	200	206
BellSouth Corp.	6.875%	10/15/31	498	554
BellSouth Corp.	6.550%	6/15/34	245	265
BellSouth Telecommunications LLC	7.000%	10/1/25	295	343
BellSouth Telecommunications LLC	6.375%	6/1/28	165	180
BellSouth Telecommunications LLC	0.000%	12/15/95	470	433
British Telecommunications plc	9.625%	12/15/30	1,972	2,925
CBS Corp.	7.875%	7/30/30	861	1,061
CBS Corp.	5.500%	5/15/33	335	335
CBS Corp.	5.900%	10/15/40	350	362
CBS Corp.	4.850%	7/1/42	295	267

Comcast Corp.	4.250%	1/15/33	1,180	1,089
Comcast Corp.	7.050%	3/15/33	1,035	1,261
Comcast Corp.	5.650%	6/15/35	1,035	1,114
Comcast Corp.	6.500%	11/15/35	760	871
Comcast Corp.	6.450%	3/15/37	1,285	1,486
Comcast Corp.	6.950%	8/15/37	750	913
Comcast Corp.	6.400%	5/15/38	1,030	1,182
Comcast Corp.	6.550%	7/1/39	570	668
Comcast Corp.	6.400%	3/1/40	1,000	1,159
Comcast Corp.	4.650%	7/15/42	1,050	962
Comcast Corp.	4.500%	1/15/43	400	363
Deutsche Telekom International Finance BV	8.750%	6/15/30	2,630	3,721
Deutsche Telekom International Finance BV	9.250%	6/1/32	515	769
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.000%	8/15/40	1,160	1,125
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	6.375%	3/1/41	1,070	1,085
DIRECTV Holdings LLC / DIRECTV Financing
Co. Inc.	5.150%	3/15/42	560	494
Discovery Communications LLC	6.350%	6/1/40	860	955
Discovery Communications LLC	4.875%	4/1/43	950	887
Embarq Corp.	7.995%	6/1/36	1,555	1,583
Grupo Televisa SAB	6.625%	3/18/25	510	585
Grupo Televisa SAB	8.500%	3/11/32	540	681
GTE Corp.	6.940%	4/15/28	1,080	1,240
Koninklijke KPN NV	8.375%	10/1/30	750	945
McGraw Hill Financial Inc.	6.550%	11/15/37	400	381
Moody's Corp.	4.875%	2/15/24	450	452
NBCUniversal Media LLC	6.400%	4/30/40	990	1,138
NBCUniversal Media LLC	5.950%	4/1/41	945	1,031
NBCUniversal Media LLC	4.450%	1/15/43	300	268
New Cingular Wireless Services Inc.	8.750%	3/1/31	795	1,126
Orange SA	8.750%	3/1/31	1,655	2,287
Orange SA	5.375%	1/13/42	535	540
Pacific Bell Telephone Co.	7.125%	3/15/26	330	394
Qwest Corp.	7.200%	11/10/26	30	30
Qwest Corp.	6.875%	9/15/33	1,135	1,078
Qwest Corp.	7.125%	11/15/43	85	82
Rogers Communications Inc.	7.500%	8/15/38	225	285
Rogers Communications Inc.	4.500%	3/15/43	525	456
Rogers Communications Inc.	5.450%	10/1/43	350	350
TCI Communications Inc.	7.875%	2/15/26	390	513
TCI Communications Inc.	7.125%	2/15/28	220	277
Telefonica Emisiones SAU	7.045%	6/20/36	1,190	1,294
Telefonica Europe BV	8.250%	9/15/30	1,285	1,525
Thomson Reuters Corp.	5.500%	8/15/35	175	172
Thomson Reuters Corp.	5.850%	4/15/40	590	597
Thomson Reuters Corp.	4.500%	5/23/43	300	253
Thomson Reuters Corp.	5.650%	11/23/43	200	200
Time Warner Cable Inc.	6.550%	5/1/37	1,225	1,140
Time Warner Cable Inc.	7.300%	7/1/38	1,300	1,282
Time Warner Cable Inc.	6.750%	6/15/39	770	712
Time Warner Cable Inc.	5.875%	11/15/40	985	839
Time Warner Cable Inc.	5.500%	9/1/41	915	737
Time Warner Cable Inc.	4.500%	9/15/42	1,275	936
Time Warner Entertainment Co. LP	8.375%	7/15/33	850	924
United States Cellular Corp.	6.700%	12/15/33	585	560

Verizon Communications Inc.	7.750%	12/1/30	1,200	1,502
Verizon Communications Inc.	7.750%	6/15/32	380	474
Verizon Communications Inc.	6.400%	9/15/33	5,000	5,560
Verizon Communications Inc.	5.850%	9/15/35	825	866
Verizon Communications Inc.	6.250%	4/1/37	1,020	1,103
Verizon Communications Inc.	6.400%	2/15/38	1,475	1,637
Verizon Communications Inc.	6.900%	4/15/38	690	800
Verizon Communications Inc.	6.000%	4/1/41	1,040	1,100
Verizon Communications Inc.	4.750%	11/1/41	805	730
Verizon Communications Inc.	3.850%	11/1/42	175	140
Verizon Communications Inc.	6.550%	9/15/43	12,720	14,476
Verizon Florida LLC	6.860%	2/1/28	250	269
Verizon Maryland LLC	5.125%	6/15/33	595	577
Verizon New England Inc.	7.875%	11/15/29	50	59
Verizon New York Inc.	7.375%	4/1/32	562	637
Vodafone Group plc	7.875%	2/15/30	1,085	1,381
Vodafone Group plc	6.250%	11/30/32	365	399
Vodafone Group plc	6.150%	2/27/37	1,835	1,986
Vodafone Group plc	4.375%	2/19/43	375	320
WPP Finance 2010	5.125%	9/7/42	275	255

Consumer Cyclical (8.3%)
Advance Auto Parts Inc.	4.500%	12/1/23	325	325
Cummins Inc.	7.125%	3/1/28	425	544
Cummins Inc.	4.875%	10/1/43	175	177
CVS Caremark Corp.	6.250%	6/1/27	995	1,173
CVS Caremark Corp.	6.125%	9/15/39	630	716
CVS Caremark Corp.	5.750%	5/15/41	1,014	1,107
Daimler Finance North America LLC	8.500%	1/18/31	1,010	1,466
eBay Inc.	4.000%	7/15/42	650	546
Ford Motor Co.	6.625%	10/1/28	675	768
Ford Motor Co.	6.375%	2/1/29	350	383
Ford Motor Co.	7.450%	7/16/31	1,585	1,929
Ford Motor Co.	4.750%	1/15/43	1,375	1,230
Ford Motor Co.	7.400%	11/1/46	645	782
Historic TW Inc.	6.625%	5/15/29	1,540	1,775
Home Depot Inc.	3.750%	2/15/24	1,050	1,057
Home Depot Inc.	5.875%	12/16/36	2,715	3,113
Home Depot Inc.	5.400%	9/15/40	455	490
Home Depot Inc.	5.950%	4/1/41	1,065	1,226
Home Depot Inc.	4.200%	4/1/43	675	616
Johnson Controls Inc.	6.000%	1/15/36	340	370
Johnson Controls Inc.	5.700%	3/1/41	320	338
Johnson Controls Inc.	5.250%	12/1/41	280	278
Kohl's Corp.	6.000%	1/15/33	345	347
Kohl's Corp.	6.875%	12/15/37	215	239
Lowe's Cos. Inc.	6.875%	2/15/28	60	75
Lowe's Cos. Inc.	6.500%	3/15/29	530	626
Lowe's Cos. Inc.	5.500%	10/15/35	570	606
Lowe's Cos. Inc.	6.650%	9/15/37	405	493
Lowe's Cos. Inc.	5.800%	4/15/40	395	441
Lowe's Cos. Inc.	5.125%	11/15/41	455	469
Lowe's Cos. Inc.	4.650%	4/15/42	410	394
Lowe's Cos. Inc.	5.000%	9/15/43	650	660
Macy's Retail Holdings Inc.	6.900%	4/1/29	735	838
Macy's Retail Holdings Inc.	6.900%	1/15/32	225	257
Macy's Retail Holdings Inc.	6.700%	7/15/34	40	45

Macy's Retail Holdings Inc.	6.375%	3/15/37	660	730
Macy's Retail Holdings Inc.	5.125%	1/15/42	205	195
Macy's Retail Holdings Inc.	4.300%	2/15/43	825	686
McDonald's Corp.	6.300%	10/15/37	885	1,082
McDonald's Corp.	6.300%	3/1/38	725	891
McDonald's Corp.	3.700%	2/15/42	595	509
McDonald's Corp.	3.625%	5/1/43	825	698
MDC Holdings Inc.	6.000%	1/15/43	500	438
NIKE Inc.	3.625%	5/1/43	125	107
Nordstrom Inc.	6.950%	3/15/28	30	37
Nordstrom Inc.	7.000%	1/15/38	610	768
QVC Inc.	5.950%	3/15/43	350	309
Target Corp.	6.350%	11/1/32	585	697
Target Corp.	6.500%	10/15/37	835	1,010
Target Corp.	7.000%	1/15/38	1,180	1,509
Target Corp.	4.000%	7/1/42	810	707
Time Warner Cos. Inc.	7.570%	2/1/24	470	582
Time Warner Cos. Inc.	6.950%	1/15/28	85	103
Time Warner Inc.	7.625%	4/15/31	1,060	1,320
Time Warner Inc.	7.700%	5/1/32	1,055	1,338
Time Warner Inc.	6.500%	11/15/36	840	934
Time Warner Inc.	6.200%	3/15/40	410	444
Time Warner Inc.	6.100%	7/15/40	985	1,056
Time Warner Inc.	6.250%	3/29/41	685	752
Time Warner Inc.	5.375%	10/15/41	400	399
Time Warner Inc.	4.900%	6/15/42	855	803
VF Corp.	6.450%	11/1/37	635	742
Viacom Inc.	6.875%	4/30/36	760	876
Viacom Inc.	4.375%	3/15/43	1,120	931
Viacom Inc.	5.850%	9/1/43	1,525	1,587
Wal-Mart Stores Inc.	5.875%	4/5/27	1,180	1,421
Wal-Mart Stores Inc.	7.550%	2/15/30	1,000	1,340
Wal-Mart Stores Inc.	5.250%	9/1/35	2,090	2,253
Wal-Mart Stores Inc.	6.500%	8/15/37	2,325	2,890
Wal-Mart Stores Inc.	6.200%	4/15/38	1,960	2,356
Wal-Mart Stores Inc.	5.625%	4/1/40	1,872	2,121
Wal-Mart Stores Inc.	5.625%	4/15/41	1,365	1,548
Wal-Mart Stores Inc.	4.000%	4/11/43	400	354
Wal-Mart Stores Inc.	4.750%	10/2/43	100	101
Walgreen Co.	4.400%	9/15/42	375	334
Walt Disney Co.	7.000%	3/1/32	635	820
Walt Disney Co.	4.125%	12/1/41	385	348
Walt Disney Co.	3.700%	12/1/42	350	298
Western Union Co.	6.200%	11/17/36	500	471
Western Union Co.	6.200%	6/21/40	170	159
Yum! Brands Inc.	6.875%	11/15/37	135	155

Consumer Noncyclical (13.5%)
Abbott Laboratories	6.150%	11/30/37	350	422
Abbott Laboratories	6.000%	4/1/39	245	287
Abbott Laboratories	5.300%	5/27/40	540	596
AbbVie Inc.	4.400%	11/6/42	2,275	2,088
Actavis Inc.	4.625%	10/1/42	740	670
Ahold Finance USA LLC	6.875%	5/1/29	515	606
Altria Group Inc.	4.000%	1/31/24	1,375	1,351
Altria Group Inc.	9.950%	11/10/38	768	1,183
Altria Group Inc.	10.200%	2/6/39	816	1,284

Altria Group Inc.	4.250%	8/9/42	525	446
Altria Group Inc.	4.500%	5/2/43	625	549
Altria Group Inc.	5.375%	1/31/44	1,225	1,219
Amgen Inc.	6.375%	6/1/37	995	1,133
Amgen Inc.	6.900%	6/1/38	65	78
Amgen Inc.	6.400%	2/1/39	1,135	1,287
Amgen Inc.	5.750%	3/15/40	740	782
Amgen Inc.	4.950%	10/1/41	1,110	1,056
Amgen Inc.	5.150%	11/15/41	1,005	987
Amgen Inc.	5.650%	6/15/42	1,020	1,064
Amgen Inc.	5.375%	5/15/43	495	502
Anheuser-Busch Cos. LLC	6.800%	8/20/32	65	80
Anheuser-Busch Cos. LLC	5.950%	1/15/33	20	23
Anheuser-Busch Cos. LLC	5.750%	4/1/36	25	28
Anheuser-Busch Cos. LLC	6.450%	9/1/37	680	834
Anheuser-Busch InBev Finance Inc.	4.000%	1/17/43	735	659
Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	1,255	1,851
Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	455	658
Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	860	1,059
Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,060	910
Archer-Daniels-Midland Co.	5.935%	10/1/32	195	217
Archer-Daniels-Midland Co.	5.375%	9/15/35	510	538
Archer-Daniels-Midland Co.	5.765%	3/1/41	510	573
Archer-Daniels-Midland Co.	4.535%	3/26/42	230	219
Archer-Daniels-Midland Co.	4.016%	4/16/43	125	108
Ascension Health Alliance	4.847%	11/15/53	475	461
AstraZeneca plc	6.450%	9/15/37	2,250	2,713
AstraZeneca plc	4.000%	9/18/42	800	705
Avon Products Inc.	6.950%	3/15/43	225	218
Baxter International Inc.	6.250%	12/1/37	230	275
Baxter International Inc.	3.650%	8/15/42	300	249
Baxter International Inc.	4.500%	6/15/43	320	309
Becton Dickinson & Co.	6.000%	5/15/39	30	35
Becton Dickinson & Co.	5.000%	11/12/40	540	557
Boston Scientific Corp.	7.375%	1/15/40	590	733
Bristol-Myers Squibb Co.	5.875%	11/15/36	830	959
Bristol-Myers Squibb Co.	6.125%	5/1/38	335	400
Bristol-Myers Squibb Co.	3.250%	8/1/42	475	378
Bristol-Myers Squibb Co.	4.500%	3/1/44	650	622
Brown-Forman Corp.	3.750%	1/15/43	275	234
Campbell Soup Co.	3.800%	8/2/42	500	394
Cardinal Health Inc.	4.600%	3/15/43	425	391
1 Catholic Health Initiatives Colorado GO	4.350%	11/1/42	675	598
Celgene Corp.	5.700%	10/15/40	310	324
Celgene Corp.	5.250%	8/15/43	375	375
Coca-Cola Femsa SAB de CV	5.250%	11/26/43	325	321
ConAgra Foods Inc.	7.125%	10/1/26	510	625
ConAgra Foods Inc.	7.000%	10/1/28	375	451
ConAgra Foods Inc.	8.250%	9/15/30	495	634
ConAgra Foods Inc.	4.650%	1/25/43	300	273
Covidien International Finance SA	6.550%	10/15/37	760	955
Delhaize America LLC	9.000%	4/15/31	220	266
Delhaize Group SA	5.700%	10/1/40	707	677
Diageo Capital plc	5.875%	9/30/36	570	653
Diageo Capital plc	3.875%	4/29/43	375	328
Diageo Investment Corp.	7.450%	4/15/35	235	312
Diageo Investment Corp.	4.250%	5/11/42	385	358

Dignity Health California GO	4.500%	11/1/42	275	225
Dr Pepper Snapple Group Inc.	7.450%	5/1/38	330	426
Eli Lilly & Co.	7.125%	6/1/25	360	467
Eli Lilly & Co.	5.550%	3/15/37	930	1,025
Eli Lilly & Co.	5.950%	11/15/37	665	774
Estee Lauder Cos. Inc.	6.000%	5/15/37	215	239
Estee Lauder Cos. Inc.	3.700%	8/15/42	600	498
Express Scripts Holding Co.	6.125%	11/15/41	510	571
Fomento Economico Mexicano SAB de CV	4.375%	5/10/43	700	586
Genentech Inc.	5.250%	7/15/35	545	584
General Mills Inc.	5.400%	6/15/40	440	475
General Mills Inc.	4.150%	2/15/43	575	515
Gilead Sciences Inc.	5.650%	12/1/41	715	790
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	655	715
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,720	2,117
GlaxoSmithKline Capital Inc.	4.200%	3/18/43	1,075	987
Hasbro Inc.	6.350%	3/15/40	335	357
Hershey Co.	7.200%	8/15/27	250	322
Ingredion Inc.	6.625%	4/15/37	175	198
Johnson & Johnson	6.950%	9/1/29	440	586
Johnson & Johnson	4.950%	5/15/33	300	329
Johnson & Johnson	5.950%	8/15/37	780	940
Johnson & Johnson	5.850%	7/15/38	795	942
Johnson & Johnson	4.500%	9/1/40	195	197
Johnson & Johnson	4.850%	5/15/41	95	100
Kaiser Foundation Hospitals	4.875%	4/1/42	620	594
Kellogg Co.	7.450%	4/1/31	965	1,222
Kimberly-Clark Corp.	6.625%	8/1/37	400	503
Kimberly-Clark Corp.	5.300%	3/1/41	485	535
Kimberly-Clark Corp.	3.700%	6/1/43	225	193
Koninklijke Philips NV	6.875%	3/11/38	470	571
Koninklijke Philips NV	5.000%	3/15/42	750	749
Kraft Foods Group Inc.	6.875%	1/26/39	1,425	1,727
Kraft Foods Group Inc.	6.500%	2/9/40	675	790
Kraft Foods Group Inc.	5.000%	6/4/42	940	918
Kroger Co.	7.500%	4/1/31	380	467
Kroger Co.	6.900%	4/15/38	455	529
Kroger Co.	5.000%	4/15/42	400	382
Kroger Co.	5.150%	8/1/43	450	439
Lorillard Tobacco Co.	8.125%	5/1/40	40	48
Lorillard Tobacco Co.	7.000%	8/4/41	535	577
Mattel Inc.	5.450%	11/1/41	470	472
1 Mayo Clinic	3.774%	11/15/43	400	329
1 Mayo Clinic	4.000%	11/15/47	225	188
McKesson Corp.	6.000%	3/1/41	430	484
Medtronic Inc.	6.500%	3/15/39	155	191
Medtronic Inc.	5.550%	3/15/40	480	529
Medtronic Inc.	4.500%	3/15/42	360	346
Medtronic Inc.	4.000%	4/1/43	500	443
Memorial Sloan-Kettering Cancer Center New
York GO	5.000%	7/1/42	400	403
Memorial Sloan-Kettering Cancer Center New
York GO	4.125%	7/1/52	250	209
Merck & Co. Inc.	6.500%	12/1/33	665	841
Merck & Co. Inc.	6.550%	9/15/37	725	909
Merck & Co. Inc.	3.600%	9/15/42	600	499
Merck & Co. Inc.	4.150%	5/18/43	800	732

Merck Sharp & Dohme Corp.	6.300%	1/1/26	30	37
Merck Sharp & Dohme Corp.	6.400%	3/1/28	640	792
Merck Sharp & Dohme Corp.	5.950%	12/1/28	380	458
Merck Sharp & Dohme Corp.	5.750%	11/15/36	70	80
Merck Sharp & Dohme Corp.	5.850%	6/30/39	910	1,049
Molson Coors Brewing Co.	5.000%	5/1/42	950	924
Mondelez International Inc.	6.500%	11/1/31	730	833
Mondelez International Inc.	7.000%	8/11/37	473	571
Mondelez International Inc.	6.875%	2/1/38	655	785
Mondelez International Inc.	6.875%	1/26/39	715	861
Mondelez International Inc.	6.500%	2/9/40	1,465	1,718
Mylan Inc.	5.400%	11/29/43	200	202
Novant Health Inc.	4.371%	11/1/43	300	255
Novartis Capital Corp.	3.700%	9/21/42	300	260
Pepsi Bottling Group Inc.	7.000%	3/1/29	685	867
PepsiCo Inc.	5.500%	1/15/40	710	772
PepsiCo Inc.	4.875%	11/1/40	870	869
PepsiCo Inc.	4.000%	3/5/42	600	524
PepsiCo Inc.	3.600%	8/13/42	275	226
2 Perrigo Co. Ltd.	5.300%	11/15/43	125	125
Pfizer Inc.	7.200%	3/15/39	1,380	1,841
Pharmacia Corp.	6.600%	12/1/28	355	446
Philip Morris International Inc.	6.375%	5/16/38	765	909
Philip Morris International Inc.	4.375%	11/15/41	745	674
Philip Morris International Inc.	4.500%	3/20/42	455	424
Philip Morris International Inc.	3.875%	8/21/42	975	825
Philip Morris International Inc.	4.125%	3/4/43	875	776
Philip Morris International Inc.	4.875%	11/15/43	500	494
Procter & Gamble Co.	6.450%	1/15/26	50	63
Procter & Gamble Co.	5.500%	2/1/34	310	351
Procter & Gamble Co.	5.800%	8/15/34	650	761
Procter & Gamble Co.	5.550%	3/5/37	1,290	1,481
Quest Diagnostics Inc.	6.950%	7/1/37	20	22
Quest Diagnostics Inc.	5.750%	1/30/40	460	450
Reynolds American Inc.	7.250%	6/15/37	275	322
Reynolds American Inc.	4.750%	11/1/42	525	461
Reynolds American Inc.	6.150%	9/15/43	450	487
Safeway Inc.	7.250%	2/1/31	480	496
St. Jude Medical Inc.	4.750%	4/15/43	675	638
Stryker Corp.	4.100%	4/1/43	400	360
Sysco Corp.	5.375%	9/21/35	480	521
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	935	1,023
Unilever Capital Corp.	5.900%	11/15/32	955	1,175
Wyeth LLC	6.450%	2/1/24	905	1,102
Wyeth LLC	6.500%	2/1/34	880	1,092
Wyeth LLC	6.000%	2/15/36	300	352
Wyeth LLC	5.950%	4/1/37	1,895	2,218
Zimmer Holdings Inc.	5.750%	11/30/39	175	192
Zoetis Inc.	4.700%	2/1/43	350	325

Energy (8.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	580	680
Anadarko Finance Co.	7.500%	5/1/31	192	240
Anadarko Petroleum Corp.	6.450%	9/15/36	1,460	1,688
Anadarko Petroleum Corp.	7.950%	6/15/39	155	210
Anadarko Petroleum Corp.	6.200%	3/15/40	715	811
Apache Corp.	6.000%	1/15/37	880	999

Apache Corp.	5.100%	9/1/40	1,085	1,103
Apache Corp.	5.250%	2/1/42	505	524
Apache Corp.	4.750%	4/15/43	795	776
Apache Corp.	4.250%	1/15/44	575	518
Apache Finance Canada Corp.	7.750%	12/15/29	425	554
Baker Hughes Inc.	6.875%	1/15/29	350	438
Baker Hughes Inc.	5.125%	9/15/40	1,015	1,071
Burlington Resources Finance Co.	7.200%	8/15/31	915	1,187
Burlington Resources Finance Co.	7.400%	12/1/31	55	73
Cameron International Corp.	5.950%	6/1/41	230	259
Canadian Natural Resources Ltd.	7.200%	1/15/32	428	517
Canadian Natural Resources Ltd.	6.450%	6/30/33	350	398
Canadian Natural Resources Ltd.	5.850%	2/1/35	200	213
Canadian Natural Resources Ltd.	6.500%	2/15/37	455	522
Canadian Natural Resources Ltd.	6.250%	3/15/38	455	513
Canadian Natural Resources Ltd.	6.750%	2/1/39	350	414
Cenovus Energy Inc.	6.750%	11/15/39	970	1,157
Cenovus Energy Inc.	4.450%	9/15/42	925	837
Conoco Funding Co.	7.250%	10/15/31	515	684
ConocoPhillips	5.900%	10/15/32	765	879
ConocoPhillips	5.900%	5/15/38	500	585
ConocoPhillips	6.500%	2/1/39	1,830	2,295
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	575	674
ConocoPhillips Holding Co.	6.950%	4/15/29	1,010	1,297
Devon Energy Corp.	7.950%	4/15/32	920	1,201
Devon Energy Corp.	5.600%	7/15/41	1,290	1,339
Devon Energy Corp.	4.750%	5/15/42	765	705
Devon Financing Co. LLC	7.875%	9/30/31	255	329
Diamond Offshore Drilling Inc.	5.700%	10/15/39	375	411
Diamond Offshore Drilling Inc.	4.875%	11/1/43	425	416
Encana Corp.	6.500%	8/15/34	785	858
Encana Corp.	6.625%	8/15/37	410	457
Encana Corp.	6.500%	2/1/38	520	580
Encana Corp.	5.150%	11/15/41	340	320
Eni USA Inc.	7.300%	11/15/27	395	498
Global Marine Inc.	7.000%	6/1/28	255	273
Halliburton Co.	6.700%	9/15/38	816	1,011
Halliburton Co.	7.450%	9/15/39	470	628
Halliburton Co.	4.500%	11/15/41	400	381
Halliburton Co.	4.750%	8/1/43	615	608
Hess Corp.	7.875%	10/1/29	1,190	1,507
Hess Corp.	7.300%	8/15/31	860	1,046
Hess Corp.	7.125%	3/15/33	285	342
Hess Corp.	6.000%	1/15/40	125	136
Hess Corp.	5.600%	2/15/41	675	705
Kerr-McGee Corp.	6.950%	7/1/24	790	951
Kerr-McGee Corp.	7.875%	9/15/31	390	496
Marathon Oil Corp.	6.800%	3/15/32	540	640
Marathon Oil Corp.	6.600%	10/1/37	705	843
Marathon Petroleum Corp.	6.500%	3/1/41	810	918
Murphy Oil Corp.	7.050%	5/1/29	330	356
National Oilwell Varco Inc.	3.950%	12/1/42	1,000	884
Noble Energy Inc.	8.000%	4/1/27	245	315
Noble Energy Inc.	6.000%	3/1/41	440	481
Noble Energy Inc.	5.250%	11/15/43	850	849
Noble Holding International Ltd.	6.200%	8/1/40	360	382
Noble Holding International Ltd.	6.050%	3/1/41	350	365

Noble Holding International Ltd.	5.250%	3/15/42	215	204
Petro-Canada	7.875%	6/15/26	270	358
Petro-Canada	7.000%	11/15/28	145	181
Petro-Canada	5.350%	7/15/33	345	353
Petro-Canada	5.950%	5/15/35	395	436
Petro-Canada	6.800%	5/15/38	760	916
Phillips 66	5.875%	5/1/42	970	1,054
Pioneer Natural Resources Co.	7.200%	1/15/28	275	335
Pride International Inc.	7.875%	8/15/40	485	661
Rowan Cos. Inc.	5.400%	12/1/42	300	272
Schlumberger Investment SA	3.650%	12/1/23	1,175	1,179
Shell International Finance BV	6.375%	12/15/38	2,145	2,639
Shell International Finance BV	5.500%	3/25/40	895	996
Shell International Finance BV	3.625%	8/21/42	200	169
Shell International Finance BV	4.550%	8/12/43	825	806
Suncor Energy Inc.	7.150%	2/1/32	515	659
Suncor Energy Inc.	5.950%	12/1/34	525	572
Suncor Energy Inc.	6.500%	6/15/38	720	847
Suncor Energy Inc.	6.850%	6/1/39	495	603
Talisman Energy Inc.	7.250%	10/15/27	235	266
Talisman Energy Inc.	5.850%	2/1/37	620	582
Talisman Energy Inc.	6.250%	2/1/38	650	650
Tosco Corp.	8.125%	2/15/30	620	855
Total Capital International SA	3.700%	1/15/24	975	974
Transocean Inc.	7.500%	4/15/31	425	482
Transocean Inc.	6.800%	3/15/38	785	855
Transocean Inc.	7.350%	12/15/41	405	478
Valero Energy Corp.	7.500%	4/15/32	800	971
Valero Energy Corp.	6.625%	6/15/37	1,565	1,783
Valero Energy Corp.	10.500%	3/15/39	40	59
Weatherford International LLC	6.800%	6/15/37	310	333
Weatherford International Ltd.	6.500%	8/1/36	655	683
Weatherford International Ltd.	7.000%	3/15/38	348	382
Weatherford International Ltd.	9.875%	3/1/39	255	352
Weatherford International Ltd.	6.750%	9/15/40	645	689
Weatherford International Ltd.	5.950%	4/15/42	30	30
XTO Energy Inc.	6.750%	8/1/37	205	270

Other Industrial (0.3%)
California Institute of Technology GO	4.700%	11/1/11	310	273
1 Johns Hopkins University Maryland GO	4.083%	7/1/53	325	284
Massachusetts Institute of Technology GO	5.600%	7/1/11	555	643
President & Fellows of Harvard College
Massachusetts GO	3.619%	10/1/37	700	609
University of Pennsylvania GO	4.674%	9/1/12	275	237

Technology (3.0%)
Apple Inc.	3.850%	5/4/43	2,025	1,691
Applied Materials Inc.	5.850%	6/15/41	500	520
Cisco Systems Inc.	5.900%	2/15/39	1,510	1,693
Cisco Systems Inc.	5.500%	1/15/40	1,525	1,636
Corning Inc.	7.250%	8/15/36	35	41
Corning Inc.	4.700%	3/15/37	385	366
Corning Inc.	5.750%	8/15/40	440	490
Corning Inc.	4.750%	3/15/42	530	518
Harris Corp.	6.150%	12/15/40	400	427
Hewlett-Packard Co.	6.000%	9/15/41	635	628

	HP Enterprise Services LLC	7.450%	10/15/29	250	276
	Intel Corp.	4.000%	12/15/32	845	780
	Intel Corp.	4.800%	10/1/41	1,180	1,142
	Intel Corp.	4.250%	12/15/42	700	618
	International Business Machines Corp.	7.000%	10/30/25	645	824
	International Business Machines Corp.	6.220%	8/1/27	590	718
	International Business Machines Corp.	6.500%	1/15/28	225	279
	International Business Machines Corp.	5.875%	11/29/32	755	886
	International Business Machines Corp.	5.600%	11/30/39	240	267
	International Business Machines Corp.	4.000%	6/20/42	1,009	885
	Juniper Networks Inc.	5.950%	3/15/41	320	319
	Leidos Holdings Inc.	5.950%	12/1/40	60	58
	Leidos Inc.	5.500%	7/1/33	365	336
	Microsoft Corp.	5.200%	6/1/39	1,030	1,083
	Microsoft Corp.	5.300%	2/8/41	1,070	1,150
	Microsoft Corp.	3.500%	11/15/42	1,130	913
	Motorola Solutions Inc.	7.500%	5/15/25	196	236
	Oracle Corp.	6.500%	4/15/38	1,020	1,236
	Oracle Corp.	6.125%	7/8/39	940	1,100
	Oracle Corp.	5.375%	7/15/40	1,566	1,684
	Tyco Electronics Group SA	7.125%	10/1/37	370	433
	Xerox Corp.	6.750%	12/15/39	310	333

	Transportation (3.2%)
[1,2] American Airlines 2013-1 Class A Pass
	Through Trust	4.000%	1/15/27	385	376
1	BNSF Funding Trust I	6.613%	12/15/55	620	679
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	60	75
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	50	65
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	320	363
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	675	768
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	660	719
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	605	599
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	620	646
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	270	244
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	800	722
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	870	790
	Canadian National Railway Co.	6.900%	7/15/28	460	600
	Canadian National Railway Co.	6.250%	8/1/34	45	54
	Canadian National Railway Co.	6.200%	6/1/36	475	574
	Canadian National Railway Co.	6.375%	11/15/37	180	221
	Canadian National Railway Co.	3.500%	11/15/42	500	399
	Canadian Pacific Railway Co.	7.125%	10/15/31	395	474
	Canadian Pacific Railway Co.	5.950%	5/15/37	495	553
	Canadian Pacific Railway Ltd.	5.750%	1/15/42	260	287
	Con-way Inc.	6.700%	5/1/34	355	356
1	Continental Airlines 2012-1 Class A Pass
	Through Trust	4.150%	10/11/25	137	137
1	Continental Airlines 2012-2 Class A Pass
	Through Trust	4.000%	4/29/26	625	620
	CSX Corp.	6.000%	10/1/36	575	634
	CSX Corp.	6.150%	5/1/37	410	464
	CSX Corp.	6.220%	4/30/40	415	474
	CSX Corp.	5.500%	4/15/41	456	482
	CSX Corp.	4.750%	5/30/42	240	229
	CSX Corp.	4.400%	3/1/43	500	450
	CSX Corp.	4.100%	3/15/44	450	384

FedEx Corp.	3.875%	8/1/42	285	236
FedEx Corp.	4.100%	4/15/43	360	309
1 Hawaiian Airlines 2013-1 Class A Pass
Through Certificates	3.900%	1/15/26	325	300
2 Kansas City Southern Railway Co.	4.300%	5/15/43	675	597
Norfolk Southern Corp.	5.590%	5/17/25	424	472
Norfolk Southern Corp.	7.250%	2/15/31	230	286
Norfolk Southern Corp.	7.050%	5/1/37	300	372
Norfolk Southern Corp.	4.837%	10/1/41	303	295
Norfolk Southern Corp.	3.950%	10/1/42	380	321
Norfolk Southern Corp.	4.800%	8/15/43	225	218
Norfolk Southern Corp.	7.900%	5/15/97	350	478
Norfolk Southern Corp.	6.000%	3/15/05	502	548
Norfolk Southern Corp.	6.000%	5/23/11	450	494
Union Pacific Corp.	6.625%	2/1/29	610	732
Union Pacific Corp.	4.750%	9/15/41	450	442
Union Pacific Corp.	4.300%	6/15/42	255	234
Union Pacific Corp.	4.250%	4/15/43	425	384
Union Pacific Corp.	4.750%	12/15/43	275	267
2 Union Pacific Corp.	4.821%	2/1/44	392	385
1 United Airlines 2013-1 Class A Pass Through
Trust	4.300%	2/15/27	750	759
United Parcel Service Inc.	6.200%	1/15/38	1,175	1,434
United Parcel Service Inc.	4.875%	11/15/40	720	753
United Parcel Service Inc.	3.625%	10/1/42	175	149
United Parcel Service of America Inc.	8.375%	4/1/30	25	33
1 US Airways 2012-1 Class A Pass Through
Trust	5.900%	4/1/26	384	415
1 US Airways 2013-1 Class A Pass Through
Trust	3.950%	5/15/27	450	437
1 US Airways Inc. 2012-2 Class A Pass
Through Trust	4.625%	12/3/26	325	327
				488,705
Utilities (17.3%)
Electric (11.9%)
AEP Texas Central Co.	6.650%	2/15/33	325	368
Alabama Power Co.	5.650%	3/15/35	525	548
Alabama Power Co.	6.000%	3/1/39	445	517
Alabama Power Co.	5.500%	3/15/41	345	378
Alabama Power Co.	5.200%	6/1/41	255	271
Alabama Power Co.	4.100%	1/15/42	215	193
Alabama Power Co.	3.850%	12/1/42	500	434
Appalachian Power Co.	5.800%	10/1/35	200	211
Appalachian Power Co.	6.375%	4/1/36	335	376
Appalachian Power Co.	7.000%	4/1/38	515	621
Arizona Public Service Co.	5.050%	9/1/41	485	496
Arizona Public Service Co.	4.500%	4/1/42	235	223
Baltimore Gas & Electric Co.	6.350%	10/1/36	320	369
CenterPoint Energy Houston Electric LLC	6.950%	3/15/33	30	38
CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	75	62
Cleco Power LLC	6.500%	12/1/35	330	376
Cleco Power LLC	6.000%	12/1/40	235	258
Cleveland Electric Illuminating Co.	5.500%	8/15/24	425	467
CMS Energy Corp.	4.700%	3/31/43	175	163
Commonwealth Edison Co.	5.875%	2/1/33	185	212
Commonwealth Edison Co.	5.900%	3/15/36	585	675
Commonwealth Edison Co.	3.800%	10/1/42	620	533

Connecticut Light & Power Co.	6.350%	6/1/36	351	422
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	490	533
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	425	491
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	160	189
Consolidated Edison Co. of New York Inc.	5.700%	12/1/36	900	1,018
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	375	455
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	395	502
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	260	289
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	335	384
Consumers Energy Co.	3.950%	5/15/43	525	470
Delmarva Power & Light Co.	4.000%	6/1/42	660	588
Dominion Resources Inc.	6.300%	3/15/33	590	679
Dominion Resources Inc.	5.250%	8/1/33	248	265
Dominion Resources Inc.	5.950%	6/15/35	160	178
Dominion Resources Inc.	7.000%	6/15/38	480	602
Dominion Resources Inc.	4.900%	8/1/41	450	442
DTE Electric Co.	3.650%	3/15/24	625	630
DTE Electric Co.	6.625%	6/1/36	100	126
DTE Electric Co.	3.950%	6/15/42	550	494
DTE Electric Co.	4.000%	4/1/43	400	361
DTE Energy Co.	6.375%	4/15/33	545	622
Duke Energy Carolinas LLC	6.000%	12/1/28	550	634
Duke Energy Carolinas LLC	6.450%	10/15/32	450	534
Duke Energy Carolinas LLC	6.100%	6/1/37	175	202
Duke Energy Carolinas LLC	6.000%	1/15/38	480	566
Duke Energy Carolinas LLC	6.050%	4/15/38	495	588
Duke Energy Carolinas LLC	5.300%	2/15/40	170	186
Duke Energy Carolinas LLC	4.250%	12/15/41	440	414
Duke Energy Carolinas LLC	4.000%	9/30/42	460	416
Duke Energy Florida Inc.	6.350%	9/15/37	295	363
Duke Energy Florida Inc.	6.400%	6/15/38	340	425
Duke Energy Florida Inc.	5.650%	4/1/40	445	509
Duke Energy Florida Inc.	3.850%	11/15/42	430	378
Duke Energy Indiana Inc.	6.120%	10/15/35	448	488
Duke Energy Indiana Inc.	6.350%	8/15/38	480	595
Duke Energy Indiana Inc.	6.450%	4/1/39	250	311
Duke Energy Indiana Inc.	4.200%	3/15/42	450	417
Duke Energy Indiana Inc.	4.900%	7/15/43	100	103
Duke Energy Progress Inc.	4.100%	5/15/42	545	502
Duke Energy Progress Inc.	4.100%	3/15/43	600	552
El Paso Electric Co.	6.000%	5/15/35	55	58
Entergy Gulf States Louisiana LLC	5.590%	10/1/24	535	606
Entergy Louisiana LLC	5.400%	11/1/24	290	330
Entergy Louisiana LLC	4.440%	1/15/26	110	112
Exelon Corp.	5.625%	6/15/35	550	548
Exelon Generation Co. LLC	6.250%	10/1/39	540	542
Exelon Generation Co. LLC	5.750%	10/1/41	445	429
Exelon Generation Co. LLC	5.600%	6/15/42	738	692
FirstEnergy Solutions Corp.	6.800%	8/15/39	95	94
Florida Power & Light Co.	4.950%	6/1/35	565	598
Florida Power & Light Co.	5.650%	2/1/37	425	487
Florida Power & Light Co.	5.850%	5/1/37	245	287
Florida Power & Light Co.	5.950%	2/1/38	160	188
Florida Power & Light Co.	5.960%	4/1/39	760	901
Florida Power & Light Co.	5.690%	3/1/40	555	647
Florida Power & Light Co.	5.250%	2/1/41	785	862
Florida Power & Light Co.	4.125%	2/1/42	405	379

Florida Power & Light Co.	4.050%	6/1/42	395	364
Florida Power & Light Co.	3.800%	12/15/42	425	376
Georgia Power Co.	5.650%	3/1/37	545	587
Georgia Power Co.	5.950%	2/1/39	365	409
Georgia Power Co.	5.400%	6/1/40	175	184
Georgia Power Co.	4.750%	9/1/40	230	221
Georgia Power Co.	4.300%	3/15/42	250	226
Indiana Michigan Power Co.	6.050%	3/15/37	330	360
Interstate Power & Light Co.	6.250%	7/15/39	300	357
ITC Holdings Corp.	5.300%	7/1/43	200	197
Jersey Central Power & Light Co.	6.150%	6/1/37	325	337
1 John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	715	708
Kansas City Power & Light Co.	6.050%	11/15/35	30	34
Kansas City Power & Light Co.	5.300%	10/1/41	335	340
Kentucky Utilities Co.	5.125%	11/1/40	785	837
Louisville Gas & Electric Co.	5.125%	11/15/40	45	48
Louisville Gas & Electric Co.	4.650%	11/15/43	325	325
MidAmerican Energy Co.	6.750%	12/30/31	350	431
MidAmerican Energy Co.	5.750%	11/1/35	430	483
MidAmerican Energy Co.	5.800%	10/15/36	815	923
MidAmerican Energy Holdings Co.	8.480%	9/15/28	288	398
MidAmerican Energy Holdings Co.	6.125%	4/1/36	1,385	1,558
MidAmerican Energy Holdings Co.	5.950%	5/15/37	560	615
MidAmerican Energy Holdings Co.	6.500%	9/15/37	950	1,112
2 MidAmerican Energy Holdings Co.	5.150%	11/15/43	450	448
Midamerican Funding LLC	6.927%	3/1/29	350	423
Mississippi Power Co.	4.250%	3/15/42	590	512
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	480	644
National Rural Utilities Cooperative Finance
Corp.	4.023%	11/1/32	311	292
Nevada Power Co.	6.650%	4/1/36	350	433
Nevada Power Co.	6.750%	7/1/37	390	485
Nevada Power Co.	5.450%	5/15/41	435	473
Northern States Power Co.	6.250%	6/1/36	400	486
Northern States Power Co.	5.350%	11/1/39	175	194
Northern States Power Co.	4.850%	8/15/40	230	238
Northern States Power Co.	3.400%	8/15/42	450	367
NSTAR Electric Co.	5.500%	3/15/40	270	297
Oglethorpe Power Corp.	5.950%	11/1/39	280	309
Oglethorpe Power Corp.	5.375%	11/1/40	445	453
Ohio Edison Co.	6.875%	7/15/36	345	398
Ohio Power Co.	6.600%	2/15/33	70	83
Ohio Power Co.	5.850%	10/1/35	250	274
Oklahoma Gas & Electric Co.	5.850%	6/1/40	320	367
Oklahoma Gas & Electric Co.	5.250%	5/15/41	30	32
Oklahoma Gas & Electric Co.	3.900%	5/1/43	275	240
Oncor Electric Delivery Co. LLC	7.000%	5/1/32	575	705
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	40	50
Oncor Electric Delivery Co. LLC	7.500%	9/1/38	120	158
Oncor Electric Delivery Co. LLC	5.250%	9/30/40	445	465
Oncor Electric Delivery Co. LLC	4.550%	12/1/41	345	328
Oncor Electric Delivery Co. LLC	5.300%	6/1/42	360	379
Pacific Gas & Electric Co.	6.050%	3/1/34	2,145	2,446
Pacific Gas & Electric Co.	5.800%	3/1/37	795	880
Pacific Gas & Electric Co.	6.250%	3/1/39	595	690
Pacific Gas & Electric Co.	5.400%	1/15/40	465	489

Pacific Gas & Electric Co.	4.500%	12/15/41	440	411
Pacific Gas & Electric Co.	4.450%	4/15/42	920	852
Pacific Gas & Electric Co.	4.600%	6/15/43	600	568
PacifiCorp	7.700%	11/15/31	120	160
PacifiCorp	5.250%	6/15/35	45	48
PacifiCorp	6.100%	8/1/36	485	572
PacifiCorp	5.750%	4/1/37	85	97
PacifiCorp	6.250%	10/15/37	425	511
PacifiCorp	6.000%	1/15/39	655	767
PacifiCorp	4.100%	2/1/42	185	169
Peco Energy Co.	5.950%	10/1/36	520	609
Pennsylvania Electric Co.	6.150%	10/1/38	405	423
Potomac Electric Power Co.	6.500%	11/15/37	420	534
Potomac Electric Power Co.	7.900%	12/15/38	45	64
PPL Electric Utilities Corp.	6.250%	5/15/39	245	295
PPL Electric Utilities Corp.	5.200%	7/15/41	240	259
PPL Electric Utilities Corp.	4.750%	7/15/43	125	127
Progress Energy Inc.	7.750%	3/1/31	560	728
Progress Energy Inc.	7.000%	10/30/31	235	285
Progress Energy Inc.	6.000%	12/1/39	495	561
PSEG Power LLC	8.625%	4/15/31	455	615
Public Service Co. of Colorado	6.250%	9/1/37	320	395
Public Service Co. of Colorado	4.750%	8/15/41	255	260
Public Service Co. of Colorado	3.600%	9/15/42	325	275
Public Service Co. of Colorado	3.950%	3/15/43	375	338
Public Service Co. of Oklahoma	6.625%	11/15/37	25	29
Public Service Electric & Gas Co.	5.700%	12/1/36	350	402
Public Service Electric & Gas Co.	5.800%	5/1/37	305	353
Public Service Electric & Gas Co.	5.375%	11/1/39	455	500
Public Service Electric & Gas Co.	3.950%	5/1/42	475	429
Public Service Electric & Gas Co.	3.650%	9/1/42	675	577
Puget Sound Energy Inc.	7.020%	12/1/27	525	673
Puget Sound Energy Inc.	5.483%	6/1/35	50	55
Puget Sound Energy Inc.	6.274%	3/15/37	385	461
Puget Sound Energy Inc.	5.757%	10/1/39	70	80
Puget Sound Energy Inc.	5.795%	3/15/40	190	218
Puget Sound Energy Inc.	5.764%	7/15/40	40	46
Puget Sound Energy Inc.	5.638%	4/15/41	215	243
Puget Sound Energy Inc.	4.434%	11/15/41	485	466
San Diego Gas & Electric Co.	6.000%	6/1/26	370	450
San Diego Gas & Electric Co.	5.350%	5/15/35	465	514
San Diego Gas & Electric Co.	6.125%	9/15/37	45	55
San Diego Gas & Electric Co.	6.000%	6/1/39	305	364
San Diego Gas & Electric Co.	5.350%	5/15/40	20	22
San Diego Gas & Electric Co.	4.500%	8/15/40	415	415
San Diego Gas & Electric Co.	3.950%	11/15/41	130	118
San Diego Gas & Electric Co.	4.300%	4/1/42	60	58
Scottish Power Ltd.	5.810%	3/15/25	600	628
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	553
South Carolina Electric & Gas Co.	5.300%	5/15/33	30	32
South Carolina Electric & Gas Co.	6.050%	1/15/38	115	134
South Carolina Electric & Gas Co.	5.450%	2/1/41	285	312
South Carolina Electric & Gas Co.	4.350%	2/1/42	355	336
South Carolina Electric & Gas Co.	4.600%	6/15/43	475	466
Southern California Edison Co.	6.000%	1/15/34	405	478
Southern California Edison Co.	5.750%	4/1/35	26	30
Southern California Edison Co.	5.350%	7/15/35	370	407

Southern California Edison Co.	5.550%	1/15/36	20	22
Southern California Edison Co.	5.625%	2/1/36	200	229
Southern California Edison Co.	5.550%	1/15/37	520	581
Southern California Edison Co.	5.950%	2/1/38	730	856
Southern California Edison Co.	6.050%	3/15/39	575	683
Southern California Edison Co.	4.500%	9/1/40	570	559
Southern California Edison Co.	3.900%	12/1/41	545	486
Southern California Edison Co.	3.900%	3/15/43	125	111
Southern California Edison Co.	4.650%	10/1/43	825	826
Southern Power Co.	5.150%	9/15/41	590	580
Southern Power Co.	5.250%	7/15/43	500	500
Southwestern Electric Power Co.	6.200%	3/15/40	340	373
Southwestern Public Service Co.	4.500%	8/15/41	550	536
Tampa Electric Co.	6.550%	5/15/36	255	307
Tampa Electric Co.	6.150%	5/15/37	340	396
Tampa Electric Co.	4.100%	6/15/42	210	187
Toledo Edison Co.	6.150%	5/15/37	320	344
TransAlta Corp.	6.500%	3/15/40	375	367
Union Electric Co.	8.450%	3/15/39	500	759
Union Electric Co.	3.900%	9/15/42	455	407
Virginia Electric & Power Co.	6.000%	1/15/36	485	568
Virginia Electric & Power Co.	6.000%	5/15/37	490	575
Virginia Electric & Power Co.	6.350%	11/30/37	452	550
Virginia Electric & Power Co.	8.875%	11/15/38	540	837
Virginia Electric & Power Co.	4.000%	1/15/43	485	439
Westar Energy Inc.	4.125%	3/1/42	490	452
Westar Energy Inc.	4.100%	4/1/43	250	229
Westar Energy Inc.	4.625%	9/1/43	250	249
Wisconsin Electric Power Co.	5.625%	5/15/33	455	517
Wisconsin Electric Power Co.	5.700%	12/1/36	190	215
Wisconsin Power & Light Co.	6.375%	8/15/37	329	401
Wisconsin Public Service Corp.	3.671%	12/1/42	400	342
Xcel Energy Inc.	6.500%	7/1/36	280	334
Xcel Energy Inc.	4.800%	9/15/41	325	318

Natural Gas (5.1%)
AGL Capital Corp.	6.000%	10/1/34	175	196
AGL Capital Corp.	5.875%	3/15/41	405	452
AGL Capital Corp.	4.400%	6/1/43	360	327
Atmos Energy Corp.	5.500%	6/15/41	350	383
Atmos Energy Corp.	4.150%	1/15/43	350	319
Buckeye Partners LP	5.850%	11/15/43	275	270
CenterPoint Energy Resources Corp.	6.625%	11/1/37	230	282
CenterPoint Energy Resources Corp.	5.850%	1/15/41	254	289
DCP Midstream LLC	8.125%	8/16/30	396	483
2 Dominion Gas Holdings LLC	4.800%	11/1/43	350	342
El Paso Natural Gas Co. LLC	8.375%	6/15/32	250	325
El Paso Pipeline Partners Operating Co. LLC	7.500%	11/15/40	400	480
El Paso Pipeline Partners Operating Co. LLC	4.700%	11/1/42	460	397
Enbridge Energy Partners LP	7.500%	4/15/38	400	471
Enbridge Energy Partners LP	5.500%	9/15/40	400	390
2 Energy Transfer Partners LP	7.600%	2/1/24	255	310
2 Energy Transfer Partners LP	8.250%	11/15/29	264	318
Energy Transfer Partners LP	6.625%	10/15/36	435	470
Energy Transfer Partners LP	7.500%	7/1/38	555	653
Energy Transfer Partners LP	6.050%	6/1/41	656	675
Energy Transfer Partners LP	6.500%	2/1/42	555	598

Energy Transfer Partners LP	5.150%	2/1/43	475	435
Enterprise Products Operating LLC	6.875%	3/1/33	890	1,062
Enterprise Products Operating LLC	6.650%	10/15/34	360	424
Enterprise Products Operating LLC	5.750%	3/1/35	250	267
Enterprise Products Operating LLC	7.550%	4/15/38	390	499
Enterprise Products Operating LLC	6.125%	10/15/39	560	616
Enterprise Products Operating LLC	6.450%	9/1/40	510	583
Enterprise Products Operating LLC	5.950%	2/1/41	175	190
Enterprise Products Operating LLC	5.700%	2/15/42	670	706
Enterprise Products Operating LLC	4.850%	8/15/42	590	553
Enterprise Products Operating LLC	4.450%	2/15/43	650	576
Enterprise Products Operating LLC	4.850%	3/15/44	250	235
KeySpan Corp.	8.000%	11/15/30	240	312
KeySpan Corp.	5.803%	4/1/35	65	69
Kinder Morgan Energy Partners LP	7.400%	3/15/31	350	414
Kinder Morgan Energy Partners LP	7.750%	3/15/32	300	368
Kinder Morgan Energy Partners LP	7.300%	8/15/33	575	680
Kinder Morgan Energy Partners LP	5.800%	3/15/35	525	540
Kinder Morgan Energy Partners LP	6.500%	2/1/37	585	647
Kinder Morgan Energy Partners LP	6.950%	1/15/38	545	634
Kinder Morgan Energy Partners LP	6.500%	9/1/39	705	781
Kinder Morgan Energy Partners LP	6.375%	3/1/41	525	574
Kinder Morgan Energy Partners LP	5.625%	9/1/41	540	543
Kinder Morgan Energy Partners LP	5.000%	8/15/42	450	418
Kinder Morgan Energy Partners LP	5.000%	3/1/43	500	462
Magellan Midstream Partners LP	6.400%	5/1/37	265	303
Magellan Midstream Partners LP	4.200%	12/1/42	250	214
Magellan Midstream Partners LP	5.150%	10/15/43	225	225
Nisource Finance Corp.	6.250%	12/15/40	480	519
Nisource Finance Corp.	5.950%	6/15/41	1,090	1,145
Nisource Finance Corp.	5.800%	2/1/42	25	25
Nisource Finance Corp.	5.250%	2/15/43	470	447
ONEOK Inc.	6.000%	6/15/35	340	314
ONEOK Partners LP	6.650%	10/1/36	600	659
ONEOK Partners LP	6.850%	10/15/37	185	208
ONEOK Partners LP	6.125%	2/1/41	495	516
Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	325	321
Plains All American Pipeline LP / PAA
Finance Corp.	6.700%	5/15/36	465	549
Plains All American Pipeline LP / PAA
Finance Corp.	6.650%	1/15/37	460	544
Plains All American Pipeline LP / PAA
Finance Corp.	5.150%	6/1/42	345	344
Plains All American Pipeline LP / PAA
Finance Corp.	4.300%	1/31/43	125	109
Sempra Energy	4.050%	12/1/23	200	200
Sempra Energy	6.000%	10/15/39	765	855
Southern California Gas Co.	5.750%	11/15/35	25	29
Southern California Gas Co.	3.750%	9/15/42	475	420
Southern Natural Gas Co. LLC	8.000%	3/1/32	270	345
Spectra Energy Capital LLC	7.500%	9/15/38	360	417
Spectra Energy Partners LP	4.750%	3/15/24	900	930
Spectra Energy Partners LP	5.950%	9/25/43	200	214
Sunoco Logistics Partners Operations LP	6.850%	2/15/40	235	266
Sunoco Logistics Partners Operations LP	6.100%	2/15/42	325	338
Sunoco Logistics Partners Operations LP	4.950%	1/15/43	400	361
Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	310	375

Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	65	79
Tennessee Gas Pipeline Co. LLC	7.625%	4/1/37	235	302
Texas Eastern Transmission LP	7.000%	7/15/32	265	320
TransCanada PipeLines Ltd.	5.600%	3/31/34	360	386
TransCanada PipeLines Ltd.	5.850%	3/15/36	485	535
TransCanada PipeLines Ltd.	6.200%	10/15/37	890	1,021
TransCanada PipeLines Ltd.	7.250%	8/15/38	655	834
TransCanada PipeLines Ltd.	7.625%	1/15/39	312	415
TransCanada PipeLines Ltd.	6.100%	6/1/40	745	850
TransCanada PipeLines Ltd.	5.000%	10/16/43	475	470
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	300	308
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	485	433
Williams Cos. Inc.	7.500%	1/15/31	287	316
Williams Cos. Inc.	8.750%	3/15/32	476	586
Williams Partners LP	6.300%	4/15/40	930	1,002
Williams Partners LP	5.800%	11/15/43	425	429

Other Utility (0.3%)
American Water Capital Corp.	3.850%	3/1/24	200	199
American Water Capital Corp.	6.593%	10/15/37	855	1,034
American Water Capital Corp.	4.300%	12/1/42	75	69
United Utilities plc	6.875%	8/15/28	445	490
Veolia Environnement SA	6.750%	6/1/38	275	305

				136,495
Total Corporate Bonds (Cost $827,160)				774,753
Taxable Municipal Bonds (0.3%)
New York University Hospitals Center
Revenue	4.428%	7/1/42	350	298
New York University Hospitals Center
Revenue	5.750%	7/1/43	350	364
President & Fellows of Harvard College
Massachusetts GO	6.300%	10/1/37	65	73
President & Fellows of Harvard College
Massachusetts GO	4.875%	10/15/40	275	290
Princeton University New Jersey GO	5.700%	3/1/39	360	418
Tufts University Massachusetts GO	5.017%	4/15/12	225	208
University of Southern California Revenue	5.250%	10/1/11	265	287
Total Taxable Municipal Bonds (Cost $2,088)				1,938
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.2%)
Money Market Fund (0.2%)
3 Vanguard Market Liquidity Fund (Cost
$1,600)	0.127%		1,600,367	1,600

Total Investments (99.3%) (Cost $834,271)				781,724
Other Assets and Liabilities-Net (0.7%)				5,331
Net Assets (100%)				787,055

1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim rincipal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, the aggregate value of these securities was $4,077,000, representing 0.5% of net assets.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

C. Futures Contracts: The fund may use futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Long-Term Corporate Bond Index Fund

At November 30, 2013, the cost of investment securities for tax purposes was $833,779,000. Net unrealized appreciation of investment securities for tax purposes was $52,588,000, consisting of unrealized gains of $5,565,000 on securities that had risen in value since their purchase and $58,153,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mortgage-Backed Securities Index Fund

Schedule of Investments
As of November 30, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (99.5%)
Conventional Mortgage-Backed Securities (96.5%)
[1,2] Fannie Mae Pool		2.000%	10/1/28	2,586	2,515
[1,2] Fannie Mae Pool		2.500%	6/1/27–1/1/43	17,695	17,630
1,2,3Fannie Mae Pool		3.000%	10/1/26–12/1/43	55,680	55,208
1,2,3Fannie Mae Pool		3.500%	10/1/21–12/1/43	65,546	66,884
1,2,3Fannie Mae Pool		4.000%	7/1/18–1/1/44	60,131	63,106
1,2,3Fannie Mae Pool		4.500%	4/1/15–12/1/43	43,041	46,015
1,2,3Fannie Mae Pool		5.000%	12/1/14–12/1/43	31,504	34,230
1,2,3Fannie Mae Pool		5.500%	12/1/16–12/1/43	24,846	27,175
1,2,3Fannie Mae Pool		6.000%	12/1/13–12/1/43	18,426	20,368
[1,2] Fannie Mae Pool		6.500%	4/1/16–10/1/39	7,134	7,986
[1,2] Fannie Mae Pool		7.000%	12/1/15–10/1/37	1,212	1,380
[1,2] Fannie Mae Pool		7.500%	11/1/22	16	18
[1,2] Freddie Mac Gold Pool		2.000%	8/1/28	959	933
1,2,3Freddie Mac Gold Pool		2.500%	6/1/28–2/1/43	15,197	15,125
1,2,3Freddie Mac Gold Pool		3.000%	1/1/27–12/1/43	29,421	29,078
1,2,3Freddie Mac Gold Pool		3.500%	7/1/25–12/1/43	35,066	35,662
1,2,3Freddie Mac Gold Pool		4.000%	7/1/18–1/1/44	32,493	33,981
1,2,3Freddie Mac Gold Pool		4.500%	5/1/14–12/1/43	26,931	28,711
1,2,3Freddie Mac Gold Pool		5.000%	9/1/15–12/1/43	20,362	21,979
1,2,3Freddie Mac Gold Pool		5.500%	4/1/14–12/1/43	17,619	19,162
[1,2] Freddie Mac Gold Pool		6.000%	4/1/14–5/1/40	10,293	11,339
[1,2] Freddie Mac Gold Pool		6.500%	10/1/28–9/1/39	4,143	4,635
[1,2] Freddie Mac Gold Pool		7.000%	7/1/28–12/1/38	774	870
[1,2] Freddie Mac Gold Pool		8.000%	11/1/22	3	3
[2,3] Ginnie Mae I Pool		3.000%	1/15/26–12/1/43	6,205	6,088
[2,3] Ginnie Mae I Pool		3.500%	2/15/26–12/1/43	6,747	6,899
[2,3] Ginnie Mae I Pool		4.000%	7/15/24–12/1/43	11,853	12,496
[2,3] Ginnie Mae I Pool		4.500%	9/15/18–12/1/43	17,374	18,700
[2,3] Ginnie Mae I Pool		5.000%	1/15/18–12/1/43	10,621	11,564
2	Ginnie Mae I Pool	5.500%	10/15/32–2/15/40	5,626	6,201
2	Ginnie Mae I Pool	6.000%	4/15/28–5/15/41	3,529	3,931
2	Ginnie Mae I Pool	6.500%	5/15/24–1/15/39	1,167	1,334
2	Ginnie Mae I Pool	7.000%	10/15/27	11	13
2	Ginnie Mae II Pool	2.500%	2/20/28–6/20/28	1,231	1,248
[2,3] Ginnie Mae II Pool		3.000%	10/20/26–12/1/43	25,408	24,931
[2,3] Ginnie Mae II Pool		3.500%	12/20/25–12/1/43	40,703	41,620
[2,3] Ginnie Mae II Pool		4.000%	9/20/25–12/1/43	25,081	26,468
[2,3] Ginnie Mae II Pool		4.500%	4/20/18–1/1/44	25,610	27,681
[2,3] Ginnie Mae II Pool		5.000%	6/20/33–12/1/43	16,493	18,042
2	Ginnie Mae II Pool	5.500%	12/20/33–3/20/42	5,812	6,394
2	Ginnie Mae II Pool	6.000%	3/20/31–9/20/41	3,894	4,355
2	Ginnie Mae II Pool	6.500%	10/20/28–9/20/40	1,927	2,165
2	Ginnie Mae II Pool	7.000%	4/20/38–11/20/38	235	265
					764,388
Nonconventional Mortgage-Backed Securities (3.0%)
1,2,4Fannie Mae Pool		1.961%	9/1/37	33	36
[1,2] Fannie Mae Pool		2.193%	12/1/41	444	466
[1,2] Fannie Mae Pool		2.196%	9/1/42	813	829

[1,2] Fannie Mae Pool	2.204%	6/1/43	720	727
[1,2] Fannie Mae Pool	2.243%	10/1/42	546	556
[1,2] Fannie Mae Pool	2.267%	7/1/43	775	762
[1,2] Fannie Mae Pool	2.407%	5/1/42	465	476
[1,2] Fannie Mae Pool	2.446%	5/1/43	520	515
[1,2] Fannie Mae Pool	2.472%	10/1/42	502	514
[1,2] Fannie Mae Pool	2.512%	12/1/40	740	764
[1,2] Fannie Mae Pool	2.527%	10/1/40	282	293
[1,2] Fannie Mae Pool	2.613%	11/1/41	127	131
[1,2] Fannie Mae Pool	2.625%	12/1/41	139	143
[1,2] Fannie Mae Pool	2.673%	1/1/42	144	149
[1,2] Fannie Mae Pool	2.773%	3/1/42	723	750
[1,2] Fannie Mae Pool	2.812%	3/1/41	658	687
[1,2] Fannie Mae Pool	2.825%	11/1/41	357	371
[1,2] Fannie Mae Pool	2.908%	12/1/40	210	217
[1,2] Fannie Mae Pool	2.936%	5/1/42	170	181
[1,2] Fannie Mae Pool	2.995%	3/1/42	318	336
[1,2] Fannie Mae Pool	3.037%	3/1/41	651	678
[1,2] Fannie Mae Pool	3.067%	2/1/42	565	597
[1,2] Fannie Mae Pool	3.128%	2/1/41	20	20
[1,2] Fannie Mae Pool	3.153%	12/1/40	35	36
[1,2] Fannie Mae Pool	3.155%	2/1/41	51	53
[1,2] Fannie Mae Pool	3.220%	12/1/40	34	35
[1,2] Fannie Mae Pool	3.264%	10/1/40	45	47
[1,2] Fannie Mae Pool	3.295%	1/1/40–11/1/40	48	49
[1,2] Fannie Mae Pool	3.296%	5/1/41	239	251
[1,2] Fannie Mae Pool	3.336%	8/1/42	322	337
[1,2] Fannie Mae Pool	3.433%	12/1/39	406	425
[1,2] Fannie Mae Pool	3.494%	5/1/40	15	16
[1,2] Fannie Mae Pool	3.499%	10/1/39	69	72
[1,2] Fannie Mae Pool	3.543%	3/1/40	18	19
[1,2] Fannie Mae Pool	3.563%	7/1/41	406	425
[1,2] Fannie Mae Pool	3.580%	8/1/39	84	89
[1,2] Fannie Mae Pool	3.581%	11/1/39	68	71
[1,2] Fannie Mae Pool	3.639%	4/1/41	173	181
[1,2] Fannie Mae Pool	3.699%	5/1/40	882	922
[1,2] Fannie Mae Pool	3.817%	9/1/40	559	586
[1,2] Fannie Mae Pool	5.148%	3/1/38	64	69
1,2,4Fannie Mae Pool	5.165%	11/1/39	92	100
1,2,4Fannie Mae Pool	5.342%	8/1/39	221	239
[1,2] Fannie Mae Pool	5.674%	4/1/37	39	41
[1,2] Fannie Mae Pool	6.121%	10/1/37	322	345
1,2,4Freddie Mac Non Gold Pool	2.290%	10/1/37	24	25
[1,2] Freddie Mac Non Gold Pool	2.574%	2/1/42	244	255
[1,2] Freddie Mac Non Gold Pool	2.716%	12/1/40	115	120
[1,2] Freddie Mac Non Gold Pool	2.783%	1/1/41	134	137
[1,2] Freddie Mac Non Gold Pool	2.887%	2/1/41	35	37
[1,2] Freddie Mac Non Gold Pool	2.956%	2/1/41	522	548
[1,2] Freddie Mac Non Gold Pool	3.081%	6/1/41	420	438
[1,2] Freddie Mac Non Gold Pool	3.347%	5/1/40	5	5
[1,2] Freddie Mac Non Gold Pool	3.419%	3/1/42	347	369
[1,2] Freddie Mac Non Gold Pool	3.454%	8/1/40	86	89
[1,2] Freddie Mac Non Gold Pool	3.476%	4/1/40	24	25
[1,2] Freddie Mac Non Gold Pool	3.549%	11/1/39	77	80
[1,2] Freddie Mac Non Gold Pool	3.597%	6/1/40	109	114
[1,2] Freddie Mac Non Gold Pool	3.635%	6/1/40	248	259
[1,2] Freddie Mac Non Gold Pool	3.645%	1/1/40	58	60

[1,2] Freddie Mac Non Gold Pool		3.672%	9/1/40	253	264
[1,2] Freddie Mac Non Gold Pool		4.008%	3/1/40	823	862
[1,2] Freddie Mac Non Gold Pool		4.039%	12/1/39	58	61
[1,2] Freddie Mac Non Gold Pool		4.767%	12/1/35	57	60
[1,2] Freddie Mac Non Gold Pool		5.250%	3/1/38	311	334
[1,2] Freddie Mac Non Gold Pool		6.355%	2/1/37	33	35
2	Ginnie Mae II Pool	2.500%	11/20/40–1/20/42	2,291	2,381
2	Ginnie Mae II Pool	3.000%	11/20/40–11/20/41	1,379	1,431
2	Ginnie Mae II Pool	3.500%	7/20/41–8/20/41	518	548
2	Ginnie Mae II Pool	3.750%	1/20/40	70	72
2	Ginnie Mae II Pool	4.000%	10/20/39–12/20/39	466	488
					23,703
Total U.S. Government and Agency Obligations (Cost $796,137)					788,091
				Shares
Temporary Cash Investment (25.4%)
Money Market Fund (25.4%)
5	Vanguard Market Liquidity Fund (Cost
	$201,006)	0.127%		201,006,366	201,006
Total Investments (124.9%) (Cost $997,143)					989,097
Other Assets and Liabilities-Net (-24.9%)					(197,283)
Net Assets (100%)					791,814

1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2013.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may enter into TBA sells to reduce its exposure to the mortgage-backed securities market or in order to dispose of mortgage-backed securities it owns under delayed-delivery arrangements. For TBA purchases, the fund maintains cash or short-term investments until settlement date in an amount sufficient to meet the purchase price.

C. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll

Mortgage-Backed Securities Index Fund

transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Schedule of Investments. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations. This risk is mitigated by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring exposure to each counterparty.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	788,091	—
Temporary Cash Investments	201,006	—	—
Total	201,006	788,091	—

E. At November 30, 2013, the cost of investment securities for tax purposes was $997,147,000. Net unrealized depreciation of investment securities for tax purposes was $8,050,000, consisting of unrealized gains of $1,502,000 on securities that had risen in value since their purchase and $9,552,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Explorer Value Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (92.1%)[1]
Consumer Discretionary (11.6%)
	Loral Space & Communications Inc.	47,000	3,710
	Interpublic Group of Cos. Inc.	154,800	2,693
*	Ascena Retail Group Inc.	114,750	2,444
	Cinemark Holdings Inc.	63,400	2,092
	Six Flags Entertainment Corp.	52,900	1,968
*	Crocs Inc.	139,552	1,926
	Chico's FAS Inc.	94,031	1,757
*	Modine Manufacturing Co.	129,475	1,719
	Guess? Inc.	47,100	1,614
	Meredith Corp.	30,150	1,608
	Harman International Industries Inc.	16,500	1,337
*	News Corp. Class B	73,800	1,326
	Kohl's Corp.	22,100	1,222
*	American Public Education Inc.	24,200	1,094
	Bob Evans Farms Inc.	14,100	784
	Regis Corp.	46,600	745
*	Quiksilver Inc.	73,530	654
	Universal Technical Institute Inc.	43,500	633
	International Speedway Corp. Class A	13,415	461
*	Tuesday Morning Corp.	27,500	381
*	Cambium Learning Group Inc.	58,100	89
			30,257
Consumer Staples (2.2%)
*	Medifast Inc.	50,800	1,376
*	LIN Media LLC	48,000	1,255
	Herbalife Ltd.	16,667	1,161
	Pinnacle Foods Inc.	38,900	1,073
	JM Smucker Co.	7,900	824
			5,689
Energy (4.5%)
*	Bonanza Creek Energy Inc.	43,175	1,980
	World Fuel Services Corp.	47,600	1,828
*	Carrizo Oil & Gas Inc.	43,692	1,767
*	Concho Resources Inc.	13,200	1,372
*	Oasis Petroleum Inc.	28,700	1,324
	Comstock Resources Inc.	58,631	993
*	Resolute Energy Corp.	88,400	796
*	SandRidge Energy Inc.	135,736	759
	Tidewater Inc.	13,295	758
			11,577
Financials (28.5%)
	Aspen Insurance Holdings Ltd.	120,621	4,876
	Endurance Specialty Holdings Ltd.	73,184	4,164
	CapitalSource Inc.	260,100	3,657
*	E*TRADE Financial Corp.	180,490	3,234
*	Popular Inc.	94,380	2,697
*	Howard Hughes Corp.	22,800	2,602
	Leucadia National Corp.	87,300	2,502

* American Capital Ltd.	145,781	2,230
Selective Insurance Group Inc.	76,492	2,156
Argo Group International Holdings Ltd.	44,466	2,103
Ryman Hospitality Properties Inc.	44,615	1,868
HCC Insurance Holdings Inc.	39,723	1,826
* Navigators Group Inc.	26,993	1,804
WSFS Financial Corp.	23,027	1,749
Medical Properties Trust Inc.	130,700	1,727
Starwood Property Trust Inc.	61,600	1,717
Willis Group Holdings plc	38,200	1,711
* Markel Corp.	3,000	1,672
Pinnacle Financial Partners Inc.	51,112	1,664
Cash America International Inc.	43,900	1,651
Flushing Financial Corp.	75,244	1,626
Renasant Corp.	52,762	1,625
First Midwest Bancorp Inc./IL	87,403	1,605
Ares Capital Corp.	87,300	1,605
Assured Guaranty Ltd.	67,300	1,580
Lincoln National Corp.	29,500	1,514
Amtrust Financial Services Inc.	32,870	1,374
* Investment Technology Group Inc.	64,000	1,254
EPR Properties	24,200	1,217
Washington Federal Inc.	51,804	1,212
Nelnet Inc. Class A	26,700	1,201
First Citizens BancShares Inc./NC Class A	5,050	1,134
First Horizon National Corp.	100,481	1,126
Parkway Properties Inc.	55,524	1,016
National Retail Properties Inc.	31,734	1,008
AG Mortgage Investment Trust Inc.	58,100	920
Berkshire Hills Bancorp Inc.	28,600	782
Campus Crest Communities Inc.	76,707	763
* PHH Corp.	31,300	752
Ramco-Gershenson Properties Trust	43,800	701
BGC Partners Inc. Class A	118,300	698
* Texas Capital Bancshares Inc.	11,320	636
Western Asset Mortgage Capital Corp.	38,000	617
* Affiliated Managers Group Inc.	2,000	401
		73,977
Health Care (4.5%)
Omnicare Inc.	26,800	1,535
* Allscripts Healthcare Solutions Inc.	99,176	1,482
* Mallinckrodt plc	27,200	1,413
* Laboratory Corp. of America Holdings	13,800	1,406
* Globus Medical Inc.	69,600	1,340
* VCA Antech Inc.	44,700	1,339
* Symmetry Medical Inc.	94,318	925
* Bio-Rad Laboratories Inc. Class A	7,100	871
* Ligand Pharmaceuticals Inc. Class B	15,200	846
* Merit Medical Systems Inc.	33,735	552
		11,709
Industrials (15.2%)
KAR Auction Services Inc.	105,700	2,916
* Teledyne Technologies Inc.	26,442	2,452
Copa Holdings SA Class A	12,500	1,893
* Clean Harbors Inc.	35,000	1,847
Altra Industrial Motion Corp.	60,741	1,845

* Saia Inc.	48,877	1,698
* MasTec Inc.	52,800	1,671
Lennox International Inc.	18,748	1,545
Celadon Group Inc.	73,249	1,526
* FTI Consulting Inc.	33,800	1,518
Encore Wire Corp.	29,219	1,467
* AerCap Holdings NV	69,350	1,458
* Hertz Global Holdings Inc.	56,300	1,366
UTi Worldwide Inc.	84,500	1,336
Kaman Corp.	32,400	1,292
* Wabash National Corp.	94,131	1,143
Carlisle Cos. Inc.	13,931	1,024
* MRC Global Inc.	33,096	1,012
Woodward Inc.	22,500	965
Harsco Corp.	35,431	927
* Furmanite Corp.	77,930	881
HNI Corp.	21,476	851
* Performant Financial Corp.	80,400	843
Equifax Inc.	12,000	808
Primoris Services Corp.	25,045	720
Timken Co.	13,800	714
Elbit Systems Ltd.	11,300	626
* Columbus McKinnon Corp.	21,854	605
* WESCO International Inc.	6,152	529
Mine Safety Appliances Co.	10,373	517
* Atlas Air Worldwide Holdings Inc.	11,125	427
* Hub Group Inc. Class A	10,724	404
Briggs & Stratton Corp.	18,358	371
* CRA International Inc.	17,527	324
		39,521
Information Technology (18.7%)
* Skyworks Solutions Inc.	113,700	3,023
IAC/InterActiveCorp	52,500	3,003
Convergys Corp.	119,400	2,450
Global Payments Inc.	36,900	2,327
j2 Global Inc.	48,000	2,303
* MicroStrategy Inc. Class A	15,805	2,044
* Itron Inc.	40,627	1,721
* Advanced Energy Industries Inc.	71,240	1,697
* MICROS Systems Inc.	31,225	1,677
InterDigital Inc.	43,100	1,461
* TriQuint Semiconductor Inc.	181,121	1,427
* Virtusa Corp.	40,035	1,413
* Sykes Enterprises Inc.	63,800	1,413
* Insight Enterprises Inc.	57,812	1,392
* Ingram Micro Inc.	54,948	1,288
Fidelity National Information Services Inc.	25,000	1,267
* Kulicke & Soffa Industries Inc.	100,100	1,263
* ACI Worldwide Inc.	19,100	1,232
DST Systems Inc.	13,925	1,230
* Progress Software Corp.	44,600	1,175
* ON Semiconductor Corp.	159,315	1,130
Jabil Circuit Inc.	55,435	1,124
Black Box Corp.	38,600	1,081
Belden Inc.	15,100	1,057
* Atmel Corp.	135,395	1,036
* Pericom Semiconductor Corp.	102,645	979

*	Orbotech Ltd.			69,400	971
*	QLogic Corp.			74,400	923
*	ValueClick Inc.			41,100	880
*	Fairchild Semiconductor International Inc.			57,585	733
	Western Union Co.			43,800	730
	Littelfuse Inc.			6,916	601
*	CIBER Inc.			148,978	590
*	Integrated Device Technology Inc.			56,652	562
*	Dice Holdings Inc.			65,950	480
	Broadridge Financial Solutions Inc.			10,600	404
*	Entropic Communications Inc.			74,500	369
					48,456
Materials (4.3%)
	Silgan Holdings Inc.			58,600	2,740
	FMC Corp.			24,500	1,785
	Albemarle Corp.			24,600	1,690
	Schnitzer Steel Industries Inc.			37,000	1,133
	Eagle Materials Inc.			12,886	1,005
	Cabot Corp.			16,103	786
*	Kraton Performance Polymers Inc.			33,055	770
	PH Glatfelter Co.			17,505	490
	Cytec Industries Inc.			5,283	473
*	Boise Cascade Co.			17,200	441
					11,313
Telecommunication Services (0.7%)
*	Intelsat SA			72,700	1,573
*	NII Holdings Inc.			94,668	240
					1,813
Utilities (1.9%)
	Westar Energy Inc. Class A			47,120	1,478
	Portland General Electric Co.			45,100	1,344
	Unitil Corp.			26,832	812
	Southwest Gas Corp.			15,031	798
	Piedmont Natural Gas Co. Inc.			12,557	416
					4,848
Total Common Stocks (Cost $184,106)					239,160
		Coupon
Temporary Cash Investments (7.9%)[1]
Money Market Fund (7.5%)
2	Vanguard Market Liquidity Fund	0.127%		19,568,322	19,568

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.4%)
[3,4] Federal Home Loan Bank Discount Notes		0.075%	3/5/14	500	500
[3,5] Freddie Mac Discount Notes		0.090%	2/24/14	400	400
					900
Total Temporary Cash Investments (Cost $20,468)					20,468
Total Investments (100.0%) (Cost $204,574)					259,628
Other Assets and Liabilities-Net (0.0%)					9
Net Assets (100%)					259,637
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 95.8% and 4.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Securities with a value of $900,000 have been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	239,160	—	—
Temporary Cash Investments	19,568	900	—
Futures Contracts—Assets[1]	10	—	—
Total	258,738	900	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk

Explorer Value Fund

involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2013	84	9,590	472

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $204,574,000. Net unrealized appreciation of investment securities for tax purposes was $55,054,000, consisting of unrealized gains of $57,602,000 on securities that had risen in value since their purchase and $2,548,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Index Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	21,105	8,307
	Comcast Corp. Class A	150,659	7,513
	Wal-Mart Stores Inc.	92,496	7,493
	Walt Disney Co.	103,393	7,293
	Home Depot Inc.	83,868	6,766
	McDonald's Corp.	57,588	5,607
	Twenty-First Century Fox Inc. Class A	114,037	3,819
	Ford Motor Co.	221,594	3,785
*	eBay Inc.	74,555	3,767
*	priceline.com Inc.	2,965	3,535
	Time Warner Inc.	53,558	3,519
	Starbucks Corp.	42,992	3,502
	NIKE Inc. Class B	40,651	3,217
	Costco Wholesale Corp.	25,117	3,150
	Lowe's Cos. Inc.	62,495	2,967
	TJX Cos. Inc.	41,384	2,602
	Target Corp.	36,824	2,354
	Time Warner Cable Inc.	16,763	2,317
	Viacom Inc. Class B	27,876	2,235
	CBS Corp. Class B	35,253	2,064
	Yum! Brands Inc.	25,826	2,006
	Johnson Controls Inc.	39,312	1,986
*	DIRECTV	30,028	1,985
*	General Motors Co.	47,874	1,854
*	Liberty Global plc Class A	19,814	1,700
	Las Vegas Sands Corp.	22,489	1,612
*	Discovery Communications Inc. Class A	14,072	1,228
	VF Corp.	5,032	1,180
	McGraw Hill Financial Inc.	15,826	1,179
	Macy's Inc.	22,084	1,176
*	Dollar General Corp.	18,816	1,071
	Omnicom Group Inc.	14,854	1,061
	Delphi Automotive plc	18,032	1,056
*	Netflix Inc.	2,885	1,055
	Estee Lauder Cos. Inc. Class A	13,355	1,001
*	Bed Bath & Beyond Inc.	12,624	985
	Ross Stores Inc.	12,639	966
*	AutoZone Inc.	2,044	944
*	Michael Kors Holdings Ltd.	11,564	943
	Coach Inc.	16,185	937
*	Chipotle Mexican Grill Inc. Class A	1,783	934
	Mattel Inc.	19,868	919
	L Brands Inc.	13,857	901
*	Liberty Media Corp. Class A	5,838	896
	Carnival Corp.	24,018	867
	Harley-Davidson Inc.	12,910	865
*	Liberty Interactive Corp. Class A	30,494	856
	Starwood Hotels & Resorts Worldwide Inc.	11,215	835
*	O'Reilly Automotive Inc.	6,343	793

Wynn Resorts Ltd.	4,633	769
Genuine Parts Co.	8,925	739
* Dollar Tree Inc.	12,921	719
BorgWarner Inc.	6,615	709
Kohl's Corp.	12,796	707
Whirlpool Corp.	4,530	692
* Sirius XM Holdings Inc.	176,994	667
Gap Inc.	15,930	653
* CarMax Inc.	12,886	649
DISH Network Corp. Class A	11,930	646
Best Buy Co. Inc.	15,751	639
Marriott International Inc. Class A	13,292	625
PVH Corp.	4,664	625
* Tesla Motors Inc.	4,854	618
Ralph Lauren Corp. Class A	3,490	612
Tractor Supply Co.	8,092	592
Staples Inc.	38,111	592
* TripAdvisor Inc.	6,517	576
Tiffany & Co.	6,432	573
* LKQ Corp.	17,146	568
Wyndham Worldwide Corp.	7,874	565
Nielsen Holdings NV	12,451	537
Nordstrom Inc.	8,351	520
* News Corp. Class A	28,556	513
* Charter Communications Inc. Class A	3,784	511
Newell Rubbermaid Inc.	16,581	503
Polaris Industries Inc.	3,686	492
* Mohawk Industries Inc.	3,478	487
* Hertz Global Holdings Inc.	19,955	484
* TRW Automotive Holdings Corp.	6,189	480
Scripps Networks Interactive Inc. Class A	6,324	472
* Ulta Salon Cosmetics & Fragrance Inc.	3,678	467
Avon Products Inc.	24,924	444
PetSmart Inc.	5,949	441
H&R Block Inc.	15,652	437
Nu Skin Enterprises Inc. Class A	3,408	436
Interpublic Group of Cos. Inc.	24,648	429
Advance Auto Parts Inc.	4,199	424
PulteGroup Inc.	22,270	418
Fortune Brands Home & Security Inc.	9,513	415
Royal Caribbean Cruises Ltd.	9,380	413
* Jarden Corp.	7,316	411
* MGM Resorts International	21,340	410
Darden Restaurants Inc.	7,513	401
Hanesbrands Inc.	5,597	392
Expedia Inc.	6,124	390
Lear Corp.	4,643	385
* Under Armour Inc. Class A	4,766	385
Family Dollar Stores Inc.	5,468	382
* Fossil Group Inc.	2,973	378
Gannett Co. Inc.	13,164	356
Signet Jewelers Ltd.	4,634	356
Hasbro Inc.	6,600	355
Garmin Ltd.	7,045	342
Lennar Corp. Class A	9,463	338
* Toll Brothers Inc.	9,800	334
Foot Locker Inc.	8,589	334

GameStop Corp. Class A	6,887	332
Williams-Sonoma Inc.	5,549	328
DR Horton Inc.	16,257	323
Harman International Industries Inc.	3,912	317
Dick's Sporting Goods Inc.	5,604	317
Goodyear Tire & Rubber Co.	14,145	315
Dunkin' Brands Group Inc.	6,160	302
* WABCO Holdings Inc.	3,321	294
* Panera Bread Co. Class A	1,592	282
* Sally Beauty Holdings Inc.	9,807	276
Tupperware Brands Corp.	2,999	274
* NVR Inc.	275	267
International Game Technology	15,038	263
* Liberty Ventures Class A	2,108	256
Leggett & Platt Inc.	8,221	248
Gentex Corp.	8,279	247
* Urban Outfitters Inc.	6,231	243
Carter's Inc.	3,427	242
* Pandora Media Inc.	8,227	234
* Avis Budget Group Inc.	6,193	228
* Lamar Advertising Co. Class A	4,524	226
* Visteon Corp.	2,860	225
Domino's Pizza Inc.	3,221	223
* Liberty Global plc	2,708	221
Cinemark Holdings Inc.	6,684	221
* AMC Networks Inc. Class A	3,433	220
Service Corp. International	12,107	219
* Madison Square Garden Co. Class A	3,513	198
Cablevision Systems Corp. Class A	11,285	189
* Starz	6,643	188
DSW Inc. Class A	4,110	184
American Eagle Outfitters Inc.	11,186	182
Brinker International Inc.	3,806	179
* Tempur Sealy International Inc.	3,432	175
Chico's FAS Inc.	9,157	171
* Graham Holdings Co. Class B	251	169
* Bally Technologies Inc.	2,228	166
* Cabela's Inc.	2,669	164
* Deckers Outdoor Corp.	1,969	163
* Sears Holdings Corp.	2,481	158
* Ascena Retail Group Inc.	7,150	152
* Lions Gate Entertainment Corp.	4,693	149
Dillard's Inc. Class A	1,583	145
Wendy's Co.	16,412	141
* AutoNation Inc.	2,863	140
Six Flags Entertainment Corp.	3,730	139
Thor Industries Inc.	2,537	137
* DreamWorks Animation SKG Inc. Class A	4,261	136
John Wiley & Sons Inc. Class A	2,611	133
DeVry Education Group Inc.	3,595	128
Aaron's Inc.	4,362	125
* Big Lots Inc.	3,259	125
* Murphy USA Inc.	2,708	123
* Hyatt Hotels Corp. Class A	2,495	121
Burger King Worldwide Inc.	5,608	119
Guess? Inc.	3,450	118
KAR Auction Services Inc.	4,217	116

* HomeAway Inc.	3,136	115
CST Brands Inc.	3,405	112
* AMERCO	411	95
Regal Entertainment Group Class A	4,736	92
Choice Hotels International Inc.	1,580	74
* Penn National Gaming Inc.	3,880	56
* Norwegian Cruise Line Holdings Ltd.	1,569	54
SeaWorld Entertainment Inc.	1,788	53
Coty Inc. Class A	3,179	52
Weight Watchers International Inc.	1,448	47
* Apollo Education Group Inc.	1,693	45
* Taylor Morrison Home Corp. Class A	1,954	43
Clear Channel Outdoor Holdings Inc. Class A	2,449	22
Abercrombie & Fitch Co.	514	18
		160,964
Consumer Staples (8.0%)
Procter & Gamble Co.	157,343	13,251
Coca-Cola Co.	219,504	8,822
Philip Morris International Inc.	93,940	8,036
PepsiCo Inc.	88,747	7,496
CVS Caremark Corp.	70,277	4,706
Altria Group Inc.	115,281	4,263
Colgate-Palmolive Co.	53,531	3,523
Mondelez International Inc. Class A	102,407	3,434
Walgreen Co.	54,432	3,222
Kimberly-Clark Corp.	22,163	2,419
General Mills Inc.	37,053	1,869
Kraft Foods Group Inc.	34,134	1,813
Archer-Daniels-Midland Co.	37,845	1,523
Kroger Co.	29,933	1,250
Whole Foods Market Inc.	21,308	1,206
Sysco Corp.	34,080	1,146
Lorillard Inc.	21,756	1,117
Mead Johnson Nutrition Co.	11,641	984
Reynolds American Inc.	18,176	917
Kellogg Co.	14,973	908
Hershey Co.	8,637	837
ConAgra Foods Inc.	23,933	789
Clorox Co.	7,605	709
Bunge Ltd.	8,486	680
Coca-Cola Enterprises Inc.	15,810	663
Brown-Forman Corp. Class B	8,705	653
JM Smucker Co.	6,197	646
* Constellation Brands Inc. Class A	8,860	624
Beam Inc.	9,233	623
* Green Mountain Coffee Roasters Inc.	8,592	579
Dr Pepper Snapple Group Inc.	11,805	570
Church & Dwight Co. Inc.	8,015	523
McCormick & Co. Inc.	7,511	518
Tyson Foods Inc. Class A	16,098	510
Safeway Inc.	13,883	485
* Monster Beverage Corp.	7,796	461
Molson Coors Brewing Co. Class B	8,087	426
Energizer Holdings Inc.	3,623	400
Campbell Soup Co.	10,089	391
Hormel Foods Corp.	7,692	346
GNC Holdings Inc. Class A	5,735	345

Herbalife Ltd.	4,918	343
Ingredion Inc.	4,425	306
Hillshire Brands Co.	7,088	237
Flowers Foods Inc.	9,892	215
* WhiteWave Foods Co. Class A	8,038	171
Dean Foods Co.	5,398	97
* Fresh Market Inc.	2,274	93
Pinnacle Foods Inc.	1,940	53
* Sprouts Farmers Market Inc.	1,133	43
		85,241
Energy (9.6%)
Exxon Mobil Corp.	255,149	23,851
Chevron Corp.	111,301	13,628
Schlumberger Ltd.	76,358	6,752
ConocoPhillips	70,210	5,111
Occidental Petroleum Corp.	46,307	4,397
Halliburton Co.	53,572	2,822
EOG Resources Inc.	15,654	2,583
Anadarko Petroleum Corp.	28,795	2,558
Phillips 66	35,573	2,476
Apache Corp.	22,570	2,065
National Oilwell Varco Inc.	24,611	2,006
Marathon Petroleum Corp.	18,677	1,545
Marathon Oil Corp.	40,714	1,467
Noble Energy Inc.	20,621	1,448
Baker Hughes Inc.	25,353	1,444
Hess Corp.	17,693	1,435
Valero Energy Corp.	31,312	1,432
Devon Energy Corp.	23,337	1,415
Pioneer Natural Resources Co.	7,910	1,406
Williams Cos. Inc.	39,245	1,382
Kinder Morgan Inc.	38,003	1,351
Spectra Energy Corp.	38,460	1,290
Chesapeake Energy Corp.	33,248	893
Seadrill Ltd.	20,343	869
Cabot Oil & Gas Corp.	24,282	837
* Cameron International Corp.	14,326	794
* Southwestern Energy Co.	20,182	780
EQT Corp.	8,722	742
Range Resources Corp.	9,365	727
Murphy Oil Corp.	11,032	716
* FMC Technologies Inc.	13,675	658
* Concho Resources Inc.	5,994	623
HollyFrontier Corp.	11,627	558
* Cheniere Energy Inc.	13,929	552
Oceaneering International Inc.	6,233	481
Cimarex Energy Co.	4,934	467
CONSOL Energy Inc.	13,023	463
Tesoro Corp.	7,774	456
Helmerich & Payne Inc.	5,415	417
* Whiting Petroleum Corp.	6,712	405
* Denbury Resources Inc.	21,439	358
* Cobalt International Energy Inc.	15,850	352
SM Energy Co.	3,757	331
QEP Resources Inc.	10,231	328
* Oil States International Inc.	3,161	324
Peabody Energy Corp.	15,555	283

Nabors Industries Ltd.	16,726	277
* Continental Resources Inc.	2,479	267
* Gulfport Energy Corp.	4,416	258
* Oasis Petroleum Inc.	5,458	252
* Dril-Quip Inc.	2,307	250
* Rowan Cos. plc Class A	7,162	248
* Dresser-Rand Group Inc.	4,299	243
Diamond Offshore Drilling Inc.	3,928	236
* Superior Energy Services Inc.	9,109	232
* First Solar Inc.	3,876	232
* Newfield Exploration Co.	7,760	218
* WPX Energy Inc.	11,502	214
Patterson-UTI Energy Inc.	8,469	197
* Atwood Oceanics Inc.	3,229	170
World Fuel Services Corp.	4,245	163
* SandRidge Energy Inc.	28,254	158
* Unit Corp.	2,923	141
Golar LNG Ltd.	2,449	89
* SolarCity Corp.	1,424	74
* Laredo Petroleum Holdings Inc.	2,487	67
RPC Inc.	3,585	63
* Ultra Petroleum Corp.	3,042	62
* Kosmos Energy Ltd.	5,942	62
Frank's International NV	1,920	46
PBF Energy Inc. Class A	1,391	40
CVR Energy Inc.	813	32
* McDermott International Inc.	754	6
		101,575
Financial Services (18.6%)
JPMorgan Chase & Co.	216,891	12,410
Wells Fargo & Co.	277,039	12,195
* Berkshire Hathaway Inc. Class B	103,362	12,045
Bank of America Corp.	621,052	9,825
Citigroup Inc.	174,666	9,243
Visa Inc. Class A	30,098	6,124
MasterCard Inc. Class A	6,738	5,126
American Express Co.	54,447	4,672
Goldman Sachs Group Inc.	26,336	4,449
American International Group Inc.	84,749	4,216
US Bancorp	106,204	4,165
Morgan Stanley	87,425	2,736
MetLife Inc.	51,377	2,681
Simon Property Group Inc.	17,791	2,666
Capital One Financial Corp.	33,579	2,405
Prudential Financial Inc.	26,653	2,366
PNC Financial Services Group Inc.	30,421	2,341
BlackRock Inc.	7,528	2,279
Bank of New York Mellon Corp.	66,674	2,247
ACE Ltd.	19,613	2,016
Travelers Cos. Inc.	21,683	1,967
State Street Corp.	26,195	1,902
Aflac Inc.	26,784	1,778
American Tower Corporation	22,793	1,773
Charles Schwab Corp.	63,028	1,543
Marsh & McLennan Cos. Inc.	31,663	1,502
Discover Financial Services	28,170	1,501
CME Group Inc.	18,189	1,491

Allstate Corp.	26,991	1,465
Aon plc	17,760	1,450
Chubb Corp.	14,962	1,443
BB&T Corp.	40,272	1,399
* IntercontinentalExchange Group Inc.	6,558	1,399
Franklin Resources Inc.	23,592	1,307
Public Storage	8,261	1,261
Ameriprise Financial Inc.	11,640	1,260
T. Rowe Price Group Inc.	14,944	1,202
SunTrust Banks Inc.	31,085	1,126
Prologis Inc.	28,661	1,087
Equity Residential	20,707	1,067
Fifth Third Bancorp	50,212	1,020
Weyerhaeuser Co.	33,455	1,008
Progressive Corp.	34,676	968
HCP Inc.	26,114	960
Ventas Inc.	16,861	958
Vornado Realty Trust	10,798	949
Hartford Financial Services Group Inc.	26,250	935
Health Care REIT Inc.	16,390	918
Invesco Ltd.	25,589	892
AvalonBay Communities Inc.	7,513	891
Boston Properties Inc.	8,725	868
M&T Bank Corp.	7,405	854
Fidelity National Information Services Inc.	16,829	853
Principal Financial Group Inc.	16,840	853
* Fiserv Inc.	7,650	841
Moody's Corp.	11,258	840
Loews Corp.	17,664	836
Northern Trust Corp.	13,750	811
Thomson Reuters Corp.	21,457	802
Lincoln National Corp.	15,410	791
Regions Financial Corp.	81,193	790
Host Hotels & Resorts Inc.	42,807	788
General Growth Properties Inc.	34,145	708
* Alliance Data Systems Corp.	2,826	685
SLM Corp.	25,586	682
KeyCorp	52,883	674
* Affiliated Managers Group Inc.	3,072	615
CIT Group Inc.	11,523	582
Annaly Capital Management Inc.	54,450	553
XL Group plc Class A	16,843	539
Western Union Co.	31,991	533
Unum Group	15,220	511
Cincinnati Financial Corp.	9,397	492
Leucadia National Corp.	17,015	488
Kimco Realty Corp.	23,532	485
Comerica Inc.	10,665	484
* FleetCor Technologies Inc.	3,939	480
SL Green Realty Corp.	5,271	477
Equifax Inc.	6,989	471
American Capital Agency Corp.	22,774	464
* Arch Capital Group Ltd.	7,726	455
Everest Re Group Ltd.	2,886	453
Macerich Co.	7,913	451
* Markel Corp.	799	445
Huntington Bancshares Inc.	48,151	442

* Genworth Financial Inc. Class A	28,322	428
Realty Income Corp.	11,195	427
New York Community Bancorp Inc.	25,373	419
Torchmark Corp.	5,406	411
Plum Creek Timber Co. Inc.	9,319	408
* CBRE Group Inc. Class A	16,103	390
Federal Realty Investment Trust	3,769	390
TD Ameritrade Holding Corp.	13,432	387
Fidelity National Financial Inc. Class A	13,154	382
* Alleghany Corp.	963	380
Digital Realty Trust Inc.	7,358	348
First Republic Bank	6,630	339
Arthur J Gallagher & Co.	7,279	339
UDR Inc.	14,424	336
Raymond James Financial Inc.	6,945	335
Axis Capital Holdings Ltd.	6,781	333
* Ocwen Financial Corp.	5,879	333
Essex Property Trust Inc.	2,155	327
* Realogy Holdings Corp.	6,881	326
Rayonier Inc.	7,239	319
PartnerRe Ltd.	3,078	317
Starwood Property Trust Inc.	11,221	313
Zions Bancorporation	10,650	312
Waddell & Reed Financial Inc. Class A	4,901	312
Reinsurance Group of America Inc. Class A	4,111	308
* MSCI Inc. Class A	6,909	307
Lazard Ltd. Class A	7,348	307
* E*TRADE Financial Corp.	16,287	292
Total System Services Inc.	9,339	290
* Signature Bank/New York NY	2,729	290
Eaton Vance Corp.	6,904	289
FactSet Research Systems Inc.	2,541	287
Jack Henry & Associates Inc.	5,032	286
Assurant Inc.	4,394	285
Hudson City Bancorp Inc.	30,428	284
Camden Property Trust	4,892	283
Duke Realty Corp.	18,470	280
Ares Capital Corp.	15,208	280
Global Payments Inc.	4,399	277
SEI Investments Co.	8,221	276
WR Berkley Corp.	6,267	274
People's United Financial Inc.	17,823	270
DDR Corp.	16,766	268
Dun & Bradstreet Corp.	2,291	268
East West Bancorp Inc.	7,770	266
HCC Insurance Holdings Inc.	5,788	266
Extra Space Storage Inc.	6,334	266
Broadridge Financial Solutions Inc.	6,959	265
* American Capital Ltd.	17,336	265
CBOE Holdings Inc.	5,010	262
* Howard Hughes Corp.	2,285	261
Alexandria Real Estate Equities Inc.	4,111	260
* SVB Financial Group	2,568	260
Old Republic International Corp.	14,898	256
American Financial Group Inc.	4,438	256
Mid-America Apartment Communities Inc.	4,242	256
Legg Mason Inc.	6,431	251

NASDAQ OMX Group Inc.	6,377	251
Jones Lang LaSalle Inc.	2,556	250
Senior Housing Properties Trust	10,754	244
Regency Centers Corp.	5,187	243
RenaissanceRe Holdings Ltd.	2,552	242
Validus Holdings Ltd.	6,007	241
Liberty Property Trust	7,415	240
Taubman Centers Inc.	3,600	235
Kilroy Realty Corp.	4,636	233
BRE Properties Inc.	4,515	231
Assured Guaranty Ltd.	9,748	229
Omega Healthcare Investors Inc.	6,928	226
First Niagara Financial Group Inc.	20,207	225
Allied World Assurance Co. Holdings AG	1,985	224
Protective Life Corp.	4,613	221
Corrections Corp. of America	6,612	220
Hospitality Properties Trust	8,046	219
National Retail Properties Inc.	6,833	217
Cullen/Frost Bankers Inc.	3,020	217
Brown & Brown Inc.	6,792	215
White Mountains Insurance Group Ltd.	355	214
Commerce Bancshares Inc.	4,731	213
Apartment Investment & Management Co. Class A	8,386	211
Spirit Realty Capital Inc.	21,161	210
WP Carey Inc.	3,281	206
City National Corp.	2,682	205
Weingarten Realty Investors	6,972	199
BioMed Realty Trust Inc.	10,694	199
American Campus Communities Inc.	6,080	197
Synovus Financial Corp.	55,781	195
Two Harbors Investment Corp.	20,861	193
* CoreLogic Inc.	5,380	190
* Gaming and Leisure Properties Inc.	4,067	188
Douglas Emmett Inc.	8,017	184
Tanger Factory Outlet Centers	5,295	175
Chimera Investment Corp.	58,733	173
Lender Processing Services Inc.	4,931	173
* Forest City Enterprises Inc. Class A	8,848	173
* Popular Inc.	5,969	171
Home Properties Inc.	3,234	170
CBL & Associates Properties Inc.	9,368	169
ProAssurance Corp.	3,485	168
Associated Banc-Corp	9,715	167
Equity Lifestyle Properties Inc.	4,704	167
StanCorp Financial Group Inc.	2,567	165
CommonWealth REIT	6,681	159
Piedmont Office Realty Trust Inc. Class A	9,629	158
First Horizon National Corp.	13,968	157
CapitalSource Inc.	11,105	156
Bank of Hawaii Corp.	2,599	154
MFA Financial Inc.	20,763	151
Aspen Insurance Holdings Ltd.	3,725	151
Hanover Insurance Group Inc.	2,475	149
* Vantiv Inc. Class A	4,916	149
Fulton Financial Corp.	11,319	148
ING US Inc.	4,192	146
Federated Investors Inc. Class B	5,296	145

TCF Financial Corp.	9,191	144
LPL Financial Holdings Inc.	3,280	141
Endurance Specialty Holdings Ltd.	2,409	137
Washington Federal Inc.	5,854	137
Post Properties Inc.	3,115	133
Brandywine Realty Trust	8,889	118
BankUnited Inc.	3,603	116
Valley National Bancorp	11,292	115
Corporate Office Properties Trust	4,945	110
* MBIA Inc.	8,148	105
Erie Indemnity Co. Class A	1,423	104
Mack-Cali Realty Corp.	5,056	103
Kemper Corp.	2,734	103
Retail Properties of America Inc.	7,533	100
BOK Financial Corp.	1,525	97
Morningstar Inc.	1,146	96
Hatteras Financial Corp.	5,691	95
First Citizens BancShares Inc. Class A	423	95
Mercury General Corp.	1,538	74
* St. Joe Co.	3,913	69
Interactive Brokers Group Inc.	2,806	68
Healthcare Trust of America Inc. Class A	6,406	65
CNA Financial Corp.	1,418	59
* TFS Financial Corp.	4,620	54
* Nationstar Mortgage Holdings Inc.	1,217	48
Artisan Partners Asset Management Inc. Class A	763	47
* American Homes 4 Rent Class A	2,823	46
American National Insurance Co.	384	44
		198,171
Health Care (12.6%)
Johnson & Johnson	161,232	15,262
Pfizer Inc.	383,864	12,180
Merck & Co. Inc.	173,325	8,637
* Gilead Sciences Inc.	87,585	6,552
Amgen Inc.	43,129	4,920
Bristol-Myers Squibb Co.	94,258	4,843
AbbVie Inc.	90,890	4,404
UnitedHealth Group Inc.	58,561	4,362
* Biogen Idec Inc.	13,630	3,966
* Celgene Corp.	24,010	3,884
Abbott Laboratories	89,482	3,417
Medtronic Inc.	58,381	3,346
* Express Scripts Holding Co.	46,948	3,162
Eli Lilly & Co.	56,926	2,859
McKesson Corp.	13,052	2,165
Baxter International Inc.	31,113	2,130
Thermo Fisher Scientific Inc.	20,616	2,079
Covidien plc	27,092	1,849
Allergan Inc.	17,011	1,651
* Actavis plc	10,010	1,632
WellPoint Inc.	17,292	1,606
Aetna Inc.	21,764	1,500
Cigna Corp.	16,419	1,436
Stryker Corp.	19,090	1,421
* Alexion Pharmaceuticals Inc.	11,213	1,396
* Regeneron Pharmaceuticals Inc.	4,600	1,352
Cardinal Health Inc.	19,667	1,270

Becton Dickinson and Co.	11,180	1,214
* Cerner Corp.	17,067	981
* Mylan Inc.	21,915	967
St. Jude Medical Inc.	16,303	952
Humana Inc.	9,080	944
AmerisourceBergen Corp. Class A	13,255	935
* Vertex Pharmaceuticals Inc.	13,440	933
* Boston Scientific Corp.	77,436	897
Zoetis Inc.	28,757	896
Zimmer Holdings Inc.	9,735	890
Perrigo Co.	5,417	844
* Intuitive Surgical Inc.	2,192	826
* Forest Laboratories Inc.	15,223	781
* Life Technologies Corp.	9,930	752
HCA Holdings Inc.	15,454	717
* Illumina Inc.	7,190	705
CR Bard Inc.	4,605	640
* DaVita HealthCare Partners Inc.	10,665	635
* Henry Schein Inc.	4,981	568
* BioMarin Pharmaceutical Inc.	8,030	565
Quest Diagnostics Inc.	9,146	557
* Laboratory Corp. of America Holdings	5,342	544
* Catamaran Corp.	11,763	537
* CareFusion Corp.	12,678	505
* Varian Medical Systems Inc.	6,252	488
* Endo Health Solutions Inc.	6,381	429
Universal Health Services Inc. Class B	5,173	426
* Edwards Lifesciences Corp.	6,494	426
* Pharmacyclics Inc.	3,335	415
ResMed Inc.	8,093	395
DENTSPLY International Inc.	8,166	388
* Hospira Inc.	9,556	376
Cooper Cos. Inc.	2,789	367
* Jazz Pharmaceuticals plc	2,993	350
* Hologic Inc.	15,534	348
Omnicare Inc.	6,033	346
* IDEXX Laboratories Inc.	3,140	327
* MEDNAX Inc.	2,933	325
* QIAGEN NV	13,388	312
* Salix Pharmaceuticals Ltd.	3,562	302
* Alkermes plc	7,262	293
* Incyte Corp. Ltd.	5,932	276
* Medivation Inc.	4,284	270
* Covance Inc.	3,199	270
* Tenet Healthcare Corp.	5,987	258
* Cubist Pharmaceuticals Inc.	3,686	253
* United Therapeutics Corp.	2,677	247
PerkinElmer Inc.	6,412	244
* Seattle Genetics Inc.	5,810	239
Teleflex Inc.	2,379	234
Community Health Systems Inc.	5,315	219
* Sirona Dental Systems Inc.	3,101	213
Patterson Cos. Inc.	5,049	209
* Health Management Associates Inc. Class A	14,883	195
Techne Corp.	2,126	182
* Theravance Inc.	4,586	173
* Mallinckrodt plc	3,311	172

* Brookdale Senior Living Inc. Class A	5,610	164
* Allscripts Healthcare Solutions Inc.	10,309	154
* Bio-Rad Laboratories Inc. Class A	1,244	153
* Alere Inc.	4,541	149
* VCA Antech Inc.	4,946	148
* Charles River Laboratories International Inc.	2,820	147
Hill-Rom Holdings Inc.	3,405	141
* LifePoint Hospitals Inc.	2,692	138
* Myriad Genetics Inc.	4,604	137
* Health Net Inc.	4,480	137
* Bruker Corp.	6,117	118
* Envision Healthcare Holdings Inc.	2,687	80
* Quintiles Transnational Holdings Inc.	1,619	70
* Ariad Pharmaceuticals Inc.	41	—
		133,769
Materials & Processing (4.2%)
Monsanto Co.	30,670	3,476
EI du Pont de Nemours & Co.	52,828	3,243
Dow Chemical Co.	69,448	2,713
Precision Castparts Corp.	8,404	2,172
Praxair Inc.	17,036	2,151
Freeport-McMoRan Copper & Gold Inc.	59,368	2,059
LyondellBasell Industries NV Class A	23,312	1,799
Ecolab Inc.	15,118	1,620
PPG Industries Inc.	8,220	1,513
Air Products & Chemicals Inc.	11,996	1,305
Ingersoll-Rand plc	16,889	1,206
International Paper Co.	25,615	1,195
Nucor Corp.	18,243	931
Sherwin-Williams Co.	5,076	929
Mosaic Co.	17,307	829
Fastenal Co.	17,098	796
CF Industries Holdings Inc.	3,412	742
Newmont Mining Corp.	28,302	703
Eastman Chemical Co.	8,914	687
Sigma-Aldrich Corp.	6,879	593
Alcoa Inc.	61,416	590
FMC Corp.	7,871	573
Celanese Corp. Class A	9,247	519
Masco Corp.	20,565	461
Ball Corp.	8,547	427
Vulcan Materials Co.	7,518	424
* WR Grace & Co.	4,363	419
Airgas Inc.	3,817	415
International Flavors & Fragrances Inc.	4,669	412
Ashland Inc.	4,497	410
Rock Tenn Co. Class A	4,126	390
Valspar Corp.	5,205	367
* Crown Holdings Inc.	8,198	362
Sealed Air Corp.	11,140	358
MeadWestvaco Corp.	10,121	355
Packaging Corp. of America	5,580	342
Reliance Steel & Aluminum Co.	4,418	325
Albemarle Corp.	4,685	322
* Owens-Illinois Inc.	9,444	312
Rockwood Holdings Inc.	4,427	303
RPM International Inc.	7,613	301

* Owens Corning	6,857	268
Timken Co.	5,032	260
* Hexcel Corp.	5,802	255
Martin Marietta Materials Inc.	2,633	254
Huntsman Corp.	11,041	253
Aptargroup Inc.	3,784	246
Lennox International Inc.	2,893	238
Sonoco Products Co.	5,876	235
Bemis Co. Inc.	5,972	233
Steel Dynamics Inc.	12,622	230
Southern Copper Corp.	9,146	230
Eagle Materials Inc.	2,869	224
United States Steel Corp.	8,306	223
Cliffs Natural Resources Inc.	8,868	222
Valmont Industries Inc.	1,518	220
Allegheny Technologies Inc.	6,083	202
Cytec Industries Inc.	2,141	192
Cabot Corp.	3,634	177
NewMarket Corp.	532	172
Royal Gold Inc.	3,781	170
Domtar Corp.	1,891	162
Carpenter Technology Corp.	2,647	160
Scotts Miracle-Gro Co. Class A	2,471	145
* MRC Global Inc.	4,632	142
Compass Minerals International Inc.	1,867	134
Westlake Chemical Corp.	1,179	133
Silgan Holdings Inc.	2,491	116
Greif Inc. Class A	1,809	99
* Tahoe Resources Inc.	4,878	87
* Armstrong World Industries Inc.	1,453	77
Kronos Worldwide Inc.	1,214	20
		44,828
Other (0.0%)
Other (0.0%)
* Brixmor Property Group Inc.	1,235	25
Producer Durables (11.4%)
General Electric Co.	593,400	15,820
United Technologies Corp.	52,787	5,852
Boeing Co.	43,543	5,846
3M Co.	39,651	5,294
Union Pacific Corp.	26,829	4,347
United Parcel Service Inc. Class B	41,647	4,264
Honeywell International Inc.	45,217	4,002
Caterpillar Inc.	37,798	3,198
Accenture plc Class A	36,913	2,860
Emerson Electric Co.	41,312	2,767
Danaher Corp.	34,396	2,573
FedEx Corp.	18,197	2,524
Automatic Data Processing Inc.	27,940	2,236
Lockheed Martin Corp.	14,941	2,117
Eaton Corp. plc	27,172	1,974
Deere & Co.	22,357	1,883
Illinois Tool Works Inc.	21,696	1,727
Raytheon Co.	18,629	1,652
CSX Corp.	58,643	1,599
Norfolk Southern Corp.	18,149	1,591
General Dynamics Corp.	17,154	1,572

Cummins Inc.	10,906	1,443
Northrop Grumman Corp.	12,808	1,443
Delta Air Lines Inc.	49,232	1,427
Waste Management Inc.	26,829	1,226
PACCAR Inc.	20,353	1,166
Agilent Technologies Inc.	19,932	1,068
Parker Hannifin Corp.	8,660	1,020
Rockwell Automation Inc.	8,061	916
Dover Corp.	9,897	898
WW Grainger Inc.	3,394	875
Pentair Ltd.	11,736	830
Paychex Inc.	18,681	817
* United Continental Holdings Inc.	20,472	804
Xerox Corp.	70,464	802
Southwest Airlines Co.	41,494	771
Kansas City Southern	6,314	764
Stanley Black & Decker Inc.	9,242	752
Roper Industries Inc.	5,661	734
Fluor Corp.	9,296	723
AMETEK Inc.	14,050	692
Flowserve Corp.	8,260	590
* Stericycle Inc.	5,011	589
Rockwell Collins Inc.	7,827	569
* Verisk Analytics Inc. Class A	8,718	568
CH Robinson Worldwide Inc.	9,261	543
Republic Services Inc. Class A	15,541	543
L-3 Communications Holdings Inc.	5,154	533
Pall Corp.	6,336	530
Textron Inc.	15,945	530
Expeditors International of Washington Inc.	11,942	519
ADT Corp.	12,502	507
* B/E Aerospace Inc.	5,676	494
* Waters Corp.	4,949	493
TransDigm Group Inc.	3,016	472
* Trimble Navigation Ltd.	14,572	465
* Jacobs Engineering Group Inc.	7,439	445
Chicago Bridge & Iron Co. NV	5,790	444
* IHS Inc. Class A	3,806	435
* Mettler-Toledo International Inc.	1,739	429
Towers Watson & Co. Class A	3,771	425
JB Hunt Transport Services Inc.	5,199	391
Wabtec Corp.	5,539	382
* United Rentals Inc.	5,425	373
Hubbell Inc. Class B	3,390	366
Xylem Inc.	10,571	365
Snap-on Inc.	3,394	360
* Quanta Services Inc.	11,919	353
Manpowergroup Inc.	4,406	352
Donaldson Co. Inc.	8,401	351
Lincoln Electric Holdings Inc.	4,798	343
Joy Global Inc.	6,060	343
IDEX Corp.	4,670	333
Cintas Corp.	5,935	329
AGCO Corp.	5,584	325
Alaska Air Group Inc.	4,051	315
* Kirby Corp.	3,282	310
Robert Half International Inc.	7,998	309

Waste Connections Inc.	7,018	308
Copa Holdings SA Class A	1,906	289
KBR Inc.	8,507	288
* Colfax Corp.	4,876	283
Avery Dennison Corp.	5,716	279
Iron Mountain Inc.	9,803	276
Graco Inc.	3,494	270
Pitney Bowes Inc.	11,524	267
Nordson Corp.	3,687	266
Carlisle Cos. Inc.	3,612	265
SPX Corp.	2,707	256
Oshkosh Corp.	5,088	248
FLIR Systems Inc.	8,110	241
AO Smith Corp.	4,414	239
* Genesee & Wyoming Inc. Class A	2,448	235
* Terex Corp.	6,462	235
Trinity Industries Inc.	4,497	233
Huntington Ingalls Industries Inc.	2,833	233
Alliant Techsystems Inc.	1,869	227
* Spirit Aerosystems Holdings Inc. Class A	6,853	224
URS Corp.	4,285	223
* Copart Inc.	6,425	221
* WESCO International Inc.	2,567	221
Triumph Group Inc.	2,964	219
Kennametal Inc.	4,598	218
ITT Corp.	5,230	213
Babcock & Wilcox Co.	6,494	211
* Old Dominion Freight Line Inc.	4,085	210
Ryder System Inc.	2,947	206
MSC Industrial Direct Co. Inc. Class A	2,659	204
Toro Co.	3,307	204
RR Donnelley & Sons Co.	10,457	193
Exelis Inc.	10,857	192
Regal-Beloit Corp.	2,590	191
* Clean Harbors Inc.	3,407	180
Crane Co.	2,809	175
National Instruments Corp.	5,591	175
* AECOM Technology Corp.	5,970	173
* Genpact Ltd.	9,425	169
Tidewater Inc.	2,811	160
Manitowoc Co. Inc.	7,724	159
Landstar System Inc.	2,675	150
* Zebra Technologies Corp.	2,858	148
Con-way Inc.	3,275	136
GATX Corp.	2,613	131
Air Lease Corp. Class A	4,084	129
* Navistar International Corp.	3,184	128
Lexmark International Inc. Class A	3,576	126
Harsco Corp.	4,495	118
Covanta Holding Corp.	5,918	106
Rollins Inc.	3,649	103
Teekay Corp.	2,278	101
* HD Supply Holdings Inc.	3,422	72
Allison Transmission Holdings Inc.	2,041	56
Booz Allen Hamilton Holding Corp. Class A	1,732	30
		121,705

Technology (15.3%)
Apple Inc.	53,870	29,955
Microsoft Corp.	479,279	18,275
* Google Inc. Class A	15,474	16,396
International Business Machines Corp.	59,805	10,746
QUALCOMM Inc.	99,199	7,299
Oracle Corp.	203,741	7,190
Intel Corp.	285,336	6,802
Cisco Systems Inc.	306,694	6,517
* Facebook Inc. Class A	97,845	4,600
Hewlett-Packard Co.	111,640	3,053
EMC Corp.	120,588	2,876
Texas Instruments Inc.	63,732	2,740
* Yahoo! Inc.	51,363	1,899
* Salesforce.com Inc.	33,908	1,766
* Adobe Systems Inc.	28,898	1,641
* Cognizant Technology Solutions Corp. Class A	17,389	1,633
Corning Inc.	84,684	1,446
* Crown Castle International Corp.	19,184	1,424
Intuit Inc.	17,122	1,271
* Micron Technology Inc.	59,118	1,247
* LinkedIn Corp. Class A	5,564	1,247
Applied Materials Inc.	68,960	1,193
Motorola Solutions Inc.	13,920	917
Western Digital Corp.	12,142	911
Symantec Corp.	40,038	900
SanDisk Corp.	13,038	889
Broadcom Corp. Class A	32,849	877
Analog Devices Inc.	17,791	858
NetApp Inc.	19,576	808
Amphenol Corp. Class A	9,236	785
Xilinx Inc.	15,055	669
* Citrix Systems Inc.	10,813	641
* SBA Communications Corp. Class A	7,395	630
Avago Technologies Ltd. Class A	14,064	629
CA Inc.	18,863	622
KLA-Tencor Corp.	9,528	609
Altera Corp.	18,442	595
* Juniper Networks Inc.	29,050	589
* Autodesk Inc.	12,798	579
Linear Technology Corp.	13,462	573
NVIDIA Corp.	33,161	517
* Red Hat Inc.	10,830	507
Microchip Technology Inc.	11,405	494
* Lam Research Corp.	9,269	483
Maxim Integrated Products Inc.	16,748	477
* VeriSign Inc.	8,193	466
Computer Sciences Corp.	8,662	456
* Equinix Inc.	2,833	455
* ANSYS Inc.	5,309	455
* Akamai Technologies Inc.	10,149	454
* Splunk Inc.	5,975	431
* 3D Systems Corp.	5,722	430
* Teradata Corp.	9,388	428
Harris Corp.	6,229	402
* VMware Inc. Class A	4,878	393
* Electronic Arts Inc.	17,456	387

* Cree Inc.	6,719	375
* F5 Networks Inc.	4,544	374
Amdocs Ltd.	9,226	373
* Gartner Inc.	5,405	349
* NCR Corp.	9,378	328
* Synopsys Inc.	8,886	325
Marvell Technology Group Ltd.	22,659	322
Avnet Inc.	7,830	312
Molex Inc.	7,976	308
* Arrow Electronics Inc.	6,000	308
* Skyworks Solutions Inc.	10,924	290
Solera Holdings Inc.	3,954	264
Activision Blizzard Inc.	15,296	263
* Concur Technologies Inc.	2,659	258
LSI Corp.	31,424	254
* Rackspace Hosting Inc.	6,566	251
IAC/InterActiveCorp	4,268	244
* Informatica Corp.	6,258	243
* ServiceNow Inc.	4,496	239
* MICROS Systems Inc.	4,442	239
Jabil Circuit Inc.	11,618	235
* TIBCO Software Inc.	9,454	229
* Brocade Communications Systems Inc.	25,369	223
* Groupon Inc.	23,955	217
* Stratasys Ltd.	1,822	215
* Cadence Design Systems Inc.	16,138	214
* Ingram Micro Inc.	8,824	207
Leidos Holdings Inc.	4,239	206
* Nuance Communications Inc.	14,927	202
AOL Inc.	4,499	201
* NetSuite Inc.	2,014	194
* Atmel Corp.	24,527	188
* Teradyne Inc.	10,902	186
* NeuStar Inc. Class A	3,772	184
* ON Semiconductor Corp.	25,882	184
* Workday Inc. Class A	2,158	178
DST Systems Inc.	1,954	173
* JDS Uniphase Corp.	13,316	162
* Zynga Inc. Class A	33,855	147
IPG Photonics Corp.	1,923	139
Compuware Corp.	12,374	136
* Fortinet Inc.	7,614	130
Diebold Inc.	3,625	124
* SolarWinds Inc.	3,690	123
* EchoStar Corp. Class A	2,269	114
* Tech Data Corp.	2,132	111
* Palo Alto Networks Inc.	1,995	100
* Vishay Intertechnology Inc.	7,368	95
* Silicon Laboratories Inc.	2,383	93
* Fairchild Semiconductor International Inc.	7,096	90
Dolby Laboratories Inc. Class A	2,480	89
Science Applications International Corp.	2,316	85
* Freescale Semiconductor Ltd.	3,084	45
* VeriFone Systems Inc.	1,700	44
* Advanced Micro Devices Inc.	9,951	36
AVX Corp.	2,522	35
CDW Corp.	1,488	33

* Tableau Software Inc. Class A	491	32
* Rovi Corp.	1,629	30
* Polycom Inc.	2,706	29
* Twitter Inc.	351	15
* Riverbed Technology Inc.	6	—
		162,924
Utilities (5.1%)
AT&T Inc.	308,718	10,870
Verizon Communications Inc.	164,226	8,149
Duke Energy Corp.	40,518	2,835
Dominion Resources Inc.	33,162	2,153
NextEra Energy Inc.	24,382	2,062
Southern Co.	49,959	2,030
Exelon Corp.	49,157	1,323
American Electric Power Co. Inc.	27,967	1,316
Sempra Energy	14,047	1,242
PPL Corp.	36,274	1,114
CenturyLink Inc.	35,029	1,075
PG&E Corp.	25,381	1,025
Public Service Enterprise Group Inc.	29,036	949
Consolidated Edison Inc.	16,898	933
Edison International	18,756	867
Xcel Energy Inc.	28,576	801
FirstEnergy Corp.	24,042	785
Northeast Utilities	17,980	739
ONEOK Inc.	11,868	689
DTE Energy Co.	10,031	669
Entergy Corp.	10,294	637
CenterPoint Energy Inc.	24,669	578
NiSource Inc.	17,916	567
Wisconsin Energy Corp.	13,183	551
AES Corp.	35,707	520
Ameren Corp.	13,838	496
NRG Energy Inc.	18,563	491
* Calpine Corp.	22,737	430
American Water Works Co. Inc.	10,143	430
* Sprint Corp.	48,895	410
CMS Energy Corp.	15,376	408
OGE Energy Corp.	11,386	392
SCANA Corp.	7,959	375
Pinnacle West Capital Corp.	6,384	341
Alliant Energy Corp.	6,370	328
MDU Resources Group Inc.	10,786	320
NV Energy Inc.	13,527	320
AGL Resources Inc.	6,779	316
Energen Corp.	4,177	301
* Level 3 Communications Inc.	9,410	286
National Fuel Gas Co.	4,179	282
Windstream Holdings Inc.	34,149	276
Pepco Holdings Inc.	14,211	271
ITC Holdings Corp.	2,988	270
Frontier Communications Corp.	57,449	269
UGI Corp.	6,564	264
T-Mobile US Inc.	9,906	258
* tw telecom inc Class A	8,600	244
Integrys Energy Group Inc.	4,512	242
Aqua America Inc.	10,006	241

Westar Energy Inc. Class A			7,662	240
Atmos Energy Corp.			5,199	231
Questar Corp.			10,044	226
TECO Energy Inc.			12,499	213
Great Plains Energy Inc.			8,909	212
Vectren Corp.			4,737	164
Telephone & Data Systems Inc.			5,327	148
Hawaiian Electric Industries Inc.			5,508	139
United States Cellular Corp.			709	31
* Intelsat SA			1,167	25
				54,369
Total Common Stocks (Cost $831,358)				1,063,571
	Coupon
Temporary Cash Investments (1.1%)[1]
Money Market Fund (1.0%)
2 Vanguard Market Liquidity Fund	0.127%		11,504,000	11,504

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.1%)
[3,4] Fannie Mae Discount Notes	0.050%	1/22/14	100	100
[4,5] Federal Home Loan Bank Discount Notes	0.045%	12/27/13	500	500
				600
Total Temporary Cash Investments (Cost $12,103)				12,104
Total Investments (101.0%) (Cost $843,461)				1,075,675
Other Assets and Liabilities-Net (-1.0%)				(11,136)
Net Assets (100%)				1,064,539

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Russell 1000 Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,063,571	—	—
Temporary Cash Investments	11,504	600	—
Total	1,075,075	600	—

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value Long	(Depreciation)

Russell 1000 Index Fund

(Short)
E-mini S&P 500 Index	December 2013	9	812	4

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $843,465,000. Net unrealized appreciation of investment securities for tax purposes was $232,210,000, consisting of unrealized gains of $240,293,000 on securities that had risen in value since their purchase and $8,083,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Value Index Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (7.0%)
	Walt Disney Co.	178,326	12,579
	Time Warner Inc.	118,340	7,776
	Wal-Mart Stores Inc.	68,944	5,585
	Ford Motor Co.	317,983	5,431
	Johnson Controls Inc.	87,394	4,414
*	General Motors Co.	105,524	4,087
	Twenty-First Century Fox Inc. Class A	66,411	2,224
*	Liberty Media Corp. Class A	12,857	1,973
	Carnival Corp.	53,507	1,932
*	Liberty Interactive Corp. Class A	62,485	1,755
	Kohl's Corp.	28,117	1,554
	Whirlpool Corp.	9,318	1,423
	McGraw Hill Financial Inc.	18,430	1,373
	Staples Inc.	84,059	1,305
	Target Corp.	17,712	1,132
*	Mohawk Industries Inc.	7,722	1,081
	Starwood Hotels & Resorts Worldwide Inc.	14,259	1,062
*	TRW Automotive Holdings Corp.	13,612	1,056
	Nielsen Holdings NV	23,888	1,031
	Best Buy Co. Inc.	25,361	1,028
	Royal Caribbean Cruises Ltd.	20,835	918
*	MGM Resorts International	47,704	916
	Gannett Co. Inc.	29,446	797
*	Sirius XM Holdings Inc.	209,642	790
	Garmin Ltd.	15,931	774
	Lear Corp.	9,181	761
	Lennar Corp. Class A	21,278	761
*	Toll Brothers Inc.	21,879	746
	Signet Jewelers Ltd.	9,593	737
	GameStop Corp. Class A	15,255	736
	DR Horton Inc.	36,418	724
	Harman International Industries Inc.	8,871	719
	Comcast Corp. Class A	14,241	710
	Foot Locker Inc.	17,228	670
*	Liberty Global plc Class A	7,604	653
	Macy's Inc.	11,301	602
	Leggett & Platt Inc.	18,715	565
	Comcast Corp.	11,200	539
	Interpublic Group of Cos. Inc.	30,569	532
	Newell Rubbermaid Inc.	15,927	483
	CBS Corp. Class B	6,890	404
*	Graham Holdings Co. Class B	536	361
*	Sears Holdings Corp.	5,341	339
	Darden Restaurants Inc.	6,076	324
*	Apollo Education Group Inc.	12,003	316
	Wendy's Co.	35,481	306
	Abercrombie & Fitch Co.	8,547	293
*	DreamWorks Animation SKG Inc. Class A	9,184	293
*	News Corp. Class A	16,100	289

* Ascena Retail Group Inc.	13,457	287
John Wiley & Sons Inc. Class A	5,570	284
DeVry Education Group Inc.	7,732	275
* Hyatt Hotels Corp. Class A	5,516	267
* Murphy USA Inc.	5,863	265
Guess? Inc.	7,334	251
CST Brands Inc.	7,409	244
Aaron's Inc.	7,897	226
Gentex Corp.	7,511	224
* Deckers Outdoor Corp.	2,429	201
* Big Lots Inc.	5,218	200
PVH Corp.	1,241	166
KAR Auction Services Inc.	5,883	162
Marriott International Inc. Class A	3,445	162
Regal Entertainment Group Class A	7,928	154
Choice Hotels International Inc.	3,212	150
* NVR Inc.	128	124
* Penn National Gaming Inc.	8,402	121
Hasbro Inc.	2,128	115
Fortune Brands Home & Security Inc.	2,548	111
Service Corp. International	5,761	104
Dillard's Inc. Class A	1,110	102
* AMERCO	416	96
Genuine Parts Co.	1,078	89
Weight Watchers International Inc.	1,616	52
* Starz	1,649	47
Coty Inc. Class A	2,406	40
DSW Inc. Class A	702	32
Chico's FAS Inc.	1,109	21
* Taylor Morrison Home Corp. Class A	437	10
* Norwegian Cruise Line Holdings Ltd.	114	4
* JC Penney Co. Inc.	192	2
American Eagle Outfitters Inc.	84	1
		81,448
Consumer Staples (5.5%)
Procter & Gamble Co.	348,376	29,340
CVS Caremark Corp.	138,005	9,241
Mondelez International Inc. Class A	226,448	7,593
Archer-Daniels-Midland Co.	77,766	3,130
Walgreen Co.	29,533	1,748
Sysco Corp.	48,974	1,647
Bunge Ltd.	18,613	1,491
Beam Inc.	20,477	1,383
JM Smucker Co.	11,807	1,231
Tyson Foods Inc. Class A	35,715	1,132
Safeway Inc.	28,292	989
Molson Coors Brewing Co. Class B	17,830	939
Kimberly-Clark Corp.	8,157	890
Energizer Holdings Inc.	8,033	887
Ingredion Inc.	8,481	587
Reynolds American Inc.	9,984	504
Campbell Soup Co.	7,320	284
Clorox Co.	3,006	280
Dean Foods Co.	11,530	207
Kellogg Co.	2,594	157
ConAgra Foods Inc.	3,935	130
* Constellation Brands Inc. Class A	1,141	80

Pinnacle Foods Inc.	1,836	51
* Sprouts Farmers Market Inc.	751	28
		63,949
Energy (14.8%)
Exxon Mobil Corp.	565,131	52,829
Chevron Corp.	246,464	30,177
ConocoPhillips	155,703	11,335
Occidental Petroleum Corp.	102,650	9,748
Phillips 66	78,843	5,488
Anadarko Petroleum Corp.	60,392	5,364
Apache Corp.	49,725	4,549
National Oilwell Varco Inc.	54,293	4,425
Marathon Petroleum Corp.	41,450	3,430
Marathon Oil Corp.	90,379	3,257
Hess Corp.	39,224	3,182
Valero Energy Corp.	69,020	3,156
Devon Energy Corp.	51,737	3,136
Baker Hughes Inc.	52,442	2,987
Spectra Energy Corp.	85,492	2,868
Noble Energy Inc.	39,664	2,786
Chesapeake Energy Corp.	73,953	1,987
Murphy Oil Corp.	24,154	1,568
Williams Cos. Inc.	38,980	1,373
HollyFrontier Corp.	25,907	1,243
Cimarex Energy Co.	11,124	1,052
CONSOL Energy Inc.	28,980	1,031
Tesoro Corp.	17,437	1,022
Helmerich & Payne Inc.	12,057	928
* Whiting Petroleum Corp.	13,920	841
Pioneer Natural Resources Co.	4,628	823
* Denbury Resources Inc.	48,097	802
* Oil States International Inc.	6,891	705
QEP Resources Inc.	21,020	673
* Cameron International Corp.	11,995	664
Peabody Energy Corp.	35,035	638
Nabors Industries Ltd.	38,301	634
* Rowan Cos. plc Class A	16,280	564
Diamond Offshore Drilling Inc.	9,119	548
* Superior Energy Services Inc.	20,938	534
* First Solar Inc.	8,843	529
* Newfield Exploration Co.	17,833	501
* WPX Energy Inc.	24,834	462
Patterson-UTI Energy Inc.	18,282	426
* Ultra Petroleum Corp.	18,983	389
EOG Resources Inc.	2,300	380
* SandRidge Energy Inc.	61,076	341
* Atwood Oceanics Inc.	5,736	302
* Unit Corp.	6,067	292
World Fuel Services Corp.	7,222	277
Kinder Morgan Inc.	6,791	241
Golar LNG Ltd.	5,331	194
EQT Corp.	1,636	139
* Gulfport Energy Corp.	1,848	108
* Cobalt International Energy Inc.	2,718	61
Frank's International NV	2,387	57
* McDermott International Inc.	4,828	39
RPC Inc.	1,462	26

* Laredo Petroleum Holdings Inc.	529	14
PBF Energy Inc. Class A	146	4
		171,129
Financial Services (29.3%)
JPMorgan Chase & Co.	480,424	27,490
Wells Fargo & Co.	613,684	27,014
* Berkshire Hathaway Inc. Class B	228,772	26,659
Bank of America Corp.	1,370,206	21,677
Citigroup Inc.	386,737	20,466
Goldman Sachs Group Inc.	58,384	9,863
American International Group Inc.	187,389	9,323
US Bancorp	235,507	9,237
Morgan Stanley	193,268	6,049
MetLife Inc.	113,485	5,923
Capital One Financial Corp.	74,471	5,334
PNC Financial Services Group Inc.	67,336	5,181
Bank of New York Mellon Corp.	147,617	4,975
ACE Ltd.	43,241	4,444
State Street Corp.	57,939	4,207
Aflac Inc.	59,179	3,928
Discover Financial Services	62,509	3,332
CME Group Inc.	40,501	3,319
BlackRock Inc.	10,780	3,264
Allstate Corp.	59,839	3,247
Prudential Financial Inc.	36,207	3,214
Travelers Cos. Inc.	34,786	3,156
BB&T Corp.	89,477	3,108
Charles Schwab Corp.	121,139	2,965
Chubb Corp.	28,191	2,719
SunTrust Banks Inc.	68,626	2,486
Prologis Inc.	63,151	2,395
Equity Residential	45,820	2,362
Fifth Third Bancorp	111,196	2,259
HCP Inc.	57,706	2,122
Hartford Financial Services Group Inc.	58,207	2,074
Health Care REIT Inc.	36,261	2,030
Invesco Ltd.	56,852	1,981
AvalonBay Communities Inc.	16,602	1,968
M&T Bank Corp.	16,537	1,908
Ameriprise Financial Inc.	17,597	1,905
Principal Financial Group Inc.	37,035	1,875
Thomson Reuters Corp.	47,790	1,786
Northern Trust Corp.	30,277	1,786
Regions Financial Corp.	181,175	1,763
Host Hotels & Resorts Inc.	95,468	1,758
Boston Properties Inc.	17,602	1,751
Lincoln National Corp.	33,940	1,742
Vornado Realty Trust	19,399	1,706
Fidelity National Information Services Inc.	33,374	1,691
Loews Corp.	35,672	1,689
General Growth Properties Inc.	75,043	1,557
SLM Corp.	56,189	1,497
Simon Property Group Inc.	9,949	1,491
KeyCorp	116,230	1,482
CIT Group Inc.	25,522	1,288
Annaly Capital Management Inc.	119,754	1,217
XL Group plc Class A	37,162	1,189

Ventas Inc.	20,588	1,170
Unum Group	34,035	1,143
* IntercontinentalExchange Group Inc.	5,350	1,141
Marsh & McLennan Cos. Inc.	23,373	1,109
Cincinnati Financial Corp.	20,833	1,092
Comerica Inc.	23,748	1,077
Kimco Realty Corp.	52,128	1,075
SL Green Realty Corp.	11,777	1,065
American Capital Agency Corp.	50,596	1,031
Macerich Co.	17,579	1,001
* Markel Corp.	1,774	989
Everest Re Group Ltd.	6,281	985
Huntington Bancshares Inc.	107,019	982
Realty Income Corp.	24,982	952
* Genworth Financial Inc. Class A	62,995	952
* Arch Capital Group Ltd.	16,005	942
Leucadia National Corp.	32,828	941
New York Community Bancorp Inc.	56,595	935
Torchmark Corp.	11,881	903
TD Ameritrade Holding Corp.	29,854	859
* Alleghany Corp.	2,165	853
Fidelity National Financial Inc. Class A	29,236	850
First Republic Bank	15,044	769
Raymond James Financial Inc.	15,756	759
UDR Inc.	32,221	750
Aon plc	9,142	746
Essex Property Trust Inc.	4,766	724
PartnerRe Ltd.	7,003	721
Starwood Property Trust Inc.	25,235	703
Reinsurance Group of America Inc. Class A	9,367	702
Zions Bancorporation	23,825	699
* E*TRADE Financial Corp.	37,265	668
Assurant Inc.	10,080	655
Camden Property Trust	11,125	644
Ares Capital Corp.	34,942	642
Hudson City Bancorp Inc.	68,721	642
Duke Realty Corp.	41,747	634
DDR Corp.	38,605	617
People's United Financial Inc.	40,270	610
East West Bancorp Inc.	17,643	605
* American Capital Ltd.	39,417	603
HCC Insurance Holdings Inc.	13,017	599
WR Berkley Corp.	13,493	591
* Signature Bank	5,541	589
* Howard Hughes Corp.	5,141	587
Mid-America Apartment Communities Inc.	9,695	584
Old Republic International Corp.	33,762	581
Axis Capital Holdings Ltd.	11,688	574
NASDAQ OMX Group Inc.	14,572	573
* SVB Financial Group	5,644	571
Legg Mason Inc.	14,475	566
Alexandria Real Estate Equities Inc.	8,914	564
Extra Space Storage Inc.	13,372	561
Liberty Property Trust	16,824	545
Jones Lang LaSalle Inc.	5,514	539
Kilroy Realty Corp.	10,631	535
RenaissanceRe Holdings Ltd.	5,585	529

First Niagara Financial Group Inc.	46,295	516
Senior Housing Properties Trust	22,764	516
Protective Life Corp.	10,367	497
Assured Guaranty Ltd.	20,964	492
BRE Properties Inc.	9,574	490
White Mountains Insurance Group Ltd.	812	489
American Financial Group Inc.	8,340	481
Commerce Bancshares Inc.	10,640	480
Validus Holdings Ltd.	11,893	476
Hospitality Properties Trust	17,375	472
WP Carey Inc.	7,502	471
Cullen/Frost Bankers Inc.	6,529	469
City National Corp.	6,122	467
National Retail Properties Inc.	14,637	465
BioMed Realty Trust Inc.	24,536	456
Taubman Centers Inc.	6,919	452
Progressive Corp.	15,625	436
Weingarten Realty Investors	15,089	431
Synovus Financial Corp.	121,832	425
American Campus Communities Inc.	12,983	421
Two Harbors Investment Corp.	45,073	417
* CoreLogic Inc.	11,776	415
Douglas Emmett Inc.	17,634	405
* Gaming and Leisure Properties Inc.	8,401	387
* MSCI Inc. Class A	8,660	384
* Forest City Enterprises Inc. Class A	19,567	382
Chimera Investment Corp.	128,245	378
ProAssurance Corp.	7,711	371
Home Properties Inc.	7,002	368
Spirit Realty Capital Inc.	36,867	366
* Popular Inc.	12,753	364
Associated Banc-Corp	20,694	357
CommonWealth REIT	14,852	355
StanCorp Financial Group Inc.	5,455	350
CapitalSource Inc.	24,211	340
Piedmont Office Realty Trust Inc. Class A	20,656	338
First Horizon National Corp.	29,771	334
Aspen Insurance Holdings Ltd.	8,136	329
Allied World Assurance Co. Holdings AG	2,916	328
Bank of Hawaii Corp.	5,543	328
MFA Financial Inc.	44,596	325
ING US Inc.	9,216	322
TCF Financial Corp.	20,208	317
Fulton Financial Corp.	23,932	313
Regency Centers Corp.	6,558	307
Washington Federal Inc.	12,900	302
Federal Realty Investment Trust	2,798	290
Post Properties Inc.	6,709	288
Brandywine Realty Trust	19,262	256
BankUnited Inc.	7,920	256
Valley National Bancorp	24,685	251
Brown & Brown Inc.	7,838	248
CBL & Associates Properties Inc.	13,522	244
Hanover Insurance Group Inc.	3,966	239
* MBIA Inc.	17,529	226
Retail Properties of America Inc.	16,519	220
Kemper Corp.	5,829	219

First Citizens BancShares Inc. Class A	935	210
BOK Financial Corp.	3,265	207
Apartment Investment & Management Co. Class A	8,101	203
Public Storage	1,322	202
Endurance Specialty Holdings Ltd.	3,483	198
Corrections Corp. of America	5,186	173
Mercury General Corp.	3,320	160
Digital Realty Trust Inc.	3,360	159
Total System Services Inc.	4,596	143
Healthcare Trust of America Inc. Class A	13,807	140
Interactive Brokers Group Inc.	5,726	139
CNA Financial Corp.	3,344	139
* St. Joe Co.	7,675	136
American National Insurance Co.	1,136	131
* TFS Financial Corp.	9,362	110
Equity Lifestyle Properties Inc.	2,856	101
Corporate Office Properties Trust	3,815	85
Federated Investors Inc. Class B	3,094	84
* American Homes 4 Rent Class A	5,103	84
* Realogy Holdings Corp.	1,637	78
Lender Processing Services Inc.	1,774	62
LPL Financial Holdings Inc.	1,421	61
Artisan Partners Asset Management Inc. Class A	954	59
Dun & Bradstreet Corp.	317	37
SEI Investments Co.	900	30
Mack-Cali Realty Corp.	310	6
Hatteras Financial Corp.	123	2
		339,340
Health Care (13.0%)
Johnson & Johnson	310,998	29,439
Pfizer Inc.	850,076	26,973
Merck & Co. Inc.	383,841	19,127
UnitedHealth Group Inc.	129,943	9,678
Abbott Laboratories	198,578	7,584
Medtronic Inc.	128,912	7,389
Eli Lilly & Co.	98,459	4,945
Thermo Fisher Scientific Inc.	45,585	4,597
Covidien plc	59,791	4,081
WellPoint Inc.	38,344	3,561
Cigna Corp.	34,383	3,007
Cardinal Health Inc.	43,351	2,801
Aetna Inc.	35,258	2,430
Humana Inc.	19,967	2,076
* Boston Scientific Corp.	171,974	1,992
Zimmer Holdings Inc.	20,130	1,840
* Forest Laboratories Inc.	33,680	1,728
Bristol-Myers Squibb Co.	28,838	1,482
HCA Holdings Inc.	31,359	1,456
Stryker Corp.	17,589	1,309
Quest Diagnostics Inc.	18,754	1,143
* CareFusion Corp.	27,903	1,112
* Express Scripts Holding Co.	13,141	885
* Hospira Inc.	21,216	834
St. Jude Medical Inc.	13,273	775
Omnicare Inc.	13,533	775
* QIAGEN NV	30,223	704
DENTSPLY International Inc.	13,424	639

* Life Technologies Corp.	7,472	566
* Hologic Inc.	24,982	559
PerkinElmer Inc.	13,885	528
Teleflex Inc.	5,181	509
Community Health Systems Inc.	10,773	444
* Mallinckrodt plc	7,248	377
* Bio-Rad Laboratories Inc. Class A	2,734	335
* VCA Antech Inc.	11,024	330
* Allscripts Healthcare Solutions Inc.	21,895	327
* Alere Inc.	9,990	327
Hill-Rom Holdings Inc.	7,326	303
Universal Health Services Inc. Class B	3,651	301
* LifePoint Hospitals Inc.	5,848	300
* Health Net Inc.	9,747	298
* MEDNAX Inc.	2,390	265
Techne Corp.	2,762	236
Cooper Cos. Inc.	1,567	207
* Charles River Laboratories International Inc.	3,358	175
* Quintiles Transnational Holdings Inc.	1,922	83
* Envision Healthcare Holdings Inc.	2,138	63
Patterson Cos. Inc.	1,078	45
		150,940
Materials & Processing (3.0%)
Dow Chemical Co.	133,564	5,217
Freeport-McMoRan Copper & Gold Inc.	131,804	4,572
Air Products & Chemicals Inc.	26,438	2,877
Nucor Corp.	40,399	2,063
Mosaic Co.	38,553	1,847
CF Industries Holdings Inc.	7,474	1,625
Newmont Mining Corp.	63,127	1,567
Alcoa Inc.	135,429	1,301
Vulcan Materials Co.	16,587	935
Ashland Inc.	10,154	925
MeadWestvaco Corp.	22,734	798
Ingersoll-Rand plc	11,058	790
Reliance Steel & Aluminum Co.	10,067	740
* Owens Corning	15,523	608
Timken Co.	11,193	579
Huntsman Corp.	25,141	577
Steel Dynamics Inc.	28,904	527
United States Steel Corp.	19,033	510
Sonoco Products Co.	12,561	503
Cliffs Natural Resources Inc.	18,980	475
Albemarle Corp.	6,657	457
Allegheny Technologies Inc.	13,392	445
Cytec Industries Inc.	4,872	436
Cabot Corp.	7,992	390
International Paper Co.	7,780	363
Domtar Corp.	4,062	347
Carpenter Technology Corp.	5,686	343
PPG Industries Inc.	1,574	290
Bemis Co. Inc.	7,118	278
* Owens-Illinois Inc.	8,354	276
Royal Gold Inc.	5,906	266
Rock Tenn Co. Class A	2,456	232
Rockwood Holdings Inc.	3,039	208
* MRC Global Inc.	5,889	180

Greif Inc. Class A	3,111	171
* Tahoe Resources Inc.	9,128	162
Aptargroup Inc.	2,477	161
* WR Grace & Co.	1,286	124
* Crown Holdings Inc.	2,663	118
Sigma-Aldrich Corp.	874	75
Kronos Worldwide Inc.	2,634	44
RPM International Inc.	1,097	43
Westlake Chemical Corp.	322	36
		34,481

Other (0.0%)
* Brixmor Property Group Inc.	2,638	53

Producer Durables (10.5%)
General Electric Co.	1,314,203	35,037
Caterpillar Inc.	68,492	5,794
FedEx Corp.	40,320	5,592
Danaher Corp.	60,610	4,534
Eaton Corp. plc	60,095	4,366
Raytheon Co.	41,421	3,673
General Dynamics Corp.	38,148	3,497
Northrop Grumman Corp.	28,308	3,190
Norfolk Southern Corp.	32,717	2,869
Waste Management Inc.	54,541	2,491
Illinois Tool Works Inc.	30,211	2,404
PACCAR Inc.	39,330	2,254
Parker Hannifin Corp.	19,075	2,248
Agilent Technologies Inc.	39,128	2,096
Pentair Ltd.	25,800	1,825
3M Co.	13,526	1,806
CSX Corp.	65,750	1,793
Xerox Corp.	157,553	1,793
Delta Air Lines Inc.	59,603	1,727
Emerson Electric Co.	22,935	1,536
Stanley Black & Decker Inc.	18,630	1,516
Southwest Airlines Co.	81,287	1,511
Republic Services Inc. Class A	34,431	1,202
Textron Inc.	35,402	1,176
L-3 Communications Holdings Inc.	11,355	1,175
ADT Corp.	27,850	1,130
* Jacobs Engineering Group Inc.	16,726	1,000
Towers Watson & Co. Class A	8,439	950
United Technologies Corp.	7,453	826
Manpowergroup Inc.	9,864	788
Xylem Inc.	22,495	777
Joy Global Inc.	13,711	775
AGCO Corp.	12,561	732
Snap-on Inc.	6,612	702
Fluor Corp.	8,416	655
KBR Inc.	19,119	647
* Quanta Services Inc.	21,539	638
Cummins Inc.	4,425	586
Carlisle Cos. Inc.	7,946	584
SPX Corp.	6,103	578
Trinity Industries Inc.	10,376	539
Oshkosh Corp.	10,919	532

* Terex Corp.	14,583	530
Alliant Techsystems Inc.	4,273	518
URS Corp.	9,939	516
Cintas Corp.	9,223	512
Dover Corp.	5,633	511
Ryder System Inc.	6,869	480
* WESCO International Inc.	5,501	473
Kennametal Inc.	9,772	464
* Spirit Aerosystems Holdings Inc. Class A	13,774	450
Avery Dennison Corp.	8,480	415
Regal-Beloit Corp.	5,612	413
Exelis Inc.	23,200	410
Triumph Group Inc.	5,495	406
Tidewater Inc.	6,083	347
* AECOM Technology Corp.	11,422	332
Pitney Bowes Inc.	14,040	325
AO Smith Corp.	5,976	324
* Zebra Technologies Corp.	5,801	301
GATX Corp.	5,860	294
* Genesee & Wyoming Inc. Class A	2,995	288
Air Lease Corp. Class A	8,768	278
* Kirby Corp.	2,906	274
Lexmark International Inc. Class A	7,708	273
Harsco Corp.	9,264	242
Hubbell Inc. Class B	2,233	241
* Navistar International Corp.	5,953	239
Covanta Holding Corp.	13,082	234
Teekay Corp.	4,765	211
RR Donnelley & Sons Co.	10,252	190
Con-way Inc.	4,408	182
Paychex Inc.	4,040	177
FLIR Systems Inc.	5,402	160
Babcock & Wilcox Co.	4,400	143
Rockwell Collins Inc.	1,896	138
Allison Transmission Holdings Inc.	3,695	101
* B/E Aerospace Inc.	826	72
* HD Supply Holdings Inc.	2,844	60
Iron Mountain Inc.	2,099	59
Alaska Air Group Inc.	726	56
IDEX Corp.	791	56
Donaldson Co. Inc.	1,320	55
Waste Connections Inc.	792	35
Crane Co.	524	33
Booz Allen Hamilton Holding Corp. Class A	119	2
		121,364
Technology (8.3%)
Apple Inc.	29,005	16,129
Cisco Systems Inc.	679,558	14,441
Intel Corp.	590,981	14,089
Hewlett-Packard Co.	246,699	6,747
* Yahoo! Inc.	113,554	4,199
Corning Inc.	187,847	3,208
EMC Corp.	133,806	3,191
* Micron Technology Inc.	130,633	2,756
* Adobe Systems Inc.	39,090	2,220
Western Digital Corp.	26,708	2,004
CA Inc.	41,634	1,374

KLA-Tencor Corp.	20,989	1,341
NVIDIA Corp.	73,480	1,146
Broadcom Corp. Class A	41,005	1,094
Analog Devices Inc.	22,276	1,074
* Juniper Networks Inc.	52,629	1,067
SanDisk Corp.	15,653	1,067
Computer Sciences Corp.	19,242	1,012
Applied Materials Inc.	52,343	906
Altera Corp.	26,995	871
Amdocs Ltd.	20,665	836
* Lam Research Corp.	15,965	832
Harris Corp.	11,724	756
* Synopsys Inc.	19,897	729
Marvell Technology Group Ltd.	50,909	724
Avnet Inc.	17,717	707
* Arrow Electronics Inc.	13,618	699
Molex Inc.	18,083	699
Activision Blizzard Inc.	34,641	596
Symantec Corp.	24,715	556
* Brocade Communications Systems Inc.	58,375	513
LSI Corp.	63,521	513
Jabil Circuit Inc.	25,135	509
* MICROS Systems Inc.	8,785	472
Leidos Holdings Inc.	9,695	471
* Ingram Micro Inc.	20,085	471
* Nuance Communications Inc.	34,141	462
AOL Inc.	10,231	456
* Teradyne Inc.	23,529	401
* VeriFone Systems Inc.	13,385	343
* Zynga Inc. Class A	72,125	314
Compuware Corp.	26,377	290
Diebold Inc.	7,809	266
* Autodesk Inc.	5,715	259
* EchoStar Corp. Class A	4,990	250
* Tech Data Corp.	4,626	240
* Polycom Inc.	21,413	230
* Vishay Intertechnology Inc.	16,242	210
* Stratasys Ltd.	1,778	209
* Rovi Corp.	11,203	206
* Electronic Arts Inc.	8,658	192
Science Applications International Corp.	5,133	189
Dolby Laboratories Inc. Class A	3,363	121
Avago Technologies Ltd. Class A	2,655	119
Motorola Solutions Inc.	1,701	112
* Skyworks Solutions Inc.	4,094	109
* JDS Uniphase Corp.	6,770	82
AVX Corp.	5,908	81
DST Systems Inc.	851	75
* Freescale Semiconductor Ltd.	3,634	53
CDW Corp.	2,153	48
* Silicon Laboratories Inc.	733	29
* ON Semiconductor Corp.	2,578	18
* Riverbed Technology Inc.	1,036	18
* Fairchild Semiconductor International Inc.	347	4
		95,405
Utilities (8.5%)
AT&T Inc.	683,837	24,078

Duke Energy Corp.	89,574	6,267
Dominion Resources Inc.	73,597	4,777
NextEra Energy Inc.	53,951	4,564
Southern Co.	111,019	4,511
Exelon Corp.	109,293	2,941
American Electric Power Co. Inc.	61,547	2,896
Sempra Energy	30,831	2,727
PPL Corp.	80,062	2,459
CenturyLink Inc.	77,126	2,368
PG&E Corp.	56,231	2,270
Public Service Enterprise Group Inc.	64,276	2,101
Consolidated Edison Inc.	37,440	2,067
Edison International	41,759	1,930
Xcel Energy Inc.	63,716	1,785
FirstEnergy Corp.	53,491	1,745
Northeast Utilities	39,818	1,636
DTE Energy Co.	22,068	1,473
Entergy Corp.	22,568	1,397
CenterPoint Energy Inc.	54,388	1,274
NiSource Inc.	39,640	1,253
Wisconsin Energy Corp.	29,022	1,212
AES Corp.	78,918	1,150
Ameren Corp.	30,961	1,110
NRG Energy Inc.	41,159	1,089
American Water Works Co. Inc.	22,582	956
CMS Energy Corp.	34,250	909
OGE Energy Corp.	25,316	871
* Calpine Corp.	44,931	850
SCANA Corp.	17,926	846
Pinnacle West Capital Corp.	14,263	761
* Sprint Corp.	89,865	754
Alliant Energy Corp.	14,224	733
MDU Resources Group Inc.	24,321	722
NV Energy Inc.	30,393	719
AGL Resources Inc.	15,244	709
Energen Corp.	9,430	681
National Fuel Gas Co.	9,553	645
Pepco Holdings Inc.	32,436	619
Frontier Communications Corp.	129,898	608
UGI Corp.	14,913	600
T-Mobile US Inc.	22,453	584
Integrys Energy Group Inc.	10,296	553
Atmos Energy Corp.	11,881	528
Westar Energy Inc. Class A	16,778	526
TECO Energy Inc.	26,886	458
Great Plains Energy Inc.	19,088	453
Questar Corp.	20,090	452
* Level 3 Communications Inc.	13,297	405
Vectren Corp.	10,161	352
Telephone & Data Systems Inc.	11,740	327
Hawaiian Electric Industries Inc.	12,148	307
ONEOK Inc.	1,625	94
United States Cellular Corp.	1,624	72
Aqua America Inc.	2,692	65
* Intelsat SA	2,423	52

Windstream Holdings Inc.			3,682	30
				98,321
Total Common Stocks (Cost $945,318)				1,156,430
	Coupon
Temporary Cash Investments (0.6%)[1]
Money Market Fund (0.6%)
2 Vanguard Market Liquidity Fund	0.127%		6,458,609	6,459

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.100%	12/6/13	300	300
Total Temporary Cash Investments (Cost $6,759)				6,759
Total Investments (100.5%) (Cost $952,077)				1,163,189
Other Assets and Liabilities-Net (-0.5%)				(5,397)
Net Assets (100%)				1,157,792

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,156,430	—	—
Temporary Cash Investments	6,459	300	—
Total	1,162,889	300	—

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
E-mini S&P 500 Index	December 2013	10	902	18

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $952,094,000. Net unrealized appreciation of investment securities for tax purposes was $211,095,000 consisting of unrealized gains of $220,864,000 on securities that had risen in value since their purchase and $9,769,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 1000 Growth Index Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (22.9%)
*	Amazon.com Inc.	53,650	21,118
	Comcast Corp. Class A	353,807	17,644
	Home Depot Inc.	213,152	17,195
	McDonald's Corp.	146,514	14,266
	Wal-Mart Stores Inc.	155,637	12,608
*	eBay Inc.	189,595	9,578
*	priceline.com Inc.	7,519	8,965
	Starbucks Corp.	109,124	8,889
	NIKE Inc. Class B	103,235	8,170
	Costco Wholesale Corp.	63,710	7,991
	Lowe's Cos. Inc.	158,880	7,544
	Twenty-First Century Fox Inc. Class A	213,785	7,160
	TJX Cos. Inc.	105,128	6,610
	Time Warner Cable Inc.	42,397	5,860
	Viacom Inc. Class B	70,941	5,687
	Yum! Brands Inc.	65,506	5,088
*	DIRECTV	75,985	5,023
	CBS Corp. Class B	81,855	4,793
	Target Corp.	73,255	4,683
*	Liberty Global plc Class A	48,517	4,163
	Walt Disney Co.	58,376	4,118
	Las Vegas Sands Corp.	57,007	4,086
	Ford Motor Co.	197,603	3,375
*	Discovery Communications Inc. Class A	35,807	3,125
	VF Corp.	12,817	3,007
*	Dollar General Corp.	48,012	2,734
	Omnicom Group Inc.	37,986	2,714
*	Netflix Inc.	7,356	2,691
	Delphi Automotive plc	45,862	2,685
	Estee Lauder Cos. Inc. Class A	34,052	2,553
*	Bed Bath & Beyond Inc.	32,039	2,500
	Ross Stores Inc.	32,169	2,460
*	Michael Kors Holdings Ltd.	29,550	2,410
*	AutoZone Inc.	5,206	2,403
	Coach Inc.	41,327	2,393
*	Chipotle Mexican Grill Inc. Class A	4,522	2,369
	Mattel Inc.	50,775	2,349
	Macy's Inc.	43,643	2,324
	L Brands Inc.	35,222	2,289
	Harley-Davidson Inc.	32,945	2,208
*	O'Reilly Automotive Inc.	16,050	2,006
	Wynn Resorts Ltd.	11,805	1,958
*	Dollar Tree Inc.	32,523	1,810
	BorgWarner Inc.	16,740	1,794
	Genuine Parts Co.	21,270	1,762
	Gap Inc.	40,538	1,661
	DISH Network Corp. Class A	30,327	1,642
*	CarMax Inc.	32,527	1,638
*	Tesla Motors Inc.	12,262	1,561

Ralph Lauren Corp. Class A	8,820	1,545
Tractor Supply Co.	20,288	1,485
* TripAdvisor Inc.	16,579	1,464
Tiffany & Co.	16,233	1,447
Wyndham Worldwide Corp.	20,125	1,443
* LKQ Corp.	43,313	1,436
Marriott International Inc. Class A	29,836	1,403
McGraw Hill Financial Inc.	18,821	1,402
PVH Corp.	10,453	1,400
Nordstrom Inc.	21,035	1,309
* Charter Communications Inc. Class A	9,627	1,301
Polaris Industries Inc.	9,431	1,259
* Hertz Global Holdings Inc.	50,137	1,216
* Ulta Salon Cosmetics & Fragrance Inc.	9,454	1,200
Scripps Networks Interactive Inc. Class A	15,971	1,191
Avon Products Inc.	62,765	1,119
PetSmart Inc.	14,906	1,105
H&R Block Inc.	39,436	1,100
Advance Auto Parts Inc.	10,810	1,092
Nu Skin Enterprises Inc. Class A	8,423	1,077
PulteGroup Inc.	56,143	1,053
* Jarden Corp.	18,353	1,032
Hanesbrands Inc.	14,281	1,001
Expedia Inc.	15,524	989
* Under Armour Inc. Class A	12,129	979
Family Dollar Stores Inc.	13,944	973
* News Corp. Class A	53,048	953
* Fossil Group Inc.	7,416	944
Fortune Brands Home & Security Inc.	21,108	920
Starwood Hotels & Resorts Worldwide Inc.	12,008	894
Williams-Sonoma Inc.	14,216	840
Dick's Sporting Goods Inc.	14,341	811
* Sirius XM Holdings Inc.	211,038	796
Goodyear Tire & Rubber Co.	35,672	794
Hasbro Inc.	14,241	766
Dunkin' Brands Group Inc.	15,483	758
* WABCO Holdings Inc.	8,510	754
Newell Rubbermaid Inc.	24,279	737
* Panera Bread Co. Class A	4,117	728
Tupperware Brands Corp.	7,704	704
* Sally Beauty Holdings Inc.	24,689	695
Darden Restaurants Inc.	12,389	661
International Game Technology	37,761	660
* Liberty Ventures Class A	5,323	647
Carter's Inc.	8,684	614
* Urban Outfitters Inc.	15,702	613
* Pandora Media Inc.	20,574	584
* Avis Budget Group Inc.	15,593	575
* Lamar Advertising Co. Class A	11,337	566
* AMC Networks Inc. Class A	8,756	562
* Visteon Corp.	7,133	561
Domino's Pizza Inc.	8,076	558
Cinemark Holdings Inc.	16,812	555
* NVR Inc.	570	553
* Madison Square Garden Co. Class A	8,865	500
Interpublic Group of Cos. Inc.	28,500	496
Cablevision Systems Corp. Class A	28,312	475

Brinker International Inc.	9,581	451
* Tempur Sealy International Inc.	8,740	446
Service Corp. International	23,941	433
Best Buy Co. Inc.	10,541	427
* Cabela's Inc.	6,887	422
* Starz	14,902	421
DSW Inc. Class A	9,390	421
* Bally Technologies Inc.	5,578	416
Chico's FAS Inc.	21,996	411
* Lions Gate Entertainment Corp.	11,618	368
* AutoNation Inc.	7,352	361
Gentex Corp.	11,905	355
Six Flags Entertainment Corp.	9,507	354
Thor Industries Inc.	6,310	341
Burger King Worldwide Inc.	14,491	307
* HomeAway Inc.	8,234	301
American Eagle Outfitters Inc.	18,016	293
Dillard's Inc. Class A	2,675	245
Nielsen Holdings NV	4,528	195
* Deckers Outdoor Corp.	2,204	182
* Liberty Interactive Corp. Class A	6,225	175
* AMERCO	588	136
SeaWorld Entertainment Inc.	4,457	133
Whirlpool Corp.	862	132
* Norwegian Cruise Line Holdings Ltd.	3,693	126
KAR Auction Services Inc.	4,173	115
Lear Corp.	1,320	109
Foot Locker Inc.	2,660	103
Coty Inc. Class A	5,494	90
* Taylor Morrison Home Corp. Class A	4,113	90
* Big Lots Inc.	2,313	89
Signet Jewelers Ltd.	1,058	81
Weight Watchers International Inc.	2,224	72
* Ascena Retail Group Inc.	2,725	58
Regal Entertainment Group Class A	2,676	52
Clear Channel Outdoor Holdings Inc. Class A	5,790	51
Aaron's Inc.	1,662	48
Abercrombie & Fitch Co.	1,248	43
Choice Hotels International Inc.	249	12
		315,820
Consumer Staples (10.4%)
Coca-Cola Co.	558,102	22,430
Philip Morris International Inc.	238,704	20,419
PepsiCo Inc.	225,630	19,057
Altria Group Inc.	293,166	10,841
Colgate-Palmolive Co.	135,904	8,944
Walgreen Co.	104,270	6,173
Kimberly-Clark Corp.	46,969	5,127
General Mills Inc.	93,856	4,733
Kraft Foods Group Inc.	86,504	4,595
Kroger Co.	76,151	3,179
Whole Foods Market Inc.	54,234	3,070
Lorillard Inc.	55,325	2,840
Mead Johnson Nutrition Co.	29,716	2,511
Kellogg Co.	35,147	2,131
Hershey Co.	21,775	2,110
ConAgra Foods Inc.	55,874	1,843

Reynolds American Inc.	35,128	1,772
Brown-Forman Corp. Class B	22,280	1,671
Coca-Cola Enterprises Inc.	39,691	1,665
Clorox Co.	16,011	1,492
* Constellation Brands Inc. Class A	21,036	1,481
* Green Mountain Coffee Roasters Inc.	21,677	1,461
Dr Pepper Snapple Group Inc.	29,606	1,429
CVS Caremark Corp.	20,416	1,367
Church & Dwight Co. Inc.	20,440	1,334
McCormick & Co. Inc.	19,201	1,325
* Monster Beverage Corp.	19,540	1,156
Sysco Corp.	29,826	1,003
Hormel Foods Corp.	19,386	873
Herbalife Ltd.	12,379	863
GNC Holdings Inc. Class A	14,258	858
Campbell Soup Co.	16,797	650
Hillshire Brands Co.	17,811	595
Flowers Foods Inc.	24,799	539
* WhiteWave Foods Co. Class A	20,042	426
Archer-Daniels-Midland Co.	7,333	295
* Fresh Market Inc.	5,926	241
JM Smucker Co.	2,012	210
Ingredion Inc.	1,447	100
Safeway Inc.	2,747	96
* Sprouts Farmers Market Inc.	2,084	79
Pinnacle Foods Inc.	2,830	78
		143,062
Energy (4.5%)
Schlumberger Ltd.	194,129	17,165
Halliburton Co.	136,026	7,166
EOG Resources Inc.	37,260	6,148
Kinder Morgan Inc.	88,561	3,148
Pioneer Natural Resources Co.	14,793	2,630
Seadrill Ltd.	51,891	2,216
Cabot Oil & Gas Corp.	61,966	2,135
* Southwestern Energy Co.	51,729	2,000
Williams Cos. Inc.	55,170	1,943
Range Resources Corp.	23,722	1,842
EQT Corp.	20,276	1,726
* FMC Technologies Inc.	34,966	1,682
* Concho Resources Inc.	15,165	1,576
* Cheniere Energy Inc.	34,890	1,381
* Cameron International Corp.	22,625	1,253
Oceaneering International Inc.	15,782	1,218
SM Energy Co.	9,656	851
* Cobalt International Energy Inc.	36,536	812
* Continental Resources Inc.	6,152	661
* Dril-Quip Inc.	5,930	644
* Oasis Petroleum Inc.	13,663	630
* Dresser-Rand Group Inc.	11,125	628
* Gulfport Energy Corp.	9,104	532
Noble Energy Inc.	6,566	461
Anadarko Petroleum Corp.	3,967	352
Baker Hughes Inc.	4,100	234
* SolarCity Corp.	3,443	180
* Kosmos Energy Ltd.	14,722	153
* Laredo Petroleum Holdings Inc.	5,443	147

RPC Inc.	7,393	131
CVR Energy Inc.	2,331	92
QEP Resources Inc.	2,667	85
* Whiting Petroleum Corp.	1,376	83
* Atwood Oceanics Inc.	1,553	82
World Fuel Services Corp.	2,077	80
Frank's International NV	2,232	53
		62,120
Financial Services (8.2%)
Visa Inc. Class A	76,232	15,510
MasterCard Inc. Class A	17,068	12,985
American Express Co.	138,321	11,868
Simon Property Group Inc.	33,796	5,064
American Tower Corporation	57,615	4,481
Franklin Resources Inc.	60,077	3,328
T. Rowe Price Group Inc.	37,843	3,045
Public Storage	19,489	2,976
Aon plc	34,915	2,850
Weyerhaeuser Co.	85,552	2,578
Marsh & McLennan Cos. Inc.	54,006	2,563
Prudential Financial Inc.	26,197	2,325
* IntercontinentalExchange Group Inc.	10,649	2,271
* Fiserv Inc.	19,509	2,144
Moody's Corp.	28,677	2,140
BlackRock Inc.	6,777	2,052
Progressive Corp.	71,332	1,992
* Alliance Data Systems Corp.	7,252	1,757
* Affiliated Managers Group Inc.	7,779	1,558
Western Union Co.	80,757	1,346
Travelers Cos. Inc.	14,807	1,344
Equifax Inc.	17,875	1,203
* FleetCor Technologies Inc.	9,825	1,196
Ventas Inc.	19,228	1,093
Plum Creek Timber Co. Inc.	23,515	1,028
Ameriprise Financial Inc.	9,364	1,014
* CBRE Group Inc. Class A	40,426	980
Arthur J Gallagher & Co.	18,399	856
* Ocwen Financial Corp.	15,030	852
Rayonier Inc.	18,245	805
Waddell & Reed Financial Inc. Class A	12,502	797
Lazard Ltd. Class A	18,651	778
* Realogy Holdings Corp.	15,462	733
Eaton Vance Corp.	17,479	731
FactSet Research Systems Inc.	6,396	723
Jack Henry & Associates Inc.	12,523	711
Global Payments Inc.	11,124	701
Digital Realty Trust Inc.	14,559	688
Broadridge Financial Solutions Inc.	17,611	672
SEI Investments Co.	19,868	667
CBOE Holdings Inc.	12,616	659
Dun & Bradstreet Corp.	5,579	652
Federal Realty Investment Trust	6,228	645
Omega Healthcare Investors Inc.	17,742	580
Total System Services Inc.	18,380	571
Charles Schwab Corp.	21,763	533
Chubb Corp.	5,357	517
Vornado Realty Trust	5,249	461

Tanger Factory Outlet Centers	13,589	449
* Vantiv Inc. Class A	12,674	384
Lender Processing Services Inc.	10,536	370
Corrections Corp. of America	10,542	352
* MSCI Inc. Class A	7,241	321
Equity Lifestyle Properties Inc.	8,722	310
Apartment Investment & Management Co. Class A	11,613	292
LPL Financial Holdings Inc.	6,509	279
Federated Investors Inc. Class B	9,904	270
Erie Indemnity Co. Class A	3,673	268
Regency Centers Corp.	5,510	258
Morningstar Inc.	2,980	248
Brown & Brown Inc.	7,853	248
Axis Capital Holdings Ltd.	4,448	218
Fidelity National Information Services Inc.	4,255	216
Boston Properties Inc.	2,085	207
Allied World Assurance Co. Holdings AG	1,721	194
Loews Corp.	3,649	173
Leucadia National Corp.	5,874	168
CBL & Associates Properties Inc.	7,770	140
Endurance Specialty Holdings Ltd.	2,190	125
* Nationstar Mortgage Holdings Inc.	3,124	124
Taubman Centers Inc.	1,709	112
Hanover Insurance Group Inc.	1,852	112
Spirit Realty Capital Inc.	10,443	104
American Financial Group Inc.	1,544	89
* Signature Bank/New York NY	760	81
* Arch Capital Group Ltd.	1,232	72
Extra Space Storage Inc.	1,355	57
Artisan Partners Asset Management Inc. Class A	820	51
Validus Holdings Ltd.	1,220	49
Senior Housing Properties Trust	1,870	42
* American Homes 4 Rent Class A	1,418	23
* St. Joe Co.	735	13
		113,442
Health Care (12.1%)
* Gilead Sciences Inc.	222,541	16,648
Amgen Inc.	109,435	12,484
AbbVie Inc.	231,103	11,197
Bristol-Myers Squibb Co.	206,375	10,604
* Biogen Idec Inc.	34,667	10,087
* Celgene Corp.	60,951	9,860
* Express Scripts Holding Co.	104,390	7,031
McKesson Corp.	33,083	5,488
Baxter International Inc.	78,985	5,406
Johnson & Johnson	52,829	5,001
Allergan Inc.	43,303	4,203
* Actavis plc	25,284	4,123
* Alexion Pharmaceuticals Inc.	28,513	3,550
* Regeneron Pharmaceuticals Inc.	11,678	3,432
Becton Dickinson and Co.	28,381	3,082
* Cerner Corp.	43,528	2,502
* Mylan Inc.	55,938	2,469
AmerisourceBergen Corp. Class A	33,962	2,395
* Vertex Pharmaceuticals Inc.	34,238	2,377
Zoetis Inc.	73,466	2,288
Perrigo Co.	13,824	2,155

* Intuitive Surgical Inc.	5,588	2,106
Stryker Corp.	28,063	2,088
* Illumina Inc.	18,059	1,770
CR Bard Inc.	11,678	1,622
* DaVita HealthCare Partners Inc.	27,132	1,616
Eli Lilly & Co.	31,913	1,603
St. Jude Medical Inc.	26,194	1,530
* Henry Schein Inc.	12,876	1,468
* BioMarin Pharmaceutical Inc.	20,554	1,447
* Laboratory Corp. of America Holdings	13,702	1,396
* Catamaran Corp.	29,853	1,362
* Varian Medical Systems Inc.	16,047	1,252
* Life Technologies Corp.	16,197	1,226
* Endo Health Solutions Inc.	16,681	1,121
* Pharmacyclics Inc.	8,676	1,080
* Edwards Lifesciences Corp.	16,422	1,076
ResMed Inc.	20,634	1,007
Aetna Inc.	14,523	1,001
* Jazz Pharmaceuticals plc	7,577	886
* IDEXX Laboratories Inc.	7,885	821
* Salix Pharmaceuticals Ltd.	8,893	754
* Alkermes plc	18,242	737
Universal Health Services Inc. Class B	8,802	726
* Incyte Corp. Ltd.	14,973	698
* Covance Inc.	8,126	686
Cooper Cos. Inc.	5,178	682
* Medivation Inc.	10,803	681
* Cubist Pharmaceuticals Inc.	9,496	651
* Tenet Healthcare Corp.	14,998	647
* United Therapeutics Corp.	6,734	622
* Seattle Genetics Inc.	14,495	596
* Sirona Dental Systems Inc.	7,943	546
* MEDNAX Inc.	4,640	514
* Health Management Associates Inc. Class A	37,764	494
Patterson Cos. Inc.	11,257	467
* Theravance Inc.	11,375	429
* Brookdale Senior Living Inc. Class A	14,351	418
* Myriad Genetics Inc.	11,533	343
* Bruker Corp.	15,818	306
DENTSPLY International Inc.	5,723	272
* Hologic Inc.	11,462	257
Cigna Corp.	2,463	215
Techne Corp.	2,443	209
* Charles River Laboratories International Inc.	3,265	170
HCA Holdings Inc.	2,898	134
* Envision Healthcare Holdings Inc.	4,525	134
Zimmer Holdings Inc.	1,438	131
* Ariad Pharmaceuticals Inc.	26,820	130
Quest Diagnostics Inc.	1,573	96
* Quintiles Transnational Holdings Inc.	1,686	73
Community Health Systems Inc.	999	41
		166,719
Materials & Processing (5.4%)
Monsanto Co.	77,861	8,824
EI du Pont de Nemours & Co.	134,155	8,234
Precision Castparts Corp.	21,402	5,531
Praxair Inc.	43,106	5,443

LyondellBasell Industries NV Class A	59,159	4,566
Ecolab Inc.	38,238	4,098
PPG Industries Inc.	18,975	3,493
International Paper Co.	56,069	2,616
Sherwin-Williams Co.	12,865	2,355
Ingersoll-Rand plc	31,231	2,230
Fastenal Co.	43,700	2,033
Eastman Chemical Co.	22,461	1,730
Sigma-Aldrich Corp.	16,786	1,448
FMC Corp.	19,747	1,439
Celanese Corp. Class A	23,066	1,295
Masco Corp.	51,589	1,157
Ball Corp.	21,659	1,082
International Flavors & Fragrances Inc.	11,763	1,039
Airgas Inc.	9,535	1,036
* WR Grace & Co.	9,522	914
Valspar Corp.	12,897	911
Sealed Air Corp.	28,305	909
Dow Chemical Co.	22,907	895
Packaging Corp. of America	14,117	865
* Crown Holdings Inc.	17,790	785
RPM International Inc.	18,012	713
Rock Tenn Co. Class A	7,505	709
Martin Marietta Materials Inc.	6,655	643
* Hexcel Corp.	14,576	640
Lennox International Inc.	7,266	599
Southern Copper Corp.	22,907	575
Eagle Materials Inc.	7,154	558
Rockwood Holdings Inc.	8,105	555
Valmont Industries Inc.	3,832	555
* Owens-Illinois Inc.	13,990	462
NewMarket Corp.	1,380	447
Aptargroup Inc.	6,705	435
Scotts Miracle-Gro Co. Class A	6,214	364
Compass Minerals International Inc.	4,769	341
Albemarle Corp.	4,416	303
Silgan Holdings Inc.	6,318	295
Westlake Chemical Corp.	2,557	288
Bemis Co. Inc.	6,565	256
* Armstrong World Industries Inc.	3,555	189
* MRC Global Inc.	5,174	158
Royal Gold Inc.	2,380	107
Greif Inc. Class A	958	53
* Tahoe Resources Inc.	1,526	27
		74,200
Producer Durables (12.3%)
Boeing Co.	110,774	14,871
United Technologies Corp.	125,739	13,939
3M Co.	85,112	11,363
Union Pacific Corp.	68,170	11,046
United Parcel Service Inc. Class B	105,724	10,824
Honeywell International Inc.	114,998	10,179
Accenture plc Class A	93,764	7,264
Automatic Data Processing Inc.	70,984	5,680
Lockheed Martin Corp.	37,861	5,364
Emerson Electric Co.	78,265	5,243
Deere & Co.	56,530	4,762

Cummins Inc.	22,818	3,020
Rockwell Automation Inc.	20,536	2,333
WW Grainger Inc.	8,668	2,236
* United Continental Holdings Inc.	52,369	2,056
CSX Corp.	75,095	2,048
Kansas City Southern	16,215	1,962
Roper Industries Inc.	14,601	1,894
Paychex Inc.	43,086	1,884
AMETEK Inc.	35,295	1,737
Delta Air Lines Inc.	57,646	1,671
Dover Corp.	18,318	1,662
Illinois Tool Works Inc.	20,368	1,621
Flowserve Corp.	21,171	1,511
* Stericycle Inc.	12,521	1,471
Caterpillar Inc.	17,307	1,464
* Verisk Analytics Inc. Class A	22,342	1,455
Pall Corp.	16,473	1,379
CH Robinson Worldwide Inc.	23,282	1,365
Danaher Corp.	17,641	1,320
Expeditors International of Washington Inc.	30,033	1,305
Rockwell Collins Inc.	17,562	1,277
* Waters Corp.	12,453	1,239
TransDigm Group Inc.	7,606	1,191
* Trimble Navigation Ltd.	37,143	1,185
* B/E Aerospace Inc.	13,349	1,161
Chicago Bridge & Iron Co. NV	14,630	1,122
Fluor Corp.	14,073	1,095
* IHS Inc. Class A	9,563	1,094
* Mettler-Toledo International Inc.	4,369	1,077
JB Hunt Transport Services Inc.	13,207	993
Wabtec Corp.	14,014	967
* United Rentals Inc.	13,691	941
Lincoln Electric Holdings Inc.	12,079	863
Donaldson Co. Inc.	19,649	820
IDEX Corp.	11,015	786
Robert Half International Inc.	20,187	780
Waste Connections Inc.	16,892	742
Copa Holdings SA Class A	4,809	728
Alaska Air Group Inc.	9,353	727
* Colfax Corp.	12,429	722
Norfolk Southern Corp.	8,178	717
Graco Inc.	8,907	688
Nordson Corp.	9,323	672
Hubbell Inc. Class B	6,227	672
Iron Mountain Inc.	22,232	625
Huntington Ingalls Industries Inc.	7,241	595
* Copart Inc.	16,257	560
* Old Dominion Freight Line Inc.	10,376	535
MSC Industrial Direct Co. Inc. Class A	6,899	530
ITT Corp.	12,978	530
Toro Co.	8,315	513
* Clean Harbors Inc.	8,737	461
* Kirby Corp.	4,806	454
National Instruments Corp.	14,007	438
* Genpact Ltd.	24,277	435
FLIR Systems Inc.	14,427	428
Crane Co.	6,401	399

Manitowoc Co. Inc.	19,297	397
PACCAR Inc.	6,602	378
Landstar System Inc.	6,685	375
Babcock & Wilcox Co.	11,221	364
Agilent Technologies Inc.	5,891	316
Pitney Bowes Inc.	12,722	295
* Genesee & Wyoming Inc. Class A	2,790	268
RR Donnelley & Sons Co.	14,318	265
AO Smith Corp.	4,814	261
Rollins Inc.	9,250	260
Waste Management Inc.	5,495	251
Cintas Corp.	4,229	235
Avery Dennison Corp.	4,601	225
Southwest Airlines Co.	11,532	214
* Quanta Services Inc.	6,387	189
Stanley Black & Decker Inc.	2,138	174
Con-way Inc.	3,086	128
Triumph Group Inc.	1,613	119
* HD Supply Holdings Inc.	5,622	118
Snap-on Inc.	1,035	110
* Spirit Aerosystems Holdings Inc. Class A	2,318	76
Booz Allen Hamilton Holding Corp. Class A	4,248	74
Xylem Inc.	1,716	59
* Navistar International Corp.	1,001	40
* AECOM Technology Corp.	1,353	39
Carlisle Cos. Inc.	497	37
* Zebra Technologies Corp.	653	34
Harsco Corp.	765	20
Allison Transmission Holdings Inc.	605	17
		170,029
Technology (22.2%)
Apple Inc.	103,675	57,651
Microsoft Corp.	1,218,413	46,458
* Google Inc. Class A	39,347	41,692
International Business Machines Corp.	151,903	27,294
QUALCOMM Inc.	252,232	18,559
Oracle Corp.	518,051	18,282
* Facebook Inc. Class A	248,458	11,680
Texas Instruments Inc.	162,050	6,968
* Salesforce.com Inc.	85,893	4,474
* Cognizant Technology Solutions Corp. Class A	44,071	4,138
EMC Corp.	153,078	3,651
* Crown Castle International Corp.	48,598	3,607
Intuit Inc.	43,482	3,228
* LinkedIn Corp. Class A	14,130	3,166
Motorola Solutions Inc.	33,561	2,211
NetApp Inc.	50,029	2,064
Applied Materials Inc.	116,915	2,023
Amphenol Corp. Class A	23,202	1,972
Xilinx Inc.	38,282	1,701
Symantec Corp.	73,431	1,651
* Adobe Systems Inc.	28,425	1,614
* Citrix Systems Inc.	27,142	1,610
* SBA Communications Corp. Class A	18,484	1,574
Avago Technologies Ltd. Class A	32,635	1,460
Linear Technology Corp.	33,803	1,438
* Red Hat Inc.	27,477	1,287

Microchip Technology Inc.	28,622	1,239
Maxim Integrated Products Inc.	42,281	1,204
* ANSYS Inc.	13,849	1,186
* Autodesk Inc.	25,931	1,173
* VeriSign Inc.	20,636	1,173
* Equinix Inc.	7,155	1,150
* Akamai Technologies Inc.	25,696	1,149
Intel Corp.	46,798	1,116
* 3D Systems Corp.	14,621	1,099
* Teradata Corp.	23,616	1,078
* Splunk Inc.	14,887	1,074
SanDisk Corp.	14,864	1,013
* VMware Inc. Class A	12,389	999
* F5 Networks Inc.	11,727	965
Broadcom Corp. Class A	36,122	964
* Cree Inc.	17,085	953
Analog Devices Inc.	19,246	928
* Gartner Inc.	13,537	875
* NCR Corp.	23,765	831
* Electronic Arts Inc.	33,598	745
Solera Holdings Inc.	10,008	668
* Concur Technologies Inc.	6,788	659
IAC/InterActiveCorp	10,903	624
* Rackspace Hosting Inc.	16,324	624
* Skyworks Solutions Inc.	23,087	614
* Informatica Corp.	15,611	606
* ServiceNow Inc.	11,365	604
* TIBCO Software Inc.	23,716	573
* Groupon Inc.	60,918	551
* Cadence Design Systems Inc.	40,807	541
Altera Corp.	15,936	514
* NetSuite Inc.	5,054	486
* Atmel Corp.	62,511	478
* NeuStar Inc. Class A	9,494	463
* ON Semiconductor Corp.	62,493	443
* Workday Inc. Class A	5,347	440
* Riverbed Technology Inc.	22,327	386
DST Systems Inc.	4,045	357
* Fortinet Inc.	19,582	335
IPG Photonics Corp.	4,601	334
* Advanced Micro Devices Inc.	87,816	320
* SolarWinds Inc.	9,407	315
* JDS Uniphase Corp.	25,794	313
* Stratasys Ltd.	2,505	295
* Lam Research Corp.	5,551	289
* Juniper Networks Inc.	13,577	275
* Palo Alto Networks Inc.	4,845	242
* Silicon Laboratories Inc.	5,332	208
Harris Corp.	2,860	185
Dolby Laboratories Inc. Class A	2,680	96
* MICROS Systems Inc.	1,730	93
* Tableau Software Inc. Class A	1,383	91
LSI Corp.	9,337	75
* Freescale Semiconductor Ltd.	3,387	49
* Twitter Inc.	878	37
CDW Corp.	1,379	31

*	Rovi Corp.			1,641	30
					305,611
	Utilities (1.9%)
	Verizon Communications Inc.			417,436	20,713
	ONEOK Inc.			28,590	1,660
	ITC Holdings Corp.			7,635	691
	Windstream Holdings Inc.			81,278	656
*	tw telecom inc Class A			21,845	618
	Aqua America Inc.			22,315	537
*	Level 3 Communications Inc.			7,950	242
*	Sprint Corp.			22,502	189
*	Calpine Corp.			6,593	125
	Questar Corp.			3,286	74
*	Intelsat SA			191	4
					25,509
	Total Common Stocks (Cost $1,063,146)				1,376,512
		Coupon
	Temporary Cash Investments (0.3%)[1]
	Money Market Fund (0.3%)
2	Vanguard Market Liquidity Fund	0.127%		4,164,416	4,164

				Face
			Maturity	Amount
			Date	($000)
	U.S. Government and Agency Obligations (0.0%)
	[3,4] Federal Home Loan Bank Discount Notes	0.070%	3/12/14	100	100
	Total Temporary Cash Investments (Cost $4,264)				4,264
	Total Investments (100.2%) (Cost $1,067,410)				1,380,776
	Other Assets and Liabilities-Net (-0.2%)				(2,851)
	Net Assets (100%)				1,377,925

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Russell 1000 Growth Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,376,512	—	—
Temporary Cash Investments	4,164	100	—
Total	1,380,676	100	—

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
S&P 500 Index	December 2013	1	451	30

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Russell 1000 Growth Index Fund

D. At November 30, 2013, the cost of investment securities for tax purposes was $1,067,411,000. Net unrealized appreciation of investment securities for tax purposes was $313,365,000, consisting of unrealized gains of $320,661,000 on securities that had risen in value since their purchase and $7,296,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Index Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (14.4%)
	Brunswick Corp.	34,867	1,593
*	Fifth & Pacific Cos. Inc.	46,237	1,510
	Sotheby's	26,320	1,349
*	Tenneco Inc.	23,450	1,346
	Wolverine World Wide Inc.	38,686	1,273
	Dana Holding Corp.	56,600	1,148
*	Buffalo Wild Wings Inc.	7,238	1,087
*	Lumber Liquidators Holdings Inc.	10,589	1,066
	Vail Resorts Inc.	13,842	1,049
*	Office Depot Inc.	185,411	1,009
	Pool Corp.	17,976	1,007
	Cheesecake Factory Inc.	20,555	1,002
*	Live Nation Entertainment Inc.	54,249	997
	Men's Wearhouse Inc.	19,413	992
	PriceSmart Inc.	7,312	912
*	Steven Madden Ltd.	23,188	903
*	Iconix Brand Group Inc.	22,024	874
	Sinclair Broadcast Group Inc. Class A	26,507	870
	Cracker Barrel Old Country Store Inc.	7,582	823
*	Jack in the Box Inc.	17,202	815
	Pier 1 Imports Inc.	36,536	814
*	Express Inc.	32,997	812
*	Life Time Fitness Inc.	16,593	805
*	Grand Canyon Education Inc.	17,607	802
	HSN Inc.	13,070	750
*	Outerwall Inc.	10,840	741
	Meredith Corp.	13,857	739
	Penske Automotive Group Inc.	16,362	727
*	VistaPrint NV	12,629	724
	Ryland Group Inc.	17,874	706
	Rent-A-Center Inc.	20,591	701
	New York Times Co. Class A	50,138	700
*	Genesco Inc.	9,326	699
*	Shutterfly Inc.	14,651	692
	Texas Roadhouse Inc. Class A	24,212	677
*	Five Below Inc.	12,535	666
*	Hibbett Sports Inc.	10,119	653
*	ANN Inc.	18,275	652
	Monro Muffler Brake Inc.	12,164	645
*	Krispy Kreme Doughnuts Inc.	25,373	644
*	Vitamin Shoppe Inc.	11,835	642
*	ValueClick Inc.	29,533	632
*	TiVo Inc.	49,163	631
*	Asbury Automotive Group Inc.	12,093	628
*	Meritage Homes Corp.	14,048	612
*	Jos A Bank Clothiers Inc.	10,721	609
*	Helen of Troy Ltd.	12,478	608
	Bob Evans Farms Inc.	10,850	603
	Hillenbrand Inc.	21,391	601

Cooper Tire & Rubber Co.	24,426	601
La-Z-Boy Inc.	20,454	599
* Marriott Vacations Worldwide Corp.	11,129	581
Group 1 Automotive Inc.	8,422	577
Buckle Inc.	10,855	576
* Pinnacle Entertainment Inc.	22,714	571
KB Home	32,534	570
Sturm Ruger & Co. Inc.	7,407	570
* Bloomin' Brands Inc.	21,585	566
Lithia Motors Inc. Class A	8,510	562
Nexstar Broadcasting Group Inc. Class A	11,256	559
Belo Corp. Class A	40,307	553
* Orient-Express Hotels Ltd. Class A	37,439	552
Papa John's International Inc.	6,266	532
DineEquity Inc.	6,302	530
* Conn's Inc.	8,762	529
* American Axle & Manufacturing Holdings Inc.	25,612	512
* Restoration Hardware Holdings Inc.	6,749	510
* Skechers U.S.A. Inc. Class A	15,115	508
Finish Line Inc. Class A	18,881	499
Dorman Products Inc.	9,839	490
Drew Industries Inc.	8,983	487
* Children's Place Retail Stores Inc.	8,818	485
* Churchill Downs Inc.	5,386	484
* Crocs Inc.	34,440	475
* Standard Pacific Corp.	56,627	463
* Select Comfort Corp.	21,655	457
Matthews International Corp. Class A	10,825	457
* Quiksilver Inc.	50,827	452
MDC Holdings Inc.	14,912	451
Valassis Communications Inc.	15,236	447
* Tumi Holdings Inc.	18,325	440
Jones Group Inc.	30,547	429
* Red Robin Gourmet Burgers Inc.	5,377	429
Brown Shoe Co. Inc.	16,583	427
* Sonic Corp.	21,305	422
Interval Leisure Group Inc.	15,379	412
* LifeLock Inc.	23,840	411
* AFC Enterprises Inc.	9,383	409
National CineMedia Inc.	21,812	407
* Elizabeth Arden Inc.	10,085	399
* G-III Apparel Group Ltd.	6,594	397
Oxford Industries Inc.	5,265	396
Stewart Enterprises Inc. Class A	28,542	378
International Speedway Corp. Class A	10,875	373
Cato Corp. Class A	10,877	370
* Fiesta Restaurant Group Inc.	7,502	367
Sonic Automotive Inc. Class A	15,212	361
Columbia Sportswear Co.	5,088	353
* ITT Educational Services Inc.	8,873	346
* Steiner Leisure Ltd.	5,737	339
MDC Partners Inc. Class A	14,904	339
* Francesca's Holdings Corp.	17,271	339
* Scientific Games Corp. Class A	18,807	338
CEC Entertainment Inc.	7,008	336
* Constant Contact Inc.	12,106	331
* Winnebago Industries Inc.	10,607	328

* Multimedia Games Holding Co. Inc.	11,301	328
Scholastic Corp.	10,379	317
Movado Group Inc.	6,949	316
* American Public Education Inc.	6,947	314
* Boyd Gaming Corp.	27,417	314
* Caesars Entertainment Corp.	15,221	311
* Aeropostale Inc.	30,147	311
* Meritor Inc.	38,392	306
* Gentherm Inc.	12,607	305
Ethan Allen Interiors Inc.	9,850	304
Regis Corp.	18,689	299
Arctic Cat Inc.	5,200	293
* Pep Boys-Manny Moe & Jack	21,052	288
* Capella Education Co.	4,386	288
* BJ's Restaurants Inc.	9,344	277
Standard Motor Products Inc.	7,875	273
* HealthStream Inc.	7,947	267
* Biglari Holdings Inc.	547	265
Stage Stores Inc.	12,321	259
* Barnes & Noble Inc.	15,197	255
Fred's Inc. Class A	14,653	254
* Smith & Wesson Holding Corp.	21,484	254
* EW Scripps Co. Class A	12,488	253
* Denny's Corp.	34,708	250
* Move Inc.	15,759	244
* FTD Cos. Inc.	7,289	240
Inter Parfums Inc.	6,555	239
* Cumulus Media Inc. Class A	34,148	238
* Gray Television Inc.	18,804	230
* Stamps.com Inc.	4,898	226
* Chuy's Holdings Inc.	6,470	225
Haverty Furniture Cos. Inc.	7,905	225
* Tuesday Morning Corp.	16,199	224
* K12 Inc.	10,562	222
* Zumiez Inc.	7,912	220
* LeapFrog Enterprises Inc.	25,348	218
* Federal-Mogul Corp.	10,631	218
Callaway Golf Co.	26,885	218
* Hovnanian Enterprises Inc. Class A	42,443	218
* Blue Nile Inc.	4,687	216
* Universal Electronics Inc.	5,671	216
Nutrisystem Inc.	10,827	213
* Carmike Cinemas Inc.	8,715	209
* Angie's List Inc.	15,977	208
Viad Corp.	7,687	208
* Shutterstock Inc.	2,803	207
* Vera Bradley Inc.	8,111	204
* M/I Homes Inc.	9,141	201
* Beazer Homes USA Inc.	9,489	197
Ruth's Hospitality Group Inc.	13,550	195
* Mattress Firm Holding Corp.	5,016	186
* Libbey Inc.	7,942	183
* Zale Corp.	12,282	181
World Wrestling Entertainment Inc. Class A	11,689	179
* Cavco Industries Inc.	2,635	178
Superior Industries International Inc.	8,788	174
Shoe Carnival Inc.	5,675	164

* Ruby Tuesday Inc.	23,048	163
* Journal Communications Inc. Class A	16,292	157
Destination Maternity Corp.	5,118	156
* Bright Horizons Family Solutions Inc.	4,482	156
* XO Group Inc.	9,878	155
* Rentrak Corp.	3,870	154
Stein Mart Inc.	10,467	154
* Strayer Education Inc.	4,088	152
National Presto Industries Inc.	1,968	151
Entravision Communications Corp. Class A	22,471	149
* American Woodmark Corp.	4,044	146
* Stoneridge Inc.	10,774	139
* Bridgepoint Education Inc.	7,477	138
* America's Car-Mart Inc.	3,277	138
* RealD Inc.	15,304	137
Town Sports International Holdings Inc.	9,862	136
* MarineMax Inc.	8,611	135
Remy International Inc.	5,764	134
* Kirkland's Inc.	5,069	130
Harte-Hanks Inc.	16,257	129
* Media General Inc.	7,113	129
* Overstock.com Inc.	4,574	128
* Black Diamond Inc.	9,291	124
* Revlon Inc. Class A	4,660	123
* Diamond Resorts International Inc.	6,835	122
Carriage Services Inc. Class A	6,463	121
* VOXX International Corp. Class A	6,791	121
* Central Garden and Pet Co. Class A	15,296	120
* RadioShack Corp.	40,701	118
* Tile Shop Holdings Inc.	6,892	115
* Career Education Corp.	22,674	115
Big 5 Sporting Goods Corp.	6,148	115
* Bravo Brio Restaurant Group Inc.	7,132	114
* Education Management Corp.	9,785	113
* Sears Hometown and Outlet Stores Inc.	3,533	113
Universal Technical Institute Inc.	7,714	112
* Wet Seal Inc. Class A	33,652	112
* William Lyon Homes Class A	5,091	111
* Destination XL Group Inc.	15,310	108
* TRI Pointe Homes Inc.	5,375	107
* Digital Generation Inc.	8,850	105
* QuinStreet Inc.	11,456	100
Marcus Corp.	6,733	98
* Noodles & Co.	2,362	96
CSS Industries Inc.	3,081	96
* Citi Trends Inc.	5,618	93
* Entercom Communications Corp. Class A	8,695	91
Saga Communications Inc. Class A	1,759	91
Bon-Ton Stores Inc.	4,913	87
* Nautilus Inc.	11,281	85
Speedway Motorsports Inc.	4,232	85
* West Marine Inc.	6,175	84
* Christopher & Banks Corp.	13,209	83
* Del Frisco's Restaurant Group Inc.	3,888	82
* ValueVision Media Inc. Class A	14,284	82
* Morgans Hotel Group Co.	9,686	78
Courier Corp.	4,165	78

	Marchex Inc. Class B	8,247	77
	bebe stores inc	12,651	75
*	Central European Media Enterprises Ltd. Class A	28,958	72
*	Jamba Inc.	6,073	72
*	Fuel Systems Solutions Inc.	5,108	70
	Winmark Corp.	813	70
	RG Barry Corp.	3,626	70
	Perry Ellis International Inc.	4,482	70
*	hhgregg Inc.	4,667	70
	Weyco Group Inc.	2,368	70
*	Fox Factory Holding Corp.	3,780	70
*	McClatchy Co. Class A	22,104	69
*	Franklin Covey Co.	3,308	67
*	Cenveo Inc.	19,595	67
	Hooker Furniture Corp.	3,861	66
*	Speed Commerce Inc.	16,498	65
*	Luby's Inc.	7,165	64
*	Isle of Capri Casinos Inc.	7,699	63
	Bassett Furniture Industries Inc.	3,945	62
*	Orbitz Worldwide Inc.	8,723	60
*	Carrols Restaurant Group Inc.	8,608	58
*	Monarch Casino & Resort Inc.	3,120	55
	Lifetime Brands Inc.	3,713	54
*	New York & Co. Inc.	10,466	54
	AH Belo Corp. Class A	6,868	53
*	Nathan's Famous Inc.	989	52
	Johnson Outdoors Inc. Class A	1,801	52
*	WCI Communities Inc.	2,615	51
*	Pacific Sunwear of California Inc.	16,788	49
*	Rosetta Stone Inc.	4,231	49
	Flexsteel Industries Inc.	1,754	49
*	Daily Journal Corp.	332	49
*	Corinthian Colleges Inc.	28,823	48
*	Tower International Inc.	2,251	48
*	ReachLocal Inc.	3,778	48
*	1-800-Flowers.com Inc. Class A	9,371	48
	Lincoln Educational Services Corp.	8,868	47
*	Zagg Inc.	11,181	47
*	Reading International Inc. Class A	6,339	46
	Systemax Inc.	3,962	45
*,^ Dex Media Inc.		6,231	45
	JAKKS Pacific Inc.	6,987	45
*	Tilly's Inc. Class A	3,604	43
^	Blyth Inc.	3,382	42
*	Crown Media Holdings Inc. Class A	12,601	42
*	JTH Holding Inc. Class A	1,667	41
*	Martha Stewart Living Omnimedia Inc. Class A	10,803	40
*	Skullcandy Inc.	6,564	40
	Einstein Noah Restaurant Group Inc.	2,417	39
	Marine Products Corp.	3,952	38
*	Hemisphere Media Group Inc.	3,130	35
	Salem Communications Corp. Class A	3,776	34
	Gordmans Stores Inc.	3,227	34
*	Ignite Restaurant Group Inc.	2,593	32
*	Vince Holding Corp.	1,045	31
*	EveryWare Global Inc.	3,556	29
*	Extended Stay America Inc.	1,090	27

* American Apparel Inc.	21,075	25
* Body Central Corp.	6,010	24
* Diversified Restaurant Holdings Inc.	3,900	22
Trans World Entertainment Corp.	3,850	17
* Container Store Group Inc.	396	16
Beasley Broadcasting Group Inc. Class A	1,707	16
		91,338
Consumer Staples (3.4%)
* Rite Aid Corp.	281,455	1,666
* United Natural Foods Inc.	19,009	1,309
* Hain Celestial Group Inc.	14,803	1,224
Casey's General Stores Inc.	14,788	1,101
* TreeHouse Foods Inc.	13,988	981
Harris Teeter Supermarkets Inc.	19,107	944
* Boston Beer Co. Inc. Class A	3,197	783
B&G Foods Inc.	20,435	708
* Post Holdings Inc.	12,709	644
Lancaster Colony Corp.	7,205	624
Andersons Inc.	7,301	621
Sanderson Farms Inc.	8,934	611
Spectrum Brands Holdings Inc.	8,380	591
Snyders-Lance Inc.	18,538	534
* SUPERVALU Inc.	78,867	509
J&J Snack Foods Corp.	5,848	502
Universal Corp.	9,130	476
WD-40 Co.	6,030	454
* Susser Holdings Corp.	7,052	451
Fresh Del Monte Produce Inc.	14,830	415
Vector Group Ltd.	24,851	407
* Pilgrim's Pride Corp.	23,849	391
* Boulder Brands Inc.	23,160	355
Core-Mark Holding Co. Inc.	4,521	334
Spartan Stores Inc.	14,318	332
Cal-Maine Foods Inc.	5,873	323
Seaboard Corp.	113	319
Tootsie Roll Industries Inc.	7,795	250
* Annie's Inc.	5,435	250
Weis Markets Inc.	4,130	211
* Diamond Foods Inc.	8,418	208
* Chiquita Brands International Inc.	18,541	196
* USANA Health Sciences Inc.	2,268	166
* Chefs' Warehouse Inc.	6,338	163
Calavo Growers Inc.	4,688	145
* Medifast Inc.	5,224	142
* Natural Grocers by Vitamin Cottage Inc.	3,620	133
* Pantry Inc.	8,634	124
Ingles Markets Inc. Class A	4,576	120
PetMed Express Inc.	7,356	116
Coca-Cola Bottling Co. Consolidated	1,699	115
* Fairway Group Holdings Corp.	5,936	113
* Alliance One International Inc.	31,868	98
* Omega Protein Corp.	7,244	98
Limoneira Co.	3,641	96
* Seneca Foods Corp. Class A	2,961	93
Village Super Market Inc. Class A	2,302	89
National Beverage Corp.	4,125	87
* Star Scientific Inc.	62,970	82

	Roundy's Inc.	9,159	80
	Nutraceutical International Corp.	3,112	80
*	Lifevantage Corp.	41,281	79
	Nature's Sunshine Products Inc.	3,965	76
	John B Sanfilippo & Son Inc.	2,975	76
	Female Health Co.	7,906	72
	Orchids Paper Products Co.	2,173	71
*	Craft Brew Alliance Inc.	3,840	68
*	Inventure Foods Inc.	5,096	65
*	PhotoMedex Inc.	5,101	62
*	Synutra International Inc.	6,290	56
	Arden Group Inc.	425	55
*	Vitacost.com Inc.	7,990	46
*	Farmer Bros Co.	2,151	44
	Alico Inc.	1,049	41
	Lifeway Foods Inc.	1,674	25
			21,700
Energy (5.5%)
*	Rosetta Resources Inc.	23,548	1,191
*	Kodiak Oil & Gas Corp.	102,313	1,160
	Targa Resources Corp.	12,683	1,028
	Berry Petroleum Co. Class A	20,302	1,022
	SemGroup Corp. Class A	16,278	999
	CARBO Ceramics Inc.	7,670	944
*	Helix Energy Solutions Group Inc.	40,834	907
	Energy XXI Bermuda Ltd.	30,595	831
	Western Refining Inc.	20,989	820
*	PDC Energy Inc.	13,727	809
*	Exterran Holdings Inc.	22,321	726
	SEACOR Holdings Inc.	7,787	725
*	Hornbeck Offshore Services Inc.	13,812	699
*	Stone Energy Corp.	19,366	641
*	Carrizo Oil & Gas Inc.	15,746	637
*	SunCoke Energy Inc.	26,679	605
	Crosstex Energy Inc.	18,529	602
*	Alpha Natural Resources Inc.	85,976	574
*	Bonanza Creek Energy Inc.	11,470	526
*	Bill Barrett Corp.	18,694	503
*	SunPower Corp. Class A	16,078	488
*	Magnum Hunter Resources Corp.	67,355	488
*	Matador Resources Co.	22,309	486
*	Key Energy Services Inc.	59,636	468
*	GT Advanced Technologies Inc.	46,826	459
*	Geospace Technologies Corp.	5,031	439
	Delek US Holdings Inc.	14,100	427
*	C&J Energy Services Inc.	17,534	416
*	Newpark Resources Inc.	33,784	407
*	Forum Energy Technologies Inc.	15,054	407
*	Hercules Offshore Inc.	62,401	399
*	Northern Oil and Gas Inc.	24,957	398
*	Cloud Peak Energy Inc.	23,961	396
*	Flotek Industries Inc.	18,564	389
*	TETRA Technologies Inc.	30,493	376
*	Sanchez Energy Corp.	14,597	375
*	Diamondback Energy Inc.	7,424	369
*,^ Halcon Resources Corp.		90,761	364
*	Parker Drilling Co.	45,248	359

	Walter Energy Inc.	24,521	349
*	Rex Energy Corp.	17,607	338
*,^ Clean Energy Fuels Corp.		26,618	332
*	EPL Oil & Gas Inc.	11,458	328
	Arch Coal Inc.	80,294	328
	Comstock Resources Inc.	19,064	323
*	Approach Resources Inc.	13,657	289
	EXCO Resources Inc.	53,265	282
*	Triangle Petroleum Corp.	26,069	277
	Contango Oil & Gas Co.	5,601	264
*	Era Group Inc.	7,611	248
*	Resolute Energy Corp.	26,879	242
	W&T Offshore Inc.	13,810	238
*	Goodrich Petroleum Corp.	12,066	232
*	Athlon Energy Inc.	6,963	227
*	Penn Virginia Corp.	20,699	222
*	Matrix Service Co.	9,860	219
*	Swift Energy Co.	16,309	217
*	ION Geophysical Corp.	53,182	205
*	Tesco Corp.	11,426	204
*	Forest Oil Corp.	44,816	198
*	Synergy Resources Corp.	20,314	192
*	RigNet Inc.	4,478	190
*	Solazyme Inc.	19,195	172
*	EnerNOC Inc.	9,932	170
*	Pioneer Energy Services Corp.	23,514	170
	Green Plains Renewable Energy Inc.	9,562	165
*	Basic Energy Services Inc.	11,312	160
*	Clayton Williams Energy Inc.	2,201	159
*	Emerald Oil Inc.	21,808	158
*	Quicksilver Resources Inc.	51,379	150
	Gulf Island Fabrication Inc.	5,468	145
*	PowerSecure International Inc.	8,178	144
*	Vaalco Energy Inc.	23,672	143
*	Vantage Drilling Co.	76,016	142
*	Natural Gas Services Group Inc.	4,678	139
*	Capstone Turbine Corp.	115,189	137
	Alon USA Energy Inc.	9,655	133
*	Willbros Group Inc.	14,775	130
*	Gastar Exploration Inc.	20,714	122
*	Callon Petroleum Co.	16,451	109
*	Dawson Geophysical Co.	3,335	108
*	Abraxas Petroleum Corp.	29,697	107
*	Renewable Energy Group Inc.	8,639	98
*	Endeavour International Corp.	19,383	94
*	Nuverra Environmental Solutions Inc.	53,945	93
*	Miller Energy Resources Inc.	11,098	93
*	BPZ Resources Inc.	42,842	90
*	Warren Resources Inc.	26,498	86
*	PetroQuest Energy Inc.	20,723	85
	Panhandle Oil and Gas Inc. Class A	2,535	84
*	Mitcham Industries Inc.	4,642	81
*	FuelCell Energy Inc.	57,708	80
*	Evolution Petroleum Corp.	6,165	76
*	Arabian American Development Co.	7,229	75
*	Midstates Petroleum Co. Inc.	12,070	73
*	FX Energy Inc.	19,423	66

* Cal Dive International Inc.	35,612	66
Equal Energy Ltd.	12,948	65
* Ameresco Inc. Class A	7,111	65
* REX American Resources Corp.	1,987	65
* Westmoreland Coal Co.	4,237	63
Bolt Technology Corp.	3,139	63
* Jones Energy Inc.	4,271	62
* Apco Oil and Gas International Inc.	3,322	52
Adams Resources & Energy Inc.	766	44
* Isramco Inc.	335	42
* Enphase Energy Inc.	5,805	42
TGC Industries Inc.	5,422	39
* KiOR Inc.	15,959	38
* Amyris Inc.	9,532	26
Hallador Energy Co.	3,159	25
* L&L Energy Inc.	10,930	18
* ZaZa Energy Corp.	13,480	14
* Global Geophysical Services Inc.	8,302	13
		34,642
Financial Services (23.6%)
Prosperity Bancshares Inc.	23,234	1,490
* WEX Inc.	14,956	1,485
FirstMerit Corp.	63,885	1,467
CNO Financial Group Inc.	85,638	1,449
Financial Engines Inc.	18,863	1,278
LaSalle Hotel Properties	40,027	1,254
Highwoods Properties Inc.	34,632	1,244
Prospect Capital Corp.	107,176	1,223
Hancock Holding Co.	32,719	1,152
RLJ Lodging Trust	47,672	1,151
* Portfolio Recovery Associates Inc.	19,551	1,142
First American Financial Corp.	41,700	1,103
* Stifel Financial Corp.	24,505	1,097
Webster Financial Corp.	34,878	1,028
MarketAxess Holdings Inc.	14,481	1,019
* MGIC Investment Corp.	125,098	1,015
EPR Properties	19,888	1,000
Radian Group Inc.	66,632	950
Primerica Inc.	21,966	945
* Euronet Worldwide Inc.	19,289	935
NorthStar Realty Finance Corp.	92,391	913
Geo Group Inc.	27,674	908
Susquehanna Bancshares Inc.	71,992	906
* Texas Capital Bancshares Inc.	15,764	885
BancorpSouth Inc.	36,771	879
UMB Financial Corp.	13,691	878
DiamondRock Hospitality Co.	75,468	863
Cathay General Bancorp	30,509	843
DCT Industrial Trust Inc.	112,192	837
Glacier Bancorp Inc.	27,875	835
CubeSmart	51,351	833
RLI Corp.	8,242	832
Medical Properties Trust Inc.	62,408	824
Sunstone Hotel Investors Inc.	62,827	821
Healthcare Realty Trust Inc.	37,058	820
Fair Isaac Corp.	13,867	818
First Financial Bankshares Inc.	12,186	809

Sovran Self Storage Inc.	12,106	808
Umpqua Holdings Corp.	43,269	797
Invesco Mortgage Capital Inc.	52,119	787
Apollo Investment Corp.	86,901	784
American Realty Capital Properties Inc.	59,373	778
Chambers Street Properties	91,484	757
FNB Corp.	57,885	736
* Cardtronics Inc.	17,198	732
Trustmark Corp.	26,005	729
First Industrial Realty Trust Inc.	41,644	727
Pebblebrook Hotel Trust	23,812	722
Iberiabank Corp.	11,516	722
* First Cash Financial Services Inc.	11,308	719
Platinum Underwriters Holdings Ltd.	11,330	718
Ryman Hospitality Properties Inc.	17,137	718
Lexington Realty Trust	69,181	711
EastGroup Properties Inc.	11,709	709
* Zillow Inc. Class A	8,982	706
PrivateBancorp Inc.	25,234	700
Cousins Properties Inc.	65,094	697
Capitol Federal Financial Inc.	57,562	694
MB Financial Inc.	21,281	694
Bank of the Ozarks Inc.	12,092	679
Evercore Partners Inc. Class A	12,295	674
* Western Alliance Bancorp	28,256	656
Wintrust Financial Corp.	14,387	653
Home Loan Servicing Solutions Ltd.	27,516	640
United Bankshares Inc.	19,582	635
Heartland Payment Systems Inc.	14,146	635
Janus Capital Group Inc.	58,229	634
Alexander & Baldwin Inc.	16,698	631
* Strategic Hotels & Resorts Inc.	70,416	629
Potlatch Corp.	15,703	626
Home BancShares Inc.	17,305	626
PennyMac Mortgage Investment Trust	27,358	618
Old National Bancorp	39,480	614
First Financial Holdings Inc.	9,301	613
Washington REIT	25,766	612
Selective Insurance Group Inc.	21,657	611
Symetra Financial Corp.	31,686	607
Greenhill & Co. Inc.	10,978	601
PacWest Bancorp	14,473	595
Redwood Trust Inc.	31,905	593
Community Bank System Inc.	15,243	592
New Residential Investment Corp.	98,058	592
American Equity Investment Life Holding Co.	24,970	592
* WisdomTree Investments Inc.	38,282	586
CVB Financial Corp.	35,883	579
* Hilltop Holdings Inc.	24,279	576
Westamerica Bancorporation	10,304	571
DuPont Fabros Technology Inc.	24,264	569
ARMOUR Residential REIT Inc.	145,085	567
Sun Communities Inc.	13,827	564
National Health Investors Inc.	9,579	564
Acadia Realty Trust	21,472	558
PS Business Parks Inc.	7,110	557
* Walter Investment Management Corp.	14,359	548

Glimcher Realty Trust	56,166	545
CYS Investments Inc.	67,992	544
Columbia Banking System Inc.	19,482	540
First Midwest Bancorp Inc.	29,339	539
EverBank Financial Corp.	31,543	538
* Virtus Investment Partners Inc.	2,591	538
Northwest Bancshares Inc.	35,742	534
International Bancshares Corp.	20,372	532
Government Properties Income Trust	21,316	529
Equity One Inc.	23,476	526
LTC Properties Inc.	13,551	522
* Enstar Group Ltd.	3,714	517
BBCN Bancorp Inc.	30,845	515
Colony Financial Inc.	25,190	509
^ Amtrust Financial Services Inc.	12,131	507
National Penn Bancshares Inc.	44,653	504
Main Street Capital Corp.	15,288	504
Fifth Street Finance Corp.	52,442	501
Montpelier Re Holdings Ltd.	17,227	501
Argo Group International Holdings Ltd.	10,393	492
Astoria Financial Corp.	34,643	484
Pennsylvania REIT	26,530	477
* Encore Capital Group Inc.	9,803	468
Horace Mann Educators Corp.	15,218	468
Chesapeake Lodging Trust	19,007	454
Altisource Residential Corp.	16,278	453
Advent Software Inc.	12,822	451
Capstead Mortgage Corp.	37,422	450
Pinnacle Financial Partners Inc.	13,747	447
Kennedy-Wilson Holdings Inc.	21,720	447
NBT Bancorp Inc.	17,216	446
Hersha Hospitality Trust Class A	77,667	445
Provident Financial Services Inc.	22,670	443
Franklin Street Properties Corp.	34,441	443
American Capital Mortgage Investment Corp.	23,053	435
Sterling Financial Corp.	13,294	434
* Sterling Bancorp	32,829	431
* iStar Financial Inc.	33,075	426
National Bank Holdings Corp. Class A	20,040	424
* Ambac Financial Group Inc.	17,743	420
Retail Opportunity Investments Corp.	28,267	412
American Assets Trust Inc.	13,193	412
Hercules Technology Growth Capital Inc.	24,006	410
Cash America International Inc.	10,895	410
Solar Capital Ltd.	17,687	409
Investors Bancorp Inc.	16,747	403
Nelnet Inc. Class A	8,932	402
ViewPoint Financial Group Inc.	15,668	398
Employers Holdings Inc.	12,116	395
Education Realty Trust Inc.	44,843	390
Sabra Health Care REIT Inc.	14,603	390
* BofI Holding Inc.	4,747	389
Park National Corp.	4,492	379
* Greenlight Capital Re Ltd. Class A	11,089	377
First Financial Bancorp	22,585	373
Ramco-Gershenson Properties Trust	23,303	373
Boston Private Financial Holdings Inc.	31,197	371

Renasant Corp.	11,949	368
Chemical Financial Corp.	11,308	362
Inland Real Estate Corp.	33,338	361
First Commonwealth Financial Corp.	38,595	361
* Credit Acceptance Corp.	2,792	361
Associated Estates Realty Corp.	22,569	359
* FelCor Lodging Trust Inc.	49,042	359
Hudson Pacific Properties Inc.	16,917	351
Independent Bank Corp.	9,137	349
Investors Real Estate Trust	39,477	348
STAG Industrial Inc.	15,835	343
* World Acceptance Corp.	3,644	336
Banner Corp.	7,702	335
HFF Inc. Class A	13,007	333
Infinity Property & Casualty Corp.	4,550	325
Triangle Capital Corp.	10,799	321
WesBanco Inc.	10,196	321
* KCG Holdings Inc. Class A	26,871	321
PennantPark Investment Corp.	26,159	318
* eHealth Inc.	6,964	316
Parkway Properties Inc.	17,180	314
* United Community Banks Inc.	17,105	314
Banco Latinoamericano de Comercio Exterior SA	11,551	311
S&T Bancorp Inc.	11,762	309
OFG Bancorp	17,906	308
City Holding Co.	6,215	306
AMERISAFE Inc.	6,925	304
Resource Capital Corp.	49,979	301
Cohen & Steers Inc.	7,451	299
Northfield Bancorp Inc.	22,978	299
BGC Partners Inc. Class A	50,116	296
Oritani Financial Corp.	17,906	292
Sandy Spring Bancorp Inc.	9,943	290
* Investment Technology Group Inc.	14,776	289
* Eagle Bancorp Inc.	8,856	289
BlackRock Kelso Capital Corp.	29,193	289
Safety Insurance Group Inc.	5,106	287
First Merchants Corp.	13,513	286
TrustCo Bank Corp. NY	37,492	285
Summit Hotel Properties Inc.	30,606	278
First Potomac Realty Trust	23,135	278
Golub Capital BDC Inc.	14,701	277
Tompkins Financial Corp.	5,451	273
Berkshire Hills Bancorp Inc.	9,963	272
Alexander's Inc.	837	270
Stewart Information Services Corp.	8,443	269
* Forestar Group Inc.	13,687	265
Wilshire Bancorp Inc.	24,817	262
* Navigators Group Inc.	3,896	260
Cass Information Systems Inc.	4,106	258
EVERTEC Inc.	11,645	257
Brookline Bancorp Inc.	27,824	254
Campus Crest Communities Inc.	25,517	254
CoreSite Realty Corp.	7,820	253
Lakeland Financial Corp.	6,562	252
New Mountain Finance Corp.	16,605	250
Maiden Holdings Ltd.	19,749	250

Flushing Financial Corp.	11,566	250
Apollo Commercial Real Estate Finance Inc.	14,719	245
* Global Cash Access Holdings Inc.	25,045	244
Anworth Mortgage Asset Corp.	54,848	244
Hanmi Financial Corp.	11,809	243
United Fire Group Inc.	8,161	243
Community Trust Bancorp Inc.	5,263	241
FXCM Inc. Class A	14,445	241
Select Income REIT	8,746	240
* Green Dot Corp. Class A	9,755	237
* Ezcorp Inc. Class A	19,934	233
* Piper Jaffray Cos.	6,104	232
RAIT Financial Trust	28,051	230
* Bancorp Inc.	12,423	227
WSFS Financial Corp.	2,969	225
Kite Realty Group Trust	34,288	225
Excel Trust Inc.	19,096	224
Simmons First National Corp. Class A	6,244	221
Medley Capital Corp.	15,386	220
* Capital Bank Financial Corp.	9,378	219
THL Credit Inc.	12,824	218
StellarOne Corp.	8,589	217
TICC Capital Corp.	19,671	213
State Bank Financial Corp.	12,072	212
Chatham Lodging Trust	10,125	208
TCP Capital Corp.	12,045	208
* PICO Holdings Inc.	8,597	208
Rouse Properties Inc.	8,482	207
Cardinal Financial Corp.	11,446	203
Washington Trust Bancorp Inc.	5,471	201
Dime Community Bancshares Inc.	11,905	200
Ashford Hospitality Trust Inc.	24,241	199
Union First Market Bankshares Corp.	7,644	197
Southside Bancshares Inc.	6,747	193
GAMCO Investors Inc.	2,279	192
Universal Health Realty Income Trust	4,431	188
* Tejon Ranch Co.	5,213	186
First Interstate Bancsystem Inc.	6,633	186
* Ameris Bancorp	9,031	185
1st Source Corp.	5,706	182
Apollo Residential Mortgage Inc.	11,960	181
* Virginia Commerce Bancorp Inc.	10,199	179
SY Bancorp Inc.	5,280	178
Urstadt Biddle Properties Inc. Class A	9,306	177
Getty Realty Corp.	9,561	176
HCI Group Inc.	3,518	175
National Western Life Insurance Co. Class A	818	175
Capital Southwest Corp.	5,089	175
* NewStar Financial Inc.	9,926	174
Dynex Capital Inc.	20,511	172
* First BanCorp	26,914	172
* MoneyGram International Inc.	8,098	171
Lakeland Bancorp Inc.	13,517	170
CoBiz Financial Inc.	14,369	170
New York Mortgage Trust Inc.	24,102	169
AG Mortgage Investment Trust Inc.	10,564	167
Heartland Financial USA Inc.	5,606	167

Terreno Realty Corp.	9,330	165
First Busey Corp.	27,403	164
Central Pacific Financial Corp.	8,254	164
Trico Bancshares	5,916	163
* Taylor Capital Group Inc.	6,533	163
* Third Point Reinsurance Ltd.	9,725	162
Arlington Asset Investment Corp. Class A	6,054	162
* Cowen Group Inc. Class A	39,778	161
Cedar Realty Trust Inc.	27,346	159
First Financial Corp.	4,245	156
* Citizens Inc. Class A	17,661	156
Rockville Financial Inc.	10,373	155
Bryn Mawr Bank Corp.	5,110	155
Monmouth Real Estate Investment Corp. Class A	16,051	154
FBL Financial Group Inc. Class A	3,357	154
* Harbinger Group Inc.	12,661	152
* DFC Global Corp.	15,117	151
TowneBank	9,954	151
MainSource Financial Group Inc.	8,332	150
Bancfirst Corp.	2,679	149
Western Asset Mortgage Capital Corp.	9,192	149
CyrusOne Inc.	7,253	148
Westwood Holdings Group Inc.	2,572	147
Agree Realty Corp.	5,010	147
Saul Centers Inc.	2,971	144
* Safeguard Scientifics Inc.	7,743	144
Univest Corp. of Pennsylvania	6,837	143
* Customers Bancorp Inc.	8,171	143
United Financial Bancorp Inc.	7,197	142
* HomeTrust Bancshares Inc.	8,491	140
MCG Capital Corp.	28,963	139
* Southwest Bancorp Inc.	8,104	139
First Bancorp	8,132	139
German American Bancorp Inc.	4,640	139
Winthrop Realty Trust	11,920	138
Federal Agricultural Mortgage Corp.	3,897	136
Meadowbrook Insurance Group Inc.	18,321	135
* Flagstar Bancorp Inc.	7,312	134
OneBeacon Insurance Group Ltd. Class A	8,299	132
Centerstate Banks Inc.	12,370	131
* Metro Bancorp Inc.	5,812	130
Financial Institutions Inc.	5,058	130
Enterprise Financial Services Corp.	6,623	130
First Community Bancshares Inc.	7,373	129
Diamond Hill Investment Group Inc.	1,034	128
AmREIT Inc.	7,327	128
MVC Capital Inc.	8,673	126
Hudson Valley Holding Corp.	5,987	126
State Auto Financial Corp.	5,481	124
First of Long Island Corp.	2,894	123
* Beneficial Mutual Bancorp Inc.	11,727	123
* Phoenix Cos. Inc.	2,108	122
Universal Insurance Holdings Inc.	9,832	122
Camden National Corp.	2,799	122
Medallion Financial Corp.	6,772	120
Bank Mutual Corp.	16,941	117
Whitestone REIT	8,691	116

Park Sterling Corp.	16,398	116
* Gramercy Property Trust Inc.	21,592	116
Bridge Bancorp Inc.	4,660	116
Crawford & Co. Class B	10,863	112
* Higher One Holdings Inc.	11,403	112
* Ladenburg Thalmann Financial Services Inc.	37,448	112
Great Southern Bancorp Inc.	3,745	111
Arrow Financial Corp.	3,871	108
Fidus Investment Corp.	4,982	108
Aviv REIT Inc.	4,182	107
* INTL. FCStone Inc.	5,121	106
First Connecticut Bancorp Inc.	6,176	105
Ares Commercial Real Estate Corp.	7,989	105
CNB Financial Corp.	5,239	105
BNC Bancorp	6,662	101
Washington Banking Co.	5,625	101
HomeStreet Inc.	4,713	100
* Ashford Hospitality Prime Group Inc.	4,848	99
Fidelity Southern Corp.	5,453	97
* Walker & Dunlop Inc.	5,988	97
National Bankshares Inc.	2,548	97
First Defiance Financial Corp.	3,553	96
GFI Group Inc.	25,319	96
* Blackhawk Network Holdings Inc.	4,173	95
Heritage Financial Corp.	5,510	95
Penns Woods Bancorp Inc.	1,823	95
Gladstone Commercial Corp.	5,233	94
Pacific Continental Corp.	6,504	94
Yadkin Financial Corp.	5,230	94
Peoples Bancorp Inc.	3,911	94
Baldwin & Lyons Inc.	3,356	94
OceanFirst Financial Corp.	5,006	93
Citizens & Northern Corp.	4,495	93
Territorial Bancorp Inc.	3,864	92
* OmniAmerican Bancorp Inc.	4,170	92
West Bancorporation Inc.	5,663	91
Tower Group International Ltd.	21,943	91
Bank of Marin Bancorp	1,979	91
* Rexford Industrial Realty Inc.	6,489	90
* Pacific Premier Bancorp Inc.	6,211	90
Manning & Napier Inc.	4,939	90
* FBR & Co.	3,179	89
Silver Bay Realty Trust Corp.	5,540	89
1st United Bancorp Inc.	10,867	89
Charter Financial Corp.	8,275	88
One Liberty Properties Inc.	4,271	88
Meta Financial Group Inc.	2,257	88
Republic Bancorp Inc. Class A	3,527	88
* American Residential Properties Inc.	4,984	88
* Xoom Corp.	3,135	87
KCAP Financial Inc.	10,280	86
* Preferred Bank	4,245	86
* Suffolk Bancorp	4,206	86
* GSV Capital Corp.	7,956	85
* Global Indemnity plc	3,170	84
Oppenheimer Holdings Inc. Class A	3,605	84
Guaranty Bancorp	5,405	83

* PennyMac Financial Services Inc. Class A	4,648	83
MetroCorp Bancshares Inc.	5,798	83
Home Federal Bancorp Inc.	5,270	81
Calamos Asset Management Inc. Class A	7,219	80
* Franklin Financial Corp.	3,909	79
Sierra Bancorp	4,428	78
Consolidated-Tomoka Land Co.	2,127	78
Fox Chase Bancorp Inc.	4,429	78
Banc of California Inc.	6,095	78
Ames National Corp.	3,385	78
Solar Senior Capital Ltd.	4,187	76
PennantPark Floating Rate Capital Ltd.	5,491	76
Thomas Properties Group Inc.	10,996	76
Bank of Kentucky Financial Corp.	2,232	76
BankFinancial Corp.	7,662	75
Horizon Bancorp	3,162	74
American National Bankshares Inc.	2,857	74
Gladstone Capital Corp.	7,597	74
Gladstone Investment Corp.	9,627	73
Kansas City Life Insurance Co.	1,459	73
Armada Hoffler Properties Inc.	6,912	71
Tree.com Inc.	2,344	71
Mercantile Bank Corp.	3,164	71
Center Bancorp Inc.	4,283	70
* United Community Financial Corp.	18,674	70
National Interstate Corp.	2,416	69
* AV Homes Inc.	3,432	69
MidWestOne Financial Group Inc.	2,462	69
* NewBridge Bancorp	9,183	69
* SWS Group Inc.	10,532	68
Stellus Capital Investment Corp.	4,383	68
ESB Financial Corp.	4,666	67
* Bridge Capital Holdings	3,499	67
Hannon Armstrong Sustainable Infrastructure Capital Inc.	5,358	66
* Meridian Interstate Bancorp Inc.	3,002	66
* Firsthand Technology Value Fund Inc.	3,112	66
* Regional Management Corp.	1,953	66
Merchants Bancshares Inc.	2,039	65
First Financial Northwest Inc.	5,997	64
C&F Financial Corp.	1,188	64
Heritage Commerce Corp.	7,574	63
First Bancorp Inc.	3,474	62
Northrim BanCorp Inc.	2,368	62
Independent Bank Group Inc.	1,296	62
* CU Bancorp	3,418	61
JAVELIN Mortgage Investment Corp.	4,878	60
* Farmers Capital Bank Corp.	2,718	60
Peapack Gladstone Financial Corp.	3,271	60
Nicholas Financial Inc.	3,738	60
* Seacoast Banking Corp. of Florida	26,296	59
NGP Capital Resources Co.	7,539	59
* Heritage Oaks Bancorp	7,336	59
Eastern Insurance Holdings Inc.	2,340	57
Bar Harbor Bankshares	1,430	57
* Kearny Financial Corp.	5,214	54
* Capital City Bank Group Inc.	4,538	54
* Sun Bancorp Inc.	14,707	54

Enterprise Bancorp Inc.	2,633	54
Physicians Realty Trust	4,506	54
MidSouth Bancorp Inc.	2,991	53
UMH Properties Inc.	5,499	53
* Roma Financial Corp.	2,655	53
Westfield Financial Inc.	6,941	51
EMC Insurance Group Inc.	1,637	51
Provident Financial Holdings Inc.	3,337	49
* Hallmark Financial Services Inc.	5,120	49
* Intervest Bancshares Corp. Class A	6,512	48
* First Security Group Inc.	22,701	47
* NASB Financial Inc.	1,524	46
* Consumer Portfolio Services Inc.	6,188	46
* CommunityOne Bancorp	3,825	45
* Home Bancorp Inc.	2,356	45
Doral Financial Corp.	2,373	45
* UCP Inc.	2,972	45
* Macatawa Bank Corp.	8,632	44
* First NBC Bank Holding Co.	1,516	44
Chemung Financial Corp.	1,311	43
Century Bancorp Inc. Class A	1,237	43
Donegal Group Inc. Class A	2,673	43
Horizon Technology Finance Corp.	2,990	42
Access National Corp.	2,657	42
Resource America Inc. Class A	4,421	42
Middleburg Financial Corp.	1,934	41
Independence Holding Co.	2,867	40
* Imperial Holdings Inc.	6,274	40
LCNB Corp.	2,202	40
Clifton Savings Bancorp Inc.	3,121	40
Pzena Investment Management Inc. Class A	4,129	39
Ellington Residential Mortgage REIT	2,348	38
WhiteHorse Finance Inc.	2,455	38
Investors Title Co.	480	38
ESSA Bancorp Inc.	3,268	38
JMP Group Inc.	5,756	38
Hingham Institution for Savings	465	37
Gain Capital Holdings Inc.	4,003	36
* Planet Payment Inc.	15,457	36
* BBX Capital Corp.	2,624	36
ZAIS Financial Corp.	2,075	35
* Silvercrest Asset Management Group Inc. Class A	2,114	34
Garrison Capital Inc.	2,183	32
Griffin Land & Nurseries Inc.	955	32
* Waterstone Financial Inc.	2,677	30
* Tristate Capital Holdings Inc.	2,384	29
* First Marblehead Corp.	33,213	27
Intersections Inc.	3,440	27
* ConnectOne Bancorp Inc.	642	25
* VantageSouth Bancshares Inc.	4,382	23
* Palmetto Bancshares Inc.	1,622	22
CIFC Corp.	2,505	20
* Hampton Roads Bankshares Inc.	12,265	20
* Health Insurance Innovations Inc. Class A	1,632	20
* Fortegra Financial Corp.	2,335	17
California First National Bancorp	899	15
RCS Capital Corp.	767	12

*	Cascade Bancorp	2,348	12
*	First Federal Bancshares of Arkansas Inc.	1,055	10
*	Tejon Ranch Co. Warrants Exp. 08/31/2016	782	4
			149,882
Health Care (13.1%)
*	athenahealth Inc.	14,159	1,857
*	Isis Pharmaceuticals Inc.	43,293	1,678
*	Align Technology Inc.	28,193	1,540
*	Alnylam Pharmaceuticals Inc.	22,402	1,371
	West Pharmaceutical Services Inc.	26,661	1,331
*	Centene Corp.	20,978	1,253
*	ViroPharma Inc.	25,199	1,248
*	WellCare Health Plans Inc.	16,754	1,245
*	Team Health Holdings Inc.	26,476	1,237
*	Medidata Solutions Inc.	10,250	1,219
	HealthSouth Corp.	33,621	1,203
*	Cepheid Inc.	25,867	1,175
	Questcor Pharmaceuticals Inc.	20,000	1,160
	STERIS Corp.	22,728	1,049
*	NPS Pharmaceuticals Inc.	38,674	1,021
	Owens & Minor Inc.	24,410	932
*	PAREXEL International Corp.	21,914	903
*	DexCom Inc.	27,293	903
*	MWI Veterinary Supply Inc.	4,940	900
*	Medicines Co.	24,400	893
*	Thoratec Corp.	22,103	870
*	Celldex Therapeutics Inc.	31,256	868
	Air Methods Corp.	15,071	843
*	Haemonetics Corp.	19,694	832
*	Aegerion Pharmaceuticals Inc.	11,109	788
*	HMS Holdings Corp.	33,807	775
*	Opko Health Inc.	73,029	770
*	Insulet Corp.	20,659	765
*	Cyberonics Inc.	10,746	738
*	Neogen Corp.	13,973	711
*	Prestige Brands Holdings Inc.	19,804	698
*	Santarus Inc.	21,267	684
*	Magellan Health Services Inc.	10,505	643
*	Impax Laboratories Inc.	26,635	640
*	ACADIA Pharmaceuticals Inc.	26,869	626
*	Acadia Healthcare Co. Inc.	13,520	625
*	HeartWare International Inc.	6,373	614
*	Amsurg Corp. Class A	12,220	590
*	Pacira Pharmaceuticals Inc.	10,566	583
*	Akorn Inc.	22,317	575
	Chemed Corp.	7,352	573
*	Nektar Therapeutics	44,912	564
*	NuVasive Inc.	16,848	560
*,^ Arena Pharmaceuticals Inc.		84,705	552
*	Acorda Therapeutics Inc.	15,786	550
*	Masimo Corp.	19,014	544
*	Hanger Inc.	13,524	525
	PDL BioPharma Inc.	53,286	521
*	Halozyme Therapeutics Inc.	34,062	503
*	MedAssets Inc.	23,233	500
*	Volcano Corp.	21,319	485
*	MAKO Surgical Corp.	16,125	483

*	ImmunoGen Inc.	32,908	478
	Cantel Medical Corp.	12,807	478
*	WebMD Health Corp.	12,327	477
*	Wright Medical Group Inc.	15,486	462
	Analogic Corp.	4,770	461
*	Synageva BioPharma Corp.	7,398	447
*	InterMune Inc.	31,900	441
	CONMED Corp.	10,827	441
*	Keryx Biopharmaceuticals Inc.	31,117	432
*	ABIOMED Inc.	15,095	432
*	Puma Biotechnology Inc.	8,642	430
*	Endologix Inc.	23,851	426
*	ArthroCare Corp.	11,097	419
*	Ironwood Pharmaceuticals Inc. Class A	36,555	417
*	Exelixis Inc.	71,525	417
*	Globus Medical Inc.	21,490	414
*	IPC The Hospitalist Co. Inc.	6,548	412
*	Dyax Corp.	46,798	398
*,^ Vivus Inc.		39,270	393
*	Auxilium Pharmaceuticals Inc.	19,245	393
*	Ligand Pharmaceuticals Inc. Class B	6,956	387
	Meridian Bioscience Inc.	15,728	387
*	Greatbatch Inc.	9,358	380
*	Clovis Oncology Inc.	6,267	378
*	Molina Healthcare Inc.	11,150	375
	Quality Systems Inc.	15,611	365
*	Integra LifeSciences Holdings Corp.	7,831	364
	Kindred Healthcare Inc.	21,194	357
*	Spectranetics Corp.	15,277	355
*	Emeritus Corp.	15,717	354
*	ExamWorks Group Inc.	11,935	352
	Ensign Group Inc.	7,645	345
*	Exact Sciences Corp.	27,570	339
*	Omnicell Inc.	13,508	328
*	Raptor Pharmaceutical Corp.	23,581	328
*	ICU Medical Inc.	4,886	321
*	Fluidigm Corp.	10,049	319
*	Momenta Pharmaceuticals Inc.	17,819	317
	Abaxis Inc.	8,724	314
*	Luminex Corp.	14,681	287
*	Sangamo Biosciences Inc.	23,386	286
*	Bio-Reference Labs Inc.	9,648	282
*	MannKind Corp.	56,254	281
*	Quidel Corp.	11,049	278
	Invacare Corp.	12,105	271
*	Novavax Inc.	71,967	268
*	Natus Medical Inc.	11,492	265
*	Infinity Pharmaceuticals Inc.	18,107	265
*	Array BioPharma Inc.	46,137	264
*	Merit Medical Systems Inc.	16,081	263
*	Geron Corp.	48,958	263
*	Cardiovascular Systems Inc.	7,911	263
*	Orexigen Therapeutics Inc.	37,517	256
	Computer Programs & Systems Inc.	4,163	256
*	Capital Senior Living Corp.	11,418	255
*	AMN Healthcare Services Inc.	18,289	254
*	PharMerica Corp.	11,231	254

*	AVANIR Pharmaceuticals Inc.	57,113	254
*	Neurocrine Biosciences Inc.	25,238	248
*	NxStage Medical Inc.	23,515	240
*	Sarepta Therapeutics Inc.	12,854	240
*	Emergent Biosolutions Inc.	10,377	233
	Spectrum Pharmaceuticals Inc.	23,792	229
*	Affymetrix Inc.	26,888	228
*	Rockwell Medical Inc.	15,587	228
	National Healthcare Corp.	4,025	225
*	Accuray Inc.	28,031	224
*	Cambrex Corp.	11,358	221
*	Genomic Health Inc.	6,246	220
*	Lexicon Pharmaceuticals Inc.	90,052	216
*	Lannett Co. Inc.	7,194	213
*	Cadence Pharmaceuticals Inc.	23,330	210
*	Insmed Inc.	12,970	210
*	Accelrys Inc.	21,121	206
*	Idenix Pharmaceuticals Inc.	37,736	203
*	AMAG Pharmaceuticals Inc.	8,159	200
*	Corvel Corp.	4,313	200
*	MiMedx Group Inc.	31,437	198
*	TESARO Inc.	5,059	197
*	Amedisys Inc.	11,900	194
	Landauer Inc.	3,602	191
*	Healthways Inc.	13,554	190
*	Depomed Inc.	21,370	188
*	Cynosure Inc. Class A	7,243	188
*	Accretive Health Inc.	21,952	186
	Hi-Tech Pharmacal Co. Inc.	4,206	183
*	Triple-S Management Corp. Class B	8,957	181
*	Tornier NV	9,835	178
*	KYTHERA Biopharmaceuticals Inc.	4,537	177
*	Cerus Corp.	26,368	176
*	Staar Surgical Co.	13,897	175
*,^ Dendreon Corp.		58,835	175
*	TherapeuticsMD Inc.	35,101	172
*	Antares Pharma Inc.	42,634	168
*	Unilife Corp.	37,590	167
	Atrion Corp.	592	167
*	Sagent Pharmaceuticals Inc.	7,216	164
*	Repligen Corp.	12,056	162
*	GenMark Diagnostics Inc.	13,557	161
	Select Medical Holdings Corp.	18,401	159
*	Orthofix International NV	7,357	159
*,^ Galena Biopharma Inc.		39,212	158
*	NewLink Genetics Corp.	6,987	157
*	BioScrip Inc.	22,994	157
*	Repros Therapeutics Inc.	9,126	157
*	Prothena Corp. plc	5,479	155
	US Physical Therapy Inc.	4,565	154
*	Anika Therapeutics Inc.	4,426	152
*	Symmetry Medical Inc.	15,327	150
*	Vanda Pharmaceuticals Inc.	12,542	147
*	Gentiva Health Services Inc.	11,841	146
*	Anacor Pharmaceuticals Inc.	10,294	144
*	Merrimack Pharmaceuticals Inc.	36,072	142
*	Intercept Pharmaceuticals Inc.	2,711	142

*	Vascular Solutions Inc.	6,770	141
*	AngioDynamics Inc.	9,086	140
*	Synergy Pharmaceuticals Inc.	30,467	140
*	Horizon Pharma Inc.	18,739	135
*	SurModics Inc.	5,561	134
*	Endocyte Inc.	11,373	131
*	OraSure Technologies Inc.	20,549	126
*	Achillion Pharmaceuticals Inc.	36,300	126
*	XOMA Corp.	26,214	125
*	Sequenom Inc.	47,028	124
*	Providence Service Corp.	4,379	120
*	Immunomedics Inc.	27,727	120
*	AtriCure Inc.	7,612	119
*	Dynavax Technologies Corp.	66,507	118
*	Progenics Pharmaceuticals Inc.	22,227	114
*	Zeltiq Aesthetics Inc.	6,428	113
	CryoLife Inc.	9,990	110
*	Osiris Therapeutics Inc.	6,269	110
*	Sciclone Pharmaceuticals Inc.	22,460	110
*	Furiex Pharmaceuticals Inc.	2,418	109
	Universal American Corp.	14,018	108
*	Portola Pharmaceuticals Inc.	4,205	105
*	LHC Group Inc.	4,385	104
*	ZIOPHARM Oncology Inc.	24,835	104
*	Albany Molecular Research Inc.	8,531	103
*	TearLab Corp.	10,976	103
*	Intrexon Corp.	4,410	101
*	Curis Inc.	30,460	97
*	Cempra Inc.	7,472	97
*	Ampio Pharmaceuticals Inc.	11,976	95
*	Omeros Corp.	11,982	95
*	Chelsea Therapeutics International Ltd.	24,397	94
*	AcelRx Pharmaceuticals Inc.	8,713	85
*	Exactech Inc.	3,400	85
*	Threshold Pharmaceuticals Inc.	17,124	84
*	Rigel Pharmaceuticals Inc.	31,688	84
*	Zogenix Inc.	26,074	84
*	XenoPort Inc.	15,771	84
	Almost Family Inc.	3,008	84
*	Insys Therapeutics Inc.	1,842	81
*	Cell Therapeutics Inc.	40,959	79
*	Hyperion Therapeutics Inc.	3,054	78
*	Five Star Quality Care Inc.	15,766	78
*	Peregrine Pharmaceuticals Inc.	56,596	78
*	Pozen Inc.	9,812	78
*	Pacific Biosciences of California Inc.	18,089	77
*	Cross Country Healthcare Inc.	9,866	75
*	Synta Pharmaceuticals Corp.	14,750	75
*	Chindex International Inc.	4,326	74
*	Navidea Biopharmaceuticals Inc.	45,230	73
*	Stemline Therapeutics Inc.	3,507	72
*	Verastem Inc.	6,463	68
*	Cytokinetics Inc.	10,072	65
*,^ Accelerate Diagnostics Inc.		4,758	64
	Utah Medical Products Inc.	1,202	64
*	RTI Surgical Inc.	20,463	63
*	Cytori Therapeutics Inc.	22,971	62

* Sunesis Pharmaceuticals Inc.	11,767	59
* Targacept Inc.	10,149	58
* National Research Corp. Class A	3,184	58
* Durata Therapeutics Inc.	4,714	58
* Derma Sciences Inc.	4,986	58
* PTC Therapeutics Inc.	3,685	58
* Addus HomeCare Corp.	1,987	58
* Merge Healthcare Inc.	23,747	56
* Biotime Inc.	13,430	54
* Bluebird Bio Inc.	2,620	53
* Arqule Inc.	21,579	52
* Alliance HealthCare Services Inc.	1,813	52
* BioDelivery Sciences International Inc.	10,878	52
* Solta Medical Inc.	25,798	52
* Cutera Inc.	5,337	50
* Aratana Therapeutics Inc.	2,536	50
* Chimerix Inc.	3,087	49
* Tetraphase Pharmaceuticals Inc.	4,189	49
* Receptos Inc.	2,102	49
* Nanosphere Inc.	20,927	48
* SIGA Technologies Inc.	13,613	48
* ChemoCentryx Inc.	8,942	46
* Agios Pharmaceuticals Inc.	2,621	46
* OncoGenex Pharmaceutical Inc.	5,335	46
* Medical Action Industries Inc.	5,289	45
* Epizyme Inc.	2,152	45
* Alphatec Holdings Inc.	22,544	45
* Harvard Bioscience Inc.	9,278	42
* NeoGenomics Inc.	11,960	42
* Corcept Therapeutics Inc.	19,197	41
* AVEO Pharmaceuticals Inc.	18,869	40
* Supernus Pharmaceuticals Inc.	5,415	39
* Sucampo Pharmaceuticals Inc. Class A	4,982	37
* Skilled Healthcare Group Inc.	7,209	37
* Enanta Pharmaceuticals Inc.	1,323	36
* Fibrocell Science Inc.	8,633	35
* Onconova Therapeutics Inc.	2,278	33
* Vical Inc.	27,622	32
* Cornerstone Therapeutics Inc.	3,290	31
* OvaScience Inc.	3,262	31
* MEI Pharma Inc.	3,493	28
* Amicus Therapeutics Inc.	11,056	27
* TG Therapeutics Inc.	5,801	26
* OncoMed Pharmaceuticals Inc.	1,803	24
* Regulus Therapeutics Inc.	3,812	24
* Cellular Dynamics International Inc.	1,474	23
Enzon Pharmaceuticals Inc.	13,345	22
* Tandem Diabetes Care Inc.	980	22
* Esperion Therapeutics Inc.	1,755	21
* Biolase Inc.	11,622	21
* Cubist Pharmaceuticals-CVR	11,401	19
* Pernix Therapeutics Holdings	6,372	18
* GTx Inc.	9,539	16
* Karyopharm Therapeutics Inc.	969	16
* Coronado Biosciences Inc.	9,505	16
* Alimera Sciences Inc.	6,164	16
* Conatus Pharmaceuticals Inc.	2,300	15

* KaloBios Pharmaceuticals Inc.	3,211	14
* National Research Corp. Class B	386	13
* Harvard Apparatus Regenerative Technology Inc.	2,319	12
* USMD Holdings Inc.	394	10
		83,363
Materials & Processing (7.0%)
Acuity Brands Inc.	16,512	1,693
PolyOne Corp.	38,302	1,243
Axiall Corp.	26,906	1,219
Belden Inc.	17,002	1,190
CLARCOR Inc.	19,151	1,159
* Chemtura Corp.	37,894	1,000
HB Fuller Co.	19,431	995
Watsco Inc.	9,900	950
Sensient Technologies Corp.	19,290	948
* Louisiana-Pacific Corp.	53,718	881
Commercial Metals Co.	45,212	878
Worthington Industries Inc.	20,447	857
KapStone Paper and Packaging Corp.	15,801	842
* USG Corp.	29,638	812
Minerals Technologies Inc.	13,523	803
Olin Corp.	31,019	770
* Graphic Packaging Holding Co.	81,203	729
* Beacon Roofing Supply Inc.	18,824	700
* Polypore International Inc.	17,992	683
Balchem Corp.	11,537	682
Mueller Industries Inc.	10,914	667
Schweitzer-Mauduit International Inc.	12,128	626
* RBC Bearings Inc.	8,788	601
Simpson Manufacturing Co. Inc.	15,480	562
Mueller Water Products Inc. Class A	61,442	529
* Stillwater Mining Co.	44,916	504
* Texas Industries Inc.	8,477	493
Kaiser Aluminum Corp.	7,220	486
* Trex Co. Inc.	6,527	472
PH Glatfelter Co.	16,758	469
Stepan Co.	7,380	468
Interface Inc. Class A	23,273	467
* Clearwater Paper Corp.	8,693	460
* Berry Plastics Group Inc.	21,117	453
Globe Specialty Metals Inc.	25,224	449
Innospec Inc.	9,210	449
* Resolute Forest Products Inc.	27,242	441
* Calgon Carbon Corp.	21,046	436
* Coeur Mining Inc.	38,587	425
Quaker Chemical Corp.	5,126	415
* RTI International Metals Inc.	11,895	415
* OM Group Inc.	12,538	413
Innophos Holdings Inc.	8,586	412
* Cabot Microelectronics Corp.	9,094	410
Universal Forest Products Inc.	7,813	406
Apogee Enterprises Inc.	11,267	404
A Schulman Inc.	11,540	395
Hecla Mining Co.	130,262	384
Koppers Holdings Inc.	8,110	384
* Ferro Corp.	27,497	383
AMCOL International Corp.	10,844	338

AAON Inc.	10,595	326
American Vanguard Corp.	11,284	324
Intrepid Potash Inc.	20,713	320
Schnitzer Steel Industries Inc.	9,722	298
* Rexnord Corp.	12,019	292
* AK Steel Holding Corp.	51,553	292
Comfort Systems USA Inc.	14,012	287
* Kraton Performance Polymers Inc.	12,258	285
US Silica Holdings Inc.	8,073	279
Deltic Timber Corp.	4,407	278
* Molycorp Inc.	57,720	276
* Headwaters Inc.	27,596	267
Neenah Paper Inc.	6,344	266
Haynes International Inc.	4,905	266
Quanex Building Products Corp.	14,749	263
* Nortek Inc.	3,587	262
Tredegar Corp.	9,758	255
* Horsehead Holding Corp.	16,542	248
* LSB Industries Inc.	7,590	243
Wausau Paper Corp.	19,590	238
Aceto Corp.	10,359	223
Materion Corp.	7,718	222
Griffon Corp.	16,709	215
Myers Industries Inc.	10,527	213
* Gibraltar Industries Inc.	11,603	205
LB Foster Co. Class A	3,845	180
* Century Aluminum Co.	19,448	175
* Zoltek Cos. Inc.	10,403	174
Zep Inc.	8,440	163
* Unifi Inc.	5,646	157
* OMNOVA Solutions Inc.	17,797	156
Rentech Inc.	85,433	155
* Northwest Pipe Co.	3,861	151
* Taminco Corp.	6,490	140
FutureFuel Corp.	8,221	137
Hawkins Inc.	3,561	134
Insteel Industries Inc.	6,580	131
* NCI Building Systems Inc.	7,611	129
* Allied Nevada Gold Corp.	38,783	129
* Builders FirstSource Inc.	18,201	128
* PGT Inc.	12,547	125
* US Concrete Inc.	5,352	125
NN Inc.	6,221	124
* Boise Cascade Co.	4,659	120
* Landec Corp.	9,806	115
Dynamic Materials Corp.	4,991	112
* Ply Gem Holdings Inc.	5,743	101
Olympic Steel Inc.	3,318	93
* Universal Stainless & Alloy Products Inc.	2,528	92
* AEP Industries Inc.	1,779	92
* American Pacific Corp.	2,160	89
* Patrick Industries Inc.	2,425	76
Chase Corp.	2,344	75
Gold Resource Corp.	13,790	71
Oil-Dri Corp. of America	1,756	71
LSI Industries Inc.	7,831	68
* Uranium Energy Corp.	31,092	60

Culp Inc.	2,965	60
* Paramount Gold and Silver Corp.	50,140	58
* Stock Building Supply Holdings Inc.	3,087	57
Ampco-Pittsburgh Corp.	3,075	56
KMG Chemicals Inc.	2,976	54
Shiloh Industries Inc.	2,270	53
* UFP Technologies Inc.	2,028	52
* Ur-Energy Inc.	44,135	52
* Handy & Harman Ltd.	1,983	49
Global Brass & Copper Holdings Inc.	2,926	48
* Penford Corp.	3,494	43
* United States Lime & Minerals Inc.	709	41
* Midway Gold Corp.	40,806	37
Noranda Aluminum Holding Corp.	12,261	34
* Marrone Bio Innovations Inc.	2,094	31
NL Industries Inc.	2,455	29
* General Moly Inc.	20,883	25
* BlueLinx Holdings Inc.	12,653	23
* Omega Flex Inc.	1,067	22
Compx International Inc.	425	6
		44,571
Other (0.1%)
* RE/MAX Holdings Inc.	1,579	48
* Benefitfocus Inc.	558	27
* FireEye Inc.	652	25
* Burlington Stores Inc.	741	21
* Springleaf Holdings Inc.	994	21
* Surgical Care Affiliates Inc.	667	20
* MacroGenics Inc.	750	20
* Premier Inc. Class A	557	18
* Veeva Systems Inc. Class A	353	14
* SFX Entertainment Inc.	1,369	14
* Ophthotech Corp.	468	13
* Foundation Medicine Inc.	519	13
* RingCentral Inc. Class A	549	9
* Potbelly Corp.	244	7
* Veracyte Inc.	466	6
* Rocket Fuel Inc.	121	6
* Violin Memory Inc.	1,192	4
* Cubist Pharmaceuticals, Inc. CVR	13,664	2
* Omthera Pharmaceuticals Inc. CVR	2,012	1
* Peapack Gladstone FINA Rights Expire 12/09/2013	3,271	1
		290
Producer Durables (14.5%)
* CoStar Group Inc.	10,999	2,048
* US Airways Group Inc.	74,015	1,738
* Middleby Corp.	7,245	1,600
HEICO Corp.	25,572	1,460
* Teledyne Technologies Inc.	14,405	1,336
EnerSys Inc.	18,574	1,325
* Moog Inc. Class A	17,495	1,201
MAXIMUS Inc.	26,337	1,198
* Chart Industries Inc.	11,687	1,137
Woodward Inc.	26,503	1,137
Bristow Group Inc.	13,968	1,120
Actuant Corp. Class A	28,211	1,102

* Spirit Airlines Inc.	23,285	1,068
* Esterline Technologies Corp.	12,080	1,063
Generac Holdings Inc.	19,873	1,058
EMCOR Group Inc.	25,870	1,028
Deluxe Corp.	19,708	979
Corporate Executive Board Co.	12,957	954
Curtiss-Wright Corp.	18,068	953
* Darling International Inc.	45,559	944
* Advisory Board Co.	13,699	887
Convergys Corp.	40,586	833
Scorpio Tankers Inc.	71,430	820
Franklin Electric Co. Inc.	18,351	817
* JetBlue Airways Corp.	90,368	803
Applied Industrial Technologies Inc.	16,252	786
Healthcare Services Group Inc.	26,498	768
Barnes Group Inc.	20,807	759
* Swift Transportation Co.	32,544	753
Littelfuse Inc.	8,564	745
Herman Miller Inc.	22,759	726
* MasTec Inc.	22,939	726
* Tetra Tech Inc.	25,215	721
TAL International Group Inc.	13,150	719
* Electronics For Imaging Inc.	18,070	716
United Stationers Inc.	15,717	707
* FTI Consulting Inc.	15,693	705
HNI Corp.	17,641	699
Watts Water Technologies Inc. Class A	11,080	666
* Itron Inc.	15,353	650
* Allegiant Travel Co. Class A	5,828	645
* Trimas Corp.	17,230	630
Brink's Co.	18,290	613
* On Assignment Inc.	17,859	608
* OSI Systems Inc.	7,747	594
* Mobile Mini Inc.	14,656	592
ABM Industries Inc.	21,289	592
UniFirst Corp.	5,693	582
General Cable Corp.	19,311	563
Brady Corp. Class A	17,928	562
Raven Industries Inc.	13,942	560
UTi Worldwide Inc.	35,227	557
Mine Safety Appliances Co.	11,017	549
* WageWorks Inc.	9,570	548
* Hub Group Inc. Class A	14,392	542
* Orbital Sciences Corp.	23,002	540
* PHH Corp.	22,255	535
CIRCOR International Inc.	6,733	534
* Huron Consulting Group Inc.	8,923	530
Steelcase Inc. Class A	32,154	525
* GrafTech International Ltd.	45,517	524
Gulfmark Offshore Inc.	10,163	502
Aircastle Ltd.	26,725	500
Forward Air Corp.	11,573	500
* Proto Labs Inc.	6,664	495
AZZ Inc.	9,999	489
AAR Corp.	15,564	486
* Ascent Capital Group Inc. Class A	5,526	475
Tennant Co.	7,197	470

Granite Construction Inc.	14,842	464
* EnPro Industries Inc.	8,121	460
G&K Services Inc. Class A	7,498	452
* Korn/Ferry International	19,007	440
* GenCorp Inc.	23,791	436
MTS Systems Corp.	6,210	433
Werner Enterprises Inc.	17,941	432
Cubic Corp.	7,608	426
Kaman Corp.	10,626	424
Matson Inc.	16,643	417
* TrueBlue Inc.	16,001	409
Encore Wire Corp.	8,113	407
Albany International Corp.	10,995	404
Exponent Inc.	5,147	398
Primoris Services Corp.	13,839	398
Knight Transportation Inc.	22,261	398
* Rush Enterprises Inc. Class A	13,544	396
* Atlas Air Worldwide Holdings Inc.	10,093	388
Lindsay Corp.	5,047	386
* Federal Signal Corp.	24,593	384
McGrath RentCorp	9,834	382
Briggs & Stratton Corp.	18,760	379
* Navigant Consulting Inc.	19,095	374
Ship Finance International Ltd.	21,839	369
* Advanced Energy Industries Inc.	15,478	369
* FARO Technologies Inc.	6,744	368
* Dycom Industries Inc.	12,928	366
Sun Hydraulics Corp.	8,480	364
Titan International Inc.	20,898	361
* Tutor Perini Corp.	14,627	358
ESCO Technologies Inc.	10,352	353
* DXP Enterprises Inc.	3,597	352
* Sykes Enterprises Inc.	15,541	344
Hyster-Yale Materials Handling Inc.	4,126	344
* ExlService Holdings Inc.	12,853	339
* Wesco Aircraft Holdings Inc.	16,156	337
Knoll Inc.	18,971	337
* Measurement Specialties Inc.	6,080	336
* H&E Equipment Services Inc.	11,711	334
* Aegion Corp. Class A	15,287	333
* Taser International Inc.	19,345	333
* Saia Inc.	9,564	332
SkyWest Inc.	19,602	331
* Team Inc.	8,064	330
* Wabash National Corp.	27,002	328
Textainer Group Holdings Ltd.	8,382	325
Altra Holdings Inc.	10,665	324
John Bean Technologies Corp.	10,911	323
Heartland Express Inc.	17,369	318
Arkansas Best Corp.	9,728	317
Badger Meter Inc.	5,691	313
Insperity Inc.	8,848	312
Standex International Corp.	5,029	296
Astec Industries Inc.	8,039	294
* Thermon Group Holdings Inc.	10,202	294
* Greenbrier Cos. Inc.	9,250	289
* ICF International Inc.	7,826	283

*	ACCO Brands Corp.	44,660	269
*	Blount International Inc.	18,516	268
	US Ecology Inc.	6,908	266
	Quad/Graphics Inc.	9,807	255
*	XPO Logistics Inc.	11,104	255
	Gorman-Rupp Co.	6,013	253
*	Modine Manufacturing Co.	18,755	249
*	Monster Worldwide Inc.	44,157	249
	Powell Industries Inc.	3,481	239
	Kelly Services Inc. Class A	10,072	234
*	ServiceSource International Inc.	24,038	233
*	Astronics Corp.	4,430	232
*	Liquidity Services Inc.	9,783	227
	Barrett Business Services Inc.	2,663	225
*	Advanced Emissions Solutions Inc.	3,806	221
*	Republic Airways Holdings Inc.	19,539	220
*	Engility Holdings Inc.	6,879	219
	Resources Connection Inc.	15,234	217
*	RPX Corp.	12,939	214
*	Aerovironment Inc.	7,005	211
	Kforce Inc.	10,239	207
*	Columbus McKinnon Corp.	7,378	204
*	PHI Inc.	4,757	202
*	MYR Group Inc.	7,935	202
^	Nordic American Tankers Ltd.	24,767	201
	Great Lakes Dredge & Dock Corp.	22,461	200
	Kimball International Inc. Class B	13,148	196
*	TeleTech Holdings Inc.	7,532	193
*	Roadrunner Transportation Systems Inc.	7,039	193
	Forrester Research Inc.	4,749	190
	Ennis Inc.	9,894	183
*	Hawaiian Holdings Inc.	19,636	179
*	Consolidated Graphics Inc.	2,736	176
	Multi-Color Corp.	4,633	176
	Kadant Inc.	4,238	176
	Marten Transport Ltd.	8,854	172
*	GP Strategies Corp.	5,552	166
	Electro Rent Corp.	7,671	164
*	Furmanite Corp.	14,142	160
	Celadon Group Inc.	7,599	158
	Alamo Group Inc.	2,677	157
*	Air Transport Services Group Inc.	19,612	153
	American Railcar Industries Inc.	3,498	152
	GasLog Ltd.	9,440	150
*	CAI International Inc.	6,494	149
*	Standard Parking Corp.	5,829	142
*	Park-Ohio Holdings Corp.	3,322	141
	Graham Corp.	3,784	141
*	Echo Global Logistics Inc.	6,735	139
	Global Power Equipment Group Inc.	6,983	136
*,^ ExOne Co.		2,533	135
	Argan Inc.	5,750	135
	Heidrick & Struggles International Inc.	7,354	134
	NACCO Industries Inc. Class A	2,048	133
	Douglas Dynamics Inc.	8,134	130
*	CBIZ Inc.	13,969	125
*	Layne Christensen Co.	7,496	125

*	Lydall Inc.	6,998	125
*	Orion Marine Group Inc.	10,008	119
*	Pacer International Inc.	12,842	117
*	Mistras Group Inc.	5,812	117
*	InnerWorkings Inc.	16,767	115
*	Titan Machinery Inc.	6,277	112
*	Dice Holdings Inc.	15,355	112
*	Kratos Defense & Security Solutions Inc.	16,620	111
*	Ducommun Inc.	4,355	110
	Ceco Environmental Corp.	6,784	108
	FreightCar America Inc.	4,398	102
*	Patriot Transportation Holding Inc.	2,380	102
	Knightsbridge Tankers Ltd.	12,642	99
*	Zygo Corp.	6,051	95
*	Quality Distribution Inc.	7,730	95
	Mac-Gray Corp.	4,401	94
*	Energy Recovery Inc.	18,093	90
*	AM Castle & Co.	6,366	89
	Houston Wire & Cable Co.	6,513	88
	Twin Disc Inc.	3,025	87
	Spartan Motors Inc.	12,403	86
*	Performant Financial Corp.	8,122	85
*	Maxwell Technologies Inc.	10,709	85
	Coleman Cable Inc.	3,451	85
*	Casella Waste Systems Inc. Class A	14,050	84
*	Astronics Corp. Class B	1,547	81
	CDI Corp.	5,130	80
	Mesa Laboratories Inc.	966	80
	Miller Industries Inc.	4,085	78
	VSE Corp.	1,500	77
*	Vishay Precision Group Inc.	4,495	76
*	Costa Inc.	3,463	76
	Marlin Business Services Corp.	3,000	75
*	Sterling Construction Co. Inc.	6,042	74
	Schawk Inc. Class A	4,899	73
*	Flow International Corp.	17,609	71
*	Vicor Corp.	6,428	69
*	PRGX Global Inc.	10,489	69
*	CRA International Inc.	3,700	68
*	Manitex International Inc.	5,049	67
*	Commercial Vehicle Group Inc.	8,820	67
	Teekay Tankers Ltd. Class A	22,629	67
	Hardinge Inc.	4,276	66
	Preformed Line Products Co.	937	66
	Hurco Cos. Inc.	2,346	62
*	Power Solutions International Inc.	817	61
*	Heritage-Crystal Clean Inc.	3,214	60
	Hackett Group Inc.	9,560	60
*	Odyssey Marine Exploration Inc.	28,681	59
*	Tecumseh Products Co. Class A	6,721	59
*	PMFG Inc.	7,608	58
	International Shipholding Corp.	2,032	58
	Universal Truckload Services Inc.	1,962	56
*,^ Frontline Ltd.		18,736	56
*	Global Sources Ltd.	6,879	53
*	Xerium Technologies Inc.	3,968	52
*	Accuride Corp.	14,574	51

*	LMI Aerospace Inc.	3,771	48
*	TRC Cos. Inc.	5,890	46
*	API Technologies Corp.	11,736	45
*	YRC Worldwide Inc.	4,091	37
*,^ Control4 Corp.		1,765	31
*	American Superconductor Corp.	18,486	30
*	Ultrapetrol Bahamas Ltd.	7,771	26
*	Erickson Air-Crane Inc.	1,372	26
*	Swisher Hygiene Inc.	41,384	22
*	GSE Holding Inc.	2,902	6
			91,875
Technology (13.9%)
*	Ultimate Software Group Inc.	10,658	1,670
*	PTC Inc.	46,109	1,500
	FEI Co.	16,092	1,465
*	Aspen Technology Inc.	36,121	1,428
*	CommVault Systems Inc.	17,917	1,341
*	SunEdison Inc.	102,613	1,304
*	Tyler Technologies Inc.	12,144	1,246
*	DigitalGlobe Inc.	28,822	1,141
	Cognex Corp.	33,498	1,104
*	ACI Worldwide Inc.	15,380	992
*	SS&C Technologies Holdings Inc.	22,456	968
*	Acxiom Corp.	28,556	950
*	ARRIS Group Inc.	45,021	924
*	Anixter International Inc.	10,448	924
*	ViaSat Inc.	15,251	918
*	Manhattan Associates Inc.	7,532	906
*	Guidewire Software Inc.	18,784	897
*	Microsemi Corp.	35,815	875
*	Ciena Corp.	39,153	870
*	Qlik Technologies Inc.	33,543	841
	Mentor Graphics Corp.	36,759	828
*	Cornerstone OnDemand Inc.	15,660	790
*	Aruba Networks Inc.	44,204	789
*	Verint Systems Inc.	20,380	773
*	Semtech Corp.	25,982	772
*	Hittite Microwave Corp.	12,168	769
	Plantronics Inc.	16,718	748
*	Finisar Corp.	35,764	740
*	OpenTable Inc.	8,819	737
*	Cavium Inc.	19,812	717
*	Dealertrack Technologies Inc.	16,827	703
*	Yelp Inc. Class A	11,546	701
*	Sapient Corp.	42,741	672
*	SYNNEX Corp.	10,100	668
	Coherent Inc.	9,473	654
*	International Rectifier Corp.	26,894	644
*	CACI International Inc. Class A	8,947	642
*	Synaptics Inc.	12,669	640
	Blackbaud Inc.	17,681	640
*	Infoblox Inc.	19,369	616
	MKS Instruments Inc.	20,646	615
	NIC Inc.	25,119	612
	Power Integrations Inc.	11,249	601
*	Entegris Inc.	54,288	596
	ADTRAN Inc.	23,039	592

* RF Micro Devices Inc.	109,397	578
* Universal Display Corp.	15,646	565
Cypress Semiconductor Corp.	56,938	552
InterDigital Inc.	15,987	542
* Plexus Corp.	13,076	528
* Progress Software Corp.	19,988	526
Syntel Inc.	5,919	523
Intersil Corp. Class A	49,547	521
* Integrated Device Technology Inc.	51,454	510
* Take-Two Interactive Software Inc.	31,049	508
* Sanmina Corp.	32,405	502
* Bottomline Technologies de Inc.	14,383	497
* Cirrus Logic Inc.	24,556	496
* TriQuint Semiconductor Inc.	62,317	491
* Veeco Instruments Inc.	15,237	491
* Benchmark Electronics Inc.	21,242	488
* NETGEAR Inc.	15,087	484
Monolithic Power Systems Inc.	14,399	481
* PMC - Sierra Inc.	79,574	477
* Unisys Corp.	17,254	474
* Web.com Group Inc.	16,349	467
* Blucora Inc.	16,044	467
* MicroStrategy Inc. Class A	3,542	458
Monotype Imaging Holdings Inc.	14,656	457
* iGATE Corp.	13,617	456
* ScanSource Inc.	10,593	445
* Netscout Systems Inc.	14,106	429
* Rogers Corp.	6,716	422
* QLogic Corp.	33,833	420
Methode Electronics Inc.	14,478	419
Tessera Technologies Inc.	20,751	415
* Infinera Corp.	44,206	411
* Insight Enterprises Inc.	17,010	409
* RealPage Inc.	18,218	408
Loral Space & Communications Inc.	5,088	402
* Interactive Intelligence Group Inc.	6,033	392
* InvenSense Inc.	22,233	384
* SPS Commerce Inc.	5,843	384
* ATMI Inc.	12,529	383
CSG Systems International Inc.	13,267	383
* comScore Inc.	14,034	382
* Rambus Inc.	43,723	376
* Cray Inc.	15,565	371
* iRobot Corp.	11,115	369
* Trulia Inc.	10,616	365
* Applied Micro Circuits Corp.	28,775	361
* Synchronoss Technologies Inc.	11,169	354
* Demandware Inc.	6,115	347
* Imperva Inc.	7,661	345
* Envestnet Inc.	8,658	344
Tellabs Inc.	139,501	342
* PROS Holdings Inc.	8,850	341
* Bankrate Inc.	18,136	340
* OmniVision Technologies Inc.	20,964	336
* CalAmp Corp.	13,301	332
* VirnetX Holding Corp.	16,514	331
* LogMeIn Inc.	9,579	330

Pegasystems Inc.	6,545	330
* II-VI Inc.	20,112	329
* Harmonic Inc.	39,949	308
* EPAM Systems Inc.	8,630	306
* Comverse Inc.	8,779	294
* Fusion-io Inc.	29,192	293
* Ellie Mae Inc.	10,338	292
* BroadSoft Inc.	10,924	290
* Rofin-Sinar Technologies Inc.	11,216	290
* Ixia	22,105	287
* Diodes Inc.	13,992	286
Acacia Research Corp.	19,202	286
Brooks Automation Inc.	26,422	279
* Ultratech Inc.	10,493	278
* Perficient Inc.	12,668	275
* Virtusa Corp.	7,697	272
ManTech International Corp. Class A	9,428	271
* Emulex Corp.	36,003	269
* LivePerson Inc.	20,882	257
* Newport Corp.	14,758	253
* Digital River Inc.	14,024	251
* Proofpoint Inc.	8,213	250
* FleetMatics Group plc	6,405	248
Park Electrochemical Corp.	8,318	247
* ICG Group Inc.	14,372	247
* Sonus Networks Inc.	84,896	247
* Extreme Networks Inc.	35,168	244
* Lattice Semiconductor Corp.	43,475	242
* SciQuest Inc.	8,577	240
* Responsys Inc.	13,919	235
CTS Corp.	12,677	230
* Checkpoint Systems Inc.	15,729	227
EarthLink Inc.	41,328	225
* Ruckus Wireless Inc.	17,148	224
American Science & Engineering Inc.	3,083	221
* Spansion Inc. Class A	17,708	219
* PDF Solutions Inc.	9,390	218
* Fabrinet	10,722	212
Daktronics Inc.	13,817	211
Comtech Telecommunications Corp.	6,361	204
Epiq Systems Inc.	11,895	199
* Photronics Inc.	22,987	199
* TTM Technologies Inc.	20,019	194
* Super Micro Computer Inc.	12,048	191
Ubiquiti Networks Inc.	4,763	188
* Ambarella Inc.	7,459	185
* Tangoe Inc.	11,715	184
* Seachange International Inc.	12,383	184
* ShoreTel Inc.	22,568	182
* Exar Corp.	14,473	177
* Nanometrics Inc.	9,386	177
Micrel Inc.	17,610	171
Black Box Corp.	6,102	171
* Silicon Graphics International Corp.	12,626	168
* Entropic Communications Inc.	33,876	168
* AVG Technologies NV	9,563	165
* Jive Software Inc.	14,779	164

	Ebix Inc.	11,759	164
*	Amkor Technology Inc.	26,528	159
*	Silicon Image Inc.	29,192	158
*	Callidus Software Inc.	14,402	157
*	Internap Network Services Corp.	20,268	156
*	IntraLinks Holdings Inc.	14,244	155
*	Calix Inc.	15,141	155
*	DTS Inc.	6,907	155
*,^ Parkervision Inc.		36,360	152
*	Brightcove Inc.	10,562	150
*	KEYW Holding Corp.	12,055	149
*	Bazaarvoice Inc.	18,176	144
*	Vocera Communications Inc.	7,974	142
*	Qualys Inc.	5,711	141
*	LTX-Credence Corp.	19,412	140
*	Rudolph Technologies Inc.	12,353	139
*	Actuate Corp.	17,471	137
*	Integrated Silicon Solution Inc.	11,540	137
*	Globecomm Systems Inc.	9,676	137
*	Mercury Systems Inc.	12,395	136
*	Ceva Inc.	8,371	134
*	Inphi Corp.	10,649	133
*	Immersion Corp.	10,551	129
*	E2open Inc.	5,658	126
*	GSI Group Inc.	11,205	123
*	Lionbridge Technologies Inc.	21,174	120
*	Global Eagle Entertainment Inc.	7,808	120
*	Anaren Inc.	4,234	118
*	ARC Document Solutions Inc.	13,701	118
*	Oplink Communications Inc.	7,201	117
*	Procera Networks Inc.	7,471	114
*	PLX Technology Inc.	16,570	112
*	FormFactor Inc.	20,401	111
*	Quantum Corp.	87,548	109
*	Digi International Inc.	9,468	109
	IXYS Corp.	8,792	108
*	CIBER Inc.	27,127	107
	Computer Task Group Inc.	5,628	107
*	Zix Corp.	22,501	104
*	RetailMeNot Inc.	3,601	103
*	NVE Corp.	1,776	101
*	Peregrine Semiconductor Corp.	10,947	101
*	Avid Technology Inc.	11,304	100
*	Kopin Corp.	24,115	98
*	Kemet Corp.	16,335	98
*	Sparton Corp.	3,718	96
	Supertex Inc.	3,581	93
*	Glu Mobile Inc.	24,596	91
	Electro Scientific Industries Inc.	8,667	89
	Cohu Inc.	8,986	89
*	Axcelis Technologies Inc.	39,387	88
*	Gigamon Inc.	2,978	87
*	Ultra Clean Holdings Inc.	8,685	86
	American Software Inc. Class A	8,724	84
	United Online Inc.	5,205	82
*	Millennial Media Inc.	12,833	82
	Bel Fuse Inc. Class B	3,585	81

*	VASCO Data Security International Inc.	10,518	81
*	MoSys Inc.	17,101	81
*	Cvent Inc.	2,470	80
*	KVH Industries Inc.	5,641	80
*	Pericom Semiconductor Corp.	8,342	80
*	Mindspeed Technologies Inc.	15,729	79
	Tessco Technologies Inc.	1,988	78
*,^ Vringo Inc.		24,382	78
*	Datalink Corp.	7,236	76
*	PC Connection Inc.	3,454	75
*	ChannelAdvisor Corp.	2,179	75
	ePlus Inc.	1,369	74
*	Marketo Inc.	2,534	74
*,^ Neonode Inc.		11,612	73
*	support.com Inc.	18,279	73
*	Demand Media Inc.	13,164	73
*	MaxLinear Inc.	8,409	71
*	Numerex Corp. Class A	5,086	69
*	Luxoft Holding Inc. Class A	1,804	68
*	Textura Corp.	2,013	68
*	Vocus Inc.	6,834	68
*	Agilysys Inc.	5,171	68
*	Westell Technologies Inc. Class A	16,168	67
	PC-Tel Inc.	6,714	67
*	Rubicon Technology Inc.	6,434	65
*	Mitek Systems Inc.	9,307	65
*	RealNetworks Inc.	8,168	64
*	DSP Group Inc.	7,190	64
*	Sigma Designs Inc.	11,136	62
*	Alliance Fiber Optic Products Inc.	4,188	62
*	Travelzoo Inc.	2,875	62
*	Rally Software Development Corp.	2,509	62
*	M/A-COM Technology Solutions Holdings Inc.	3,844	61
*	Unwired Planet Inc.	39,707	60
*	ANADIGICS Inc.	30,037	58
*	Aviat Networks Inc.	22,468	57
*	Guidance Software Inc.	6,103	56
*	Imation Corp.	12,559	55
*	eGain Corp.	4,754	55
*	Carbonite Inc.	4,405	55
*	Reis Inc.	3,031	54
*	ModusLink Global Solutions Inc.	13,628	53
*	GSI Technology Inc.	7,463	52
	Richardson Electronics Ltd.	4,422	50
*	Alpha & Omega Semiconductor Ltd.	6,312	49
*	Aeroflex Holding Corp.	7,097	48
*,^ Uni-Pixel Inc.		3,676	47
*	Telenav Inc.	6,452	45
*	Multi-Fineline Electronix Inc.	3,190	45
*	Silver Spring Networks Inc.	2,155	45
	Sapiens International Corp. NV	6,166	44
*	NeoPhotonics Corp.	7,338	43
	Digimarc Corp.	2,281	43
*	Limelight Networks Inc.	19,746	40
*	TeleCommunication Systems Inc. Class A	17,300	40
	Acorn Energy Inc.	10,321	39
	QAD Inc. Class A	2,141	37

*	Spark Networks Inc.	6,393	36
*	Intermolecular Inc.	6,271	36
*	Audience Inc.	3,500	35
	Innovative Solutions & Support Inc.	4,576	35
*	TechTarget Inc.	5,458	33
*,^ Revolution Lighting Technologies Inc.		10,788	31
*	Marin Software Inc.	3,339	29
*	Hutchinson Technology Inc.	8,511	26
*	Model N Inc.	2,952	24
*	Viasystems Group Inc.	1,324	20
*	Radisys Corp.	8,460	19
*	YuMe Inc.	2,027	18
*	Tremor Video Inc.	3,288	15
*	Cyan Inc.	2,907	13
*	Net Element International Inc.	813	2
			88,304
Utilities (3.9%)
	Cleco Corp.	23,299	1,065
	IDACORP Inc.	19,373	1,001
	Piedmont Natural Gas Co. Inc.	29,112	965
	Southwest Gas Corp.	17,858	948
	Portland General Electric Co.	29,171	870
	Black Hills Corp.	17,131	861
	j2 Global Inc.	17,703	849
*	Dynegy Inc. Class A	38,592	826
	UIL Holdings Corp.	21,740	816
	WGL Holdings Inc.	19,931	794
	UNS Energy Corp.	16,010	767
	ALLETE Inc.	15,417	760
	New Jersey Resources Corp.	16,148	738
	PNM Resources Inc.	30,810	717
	Cogent Communications Group Inc.	18,339	715
	South Jersey Industries Inc.	12,347	700
	NorthWestern Corp.	14,703	647
	Avista Corp.	23,233	633
	Laclede Group Inc.	12,686	585
	El Paso Electric Co.	15,645	564
	MGE Energy Inc.	9,030	505
	Northwest Natural Gas Co.	10,564	449
	American States Water Co.	14,789	432
	California Water Service Group	18,114	414
	Otter Tail Corp.	13,906	411
	Empire District Electric Co.	16,636	378
*	Leap Wireless International Inc.	21,127	351
	NRG Yield Inc. Class A	8,632	312
	Consolidated Communications Holdings Inc.	15,874	307
*	8x8 Inc.	28,561	298
*	Cincinnati Bell Inc.	82,638	264
	Shenandoah Telecommunications Co.	9,071	227
	Chesapeake Utilities Corp.	3,587	209
*	Vonage Holdings Corp.	62,173	206
	Atlantic Tele-Network Inc.	3,471	195
	West Corp.	8,055	186
*	NII Holdings Inc.	67,474	171
*	Premiere Global Services Inc.	17,962	168
	Ormat Technologies Inc.	6,680	168
	Atlantic Power Corp.	44,861	166

	SJW Corp.			5,852	161
	Unitil Corp.			5,224	158
	Connecticut Water Service Inc.			4,416	153
*	inContact Inc.			20,182	151
*	Iridium Communications Inc.			23,965	147
	Middlesex Water Co.			6,472	142
	Inteliquent Inc.			11,998	139
	Lumos Networks Corp.			5,690	131
*	Pendrell Corp.			59,751	128
	IDT Corp. Class B			5,658	126
	NTELOS Holdings Corp.			5,556	119
	USA Mobility Inc.			7,926	116
*	General Communication Inc. Class A			11,493	114
*	Hawaiian Telcom Holdco Inc.			3,756	114
*,^ Gogo Inc.				4,218	112
	York Water Co.			4,700	103
	Pike Corp.			9,452	99
*	ORBCOMM Inc.			13,175	82
*	Genie Energy Ltd. Class B			4,694	79
*	magicJack VocalTec Ltd.			6,746	77
*	Fairpoint Communications Inc.			7,544	70
	HickoryTech Corp.			4,943	68
	Consolidated Water Co. Ltd.			5,321	67
	Artesian Resources Corp. Class A			2,757	65
*	Towerstream Corp.			24,145	57
	Delta Natural Gas Co. Inc.			2,493	55
*	Cbeyond Inc.			9,752	54
*	Pure Cycle Corp.			6,262	44
*	Boingo Wireless Inc.			6,749	44
*	Straight Path Communications Inc. Class B			2,795	22
					24,635
Total Common Stocks (Cost $480,271)					630,600
		Coupon
Temporary Cash Investments (0.8%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund		0.127%		4,836,203	4,836

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes		0.080%	2/10/14	100	100
Total Temporary Cash Investments (Cost $4,936)					4,936
Total Investments (100.2%) (Cost $485,207)					635,536
Other Assets and Liabilities-Net (-0.2%)[3]					(1,238)
Net Assets (100%)					634,298

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,992,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 0.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $2,132,000 of collateral received for securities on loan.

4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	630,596	1	3
Temporary Cash Investments	4,836	100	—
Futures Contracts—Assets[1]	3	—	—
Total	635,435	101	3
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and

Russell 2000 Index Fund

clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2013	29	3,311	90

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $485,362,000. Net unrealized appreciation of investment securities for tax purposes was $150,174,000, consisting of unrealized gains of $167,477,000 on securities that had risen in value since their purchase and $17,303,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Value Index Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (10.7%)
*	Fifth & Pacific Cos. Inc.	17,633	576
	Dana Holding Corp.	19,839	402
*	Live Nation Entertainment Inc.	20,643	379
	Men's Wearhouse Inc.	7,411	379
*	Office Depot Inc.	62,083	338
	Meredith Corp.	5,240	279
	Rent-A-Center Inc.	7,889	269
	New York Times Co. Class A	18,946	264
*	Helen of Troy Ltd.	4,703	229
*	Marriott Vacations Worldwide Corp.	4,299	225
	Group 1 Automotive Inc.	3,200	219
	Penske Automotive Group Inc.	4,840	215
*	Orient-Express Hotels Ltd. Class A	14,161	209
	Bob Evans Farms Inc.	3,650	203
	Cooper Tire & Rubber Co.	8,216	202
*	Jos A Bank Clothiers Inc.	3,498	199
*	Skechers U.S.A. Inc. Class A	5,672	191
*	Standard Pacific Corp.	21,723	178
*	Iconix Brand Group Inc.	4,464	177
	Valassis Communications Inc.	5,692	167
	La-Z-Boy Inc.	5,705	167
	Jones Group Inc.	11,732	165
*	Life Time Fitness Inc.	2,990	145
	International Speedway Corp. Class A	4,094	141
	Belo Corp. Class A	10,229	140
	MDC Holdings Inc.	4,588	139
	Columbia Sportswear Co.	1,904	132
*	TiVo Inc.	9,973	128
	Finish Line Inc. Class A	4,779	126
*	Children's Place Retail Stores Inc.	2,247	124
	Scholastic Corp.	3,902	119
*	Meritor Inc.	14,371	114
	Regis Corp.	7,028	112
	Movado Group Inc.	2,461	112
	Cato Corp. Class A	3,266	111
	National CineMedia Inc.	5,896	110
*	Pep Boys-Manny Moe & Jack	7,872	108
*	Biglari Holdings Inc.	216	105
	Sonic Automotive Inc. Class A	4,291	102
	Stage Stores Inc.	4,843	102
	DineEquity Inc.	1,170	98
	Matthews International Corp. Class A	2,292	97
	Fred's Inc. Class A	5,450	95
*	Barnes & Noble Inc.	5,613	94
*	EW Scripps Co. Class A	4,639	94
*	FTD Cos. Inc.	2,732	90
*	Steiner Leisure Ltd.	1,492	88
*	Tuesday Morning Corp.	6,351	88
*	Federal-Mogul Corp.	4,189	86

* Gray Television Inc.	7,017	86
Callaway Golf Co.	10,559	85
MDC Partners Inc. Class A	3,739	85
Viad Corp.	3,028	82
* LeapFrog Enterprises Inc.	9,468	81
* Universal Electronics Inc.	2,018	77
* Genesco Inc.	1,007	75
* Zale Corp.	4,848	71
Superior Industries International Inc.	3,486	69
Shoe Carnival Inc.	2,254	65
Haverty Furniture Cos. Inc.	2,264	64
* Ruby Tuesday Inc.	9,152	64
* Journal Communications Inc. Class A	6,635	64
* Jack in the Box Inc.	1,350	64
Brown Shoe Co. Inc.	2,467	63
* American Axle & Manufacturing Holdings Inc.	3,096	62
* Carmike Cinemas Inc.	2,390	57
World Wrestling Entertainment Inc. Class A	3,719	57
* MarineMax Inc.	3,514	55
* M/I Homes Inc.	2,505	55
* Media General Inc.	2,828	51
Harte-Hanks Inc.	6,202	49
* Bridgepoint Education Inc.	2,645	49
National Presto Industries Inc.	638	49
* VOXX International Corp. Class A	2,696	48
Town Sports International Holdings Inc.	3,455	47
Remy International Inc.	2,016	47
* Quiksilver Inc.	5,146	46
* Black Diamond Inc.	3,417	46
Universal Technical Institute Inc.	3,061	45
* Destination XL Group Inc.	6,076	43
* Career Education Corp.	8,338	42
* RadioShack Corp.	14,384	42
* Central Garden and Pet Co. Class A	5,285	41
* Digital Generation Inc.	3,491	41
* TRI Pointe Homes Inc.	2,020	40
* Meritage Homes Corp.	910	40
* QuinStreet Inc.	4,510	39
Marcus Corp.	2,671	39
CSS Industries Inc.	1,222	38
* Entercom Communications Corp. Class A	3,451	36
* G-III Apparel Group Ltd.	583	35
* Citi Trends Inc.	2,111	35
* Angie's List Inc.	2,652	34
Speedway Motorsports Inc.	1,679	34
* West Marine Inc.	2,450	33
* Beazer Homes USA Inc.	1,589	33
* Sonic Corp.	1,661	33
Brunswick Corp.	704	32
Courier Corp.	1,651	31
* Scientific Games Corp. Class A	1,717	31
Marchex Inc. Class B	3,236	30
bebe stores inc	5,020	30
* Revlon Inc. Class A	1,096	29
Standard Motor Products Inc.	809	28
Stein Mart Inc.	1,877	28
Perry Ellis International Inc.	1,780	28

* Central European Media Enterprises Ltd. Class A	11,049	28
* Fuel Systems Solutions Inc.	2,020	28
* hhgregg Inc.	1,851	28
* Speed Commerce Inc.	6,995	28
* Asbury Automotive Group Inc.	530	27
Hooker Furniture Corp.	1,550	26
Inter Parfums Inc.	712	26
Weyco Group Inc.	881	26
Saga Communications Inc. Class A	497	26
* Luby's Inc.	2,846	26
RG Barry Corp.	1,323	25
* Isle of Capri Casinos Inc.	3,054	25
* Hovnanian Enterprises Inc. Class A	4,816	25
Bassett Furniture Industries Inc.	1,561	25
* Shutterstock Inc.	327	24
* Diamond Resorts International Inc.	1,347	24
* Crocs Inc.	1,708	24
* Carrols Restaurant Group Inc.	3,376	23
* Elizabeth Arden Inc.	553	22
Lifetime Brands Inc.	1,494	22
* Denny's Corp.	2,960	21
AH Belo Corp. Class A	2,694	21
* Red Robin Gourmet Burgers Inc.	256	20
Johnson Outdoors Inc. Class A	702	20
* Cumulus Media Inc. Class A	2,839	20
Flexsteel Industries Inc.	707	20
* Corinthian Colleges Inc.	11,437	19
* Daily Journal Corp.	130	19
* Zagg Inc.	4,385	19
* Morgans Hotel Group Co.	2,265	18
* Reading International Inc. Class A	2,479	18
Systemax Inc.	1,573	18
* Dex Media Inc.	2,471	18
JAKKS Pacific Inc.	2,773	18
* Del Frisco's Restaurant Group Inc.	846	18
* Skullcandy Inc.	2,603	16
* Pinnacle Entertainment Inc.	624	16
Ethan Allen Interiors Inc.	504	16
* Martha Stewart Living Omnimedia Inc. Class A	4,191	15
* Caesars Entertainment Corp.	743	15
* Kirkland's Inc.	586	15
* Sears Hometown and Outlet Stores Inc.	433	14
Salem Communications Corp. Class A	1,499	13
* Fox Factory Holding Corp.	723	13
* Cenveo Inc.	3,856	13
* Crown Media Holdings Inc. Class A	3,946	13
Stewart Enterprises Inc. Class A	984	13
Lincoln Educational Services Corp.	2,404	13
* America's Car-Mart Inc.	275	12
* Select Comfort Corp.	482	10
* Monarch Casino & Resort Inc.	573	10
Gordmans Stores Inc.	962	10
* American Apparel Inc.	8,079	10
* Body Central Corp.	2,333	9
* New York & Co. Inc.	1,694	9
* Franklin Covey Co.	416	8
* Noodles & Co.	206	8

* WCI Communities Inc.	430	8
* Stoneridge Inc.	645	8
* RealD Inc.	852	8
* Cavco Industries Inc.	101	7
Trans World Entertainment Corp.	1,526	7
Destination Maternity Corp.	199	6
* McClatchy Co. Class A	1,754	5
Beasley Broadcasting Group Inc. Class A	593	5
* ValueVision Media Inc. Class A	817	5
* 1-800-Flowers.com Inc. Class A	837	4
* Rentrak Corp.	100	4
* Bravo Brio Restaurant Group Inc.	225	4
Bon-Ton Stores Inc.	146	3
* Pacific Sunwear of California Inc.	878	3
Einstein Noah Restaurant Group Inc.	111	2
* JTH Holding Inc. Class A	67	2
* Tilly's Inc. Class A	119	1
		12,583
Consumer Staples (2.4%)
Harris Teeter Supermarkets Inc.	6,458	319
* Rite Aid Corp.	42,261	250
* Post Holdings Inc.	4,824	244
Andersons Inc.	2,764	235
Universal Corp.	3,417	178
Snyders-Lance Inc.	5,911	170
Fresh Del Monte Produce Inc.	5,550	156
* TreeHouse Foods Inc.	1,857	130
Spartan Stores Inc.	5,390	125
Seaboard Corp.	40	113
Core-Mark Holding Co. Inc.	1,468	108
Weis Markets Inc.	1,640	84
* Diamond Foods Inc.	3,315	82
* Chiquita Brands International Inc.	6,940	73
* SUPERVALU Inc.	7,558	49
* Pantry Inc.	3,170	46
Ingles Markets Inc. Class A	1,706	45
* Alliance One International Inc.	13,306	41
Vector Group Ltd.	2,389	39
* Omega Protein Corp.	2,793	38
* Seneca Foods Corp. Class A	1,162	37
Roundy's Inc.	3,634	32
Nutraceutical International Corp.	1,234	32
Nature's Sunshine Products Inc.	1,574	30
John B Sanfilippo & Son Inc.	1,181	30
* Fairway Group Holdings Corp.	1,324	25
Cal-Maine Foods Inc.	311	17
* Craft Brew Alliance Inc.	948	17
* PhotoMedex Inc.	1,373	17
Village Super Market Inc. Class A	319	12
* Boulder Brands Inc.	455	7
Tootsie Roll Industries Inc.	177	6
Orchids Paper Products Co.	122	4
* Synutra International Inc.	265	2
Alico Inc.	57	2
		2,795

Energy (6.6%)
*	Helix Energy Solutions Group Inc.	15,552	345
	Energy XXI Bermuda Ltd.	11,670	317
*	PDC Energy Inc.	5,244	309
*	Exterran Holdings Inc.	8,461	275
	Berry Petroleum Co. Class A	5,263	265
	SEACOR Holdings Inc.	2,703	252
*	Hornbeck Offshore Services Inc.	4,959	251
*	Stone Energy Corp.	7,334	243
*	SunCoke Energy Inc.	10,243	232
*	Alpha Natural Resources Inc.	32,528	217
	CARBO Ceramics Inc.	1,643	202
*	Matador Resources Co.	8,527	186
*	Key Energy Services Inc.	22,332	175
*	C&J Energy Services Inc.	6,621	157
*	Northern Oil and Gas Inc.	9,370	149
*	Hercules Offshore Inc.	23,362	149
*	Cloud Peak Energy Inc.	8,948	148
*	TETRA Technologies Inc.	11,503	142
*	Parker Drilling Co.	17,583	139
*	Bill Barrett Corp.	5,096	137
	Western Refining Inc.	3,485	136
*,^ Halcon Resources Corp.		33,953	136
*	Sanchez Energy Corp.	5,211	134
	Arch Coal Inc.	31,233	127
*	Magnum Hunter Resources Corp.	17,362	126
	Comstock Resources Inc.	7,109	120
*	Era Group Inc.	2,983	97
*	Resolute Energy Corp.	10,016	90
	W&T Offshore Inc.	5,144	88
*	Penn Virginia Corp.	8,240	88
*	Triangle Petroleum Corp.	8,220	87
	Contango Oil & Gas Co.	1,845	87
	Walter Energy Inc.	6,032	86
*	Swift Energy Co.	6,442	86
*	EPL Oil & Gas Inc.	2,979	85
*	Tesco Corp.	4,507	81
*	Forum Energy Technologies Inc.	2,924	79
*	Matrix Service Co.	3,274	73
*	Forest Oil Corp.	15,495	68
*	Pioneer Energy Services Corp.	9,273	67
	Green Plains Renewable Energy Inc.	3,796	66
*	Clayton Williams Energy Inc.	884	64
*	Basic Energy Services Inc.	4,471	63
*	ION Geophysical Corp.	15,583	60
*	Emerald Oil Inc.	8,266	60
	Delek US Holdings Inc.	1,849	56
	Gulf Island Fabrication Inc.	2,086	55
*	Athlon Energy Inc.	1,676	55
*	Vantage Drilling Co.	29,002	54
*	Natural Gas Services Group Inc.	1,784	53
*	Willbros Group Inc.	5,769	51
	EXCO Resources Inc.	9,538	50
*	Approach Resources Inc.	2,220	47
	Alon USA Energy Inc.	3,348	46
*	Quicksilver Resources Inc.	15,630	46
*	EnerNOC Inc.	2,602	45

* Callon Petroleum Co.	6,035	40
* Dawson Geophysical Co.	1,163	38
* Miller Energy Resources Inc.	4,391	37
* BPZ Resources Inc.	16,950	36
* Warren Resources Inc.	10,515	34
* Carrizo Oil & Gas Inc.	839	34
* Nuverra Environmental Solutions Inc.	19,491	34
* Endeavour International Corp.	6,796	33
* Mitcham Industries Inc.	1,851	32
* Midstates Petroleum Co. Inc.	4,789	29
* Newpark Resources Inc.	2,374	29
* Renewable Energy Group Inc.	2,421	28
* GT Advanced Technologies Inc.	2,739	27
Equal Energy Ltd.	5,204	26
* Cal Dive International Inc.	14,129	26
* Ameresco Inc. Class A	2,812	26
SemGroup Corp. Class A	413	25
* Westmoreland Coal Co.	1,679	25
* Vaalco Energy Inc.	4,141	25
Bolt Technology Corp.	1,229	25
* REX American Resources Corp.	714	23
Crosstex Energy Inc.	590	19
* Apco Oil and Gas International Inc.	1,110	17
Adams Resources & Energy Inc.	279	16
* Jones Energy Inc.	981	14
Hallador Energy Co.	1,253	10
* L&L Energy Inc.	4,338	7
* Global Geophysical Services Inc.	3,014	5
* ZaZa Energy Corp.	3,452	4
* Arabian American Development Co.	270	3
Panhandle Oil and Gas Inc. Class A	77	3
* PetroQuest Energy Inc.	615	3
TGC Industries Inc.	220	2
		7,837
Financial Services (38.8%)
Prosperity Bancshares Inc.	8,873	569
FirstMerit Corp.	24,407	560
CNO Financial Group Inc.	32,640	552
LaSalle Hotel Properties	15,251	478
Prospect Capital Corp.	40,840	466
RLJ Lodging Trust	18,210	440
Hancock Holding Co.	12,449	438
First American Financial Corp.	15,870	420
* Stifel Financial Corp.	9,333	418
Webster Financial Corp.	13,265	391
EPR Properties	7,587	382
Primerica Inc.	8,381	361
NorthStar Realty Finance Corp.	35,282	349
Susquehanna Bancshares Inc.	27,434	345
UMB Financial Corp.	5,261	337
BancorpSouth Inc.	14,043	336
* Texas Capital Bancshares Inc.	5,976	336
DiamondRock Hospitality Co.	28,790	329
Highwoods Properties Inc.	9,141	328
Cathay General Bancorp	11,645	322
DCT Industrial Trust Inc.	42,843	320
CubeSmart	19,570	317

Glacier Bancorp Inc.	10,559	316
Medical Properties Trust Inc.	23,832	315
RLI Corp.	3,119	315
Sunstone Hotel Investors Inc.	24,002	314
Umpqua Holdings Corp.	16,411	302
Invesco Mortgage Capital Inc.	19,946	301
Apollo Investment Corp.	32,938	297
Chambers Street Properties	34,880	288
FNB Corp.	22,023	280
Trustmark Corp.	9,852	276
First Industrial Realty Trust Inc.	15,754	275
Iberiabank Corp.	4,363	274
Pebblebrook Hotel Trust	9,004	273
Platinum Underwriters Holdings Ltd.	4,293	272
Lexington Realty Trust	26,435	271
PrivateBancorp Inc.	9,562	265
Cousins Properties Inc.	24,651	264
Capitol Federal Financial Inc.	21,831	263
Radian Group Inc.	18,438	263
MB Financial Inc.	8,056	263
* Western Alliance Bancorp	10,908	253
Wintrust Financial Corp.	5,449	247
American Realty Capital Properties Inc.	18,826	247
Home Loan Servicing Solutions Ltd.	10,434	243
United Bankshares Inc.	7,417	241
Janus Capital Group Inc.	22,005	239
Alexander & Baldwin Inc.	6,324	239
PennyMac Mortgage Investment Trust	10,353	234
First Financial Holdings Inc.	3,545	234
Old National Bancorp	14,938	232
Selective Insurance Group Inc.	8,189	231
Symetra Financial Corp.	12,001	230
PacWest Bancorp	5,591	230
Community Bank System Inc.	5,900	229
Redwood Trust Inc.	12,083	225
New Residential Investment Corp.	37,147	224
Westamerica Bancorporation	3,982	221
CVB Financial Corp.	13,569	219
* Hilltop Holdings Inc.	9,094	216
ARMOUR Residential REIT Inc.	55,022	215
Columbia Banking System Inc.	7,541	209
* Walter Investment Management Corp.	5,437	207
American Equity Investment Life Holding Co.	8,741	207
Northwest Bancshares Inc.	13,855	207
CYS Investments Inc.	25,727	206
International Bancshares Corp.	7,818	204
First Midwest Bancorp Inc.	11,000	202
EverBank Financial Corp.	11,791	201
Government Properties Income Trust	8,075	200
Equity One Inc.	8,887	199
Geo Group Inc.	5,954	195
National Penn Bancshares Inc.	17,144	194
BBCN Bancorp Inc.	11,581	193
Colony Financial Inc.	9,548	193
Fifth Street Finance Corp.	20,169	193
Healthcare Realty Trust Inc.	8,651	191
Montpelier Re Holdings Ltd.	6,440	187

Pennsylvania REIT	10,069	181
Astoria Financial Corp.	12,950	181
Horace Mann Educators Corp.	5,815	179
Home BancShares Inc.	4,891	177
Main Street Capital Corp.	5,352	176
Altisource Residential Corp.	6,260	174
* MGIC Investment Corp.	21,414	174
Provident Financial Services Inc.	8,766	171
Acadia Realty Trust	6,596	171
Hersha Hospitality Trust Class A	29,675	170
Chesapeake Lodging Trust	7,116	170
Franklin Street Properties Corp.	13,192	170
Capstead Mortgage Corp.	14,004	168
Washington REIT	7,094	168
Pinnacle Financial Partners Inc.	5,138	167
NBT Bancorp Inc.	6,432	167
American Capital Mortgage Investment Corp.	8,635	163
Sterling Financial Corp.	4,991	163
National Bank Holdings Corp. Class A	7,666	162
* Sterling Bancorp	12,251	161
* iStar Financial Inc.	12,480	161
Cash America International Inc.	4,226	159
Investors Bancorp Inc.	6,488	156
Hercules Technology Growth Capital Inc.	9,050	154
Kennedy-Wilson Holdings Inc.	7,497	154
American Assets Trust Inc.	4,930	154
Retail Opportunity Investments Corp.	10,552	154
Solar Capital Ltd.	6,608	153
Nelnet Inc. Class A	3,366	151
ViewPoint Financial Group Inc.	5,882	149
Education Realty Trust Inc.	16,736	146
Park National Corp.	1,694	143
First Financial Bancorp	8,511	141
Ramco-Gershenson Properties Trust	8,782	141
Boston Private Financial Holdings Inc.	11,720	139
Chemical Financial Corp.	4,337	139
Renasant Corp.	4,491	138
First Commonwealth Financial Corp.	14,441	135
Associated Estates Realty Corp.	8,470	135
* FelCor Lodging Trust Inc.	18,285	134
STAG Industrial Inc.	6,159	134
Independent Bank Corp.	3,480	133
Hudson Pacific Properties Inc.	6,377	132
* Enstar Group Ltd.	909	127
Argo Group International Holdings Ltd.	2,671	126
* Ambac Financial Group Inc.	5,285	125
Banner Corp.	2,874	125
Investors Real Estate Trust	14,051	124
DuPont Fabros Technology Inc.	5,187	122
Triangle Capital Corp.	4,062	121
WesBanco Inc.	3,819	120
PennantPark Investment Corp.	9,815	119
AMERISAFE Inc.	2,721	119
Parkway Properties Inc.	6,426	118
* United Community Banks Inc.	6,375	117
Banco Latinoamericano de Comercio Exterior SA	4,323	116
OFG Bancorp	6,740	116

S&T Bancorp Inc.	4,391	116
City Holding Co.	2,315	114
Resource Capital Corp.	18,744	113
First Merchants Corp.	5,116	108
BlackRock Kelso Capital Corp.	10,956	108
* Investment Technology Group Inc.	5,522	108
Sandy Spring Bancorp Inc.	3,704	108
* Eagle Bancorp Inc.	3,303	108
* Greenlight Capital Re Ltd. Class A	3,163	108
Tompkins Financial Corp.	2,139	107
Safety Insurance Group Inc.	1,905	107
Summit Hotel Properties Inc.	11,760	107
TrustCo Bank Corp. NY	13,959	106
First Potomac Realty Trust	8,672	104
Golub Capital BDC Inc.	5,518	104
* Navigators Group Inc.	1,539	103
Berkshire Hills Bancorp Inc.	3,717	102
Stewart Information Services Corp.	3,155	101
First Financial Bankshares Inc.	1,500	100
Flushing Financial Corp.	4,573	99
Wilshire Bancorp Inc.	9,237	98
Hanmi Financial Corp.	4,701	97
Ryman Hospitality Properties Inc.	2,307	97
* Global Cash Access Holdings Inc.	9,858	96
Anworth Mortgage Asset Corp.	21,458	96
Community Trust Bancorp Inc.	2,082	95
Campus Crest Communities Inc.	9,558	95
Brookline Bancorp Inc.	10,382	95
Lakeland Financial Corp.	2,441	94
New Mountain Finance Corp.	6,175	93
* Green Dot Corp. Class A	3,821	93
* Piper Jaffray Cos.	2,395	91
Apollo Commercial Real Estate Finance Inc.	5,475	91
* Bancorp Inc.	4,876	89
Select Income REIT	3,249	89
Kite Realty Group Trust	13,588	89
WSFS Financial Corp.	1,169	89
* Forestar Group Inc.	4,543	88
* Ezcorp Inc. Class A	7,523	88
Sabra Health Care REIT Inc.	3,263	87
Simmons First National Corp. Class A	2,460	87
Northfield Bancorp Inc.	6,688	87
* Capital Bank Financial Corp.	3,692	86
THL Credit Inc.	5,047	86
RAIT Financial Trust	10,418	86
Medley Capital Corp.	5,960	85
StellarOne Corp.	3,386	85
TICC Capital Corp.	7,832	85
State Bank Financial Corp.	4,752	84
United Fire Group Inc.	2,800	83
Excel Trust Inc.	7,107	83
Maiden Holdings Ltd.	6,489	82
* PICO Holdings Inc.	3,388	82
Rouse Properties Inc.	3,359	82
Cardinal Financial Corp.	4,519	80
Dime Community Bancshares Inc.	4,750	80
Washington Trust Bancorp Inc.	2,166	79

Chatham Lodging Trust	3,838	79
Union First Market Bankshares Corp.	3,022	78
TCP Capital Corp.	4,460	77
Southside Bancshares Inc.	2,671	76
Oritani Financial Corp.	4,667	76
Bank of the Ozarks Inc.	1,337	75
Ashford Hospitality Trust Inc.	9,058	74
First Interstate Bancsystem Inc.	2,627	74
* Ameris Bancorp	3,575	73
Apollo Residential Mortgage Inc.	4,788	72
1st Source Corp.	2,256	72
* KCG Holdings Inc. Class A	6,002	72
SY Bancorp Inc.	2,097	71
* Virginia Commerce Bancorp Inc.	4,043	71
Getty Realty Corp.	3,829	71
National Western Life Insurance Co. Class A	329	70
Capital Southwest Corp.	2,019	69
* First BanCorp	10,816	69
Dynex Capital Inc.	8,219	69
* NewStar Financial Inc.	3,931	69
Lakeland Bancorp Inc.	5,369	68
New York Mortgage Trust Inc.	9,560	67
Terreno Realty Corp.	3,753	66
Trico Bancshares	2,407	66
Heartland Financial USA Inc.	2,225	66
AG Mortgage Investment Trust Inc.	4,184	66
First Busey Corp.	10,873	65
Central Pacific Financial Corp.	3,275	65
* Taylor Capital Group Inc.	2,595	65
Arlington Asset Investment Corp. Class A	2,404	64
CoBiz Financial Inc.	5,333	63
Cedar Realty Trust Inc.	10,867	63
* DFC Global Corp.	6,055	61
Infinity Property & Casualty Corp.	846	60
* Harbinger Group Inc.	4,972	60
First Financial Corp.	1,620	59
Rockville Financial Inc.	3,958	59
Bryn Mawr Bank Corp.	1,950	59
Monmouth Real Estate Investment Corp. Class A	6,124	59
FBL Financial Group Inc. Class A	1,282	59
Agree Realty Corp.	1,991	58
TowneBank	3,799	58
Bancfirst Corp.	1,024	57
* Cowen Group Inc. Class A	14,091	57
Western Asset Mortgage Capital Corp.	3,507	57
CyrusOne Inc.	2,767	57
* Safeguard Scientifics Inc.	3,028	56
United Financial Bancorp Inc.	2,840	56
MainSource Financial Group Inc.	3,075	55
* Citizens Inc. Class A	6,268	55
* Flagstar Bancorp Inc.	2,992	55
German American Bancorp Inc.	1,828	55
Financial Institutions Inc.	2,080	53
Federal Agricultural Mortgage Corp.	1,487	52
OneBeacon Insurance Group Ltd. Class A	3,265	52
Winthrop Realty Trust	4,428	51
Enterprise Financial Services Corp.	2,613	51

Univest Corp. of Pennsylvania	2,409	51
* Customers Bancorp Inc.	2,882	50
Meadowbrook Insurance Group Inc.	6,768	50
Hudson Valley Holding Corp.	2,372	50
* HomeTrust Bancshares Inc.	3,006	50
AmREIT Inc.	2,832	49
MCG Capital Corp.	10,245	49
* MoneyGram International Inc.	2,322	49
* Southwest Bancorp Inc.	2,833	49
First of Long Island Corp.	1,140	49
State Auto Financial Corp.	2,151	49
* Phoenix Cos. Inc.	838	49
First Bancorp	2,830	48
* Beneficial Mutual Bancorp Inc.	4,600	48
Camden National Corp.	1,103	48
Medallion Financial Corp.	2,678	48
MVC Capital Inc.	3,254	47
Bank Mutual Corp.	6,678	46
* Gramercy Property Trust Inc.	8,542	46
Centerstate Banks Inc.	4,330	46
Park Sterling Corp.	6,434	46
* Metro Bancorp Inc.	2,033	46
First Community Bancshares Inc.	2,577	45
* Third Point Reinsurance Ltd.	2,653	44
Great Southern Bancorp Inc.	1,481	44
Employers Holdings Inc.	1,345	44
Fidus Investment Corp.	1,977	43
Arrow Financial Corp.	1,532	43
CNB Financial Corp.	2,136	43
Universal Insurance Holdings Inc.	3,395	42
Whitestone REIT	3,126	42
First Connecticut Bancorp Inc.	2,451	42
Bridge Bancorp Inc.	1,642	41
* Walker & Dunlop Inc.	2,502	41
Ares Commercial Real Estate Corp.	3,079	40
BNC Bancorp	2,644	40
Washington Banking Co.	2,238	40
HomeStreet Inc.	1,864	39
Peoples Bancorp Inc.	1,645	39
Gladstone Commercial Corp.	2,134	38
Aviv REIT Inc.	1,492	38
National Bankshares Inc.	1,002	38
First Defiance Financial Corp.	1,405	38
GFI Group Inc.	10,016	38
* Encore Capital Group Inc.	791	38
Fidelity Southern Corp.	2,107	38
Heritage Financial Corp.	2,186	38
Yadkin Financial Corp.	2,077	37
Pacific Continental Corp.	2,580	37
Baldwin & Lyons Inc.	1,332	37
* Strategic Hotels & Resorts Inc.	4,161	37
* Ashford Hospitality Prime Inc.	1,811	37
OceanFirst Financial Corp.	1,985	37
Citizens & Northern Corp.	1,781	37
Territorial Bancorp Inc.	1,534	37
* OmniAmerican Bancorp Inc.	1,652	36
Bank of Marin Bancorp	785	36

Amtrust Financial Services Inc.	863	36
Manning & Napier Inc.	1,959	36
* FBR & Co.	1,262	35
Silver Bay Realty Trust Corp.	2,199	35
1st United Bancorp Inc.	4,312	35
Charter Financial Corp.	3,283	35
One Liberty Properties Inc.	1,696	35
* Pacific Premier Bancorp Inc.	2,402	35
Republic Bancorp Inc. Class A	1,400	35
* American Residential Properties Inc.	1,977	35
* Preferred Bank	1,683	34
* Suffolk Bancorp	1,669	34
KCAP Financial Inc.	4,033	34
Penns Woods Bancorp Inc.	652	34
Meta Financial Group Inc.	862	33
West Bancorporation Inc.	2,066	33
Oppenheimer Holdings Inc. Class A	1,430	33
* PennyMac Financial Services Inc. Class A	1,845	33
Guaranty Bancorp	2,121	33
MetroCorp Bancshares Inc.	2,274	33
* Global Indemnity plc	1,210	32
Home Federal Bancorp Inc.	2,091	32
Tower Group International Ltd.	7,666	32
Calamos Asset Management Inc. Class A	2,864	32
* Franklin Financial Corp.	1,552	31
Consolidated-Tomoka Land Co.	844	31
Sierra Bancorp	1,756	31
Fox Chase Bancorp Inc.	1,756	31
Ames National Corp.	1,343	31
Solar Senior Capital Ltd.	1,660	30
Bank of Kentucky Financial Corp.	886	30
Banc of California Inc.	2,328	30
Thomas Properties Group Inc.	4,314	30
* GSV Capital Corp.	2,787	30
BankFinancial Corp.	3,041	30
Horizon Bancorp	1,254	30
Gladstone Capital Corp.	3,021	29
American National Bankshares Inc.	1,134	29
PennantPark Floating Rate Capital Ltd.	2,121	29
Gladstone Investment Corp.	3,820	29
* INTL. FCStone Inc.	1,392	29
Kansas City Life Insurance Co.	562	28
Armada Hoffler Properties Inc.	2,741	28
Mercantile Bank Corp.	1,256	28
Center Bancorp Inc.	1,680	28
* NewBridge Bancorp	3,644	27
* AV Homes Inc.	1,347	27
Sovran Self Storage Inc.	407	27
MidWestOne Financial Group Inc.	964	27
* SWS Group Inc.	4,164	27
Stellus Capital Investment Corp.	1,739	27
* United Community Financial Corp.	7,125	27
ESB Financial Corp.	1,851	27
* Bridge Capital Holdings	1,373	26
* Firsthand Technology Value Fund Inc.	1,234	26
Independent Bank Group Inc.	538	26
LTC Properties Inc.	664	26

Merchants Bancshares Inc.	806	26
C&F Financial Corp.	471	25
Heritage Commerce Corp.	3,005	25
* Meridian Interstate Bancorp Inc.	1,112	25
First Bancorp Inc.	1,363	24
Northrim BanCorp Inc.	929	24
* Rexford Industrial Realty Inc.	1,737	24
Crawford & Co. Class B	2,334	24
JAVELIN Mortgage Investment Corp.	1,942	24
* Farmers Capital Bank Corp.	1,078	24
Nicholas Financial Inc.	1,483	24
* CU Bancorp	1,340	24
* Seacoast Banking Corp. of Florida	10,463	24
Peapack Gladstone Financial Corp.	1,283	24
First Financial Northwest Inc.	2,184	23
NGP Capital Resources Co.	2,999	23
* Heritage Oaks Bancorp	2,879	23
Bar Harbor Bankshares	566	22
* Sun Bancorp Inc.	5,835	21
* Kearny Financial Corp.	2,045	21
* Capital City Bank Group Inc.	1,780	21
Glimcher Realty Trust	2,181	21
Enterprise Bancorp Inc.	1,032	21
MidSouth Bancorp Inc.	1,173	21
EMC Insurance Group Inc.	638	20
National Interstate Corp.	680	20
Westfield Financial Inc.	2,619	19
Provident Financial Holdings Inc.	1,308	19
* Intervest Bancshares Corp. Class A	2,539	19
HFF Inc. Class A	735	19
* First Security Group Inc.	8,893	19
Eastern Insurance Holdings Inc.	756	19
* Hallmark Financial Services Inc.	1,938	18
* NASB Financial Inc.	606	18
Inland Real Estate Corp.	1,676	18
* CommunityOne Bancorp	1,517	18
UMH Properties Inc.	1,869	18
Doral Financial Corp.	942	18
* Home Bancorp Inc.	935	18
* First NBC Bank Holding Co.	602	17
Donegal Group Inc. Class A	1,070	17
Century Bancorp Inc. Class A	491	17
Chemung Financial Corp.	520	17
Urstadt Biddle Properties Inc. Class A	899	17
* Macatawa Bank Corp.	3,329	17
Resource America Inc. Class A	1,777	17
Horizon Technology Finance Corp.	1,174	17
Access National Corp.	1,055	17
EastGroup Properties Inc.	272	16
Physicians Realty Trust	1,379	16
Middleburg Financial Corp.	768	16
Independence Holding Co.	1,137	16
* Imperial Holdings Inc.	2,482	16
LCNB Corp.	860	15
WhiteHorse Finance Inc.	997	15
Clifton Savings Bancorp Inc.	1,205	15
Ellington Residential Mortgage REIT	931	15

Investors Title Co.	191	15
ESSA Bancorp Inc.	1,297	15
JMP Group Inc.	2,267	15
Hingham Institution for Savings	185	15
Gain Capital Holdings Inc.	1,589	14
* BBX Capital Corp.	1,042	14
* Regional Management Corp.	380	13
Garrison Capital Inc.	867	13
Griffin Land & Nurseries Inc.	379	13
* Waterstone Financial Inc.	1,063	12
* UCP Inc.	796	12
Tree.com Inc.	390	12
* Tristate Capital Holdings Inc.	947	12
* First Marblehead Corp.	13,030	11
Intersections Inc.	1,365	11
* Silvercrest Asset Management Group Inc. Class A	658	10
* ConnectOne Bancorp Inc.	252	10
* VantageSouth Bancshares Inc.	1,738	9
* Consumer Portfolio Services Inc.	1,181	9
* Palmetto Bancshares Inc.	643	9
CIFC Corp.	987	8
* Hampton Roads Bankshares Inc.	4,866	8
* Fortegra Financial Corp.	927	7
California First National Bancorp	334	5
* Tejon Ranch Co.	145	5
* Cascade Bancorp	827	4
RCS Capital Corp.	238	4
* First Federal Bancshares of Arkansas Inc.	295	3
* Roma Financial Corp.	115	2
ZAIS Financial Corp.	81	1
* Markel Corp.	1	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	22	—
		45,642
Health Care (4.7%)
* WellCare Health Plans Inc.	6,398	475
Owens & Minor Inc.	7,319	279
* Magellan Health Services Inc.	3,979	244
* Impax Laboratories Inc.	10,098	243
* Wright Medical Group Inc.	5,921	177
* NuVasive Inc.	5,114	170
CONMED Corp.	4,076	166
* Amsurg Corp. Class A	3,330	161
* Greatbatch Inc.	3,520	143
* NPS Pharmaceuticals Inc.	5,249	139
Kindred Healthcare Inc.	7,970	134
* Hanger Inc.	2,908	113
Invacare Corp.	4,746	106
* Geron Corp.	19,391	104
* Merit Medical Systems Inc.	6,296	103
* PharMerica Corp.	4,413	100
Analogic Corp.	1,003	97
Spectrum Pharmaceuticals Inc.	9,423	91
* Affymetrix Inc.	10,601	90
National Healthcare Corp.	1,605	90
* Accelrys Inc.	8,329	81
* Amedisys Inc.	4,691	76
* Emergent Biosolutions Inc.	3,389	76

HealthSouth Corp.	2,125	76
* Rockwell Medical Inc.	4,920	72
* Tornier NV	3,871	70
* Triple-S Management Corp. Class B	3,357	68
* Nektar Therapeutics	5,353	67
* Integra LifeSciences Holdings Corp.	1,371	64
Select Medical Holdings Corp.	7,313	63
* Orthofix International NV	2,924	63
* Prothena Corp. plc	2,077	59
* AngioDynamics Inc.	3,705	57
* Symmetry Medical Inc.	5,379	53
* Omnicell Inc.	2,135	52
* OraSure Technologies Inc.	8,012	49
* Cynosure Inc. Class A	1,814	47
* Cambrex Corp.	2,349	46
Hi-Tech Pharmacal Co. Inc.	1,047	45
* BioScrip Inc.	6,411	44
Universal American Corp.	5,526	43
* Natus Medical Inc.	1,809	42
* ImmunoGen Inc.	2,855	41
* LHC Group Inc.	1,735	41
* Albany Molecular Research Inc.	3,346	40
CryoLife Inc.	3,636	40
* Rigel Pharmaceuticals Inc.	12,537	33
Almost Family Inc.	1,178	33
* Five Star Quality Care Inc.	6,184	30
* Pozen Inc.	3,849	30
* Cross Country Healthcare Inc.	3,869	30
* Pacific Biosciences of California Inc.	6,902	29
* Alnylam Pharmaceuticals Inc.	471	29
* XenoPort Inc.	5,325	28
* ArthroCare Corp.	737	28
* Exactech Inc.	1,070	27
* Horizon Pharma Inc.	3,598	26
* RTI Surgical Inc.	8,118	25
* Anika Therapeutics Inc.	718	25
* Arena Pharmaceuticals Inc.	3,739	24
* Healthways Inc.	1,698	24
* Targacept Inc.	4,027	23
* Derma Sciences Inc.	1,977	23
* Chindex International Inc.	1,324	23
* Celldex Therapeutics Inc.	759	21
* Solta Medical Inc.	10,236	20
* Addus HomeCare Corp.	703	20
* Cutera Inc.	2,094	20
* Momenta Pharmaceuticals Inc.	1,088	19
* Alphatec Holdings Inc.	9,033	18
* AVEO Pharmaceuticals Inc.	7,487	16
* National Research Corp. Class A	859	16
* Harvard Bioscience Inc.	3,446	16
* ACADIA Pharmaceuticals Inc.	556	13
* Alliance HealthCare Services Inc.	436	13
* Cornerstone Therapeutics Inc.	1,281	12
* InterMune Inc.	836	12
* ICU Medical Inc.	174	11
* Medical Action Industries Inc.	1,264	11
* Sciclone Pharmaceuticals Inc.	2,099	10

* Idenix Pharmaceuticals Inc.	1,722	9
* Curis Inc.	2,812	9
Enzon Pharmaceuticals Inc.	5,355	9
* Progenics Pharmaceuticals Inc.	1,692	9
* Pernix Therapeutics Holdings	2,528	7
Ensign Group Inc.	139	6
* XOMA Corp.	1,239	6
* Dynavax Technologies Corp.	3,193	6
* Lexicon Pharmaceuticals Inc.	2,295	6
* Cytori Therapeutics Inc.	2,023	6
* Intrexon Corp.	239	5
* Cytokinetics Inc.	807	5
* Staar Surgical Co.	354	4
* Harvard Apparatus Regenerative Technology Inc.	861	4
* Navidea Biopharmaceuticals Inc.	2,571	4
* Aratana Therapeutics Inc.	198	4
* USMD Holdings Inc.	156	4
* PTC Therapeutics Inc.	200	3
* Bluebird Bio Inc.	142	3
* Immunomedics Inc.	662	3
* Agios Pharmaceuticals Inc.	143	3
* Onconova Therapeutics Inc.	123	2
* Esperion Therapeutics Inc.	137	2
* Arqule Inc.	555	1
* OncoMed Pharmaceuticals Inc.	98	1
* Vical Inc.	1,109	1
* Cellular Dynamics International Inc.	80	1
* Skilled Healthcare Group Inc.	231	1
* SIGA Technologies Inc.	303	1
* Conatus Pharmaceuticals Inc.	124	1
* Biolase Inc.	440	1
		5,565
Materials & Processing (5.3%)
Axiall Corp.	10,292	466
Sensient Technologies Corp.	7,353	361
Commercial Metals Co.	17,244	335
Minerals Technologies Inc.	5,110	304
Simpson Manufacturing Co. Inc.	5,451	198
* Stillwater Mining Co.	17,447	196
Kaiser Aluminum Corp.	2,793	188
* Resolute Forest Products Inc.	10,261	166
* RTI International Metals Inc.	4,601	160
Globe Specialty Metals Inc.	8,938	159
Universal Forest Products Inc.	2,927	152
A Schulman Inc.	4,327	148
* OM Group Inc.	4,389	145
Intrepid Potash Inc.	8,064	125
Hecla Mining Co.	41,957	124
Quaker Chemical Corp.	1,465	119
* AK Steel Holding Corp.	20,258	115
* Kraton Performance Polymers Inc.	4,824	112
Schnitzer Steel Industries Inc.	3,601	110
* Molycorp Inc.	21,795	104
* Coeur Mining Inc.	9,363	103
Haynes International Inc.	1,829	99
Olin Corp.	3,991	99
* Horsehead Holding Corp.	6,545	98

Quanex Building Products Corp.	5,487	98
* Louisiana-Pacific Corp.	5,693	93
Neenah Paper Inc.	2,125	89
Griffon Corp.	6,632	85
Comfort Systems USA Inc.	4,116	84
* Gibraltar Industries Inc.	4,579	81
AMCOL International Corp.	2,549	79
Myers Industries Inc.	3,661	74
Stepan Co.	1,142	73
LB Foster Co. Class A	1,525	72
Aceto Corp.	3,292	71
* Century Aluminum Co.	7,710	69
* Zoltek Cos. Inc.	4,119	69
Schweitzer-Mauduit International Inc.	1,296	67
* Unifi Inc.	2,245	62
Tredegar Corp.	2,249	59
* Northwest Pipe Co.	1,423	56
Belden Inc.	725	51
* Allied Nevada Gold Corp.	14,991	50
NN Inc.	2,469	49
Dynamic Materials Corp.	1,974	44
Apogee Enterprises Inc.	1,193	43
Zep Inc.	2,133	41
Materion Corp.	1,405	40
* LSB Industries Inc.	1,243	40
FutureFuel Corp.	2,381	40
* Clearwater Paper Corp.	686	36
* Universal Stainless & Alloy Products Inc.	988	36
Olympic Steel Inc.	970	27
LSI Industries Inc.	3,082	27
Ampco-Pittsburgh Corp.	1,204	22
Oil-Dri Corp. of America	522	21
* UFP Technologies Inc.	802	21
Shiloh Industries Inc.	880	20
Chase Corp.	621	20
PH Glatfelter Co.	656	18
* Ur-Energy Inc.	13,993	16
Global Brass & Copper Holdings Inc.	900	15
* Penford Corp.	1,131	14
Noranda Aluminum Holding Corp.	4,865	14
* Texas Industries Inc.	214	12
NL Industries Inc.	974	11
* General Moly Inc.	8,338	10
Innospec Inc.	183	9
* NCI Building Systems Inc.	476	8
* Stock Building Supply Holdings Inc.	403	7
* Taminco Corp.	257	6
Wausau Paper Corp.	392	5
* Ply Gem Holdings Inc.	268	5
* Marrone Bio Innovations Inc.	309	5
KMG Chemicals Inc.	218	4
Insteel Industries Inc.	182	4
Culp Inc.	163	3
* Handy & Harman Ltd.	108	3
Compx International Inc.	178	2
* Midway Gold Corp.	1,881	2

* United States Lime & Minerals Inc.	18	1
		6,269
Other (0.0%)
* Peapack Gladstone FINA Rights Exp. 12/09/2013	1,283	—

Producer Durables (14.6%)
Bristow Group Inc.	5,301	425
Actuant Corp. Class A	10,792	422
* Moog Inc. Class A	6,049	415
* Esterline Technologies Corp.	4,597	405
* US Airways Group Inc.	17,075	401
EMCOR Group Inc.	9,850	391
Curtiss-Wright Corp.	6,892	364
* Teledyne Technologies Inc.	3,791	352
EnerSys Inc.	4,776	341
Convergys Corp.	15,502	318
Scorpio Tankers Inc.	27,066	311
* JetBlue Airways Corp.	34,165	304
Barnes Group Inc.	7,939	290
United Stationers Inc.	5,950	268
* FTI Consulting Inc.	5,929	266
* Darling International Inc.	12,683	263
* Tetra Tech Inc.	8,815	252
* Itron Inc.	5,802	246
Watts Water Technologies Inc. Class A	3,885	234
ABM Industries Inc.	8,050	224
Brady Corp. Class A	6,818	214
* Orbital Sciences Corp.	8,861	208
* Mobile Mini Inc.	5,068	205
* PHH Corp.	8,419	202
* GrafTech International Ltd.	17,166	198
General Cable Corp.	6,776	197
Gulfmark Offshore Inc.	3,941	195
CIRCOR International Inc.	2,429	193
AAR Corp.	5,829	182
Steelcase Inc. Class A	10,915	178
Granite Construction Inc.	5,686	178
* Huron Consulting Group Inc.	2,963	176
* Korn/Ferry International	7,140	165
* Ascent Capital Group Inc. Class A	1,805	155
Cubic Corp.	2,715	152
* Navigant Consulting Inc.	7,431	146
* Atlas Air Worldwide Holdings Inc.	3,774	145
TAL International Group Inc.	2,650	145
G&K Services Inc. Class A	2,393	144
Briggs & Stratton Corp.	7,078	143
Ship Finance International Ltd.	8,234	139
Encore Wire Corp.	2,674	134
* Tutor Perini Corp.	5,462	134
Deluxe Corp.	2,624	130
* Sykes Enterprises Inc.	5,804	128
Albany International Corp.	3,491	128
* Electronics For Imaging Inc.	3,177	126
Arkansas Best Corp.	3,812	124
SkyWest Inc.	7,277	123
Werner Enterprises Inc.	4,838	116
* Greenbrier Cos. Inc.	3,623	113

* Wabash National Corp.	9,299	113
Aircastle Ltd.	5,991	112
* Aegion Corp. Class A	5,096	111
Astec Industries Inc.	3,010	110
* ICF International Inc.	2,917	106
* ACCO Brands Corp.	16,738	101
* Wesco Aircraft Holdings Inc.	4,791	100
UniFirst Corp.	969	99
* Monster Worldwide Inc.	17,393	98
Quad/Graphics Inc.	3,685	96
ESCO Technologies Inc.	2,803	95
* Rush Enterprises Inc. Class A	3,242	95
Powell Industries Inc.	1,367	94
Kelly Services Inc. Class A	4,006	93
* Modine Manufacturing Co.	6,985	93
Standex International Corp.	1,513	89
* EnPro Industries Inc.	1,566	89
* Dycom Industries Inc.	3,084	87
Resources Connection Inc.	6,080	86
* Aerovironment Inc.	2,765	83
Textainer Group Holdings Ltd.	2,110	82
* Engility Holdings Inc.	2,555	81
Nordic American Tankers Ltd.	9,826	80
* MYR Group Inc.	3,122	79
McGrath RentCorp	1,949	76
* PHI Inc.	1,766	75
* XPO Logistics Inc.	3,217	74
Ennis Inc.	3,915	73
Kimball International Inc. Class B	4,849	72
Great Lakes Dredge & Dock Corp.	8,091	72
* Hawaiian Holdings Inc.	7,792	71
Brink's Co.	2,092	70
* Consolidated Graphics Inc.	1,086	70
Kadant Inc.	1,684	70
* Columbus McKinnon Corp.	2,510	70
* RPX Corp.	4,169	69
Marten Transport Ltd.	3,518	68
UTi Worldwide Inc.	3,916	62
American Railcar Industries Inc.	1,418	62
GasLog Ltd.	3,839	61
Alamo Group Inc.	1,022	60
* Air Transport Services Group Inc.	7,483	58
Celadon Group Inc.	2,698	56
Kaman Corp.	1,366	54
* CBIZ Inc.	5,472	49
Global Power Equipment Group Inc.	2,456	48
* Layne Christensen Co.	2,860	48
Heidrick & Struggles International Inc.	2,597	47
Argan Inc.	2,016	47
* Orion Marine Group Inc.	3,920	47
NACCO Industries Inc. Class A	715	46
* Titan Machinery Inc.	2,483	44
* Lydall Inc.	2,450	44
* Kratos Defense & Security Solutions Inc.	6,342	42
Knoll Inc.	2,377	42
* Pacer International Inc.	4,610	42
* Patriot Transportation Holding Inc.	945	40

	FreightCar America Inc.	1,734	40
*	Ducommun Inc.	1,531	39
*	Republic Airways Holdings Inc.	3,401	38
*	Zygo Corp.	2,402	38
*	Roadrunner Transportation Systems Inc.	1,362	37
*	CAI International Inc.	1,582	36
*	AM Castle & Co.	2,517	35
	Knightsbridge Tankers Ltd.	4,472	35
*	GenCorp Inc.	1,903	35
	Twin Disc Inc.	1,200	34
	Spartan Motors Inc.	4,921	34
	Mac-Gray Corp.	1,539	33
	Titan International Inc.	1,861	32
	CDI Corp.	2,035	32
	Miller Industries Inc.	1,621	31
	VSE Corp.	595	30
*	Vishay Precision Group Inc.	1,782	30
	Marlin Business Services Corp.	1,190	30
	Schawk Inc. Class A	1,943	29
	Heartland Express Inc.	1,574	29
*	Vicor Corp.	2,551	28
	Electro Rent Corp.	1,293	28
*	PRGX Global Inc.	4,162	27
*	CRA International Inc.	1,468	27
	Littelfuse Inc.	309	27
*	Sterling Construction Co. Inc.	2,198	27
	Hardinge Inc.	1,697	26
	Teekay Tankers Ltd. Class A	8,877	26
	Multi-Color Corp.	683	26
	Gorman-Rupp Co.	613	26
*	TeleTech Holdings Inc.	994	26
	Hurco Cos. Inc.	930	25
*	Quality Distribution Inc.	2,012	25
	Preformed Line Products Co.	338	24
	Applied Industrial Technologies Inc.	487	24
	Houston Wire & Cable Co.	1,735	23
*	Flow International Corp.	5,791	23
*	Tecumseh Products Co. Class A	2,666	23
*	PMFG Inc.	3,019	23
*	Furmanite Corp.	2,035	23
	International Shipholding Corp.	806	23
*,^ Frontline Ltd.		7,306	22
	Ceco Environmental Corp.	1,256	20
*	Global Sources Ltd.	2,431	19
*	Standard Parking Corp.	764	19
*	API Technologies Corp.	4,698	18
*	TRC Cos. Inc.	2,276	18
*	Energy Recovery Inc.	3,541	18
*	LMI Aerospace Inc.	1,320	17
*	OSI Systems Inc.	214	16
	Hackett Group Inc.	2,617	16
	Franklin Electric Co. Inc.	352	16
*	Measurement Specialties Inc.	270	15
	HNI Corp.	356	14
*	FARO Technologies Inc.	221	12
*	American Superconductor Corp.	7,053	11
*	YRC Worldwide Inc.	1,204	11

* Ultrapetrol Bahamas Ltd.	3,083	10
* Swisher Hygiene Inc.	16,310	9
* Advanced Energy Industries Inc.	351	8
* Commercial Vehicle Group Inc.	1,034	8
Kforce Inc.	351	7
* Control4 Corp.	382	7
* ExOne Co.	123	7
Douglas Dynamics Inc.	292	5
* Casella Waste Systems Inc. Class A	584	3
* Erickson Air-Crane Inc.	182	3
* GSE Holding Inc.	1,286	3
* Costa Inc.	111	2
* Heritage-Crystal Clean Inc.	120	2
* Odyssey Marine Exploration Inc.	889	2
* Accuride Corp.	412	1
		17,155
Technology (9.8%)
* DigitalGlobe Inc.	10,953	434
Mentor Graphics Corp.	14,051	317
* Finisar Corp.	13,772	285
* Acxiom Corp.	8,128	271
* SYNNEX Corp.	3,881	257
* International Rectifier Corp.	10,201	244
* CACI International Inc. Class A	3,389	243
MKS Instruments Inc.	7,801	232
* Plexus Corp.	5,038	203
Intersil Corp. Class A	18,760	197
* Entegris Inc.	17,518	192
* Sanmina Corp.	12,225	189
* Benchmark Electronics Inc.	8,043	185
* NETGEAR Inc.	5,641	181
* ScanSource Inc.	4,095	172
* TriQuint Semiconductor Inc.	21,528	170
* Unisys Corp.	6,150	169
* QLogic Corp.	13,084	162
Tessera Technologies Inc.	7,749	155
* Insight Enterprises Inc.	6,408	154
* Anixter International Inc.	1,660	147
* ATMI Inc.	4,697	144
* Veeco Instruments Inc.	4,452	143
* Integrated Device Technology Inc.	13,713	136
Tellabs Inc.	52,420	128
* Bankrate Inc.	6,793	127
* II-VI Inc.	7,510	123
* OmniVision Technologies Inc.	7,291	117
* Harmonic Inc.	14,947	115
* Cirrus Logic Inc.	5,540	112
Brooks Automation Inc.	9,864	104
* PMC - Sierra Inc.	17,218	103
* Progress Software Corp.	3,890	102
ManTech International Corp. Class A	3,526	101
* Rofin-Sinar Technologies Inc.	3,894	101
* Emulex Corp.	13,429	100
* Newport Corp.	5,808	100
* Rogers Corp.	1,556	98
* Extreme Networks Inc.	13,885	97
* Perficient Inc.	4,328	94

* Digital River Inc.	5,229	93
Park Electrochemical Corp.	3,093	92
* ICG Group Inc.	5,280	91
CTS Corp.	4,977	90
* Checkpoint Systems Inc.	6,060	88
* Spansion Inc. Class A	7,024	87
* Ciena Corp.	3,905	87
* Sonus Networks Inc.	29,677	86
* Fabrinet	4,242	84
EarthLink Inc.	15,368	84
Comtech Telecommunications Corp.	2,511	81
ADTRAN Inc.	3,101	80
* Photronics Inc.	9,072	78
Acacia Research Corp.	5,186	77
* TTM Technologies Inc.	7,918	77
* Super Micro Computer Inc.	4,771	76
* Microsemi Corp.	3,078	75
Epiq Systems Inc.	4,418	74
American Science & Engineering Inc.	1,029	74
* Seachange International Inc.	4,908	73
* Lattice Semiconductor Corp.	12,834	71
Methode Electronics Inc.	2,437	71
* Cray Inc.	2,902	69
Black Box Corp.	2,426	68
* Entropic Communications Inc.	13,460	67
CSG Systems International Inc.	2,301	66
Daktronics Inc.	4,333	66
* Blucora Inc.	2,270	66
* Amkor Technology Inc.	10,540	63
* IntraLinks Holdings Inc.	5,773	63
* ShoreTel Inc.	7,755	63
* Internap Network Services Corp.	7,734	59
* Mercury Systems Inc.	4,881	53
* Ceva Inc.	3,196	51
* LTX-Credence Corp.	6,862	50
* Globecomm Systems Inc.	3,414	48
* GSI Group Inc.	4,366	48
* Integrated Silicon Solution Inc.	4,044	48
* ARC Document Solutions Inc.	5,436	47
IXYS Corp.	3,656	45
* Rudolph Technologies Inc.	3,895	44
* Digi International Inc.	3,731	43
* CIBER Inc.	10,733	43
* FormFactor Inc.	7,783	42
* Anaren Inc.	1,495	42
* ARRIS Group Inc.	1,984	41
* Oplink Communications Inc.	2,507	41
* Avid Technology Inc.	4,485	40
* Kopin Corp.	9,570	39
* Kemet Corp.	6,481	39
* Quantum Corp.	30,635	38
* Sparton Corp.	1,474	38
* Procera Networks Inc.	2,415	37
Supertex Inc.	1,421	37
Coherent Inc.	530	37
Electro Scientific Industries Inc.	3,439	35
Cohu Inc.	3,556	35

*	KEYW Holding Corp.	2,820	35
*	Axcelis Technologies Inc.	15,628	35
*	Fusion-io Inc.	3,425	34
	Bel Fuse Inc. Class B	1,406	32
*	Ultra Clean Holdings Inc.	3,186	32
*	Pericom Semiconductor Corp.	3,273	31
	United Online Inc.	1,950	31
*	Aspen Technology Inc.	762	30
*	Inphi Corp.	2,380	30
*	PC Connection Inc.	1,368	30
*	Dealertrack Technologies Inc.	690	29
*	Demand Media Inc.	5,223	29
	Tessco Technologies Inc.	728	29
	ePlus Inc.	508	27
*	RF Micro Devices Inc.	5,113	27
*	Numerex Corp. Class A	1,994	27
*	Agilysys Inc.	2,027	27
*	Westell Technologies Inc. Class A	6,334	26
*,^ Vringo Inc.		7,924	25
*	RealNetworks Inc.	3,203	25
*	DSP Group Inc.	2,821	25
*	Sigma Designs Inc.	4,368	25
*	Bazaarvoice Inc.	3,087	24
*	Vocus Inc.	2,440	24
*	Diodes Inc.	1,134	23
*	Rubicon Technology Inc.	2,236	23
*	ANADIGICS Inc.	11,739	23
	PC-Tel Inc.	2,255	22
	Plantronics Inc.	499	22
*	Aviat Networks Inc.	8,736	22
*	Imation Corp.	4,838	21
*	Gigamon Inc.	715	21
*	ModusLink Global Solutions Inc.	5,338	21
*	GSI Technology Inc.	2,928	20
*	Nanometrics Inc.	1,065	20
	Richardson Electronics Ltd.	1,734	19
*	Alpha & Omega Semiconductor Ltd.	2,503	19
*	Aeroflex Holding Corp.	2,796	19
*	VASCO Data Security International Inc.	2,449	19
*	Telenav Inc.	2,553	18
*	Multi-Fineline Electronix Inc.	1,252	18
*	NeoPhotonics Corp.	2,913	17
	Ebix Inc.	1,189	17
*	Infinera Corp.	1,775	17
*	Limelight Networks Inc.	7,709	16
*	TeleCommunication Systems Inc. Class A	6,767	16
	Sapiens International Corp. NV	2,036	14
*	Audience Inc.	1,389	14
*	TechTarget Inc.	2,063	12
*	Hutchinson Technology Inc.	3,378	10
*	RetailMeNot Inc.	359	10
*	Vocera Communications Inc.	468	8
*	Cvent Inc.	246	8
*	Calix Inc.	772	8
*	Radisys Corp.	3,272	7
*	Viasystems Group Inc.	485	7
*	Responsys Inc.	403	7

* Textura Corp.	201	7
* Luxoft Holding Inc. Class A	179	7
* Mindspeed Technologies Inc.	1,003	5
* KVH Industries Inc.	345	5
* MoSys Inc.	953	4
* Cyan Inc.	929	4
* PLX Technology Inc.	547	4
* Actuate Corp.	436	3
* Lionbridge Technologies Inc.	591	3
* Immersion Corp.	273	3
* Glu Mobile Inc.	624	2
QAD Inc. Class A	112	2
* YuMe Inc.	202	2
* Unwired Planet Inc.	1,027	2
* M/A-COM Technology Solutions Holdings Inc.	94	2
* Tremor Video Inc.	286	1
* Revolution Lighting Technologies Inc.	297	1
		11,488
Utilities (6.6%)
Cleco Corp.	8,864	405
IDACORP Inc.	7,379	381
Piedmont Natural Gas Co. Inc.	11,094	368
Southwest Gas Corp.	6,811	361
Portland General Electric Co.	11,150	332
Black Hills Corp.	6,545	329
* Dynegy Inc. Class A	14,764	316
UIL Holdings Corp.	8,304	312
WGL Holdings Inc.	7,614	303
ALLETE Inc.	5,848	288
New Jersey Resources Corp.	6,124	280
UNS Energy Corp.	5,703	273
PNM Resources Inc.	11,679	272
NorthWestern Corp.	5,561	245
Avista Corp.	8,804	240
Laclede Group Inc.	4,809	222
South Jersey Industries Inc.	3,824	217
El Paso Electric Co.	5,934	214
MGE Energy Inc.	3,382	189
Northwest Natural Gas Co.	3,937	168
California Water Service Group	7,014	160
Otter Tail Corp.	5,326	158
American States Water Co.	5,187	151
Empire District Electric Co.	6,273	142
NRG Yield Inc. Class A	3,319	120
* Leap Wireless International Inc.	6,219	103
Chesapeake Utilities Corp.	1,434	83
* Vonage Holdings Corp.	23,087	76
* Cincinnati Bell Inc.	21,099	68
Ormat Technologies Inc.	2,645	66
Atlantic Power Corp.	17,779	66
* NII Holdings Inc.	25,241	64
Unitil Corp.	2,078	63
* Iridium Communications Inc.	9,264	57
Connecticut Water Service Inc.	1,561	54
* Premiere Global Services Inc.	5,568	52
Middlesex Water Co.	2,283	50
USA Mobility Inc.	3,124	46

*	Hawaiian Telcom Holdco Inc.			1,486	45
	SJW Corp.			1,622	45
*	Pendrell Corp.			19,875	43
	Inteliquent Inc.			2,813	33
*	ORBCOMM Inc.			5,168	32
*	Genie Energy Ltd. Class B			1,857	31
	Consolidated Water Co. Ltd.			2,087	26
	Artesian Resources Corp. Class A			1,081	26
	West Corp.			1,036	24
	Delta Natural Gas Co. Inc.			988	22
*	Cbeyond Inc.			3,657	20
*	Gogo Inc.			685	18
	Pike Corp.			1,691	18
*	Boingo Wireless Inc.			2,647	17
	York Water Co.			490	11
*	magicJack VocalTec Ltd.			876	10
	Shenandoah Telecommunications Co.			349	9
*	Towerstream Corp.			2,223	5
*	Fairpoint Communications Inc.			436	4
*	inContact Inc.			515	4
	IDT Corp. Class B			147	3
*	Straight Path Communications Inc. Class B			73	1
					7,741
Total Common Stocks (Cost $100,428)					117,075
		Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.3%)
[2,3] Vanguard Market Liquidity Fund		0.127%		368,997	369

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
[4,5] Federal Home Loan Bank Discount Note		0.070%	2/5/2014	100	100
Total Temporary Cash Investments (Cost $469)					469
Total Investments (99.9%) (Cost $100,897)					117,544
Other Assets and Liabilities-Net (0.1%)[3]					60
Net Assets (100%)					117,604

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $117,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $141,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest

Russell 2000 Value Index Fund

quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	117,075	—	—
Temporary Cash Investments	369	100	—
Total	117,444	100	—

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Russell 2000 Value Index Fund

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2013	3	343	13

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $100,922,000. Net unrealized appreciation of investment securities for tax purposes was $16,622,000, consisting of unrealized gains of $19,237,000 on securities that had risen in value since their purchase and $2,615,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 2000 Growth Index Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (17.9%)
	Brunswick Corp.	25,121	1,148
	Sotheby's	20,045	1,028
*	Tenneco Inc.	17,858	1,025
	Wolverine World Wide Inc.	29,460	970
*	Buffalo Wild Wings Inc.	5,506	827
*	Lumber Liquidators Holdings Inc.	8,064	812
	Vail Resorts Inc.	10,541	799
	Pool Corp.	13,675	766
	Cheesecake Factory Inc.	15,654	763
	PriceSmart Inc.	5,540	691
*	Steven Madden Ltd.	17,659	688
	Sinclair Broadcast Group Inc. Class A	20,085	659
	Cracker Barrel Old Country Store Inc.	5,767	626
	Pier 1 Imports Inc.	27,825	620
*	Express Inc.	25,058	617
*	Grand Canyon Education Inc.	13,329	607
	HSN Inc.	9,928	570
*	Outerwall Inc.	8,256	565
*	VistaPrint NV	9,583	549
	Ryland Group Inc.	13,539	535
*	Shutterfly Inc.	11,147	526
	Texas Roadhouse Inc. Class A	18,325	513
*	Five Below Inc.	9,626	512
*	ANN Inc.	13,849	494
*	Jack in the Box Inc.	10,420	493
*	Hibbett Sports Inc.	7,629	493
*	Krispy Kreme Doughnuts Inc.	19,222	488
	Monro Muffler Brake Inc.	9,178	487
*	Vitamin Shoppe Inc.	8,909	483
*	ValueClick Inc.	22,374	479
	Hillenbrand Inc.	16,133	453
	Sturm Ruger & Co. Inc.	5,671	436
	Buckle Inc.	8,201	435
	Lithia Motors Inc. Class A	6,517	431
	KB Home	24,526	430
	Nexstar Broadcasting Group Inc. Class A	8,618	428
*	Bloomin' Brands Inc.	16,236	425
*	Asbury Automotive Group Inc.	8,070	419
	Papa John's International Inc.	4,702	399
*	Pinnacle Entertainment Inc.	15,870	399
*	Conn's Inc.	6,588	397
*	Restoration Hardware Holdings Inc.	5,191	392
*	Meritage Homes Corp.	8,751	381
*	Genesco Inc.	5,076	380
	Dorman Products Inc.	7,401	368
	Drew Industries Inc.	6,715	364
*	Churchill Downs Inc.	4,032	362
*	Tumi Holdings Inc.	14,010	336
*	Select Comfort Corp.	15,323	323

* Life Time Fitness Inc.	6,660	323
* Iconix Brand Group Inc.	7,795	309
Interval Leisure Group Inc.	11,523	309
* Crocs Inc.	22,256	307
* LifeLock Inc.	17,769	306
* AFC Enterprises Inc.	7,009	306
Oxford Industries Inc.	3,936	296
* Red Robin Gourmet Burgers Inc.	3,624	289
* Fiesta Restaurant Group Inc.	5,797	284
* American Axle & Manufacturing Holdings Inc.	13,632	273
* ITT Educational Services Inc.	6,858	267
* Sonic Corp.	13,042	258
* Winnebago Industries Inc.	8,231	255
Stewart Enterprises Inc. Class A	19,170	254
* Quiksilver Inc.	28,417	253
* Francesca's Holdings Corp.	12,860	252
* Elizabeth Arden Inc.	6,363	252
CEC Entertainment Inc.	5,189	249
* Multimedia Games Holding Co. Inc.	8,518	247
* Constant Contact Inc.	8,997	246
* Aeropostale Inc.	22,984	237
* Gentherm Inc.	9,812	237
* Boyd Gaming Corp.	20,488	235
* American Public Education Inc.	5,162	233
* G-III Apparel Group Ltd.	3,730	225
* TiVo Inc.	17,231	221
Arctic Cat Inc.	3,852	217
* Caesars Entertainment Corp.	10,518	215
DineEquity Inc.	2,543	214
* BJ's Restaurants Inc.	7,215	214
* Capella Education Co.	3,242	213
Brown Shoe Co. Inc.	7,857	202
* HealthStream Inc.	5,868	197
* Smith & Wesson Holding Corp.	16,381	194
Ethan Allen Interiors Inc.	6,249	193
* Scientific Games Corp. Class A	10,453	188
* Move Inc.	11,618	180
* Stamps.com Inc.	3,824	176
* Zumiez Inc.	6,185	172
* K12 Inc.	8,071	170
* Blue Nile Inc.	3,636	167
Nutrisystem Inc.	8,447	166
* Chuy's Holdings Inc.	4,732	165
* Vera Bradley Inc.	6,362	160
Ruth's Hospitality Group Inc.	10,508	151
Matthews International Corp. Class A	3,559	150
* Denny's Corp.	20,826	150
* Mattress Firm Holding Corp.	3,942	146
Standard Motor Products Inc.	4,157	144
* Libbey Inc.	6,129	141
Belo Corp. Class A	9,986	137
* Cumulus Media Inc. Class A	19,516	136
Finish Line Inc. Class A	4,946	131
* Children's Place Retail Stores Inc.	2,295	126
* Cavco Industries Inc.	1,843	124
* XO Group Inc.	7,894	124
Penske Automotive Group Inc.	2,771	123

Inter Parfums Inc.	3,364	122
* Bright Horizons Family Solutions Inc.	3,469	121
* Hovnanian Enterprises Inc. Class A	23,254	119
* Strayer Education Inc.	3,157	117
La-Z-Boy Inc.	4,008	117
* Rentrak Corp.	2,869	114
* Shutterstock Inc.	1,486	110
Destination Maternity Corp.	3,569	109
Entravision Communications Corp. Class A	16,061	106
* American Woodmark Corp.	2,928	106
* Office Depot Inc.	17,976	98
* Angie's List Inc.	7,169	93
* Tile Shop Holdings Inc.	5,534	93
* Overstock.com Inc.	3,289	92
National CineMedia Inc.	4,934	92
Big 5 Sporting Goods Corp.	4,926	92
* Stoneridge Inc.	6,998	90
* RealD Inc.	10,079	90
* William Lyon Homes Class A	4,015	87
* Wet Seal Inc. Class A	26,181	87
Carriage Services Inc. Class A	4,630	87
* Beazer Homes USA Inc.	4,109	86
MDC Partners Inc. Class A	3,732	85
* Bravo Brio Restaurant Group Inc.	5,311	85
* Education Management Corp.	7,046	81
* Steiner Leisure Ltd.	1,345	80
* America's Car-Mart Inc.	1,783	75
* Kirkland's Inc.	2,877	74
Dana Holding Corp.	3,522	71
MDC Holdings Inc.	2,299	69
Sonic Automotive Inc. Class A	2,905	69
* Jos A Bank Clothiers Inc.	1,207	69
* Nautilus Inc.	9,042	68
Bon-Ton Stores Inc.	3,742	67
* Christopher & Banks Corp.	10,574	66
Stein Mart Inc.	4,275	63
* Jamba Inc.	4,868	57
* ValueVision Media Inc. Class A	9,972	57
Winmark Corp.	655	56
* Noodles & Co.	1,380	56
Cato Corp. Class A	1,607	55
Cooper Tire & Rubber Co.	2,177	54
* Sears Hometown and Outlet Stores Inc.	1,633	52
Bob Evans Farms Inc.	910	51
* Orbitz Worldwide Inc.	7,018	49
* Carmike Cinemas Inc.	1,888	45
* McClatchy Co. Class A	14,170	44
* Diamond Resorts International Inc.	2,468	44
* M/I Homes Inc.	1,988	44
* Nathan's Famous Inc.	773	41
Haverty Furniture Cos. Inc.	1,364	39
* Rosetta Stone Inc.	3,378	39
* Tower International Inc.	1,777	38
* ReachLocal Inc.	2,967	38
* Franklin Covey Co.	1,812	37
* Pacific Sunwear of California Inc.	11,868	35
Blyth Inc.	2,711	34

* Tilly's Inc. Class A	2,672	32
* 1-800-Flowers.com Inc. Class A	5,824	30
* Revlon Inc. Class A	1,088	29
* JTH Holding Inc. Class A	1,175	29
Marine Products Corp.	2,965	29
* Del Frisco's Restaurant Group Inc.	1,323	28
* Hemisphere Media Group Inc.	2,508	28
* Cenveo Inc.	7,653	26
Einstein Noah Restaurant Group Inc.	1,628	26
* Ignite Restaurant Group Inc.	2,100	26
* Fox Factory Holding Corp.	1,411	26
* Morgans Hotel Group Co.	3,085	25
* New York & Co. Inc.	4,794	25
* EveryWare Global Inc.	2,924	24
* Monarch Casino & Resort Inc.	1,301	23
* Vince Holding Corp.	777	23
* WCI Communities Inc.	1,117	22
Saga Communications Inc. Class A	377	19
* Diversified Restaurant Holdings Inc.	3,026	17
* Universal Electronics Inc.	414	16
* Barnes & Noble Inc.	788	13
World Wrestling Entertainment Inc. Class A	846	13
Movado Group Inc.	282	13
* Container Store Group Inc.	288	12
* Gray Television Inc.	950	12
* Central Garden and Pet Co. Class A	1,475	12
* Extended Stay America Inc.	440	11
Lincoln Educational Services Corp.	2,067	11
National Presto Industries Inc.	113	9
* Crown Media Holdings Inc. Class A	2,061	7
Gordmans Stores Inc.	621	6
* TRI Pointe Homes Inc.	220	4
* Citi Trends Inc.	232	4
RG Barry Corp.	196	4
Weyco Group Inc.	121	4
Beasley Broadcasting Group Inc. Class A	52	—
		44,353
Consumer Staples (4.4%)
* United Natural Foods Inc.	14,477	997
* Hain Celestial Group Inc.	11,273	932
Casey's General Stores Inc.	11,252	837
* Rite Aid Corp.	130,115	770
* Boston Beer Co. Inc. Class A	2,420	592
B&G Foods Inc.	15,517	537
* TreeHouse Foods Inc.	6,937	487
Lancaster Colony Corp.	5,433	471
Sanderson Farms Inc.	6,756	462
Spectrum Brands Holdings Inc.	6,312	446
J&J Snack Foods Corp.	4,384	377
WD-40 Co.	4,522	340
* Susser Holdings Corp.	5,290	339
* Pilgrim's Pride Corp.	17,903	293
* SUPERVALU Inc.	44,052	284
* Boulder Brands Inc.	16,697	256
Vector Group Ltd.	13,644	223
Cal-Maine Foods Inc.	3,721	204
* Annie's Inc.	3,994	184

Tootsie Roll Industries Inc.	5,372	172
* USANA Health Sciences Inc.	1,747	128
* Chefs' Warehouse Inc.	4,825	124
Calavo Growers Inc.	3,566	110
* Medifast Inc.	4,054	110
* Natural Grocers by Vitamin Cottage Inc.	2,608	96
Coca-Cola Bottling Co. Consolidated	1,361	92
PetMed Express Inc.	5,841	92
Harris Teeter Supermarkets Inc.	1,644	81
Limoneira Co.	2,902	76
National Beverage Corp.	3,305	70
* Star Scientific Inc.	50,278	65
* Lifevantage Corp.	32,806	63
Snyders-Lance Inc.	2,092	60
Female Health Co.	6,335	58
* Inventure Foods Inc.	4,097	52
Orchids Paper Products Co.	1,519	50
Village Super Market Inc. Class A	1,203	47
Arden Group Inc.	344	45
* Synutra International Inc.	4,476	40
* Vitacost.com Inc.	6,406	37
* Fairway Group Holdings Corp.	1,899	36
* Farmer Bros Co.	1,669	34
Core-Mark Holding Co. Inc.	455	34
Alico Inc.	719	28
Seaboard Corp.	8	23
* Craft Brew Alliance Inc.	1,122	20
Lifeway Foods Inc.	1,298	20
* PhotoMedex Inc.	1,240	15
* Pantry Inc.	445	6
* Omega Protein Corp.	451	6
		10,921
Energy (4.3%)
* Rosetta Resources Inc.	17,933	907
* Kodiak Oil & Gas Corp.	77,922	884
Targa Resources Corp.	9,658	783
SemGroup Corp. Class A	11,492	705
Crosstex Energy Inc.	12,772	415
* Carrizo Oil & Gas Inc.	10,148	410
* Bonanza Creek Energy Inc.	8,640	396
* SunPower Corp. Class A	12,102	367
Western Refining Inc.	8,955	350
* Geospace Technologies Corp.	3,790	331
CARBO Ceramics Inc.	2,514	309
* Flotek Industries Inc.	14,009	293
* GT Advanced Technologies Inc.	29,385	288
* Diamondback Energy Inc.	5,713	284
* Rex Energy Corp.	13,362	256
Berry Petroleum Co. Class A	4,943	249
* Clean Energy Fuels Corp.	19,885	248
* Newpark Resources Inc.	20,338	245
Delek US Holdings Inc.	7,140	216
* Goodrich Petroleum Corp.	9,167	176
* Forum Energy Technologies Inc.	5,751	155
* RigNet Inc.	3,471	148
* Synergy Resources Corp.	14,835	140
* Solazyme Inc.	14,346	129

* Approach Resources Inc.	5,659	120
* Magnum Hunter Resources Corp.	15,757	114
* PowerSecure International Inc.	6,354	112
* Bill Barrett Corp.	4,128	111
EXCO Resources Inc.	20,238	107
* Capstone Turbine Corp.	89,321	106
* Gastar Exploration Inc.	16,141	95
Walter Energy Inc.	6,362	91
* Abraxas Petroleum Corp.	24,213	87
* EPL Oil & Gas Inc.	2,928	84
* Athlon Energy Inc.	2,053	67
* FuelCell Energy Inc.	46,251	64
* PetroQuest Energy Inc.	15,511	64
Panhandle Oil and Gas Inc. Class A	1,893	63
* Evolution Petroleum Corp.	4,942	61
* Arabian American Development Co.	5,307	55
* FX Energy Inc.	15,568	53
* Vaalco Energy Inc.	8,490	51
SEACOR Holdings Inc.	492	46
* EnerNOC Inc.	2,649	45
* Triangle Petroleum Corp.	3,645	39
* Isramco Inc.	270	34
* Enphase Energy Inc.	4,652	34
* ION Geophysical Corp.	8,461	33
Contango Oil & Gas Co.	690	33
TGC Industries Inc.	4,216	30
* KiOR Inc.	12,789	30
* Hornbeck Offshore Services Inc.	563	29
* Matrix Service Co.	1,189	26
* Amyris Inc.	7,386	21
* Forest Oil Corp.	4,369	19
* Sanchez Energy Corp.	722	19
* Jones Energy Inc.	1,260	18
* Quicksilver Resources Inc.	5,939	17
* Renewable Energy Group Inc.	1,238	14
* Apco Oil and Gas International Inc.	405	6
* REX American Resources Corp.	142	5
* ZaZa Energy Corp.	3,727	4
* Nuverra Environmental Solutions Inc.	2,130	4
Adams Resources & Energy Inc.	37	2
* Global Geophysical Services Inc.	547	1
		10,698
Financial Services (9.3%)
* WEX Inc.	11,390	1,131
Financial Engines Inc.	14,357	973
* Portfolio Recovery Associates Inc.	14,887	869
MarketAxess Holdings Inc.	11,010	775
* Euronet Worldwide Inc.	14,633	709
Fair Isaac Corp.	10,530	621
* Cardtronics Inc.	13,168	561
Sovran Self Storage Inc.	8,390	560
* First Cash Financial Services Inc.	8,567	545
* Zillow Inc. Class A	6,840	538
Evercore Partners Inc. Class A	9,282	509
EastGroup Properties Inc.	8,313	504
Heartland Payment Systems Inc.	10,665	479
Potlatch Corp.	11,886	474

Greenhill & Co. Inc.	8,274	453
* WisdomTree Investments Inc.	29,490	452
Sun Communities Inc.	10,526	429
National Health Investors Inc.	7,222	425
* MGIC Investment Corp.	52,350	425
PS Business Parks Inc.	5,358	420
First Financial Bankshares Inc.	6,285	417
* Virtus Investment Partners Inc.	1,980	411
* Strategic Hotels & Resorts Inc.	44,760	400
Glimcher Realty Trust	38,040	369
Bank of the Ozarks Inc.	6,509	365
Ryman Hospitality Properties Inc.	8,369	350
LTC Properties Inc.	8,831	340
Advent Software Inc.	9,583	337
Amtrust Financial Services Inc.	7,312	306
Geo Group Inc.	9,184	301
Highwoods Properties Inc.	8,118	292
* BofI Holding Inc.	3,535	290
* Encore Capital Group Inc.	5,708	272
* Credit Acceptance Corp.	2,075	268
* World Acceptance Corp.	2,712	250
* eHealth Inc.	5,406	245
Healthcare Realty Trust Inc.	10,882	241
Inland Real Estate Corp.	21,495	233
Cohen & Steers Inc.	5,520	221
BGC Partners Inc. Class A	37,188	219
HFF Inc. Class A	8,189	210
Employers Holdings Inc.	6,339	207
Alexander's Inc.	625	201
Radian Group Inc.	13,798	197
CoreSite Realty Corp.	6,054	196
EVERTEC Inc.	8,620	190
Cass Information Systems Inc.	3,019	189
DuPont Fabros Technology Inc.	7,919	186
FXCM Inc. Class A	10,665	178
GAMCO Investors Inc.	1,772	149
Universal Health Realty Income Trust	3,483	148
* Enstar Group Ltd.	979	136
HCI Group Inc.	2,715	135
* Tejon Ranch Co.	3,752	134
Washington REIT	5,435	129
Home BancShares Inc.	3,497	126
Argo Group International Holdings Ltd.	2,660	126
Sabra Health Care REIT Inc.	4,524	121
Infinity Property & Casualty Corp.	1,655	118
Westwood Holdings Group Inc.	2,051	117
Saul Centers Inc.	2,291	111
* KCG Holdings Inc. Class A	9,090	109
Urstadt Biddle Properties Inc. Class A	5,451	104
Diamond Hill Investment Group Inc.	832	103
American Realty Capital Properties Inc.	7,622	100
* Higher One Holdings Inc.	9,141	90
* Ladenburg Thalmann Financial Services Inc.	30,035	90
Acadia Realty Trust	2,932	76
* Blackhawk Network Holdings Inc.	3,340	76
* Greenlight Capital Re Ltd. Class A	2,005	68
Oritani Financial Corp.	4,112	67

* Xoom Corp.	2,353	65
* Ambac Financial Group Inc.	2,714	64
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,295	53
Northfield Bancorp Inc.	3,850	50
* Roma Financial Corp.	1,872	37
* Third Point Reinsurance Ltd.	2,018	34
Kennedy-Wilson Holdings Inc.	1,601	33
* MoneyGram International Inc.	1,555	33
American Equity Investment Life Holding Co.	1,372	33
Tree.com Inc.	1,043	31
Pzena Investment Management Inc. Class A	3,197	30
* Planet Payment Inc.	12,388	29
Crawford & Co. Class B	2,738	28
* Regional Management Corp.	799	27
* INTL. FCStone Inc.	1,251	26
ZAIS Financial Corp.	1,449	25
Main Street Capital Corp.	715	24
Maiden Holdings Ltd.	1,823	23
* Consumer Portfolio Services Inc.	3,006	22
* Forestar Group Inc.	1,117	22
* Rexford Industrial Realty Inc.	1,416	20
* Health Insurance Innovations Inc. Class A	1,300	16
National Interstate Corp.	511	15
United Fire Group Inc.	481	14
Investors Real Estate Trust	1,564	14
Universal Insurance Holdings Inc.	806	10
* UCP Inc.	649	10
Aviv REIT Inc.	329	8
Eastern Insurance Holdings Inc.	337	8
Physicians Realty Trust	634	8
Winthrop Realty Trust	580	7
UMH Properties Inc.	650	6
Meadowbrook Insurance Group Inc.	800	6
Tower Group International Ltd.	1,210	5
Penns Woods Bancorp Inc.	85	4
* Silvercrest Asset Management Group Inc. Class A	275	4
* Meridian Interstate Bancorp Inc.	189	4
* Tejon Ranch Co. Warrants Exp. 08/31/2016	617	3
* First Federal Bancshares of Arkansas Inc.	317	3
* Hallmark Financial Services Inc.	274	3
RCS Capital Corp.	103	2
* Cascade Bancorp	164	1
		23,026
Health Care (21.2%)
* athenahealth Inc.	10,785	1,415
* Isis Pharmaceuticals Inc.	32,971	1,278
* Align Technology Inc.	21,470	1,173
West Pharmaceutical Services Inc.	20,304	1,014
* Alnylam Pharmaceuticals Inc.	16,089	985
* Centene Corp.	15,976	954
* ViroPharma Inc.	19,173	949
* Team Health Holdings Inc.	20,164	942
* Medidata Solutions Inc.	7,805	928
* Cepheid Inc.	19,700	895
Questcor Pharmaceuticals Inc.	15,231	884
STERIS Corp.	17,304	798
HealthSouth Corp.	21,431	767

* PAREXEL International Corp.	16,689	688
* DexCom Inc.	20,754	687
* MWI Veterinary Supply Inc.	3,757	684
* Medicines Co.	18,570	680
* Thoratec Corp.	16,830	663
Air Methods Corp.	11,414	639
* Haemonetics Corp.	14,994	634
* Celldex Therapeutics Inc.	22,197	616
* Aegerion Pharmaceuticals Inc.	8,460	600
* HMS Holdings Corp.	25,747	590
* Opko Health Inc.	55,424	584
* Insulet Corp.	15,686	581
* Cyberonics Inc.	8,113	558
* Neogen Corp.	10,534	536
* Prestige Brands Holdings Inc.	15,015	529
* Santarus Inc.	16,268	523
* NPS Pharmaceuticals Inc.	18,939	500
* Acadia Healthcare Co. Inc.	10,397	480
* HeartWare International Inc.	4,798	463
* ACADIA Pharmaceuticals Inc.	19,440	453
* Pacira Pharmaceuticals Inc.	8,090	446
* Akorn Inc.	17,086	440
Chemed Corp.	5,539	432
* Acorda Therapeutics Inc.	11,908	414
* Masimo Corp.	14,300	409
PDL BioPharma Inc.	41,098	402
* MedAssets Inc.	17,884	385
* Halozyme Therapeutics Inc.	26,073	385
* MAKO Surgical Corp.	12,342	370
* Arena Pharmaceuticals Inc.	56,194	366
* WebMD Health Corp.	9,427	365
* Volcano Corp.	15,998	364
Cantel Medical Corp.	9,622	359
* Synageva BioPharma Corp.	5,640	341
* Keryx Biopharmaceuticals Inc.	23,928	332
* Endologix Inc.	18,570	332
* ABIOMED Inc.	11,349	324
* Puma Biotechnology Inc.	6,501	324
* Exelixis Inc.	53,958	315
* Ironwood Pharmaceuticals Inc. Class A	27,316	312
* IPC The Hospitalist Co. Inc.	4,907	309
* Globus Medical Inc.	15,991	308
* InterMune Inc.	22,259	308
* Dyax Corp.	35,513	302
Meridian Bioscience Inc.	12,259	301
* Vivus Inc.	29,458	295
* Auxilium Pharmaceuticals Inc.	14,426	294
* Nektar Therapeutics	23,337	293
* Ligand Pharmaceuticals Inc. Class B	5,211	290
* Clovis Oncology Inc.	4,666	281
* Molina Healthcare Inc.	8,319	280
* ImmunoGen Inc.	19,009	276
* Spectranetics Corp.	11,844	275
Quality Systems Inc.	11,663	272
* Emeritus Corp.	11,820	266
* ExamWorks Group Inc.	8,864	262
* ArthroCare Corp.	6,740	254

*	Exact Sciences Corp.	20,555	252
*	Raptor Pharmaceutical Corp.	17,698	246
	Ensign Group Inc.	5,404	244
*	Fluidigm Corp.	7,462	237
	Abaxis Inc.	6,526	235
*	ICU Medical Inc.	3,477	228
*	MannKind Corp.	44,127	220
*	Sangamo Biosciences Inc.	17,813	217
*	Luminex Corp.	10,909	213
*	Bio-Reference Labs Inc.	7,174	209
*	Quidel Corp.	8,196	206
*	Momenta Pharmaceuticals Inc.	11,588	206
*	Cardiovascular Systems Inc.	6,177	205
*	Infinity Pharmaceuticals Inc.	13,972	204
*	Novavax Inc.	54,521	203
	Computer Programs & Systems Inc.	3,242	199
*	Array BioPharma Inc.	34,004	194
*	Neurocrine Biosciences Inc.	19,437	191
*	Orexigen Therapeutics Inc.	27,690	189
*	AVANIR Pharmaceuticals Inc.	42,371	188
*	Capital Senior Living Corp.	8,377	187
*	AMN Healthcare Services Inc.	13,469	187
*	Sarepta Therapeutics Inc.	9,817	183
*	NxStage Medical Inc.	17,771	181
*	Accuray Inc.	21,723	173
*	Genomic Health Inc.	4,906	173
*	Hanger Inc.	4,398	171
*	Insmed Inc.	10,107	164
*	Cadence Pharmaceuticals Inc.	18,131	164
*	Lannett Co. Inc.	5,449	161
*	MiMedx Group Inc.	24,767	156
	Analogic Corp.	1,608	155
*	AMAG Pharmaceuticals Inc.	6,327	155
*	Corvel Corp.	3,350	155
*	TESARO Inc.	3,906	152
	Owens & Minor Inc.	3,935	150
*	Integra LifeSciences Holdings Corp.	3,194	148
	Landauer Inc.	2,786	148
*	Lexicon Pharmaceuticals Inc.	61,495	148
*	Depomed Inc.	16,547	146
*	Accretive Health Inc.	17,149	145
*	Omnicell Inc.	5,713	139
*	Idenix Pharmaceuticals Inc.	25,702	138
*,^ Dendreon Corp.		46,065	137
*	Cerus Corp.	20,327	136
*	KYTHERA Biopharmaceuticals Inc.	3,425	133
*	Amsurg Corp. Class A	2,751	133
*	Antares Pharma Inc.	32,833	129
	Atrion Corp.	456	128
*	Staar Surgical Co.	10,013	126
*	Unilife Corp.	28,371	126
*	TherapeuticsMD Inc.	25,809	126
*	Sagent Pharmaceuticals Inc.	5,502	125
*	GenMark Diagnostics Inc.	10,469	125
*	Repligen Corp.	9,225	124
*	Natus Medical Inc.	5,273	121
*,^ Galena Biopharma Inc.		29,991	121

	US Physical Therapy Inc.	3,545	120
*	Repros Therapeutics Inc.	6,868	118
*	Vanda Pharmaceuticals Inc.	9,770	115
*	Gentiva Health Services Inc.	9,197	114
*	Intercept Pharmaceuticals Inc.	2,150	113
*	NewLink Genetics Corp.	4,923	111
*	Merrimack Pharmaceuticals Inc.	28,110	111
*	Synergy Pharmaceuticals Inc.	23,592	108
*	Anacor Pharmaceuticals Inc.	7,444	104
*	SurModics Inc.	4,225	102
*	Endocyte Inc.	8,819	102
*	Vascular Solutions Inc.	4,856	101
*	Achillion Pharmaceuticals Inc.	28,234	98
*	AtriCure Inc.	6,143	96
*	NuVasive Inc.	2,756	92
*	Healthways Inc.	6,511	91
*	Zeltiq Aesthetics Inc.	5,127	90
*	Immunomedics Inc.	20,797	90
*	Sequenom Inc.	33,834	89
*	Furiex Pharmaceuticals Inc.	1,934	87
*	XOMA Corp.	17,935	86
*	Providence Service Corp.	3,088	85
*	Osiris Therapeutics Inc.	4,802	84
*	Dynavax Technologies Corp.	46,853	83
*	Cambrex Corp.	4,251	83
*	Portola Pharmaceuticals Inc.	3,267	82
*	ZIOPHARM Oncology Inc.	19,449	81
*	TearLab Corp.	8,407	79
*	Chelsea Therapeutics International Ltd.	19,551	76
*	Cempra Inc.	5,757	74
*	Ampio Pharmaceuticals Inc.	9,305	74
*	Progenics Pharmaceuticals Inc.	13,934	71
*	Omeros Corp.	9,030	71
*	Anika Therapeutics Inc.	2,051	70
*	Threshold Pharmaceuticals Inc.	13,723	68
*	Zogenix Inc.	20,897	67
*	AcelRx Pharmaceuticals Inc.	6,800	66
*	Intrexon Corp.	2,870	66
*	Insys Therapeutics Inc.	1,476	65
*	Cell Therapeutics Inc.	32,827	64
*	Synta Pharmaceuticals Corp.	12,410	63
*	Hyperion Therapeutics Inc.	2,447	62
*	Peregrine Pharmaceuticals Inc.	44,184	61
*	Curis Inc.	17,852	57
*	Stemline Therapeutics Inc.	2,756	57
*	Sciclone Pharmaceuticals Inc.	11,521	56
*	Horizon Pharma Inc.	7,749	56
*	Verastem Inc.	5,046	53
	Utah Medical Products Inc.	965	51
*	Cynosure Inc. Class A	1,895	49
	Hi-Tech Pharmacal Co. Inc.	1,129	49
*	Navidea Biopharmaceuticals Inc.	29,661	48
*	Sunesis Pharmaceuticals Inc.	9,429	48
*	Durata Therapeutics Inc.	3,812	47
*	Merge Healthcare Inc.	19,030	45
*,^ Accelerate Diagnostics Inc.		3,228	44
*	Biotime Inc.	10,763	43

* BioDelivery Sciences International Inc.	8,719	42
* Cytokinetics Inc.	6,203	40
* Chimerix Inc.	2,474	40
* Arqule Inc.	16,291	40
* Tetraphase Pharmaceuticals Inc.	3,358	39
* Receptos Inc.	1,685	39
* Cytori Therapeutics Inc.	14,324	39
* PTC Therapeutics Inc.	2,399	38
* ChemoCentryx Inc.	7,166	37
* Nanosphere Inc.	15,907	37
* Epizyme Inc.	1,722	36
* SIGA Technologies Inc.	10,170	36
* OncoGenex Pharmaceutical Inc.	4,179	36
* Bluebird Bio Inc.	1,704	35
* NeoGenomics Inc.	9,585	34
* Corcept Therapeutics Inc.	14,937	32
* Supernus Pharmaceuticals Inc.	4,340	31
* Aratana Therapeutics Inc.	1,530	30
* Emergent Biosolutions Inc.	1,345	30
* Agios Pharmaceuticals Inc.	1,707	30
* Sucampo Pharmaceuticals Inc. Class A	3,859	29
* BioScrip Inc.	4,089	28
* Enanta Pharmaceuticals Inc.	1,026	28
* Skilled Healthcare Group Inc.	5,370	28
* Fibrocell Science Inc.	6,707	27
* Rockwell Medical Inc.	1,780	26
* OvaScience Inc.	2,531	24
* Vical Inc.	20,212	23
* Onconova Therapeutics Inc.	1,483	22
* MEI Pharma Inc.	2,706	21
* Amicus Therapeutics Inc.	8,570	21
* TG Therapeutics Inc.	4,528	20
* Regulus Therapeutics Inc.	2,977	19
* Biolase Inc.	9,298	17
* Tandem Diabetes Care Inc.	735	16
* Alliance HealthCare Services Inc.	549	16
* OncoMed Pharmaceuticals Inc.	1,173	16
* KaloBios Pharmaceuticals Inc.	3,565	15
* Cellular Dynamics International Inc.	960	15
* National Research Corp. Class B	425	15
* Medical Action Industries Inc.	1,632	14
* Coronado Biosciences Inc.	8,194	13
* Cubist Pharmaceuticals-CVR	8,128	13
* GTx Inc.	7,645	13
* Exactech Inc.	519	13
* Esperion Therapeutics Inc.	1,059	13
* Chindex International Inc.	735	13
* National Research Corp. Class A	661	12
* Alimera Sciences Inc.	4,781	12
* Karyopharm Therapeutics Inc.	704	11
* XenoPort Inc.	1,824	10
* Conatus Pharmaceuticals Inc.	1,497	10
* Triple-S Management Corp. Class B	375	8
CryoLife Inc.	621	7
* Addus HomeCare Corp.	168	5
* Harvard Bioscience Inc.	470	2

* Harvard Apparatus Regenerative Technology Inc.	117	1
		52,461
Materials & Processing (8.6%)
Acuity Brands Inc.	12,575	1,289
PolyOne Corp.	29,170	947
CLARCOR Inc.	14,585	883
Belden Inc.	11,452	802
* Chemtura Corp.	28,859	762
HB Fuller Co.	14,769	757
Watsco Inc.	7,539	724
Worthington Industries Inc.	15,520	651
KapStone Paper and Packaging Corp.	11,986	639
* USG Corp.	22,506	617
* Graphic Packaging Holding Co.	61,628	553
* Beacon Roofing Supply Inc.	14,291	531
* Polypore International Inc.	13,694	520
Balchem Corp.	8,711	515
Mueller Industries Inc.	8,253	504
* Louisiana-Pacific Corp.	29,620	486
* RBC Bearings Inc.	6,749	462
Mueller Water Products Inc. Class A	46,347	399
Olin Corp.	15,675	389
* Trex Co. Inc.	5,040	365
Interface Inc. Class A	17,393	349
* Berry Plastics Group Inc.	16,253	349
* Texas Industries Inc.	5,947	346
Schweitzer-Mauduit International Inc.	6,650	343
* Calgon Carbon Corp.	15,991	331
Innospec Inc.	6,569	320
PH Glatfelter Co.	11,194	313
Innophos Holdings Inc.	6,445	309
* Cabot Microelectronics Corp.	6,813	307
* Ferro Corp.	21,265	296
Koppers Holdings Inc.	6,059	287
* Clearwater Paper Corp.	5,100	270
AAON Inc.	8,223	253
American Vanguard Corp.	8,370	241
US Silica Holdings Inc.	6,295	217
* Rexnord Corp.	8,884	216
Apogee Enterprises Inc.	5,996	215
Stepan Co.	3,294	209
* Headwaters Inc.	21,386	207
Deltic Timber Corp.	3,256	205
* Nortek Inc.	2,634	192
Wausau Paper Corp.	13,676	166
* Coeur Mining Inc.	11,100	122
* OMNOVA Solutions Inc.	13,742	120
Rentech Inc.	65,798	119
Hawkins Inc.	2,769	105
* LSB Industries Inc.	3,079	99
Insteel Industries Inc.	4,930	98
AMCOL International Corp.	3,137	98
* PGT Inc.	9,726	97
* US Concrete Inc.	4,144	96
* Boise Cascade Co.	3,622	93
* Builders FirstSource Inc.	13,091	92
Materion Corp.	3,150	91

* Landec Corp.	7,616	89
* Taminco Corp.	4,090	88
* NCI Building Systems Inc.	5,074	86
Quaker Chemical Corp.	937	76
* American Pacific Corp.	1,798	74
* Ply Gem Holdings Inc.	4,115	72
Tredegar Corp.	2,604	68
* AEP Industries Inc.	1,280	66
* Patrick Industries Inc.	1,943	61
Comfort Systems USA Inc.	2,798	57
Gold Resource Corp.	9,808	51
* Uranium Energy Corp.	24,917	48
Zep Inc.	2,432	47
* Paramount Gold and Silver Corp.	40,185	47
Culp Inc.	2,082	42
Hecla Mining Co.	13,871	41
KMG Chemicals Inc.	1,945	35
Simpson Manufacturing Co. Inc.	968	35
* Handy & Harman Ltd.	1,399	34
Aceto Corp.	1,544	33
* United States Lime & Minerals Inc.	532	31
* Stock Building Supply Holdings Inc.	1,533	28
* Midway Gold Corp.	28,306	26
FutureFuel Corp.	1,478	25
Myers Industries Inc.	1,057	21
Neenah Paper Inc.	473	20
* OM Group Inc.	586	19
Olympic Steel Inc.	659	19
Chase Corp.	577	18
Globe Specialty Metals Inc.	1,014	18
* BlueLinx Holdings Inc.	9,523	17
* Omega Flex Inc.	775	16
* Marrone Bio Innovations Inc.	967	14
Oil-Dri Corp. of America	343	14
Schnitzer Steel Industries Inc.	392	12
Global Brass & Copper Holdings Inc.	506	8
* Ur-Energy Inc.	6,876	8
* Penford Corp.	442	6
		21,436
Other (0.1%)
* RE/MAX Holdings Inc.	1,017	31
* Benefitfocus Inc.	408	20
* FireEye Inc.	475	18
* Springleaf Holdings Inc.	728	15
* Surgical Care Affiliates Inc.	492	15
* MacroGenics Inc.	550	15
* Burlington Stores Inc.	465	13
* Foundation Medicine Inc.	432	11
* Veeva Systems Inc. Class A	253	10
* Ophthotech Corp.	360	10
* SFX Entertainment Inc.	968	10
* Premier Inc. Class A	239	8
* RingCentral Inc. Class A	401	6
* Potbelly Corp.	181	5
* Rocket Fuel Inc.	93	5
* Veracyte Inc.	337	4
* Violin Memory Inc.	700	2

* Cubist Pharmaceuticals, Inc. CVR	13,027	2
* Omthera Pharmaceuticals Inc. CVR	2,001	1
		201
Producer Durables (14.4%)
* CoStar Group Inc.	8,378	1,560
* Middleby Corp.	5,517	1,218
HEICO Corp.	19,475	1,112
MAXIMUS Inc.	20,053	912
* Chart Industries Inc.	8,900	866
Woodward Inc.	20,185	866
* Spirit Airlines Inc.	17,700	812
Generac Holdings Inc.	15,131	806
Corporate Executive Board Co.	9,867	726
* Advisory Board Co.	10,421	674
Franklin Electric Co. Inc.	13,196	587
Healthcare Services Group Inc.	20,087	582
* Swift Transportation Co.	24,611	570
* MasTec Inc.	17,440	552
Applied Industrial Technologies Inc.	11,381	551
Herman Miller Inc.	17,208	549
* US Airways Group Inc.	22,265	523
Littelfuse Inc.	5,860	509
HNI Corp.	12,624	500
* Allegiant Travel Co. Class A	4,400	487
* Trimas Corp.	13,189	482
Deluxe Corp.	9,705	482
* On Assignment Inc.	13,425	457
Raven Industries Inc.	10,674	429
* WageWorks Inc.	7,326	420
* OSI Systems Inc.	5,419	416
Mine Safety Appliances Co.	8,310	414
* Hub Group Inc. Class A	10,857	409
Forward Air Corp.	8,859	383
* Proto Labs Inc.	5,008	372
AZZ Inc.	7,478	365
Tennant Co.	5,401	352
Brink's Co.	9,951	334
EnerSys Inc.	4,600	328
MTS Systems Corp.	4,641	324
* Teledyne Technologies Inc.	3,402	315
Matson Inc.	12,529	314
Knight Transportation Inc.	17,197	307
* TrueBlue Inc.	12,024	307
UTi Worldwide Inc.	18,937	299
Exponent Inc.	3,859	299
Primoris Services Corp.	10,322	297
* Electronics For Imaging Inc.	7,291	289
Lindsay Corp.	3,773	288
* Federal Signal Corp.	18,266	285
* DXP Enterprises Inc.	2,779	272
Sun Hydraulics Corp.	6,271	269
Hyster-Yale Materials Handling Inc.	3,110	259
* Advanced Energy Industries Inc.	10,810	257
* Taser International Inc.	14,966	257
* ExlService Holdings Inc.	9,652	254
* GenCorp Inc.	13,862	254
TAL International Group Inc.	4,648	254

	John Bean Technologies Corp.	8,485	251
*	Team Inc.	6,107	250
*	FARO Technologies Inc.	4,565	249
*	H&E Equipment Services Inc.	8,668	247
*	Saia Inc.	7,105	247
	UniFirst Corp.	2,395	245
	Altra Holdings Inc.	7,910	240
	Insperity Inc.	6,662	235
	Badger Meter Inc.	4,214	231
*	Thermon Group Holdings Inc.	7,958	229
*	Measurement Specialties Inc.	4,026	223
*	Blount International Inc.	14,445	209
	US Ecology Inc.	5,404	208
	Titan International Inc.	11,902	205
	Kaman Corp.	5,146	205
*	Darling International Inc.	9,257	192
	Heartland Express Inc.	10,255	188
	Barrett Business Services Inc.	2,067	175
*	ServiceSource International Inc.	17,778	173
*	Astronics Corp.	3,301	173
*	Advanced Emissions Solutions Inc.	2,954	171
*	Liquidity Services Inc.	7,389	171
*	EnPro Industries Inc.	3,010	170
	Knoll Inc.	9,529	169
	Aircastle Ltd.	8,180	153
	Forrester Research Inc.	3,675	147
	Kforce Inc.	7,223	146
	McGrath RentCorp	3,564	139
	Gorman-Rupp Co.	3,157	133
*	GP Strategies Corp.	4,312	129
*	Rush Enterprises Inc. Class A	3,766	110
	Graham Corp.	2,931	110
*	Park-Ohio Holdings Corp.	2,530	108
*	Echo Global Logistics Inc.	5,219	107
*	Dycom Industries Inc.	3,564	101
*	TeleTech Holdings Inc.	3,771	97
	Douglas Dynamics Inc.	5,953	95
*	Mistras Group Inc.	4,642	93
	Werner Enterprises Inc.	3,774	91
*,^ ExOne Co.		1,657	88
*	InnerWorkings Inc.	12,824	88
*	Dice Holdings Inc.	11,935	87
*	Moog Inc. Class A	1,217	84
*	Republic Airways Holdings Inc.	7,417	83
	Multi-Color Corp.	2,171	82
	Textainer Group Holdings Ltd.	2,074	81
*	Furmanite Corp.	6,788	77
	ESCO Technologies Inc.	2,180	74
*	Roadrunner Transportation Systems Inc.	2,662	73
*	Standard Parking Corp.	2,887	71
*	Performant Financial Corp.	6,511	68
*	Maxwell Technologies Inc.	8,505	68
	Coleman Cable Inc.	2,657	65
	Mesa Laboratories Inc.	773	64
*	Casella Waste Systems Inc. Class A	10,202	61
	Electro Rent Corp.	2,830	60
*	Astronics Corp. Class B	1,117	58

* Costa Inc.	2,647	58
G&K Services Inc. Class A	957	58
* Wesco Aircraft Holdings Inc.	2,593	54
* Huron Consulting Group Inc.	895	53
* XPO Logistics Inc.	2,301	53
* Manitex International Inc.	3,964	53
* Power Solutions International Inc.	631	47
* Ascent Capital Group Inc. Class A	535	46
Steelcase Inc. Class A	2,802	46
Albany International Corp.	1,239	46
Universal Truckload Services Inc.	1,572	45
* Heritage-Crystal Clean Inc.	2,357	44
* Odyssey Marine Exploration Inc.	21,377	44
* Mobile Mini Inc.	1,076	43
Standex International Corp.	726	43
* Tetra Tech Inc.	1,458	42
* CAI International Inc.	1,808	42
Ceco Environmental Corp.	2,596	41
* Xerium Technologies Inc.	3,112	41
* Commercial Vehicle Group Inc.	5,244	40
* Accuride Corp.	10,933	38
Watts Water Technologies Inc. Class A	625	38
Encore Wire Corp.	724	36
General Cable Corp.	1,088	32
* Aegion Corp. Class A	1,311	29
* Energy Recovery Inc.	5,563	28
* Quality Distribution Inc.	1,995	24
CIRCOR International Inc.	286	23
Houston Wire & Cable Co.	1,621	22
* Columbus McKinnon Corp.	787	22
Cubic Corp.	385	22
* RPX Corp.	1,268	21
* Wabash National Corp.	1,544	19
* Erickson Air-Crane Inc.	750	14
Hackett Group Inc.	2,212	14
Great Lakes Dredge & Dock Corp.	1,503	13
SkyWest Inc.	748	13
* Flow International Corp.	2,470	10
* Control4 Corp.	565	10
* PHI Inc.	219	9
Mac-Gray Corp.	403	9
* Pacer International Inc.	944	9
Celadon Group Inc.	396	8
* YRC Worldwide Inc.	777	7
* Global Sources Ltd.	655	5
* Sterling Construction Co. Inc.	388	5
Preformed Line Products Co.	61	4
* LMI Aerospace Inc.	285	4
		35,579
Technology (17.9%)
* Ultimate Software Group Inc.	8,115	1,272
* PTC Inc.	35,116	1,143
FEI Co.	12,255	1,116
* Aspen Technology Inc.	25,942	1,025
* CommVault Systems Inc.	13,645	1,021
* SunEdison Inc.	78,224	994
* Tyler Technologies Inc.	9,248	949

Cognex Corp.	25,512	841
* ACI Worldwide Inc.	11,698	755
* SS&C Technologies Holdings Inc.	17,101	737
* ViaSat Inc.	11,614	699
* Manhattan Associates Inc.	5,713	687
* Guidewire Software Inc.	14,322	684
* Qlik Technologies Inc.	25,546	641
* ARRIS Group Inc.	30,166	619
* Cornerstone OnDemand Inc.	11,850	597
* Aruba Networks Inc.	33,450	597
* Semtech Corp.	19,775	588
* Verint Systems Inc.	15,467	586
* Hittite Microwave Corp.	9,254	585
* OpenTable Inc.	6,688	559
* Cavium Inc.	15,071	546
* Yelp Inc. Class A	8,738	530
Plantronics Inc.	11,678	522
* Microsemi Corp.	21,221	518
* Sapient Corp.	32,396	510
* Ciena Corp.	22,055	490
Blackbaud Inc.	13,400	485
* Synaptics Inc.	9,536	482
* Dealertrack Technologies Inc.	11,362	475
* Infoblox Inc.	14,700	467
NIC Inc.	19,040	464
Power Integrations Inc.	8,508	455
* Universal Display Corp.	11,807	426
Coherent Inc.	6,066	419
Cypress Semiconductor Corp.	43,165	418
* Anixter International Inc.	4,638	410
InterDigital Inc.	12,080	409
Syntel Inc.	4,531	400
* Take-Two Interactive Software Inc.	23,773	389
* Bottomline Technologies de Inc.	11,102	384
* RF Micro Devices Inc.	72,152	381
Monolithic Power Systems Inc.	10,796	361
* Web.com Group Inc.	12,291	351
Monotype Imaging Holdings Inc.	11,221	350
* MicroStrategy Inc. Class A	2,654	343
* iGATE Corp.	10,181	341
* Netscout Systems Inc.	10,603	323
* RealPage Inc.	13,663	306
Loral Space & Communications Inc.	3,809	301
* Interactive Intelligence Group Inc.	4,579	298
* SPS Commerce Inc.	4,436	292
* InvenSense Inc.	16,782	290
ADTRAN Inc.	11,257	289
* comScore Inc.	10,479	285
* Infinera Corp.	30,480	283
* Rambus Inc.	32,774	282
* Trulia Inc.	8,093	278
* iRobot Corp.	8,296	275
* Applied Micro Circuits Corp.	21,637	272
* Synchronoss Technologies Inc.	8,551	271
* Imperva Inc.	5,979	269
* Demandware Inc.	4,699	266
* Envestnet Inc.	6,629	263

	Pegasystems Inc.	5,105	257
*	CalAmp Corp.	10,290	257
*	PROS Holdings Inc.	6,560	253
*	VirnetX Holding Corp.	12,521	251
*	LogMeIn Inc.	7,118	246
*	EPAM Systems Inc.	6,391	227
*	Blucora Inc.	7,593	221
*	Ellie Mae Inc.	7,805	220
*	BroadSoft Inc.	8,231	219
*	Ixia	16,754	218
*	Comverse Inc.	6,495	218
*	Ultratech Inc.	8,086	214
*	Virtusa Corp.	6,002	212
*	Progress Software Corp.	7,589	200
*	LivePerson Inc.	16,169	199
*	Proofpoint Inc.	6,379	195
*	SciQuest Inc.	6,685	187
*	FleetMatics Group plc	4,798	186
*	Acxiom Corp.	5,441	181
	Methode Electronics Inc.	6,080	176
*	PDF Solutions Inc.	7,363	171
*	Ruckus Wireless Inc.	12,970	169
*	Responsys Inc.	9,935	168
*	Diodes Inc.	8,153	167
*	Fusion-io Inc.	15,887	159
	CSG Systems International Inc.	5,448	157
*	PMC - Sierra Inc.	25,465	153
*	Cirrus Logic Inc.	7,490	151
	Ubiquiti Networks Inc.	3,703	146
*	Tangoe Inc.	9,225	145
*	Cray Inc.	5,924	141
*	Exar Corp.	11,161	137
*	Ambarella Inc.	5,443	135
	Micrel Inc.	13,634	132
*	Silicon Graphics International Corp.	9,807	131
*	Jive Software Inc.	11,524	128
*	AVG Technologies NV	7,163	124
*	Silicon Image Inc.	22,566	122
*	Rogers Corp.	1,929	121
*	DTS Inc.	5,353	120
*	Callidus Software Inc.	10,963	120
*	Brightcove Inc.	8,232	117
*	Integrated Device Technology Inc.	11,308	112
*,^ Parkervision Inc.		25,962	108
*	Qualys Inc.	4,351	108
*	Calix Inc.	10,052	103
*	Actuate Corp.	12,930	102
*	Global Eagle Entertainment Inc.	6,316	97
*	E2open Inc.	4,330	96
*	Immersion Corp.	7,639	94
	Ebix Inc.	6,704	93
*	Vocera Communications Inc.	5,186	92
*	Lionbridge Technologies Inc.	15,945	91
*	Nanometrics Inc.	4,595	87
	Computer Task Group Inc.	4,522	86
*	Zix Corp.	17,999	83
*	PLX Technology Inc.	12,334	83

* Veeco Instruments Inc.	2,543	82
* NVE Corp.	1,420	81
* Peregrine Semiconductor Corp.	7,703	71
American Software Inc. Class A	6,994	67
* Entegris Inc.	6,090	67
* Millennial Media Inc.	10,283	65
* Glu Mobile Inc.	17,499	64
Acacia Research Corp.	4,312	64
* support.com Inc.	15,363	61
* Bazaarvoice Inc.	7,643	60
* ChannelAdvisor Corp.	1,746	60
* Marketo Inc.	2,030	59
* Datalink Corp.	5,576	58
* RetailMeNot Inc.	2,013	58
* MaxLinear Inc.	6,739	57
* Mindspeed Technologies Inc.	11,291	57
* MoSys Inc.	11,978	56
* KVH Industries Inc.	3,824	54
* Mitek Systems Inc.	7,406	52
* Neonode Inc.	7,930	50
* Alliance Fiber Optic Products Inc.	3,375	50
* Rally Software Development Corp.	2,011	49
* Travelzoo Inc.	2,291	49
* Lattice Semiconductor Corp.	8,695	48
* M/A-COM Technology Solutions Holdings Inc.	2,909	47
* Guidance Software Inc.	4,892	45
* Cvent Inc.	1,381	45
* KEYW Holding Corp.	3,595	45
* Unwired Planet Inc.	28,951	44
* eGain Corp.	3,810	44
* Carbonite Inc.	3,528	44
* Reis Inc.	2,429	43
* Textura Corp.	1,246	42
* Luxoft Holding Inc. Class A	1,009	38
* Uni-Pixel Inc.	2,947	38
* TriQuint Semiconductor Inc.	4,710	37
* Silver Spring Networks Inc.	1,726	36
* Inphi Corp.	2,787	35
Digimarc Corp.	1,790	33
Daktronics Inc.	2,152	33
* Spark Networks Inc.	5,179	29
* Intermolecular Inc.	4,951	28
Innovative Solutions & Support Inc.	3,547	27
* Perficient Inc.	1,233	27
American Science & Engineering Inc.	362	26
* VASCO Data Security International Inc.	3,363	26
Acorn Energy Inc.	6,624	25
QAD Inc. Class A	1,478	25
* Gigamon Inc.	814	24
* Marin Software Inc.	2,675	23
* Revolution Lighting Technologies Inc.	8,108	23
* OmniVision Technologies Inc.	1,324	21
* Model N Inc.	2,291	19
* Rudolph Technologies Inc.	1,576	18
* Unisys Corp.	623	17
* ShoreTel Inc.	2,043	16
* Procera Networks Inc.	1,077	16

*	Rofin-Sinar Technologies Inc.	558	14
*	Sonus Networks Inc.	4,257	12
*	ICG Group Inc.	685	12
*	Vringo Inc.	3,419	11
*	YuMe Inc.	1,133	10
*	Anaren Inc.	354	10
	Epiq Systems Inc.	550	9
*	Oplink Communications Inc.	474	8
*	Tremor Video Inc.	1,635	8
	PC-Tel Inc.	749	7
*	Rubicon Technology Inc.	569	6
	Sapiens International Corp. NV	803	6
*	Vocus Inc.	480	5
*	Ultra Clean Holdings Inc.	438	4
	Tessco Technologies Inc.	105	4
	ePlus Inc.	67	4
*	Cyan Inc.	439	2
*	Net Element International Inc.	632	2
*	Viasystems Group Inc.	81	1
			44,363
Utilities (1.3%)
	j2 Global Inc.	13,483	647
	Cogent Communications Group Inc.	13,859	541
	Consolidated Communications Holdings Inc.	11,750	227
*	8x8 Inc.	21,096	220
	Shenandoah Telecommunications Co.	6,307	158
	Atlantic Tele-Network Inc.	2,686	151
*	inContact Inc.	14,539	109
	Lumos Networks Corp.	4,526	104
	South Jersey Industries Inc.	1,756	100
	NTELOS Holdings Corp.	4,495	96
	West Corp.	4,086	94
	IDT Corp. Class B	4,208	93
*	General Communication Inc. Class A	9,178	91
*	Cincinnati Bell Inc.	19,574	63
	York Water Co.	2,777	61
*	Leap Wireless International Inc.	3,493	58
	HickoryTech Corp.	3,962	54
*,^ Gogo Inc.		1,894	50
*	Fairpoint Communications Inc.	5,164	48
	Inteliquent Inc.	3,736	43
	Pike Corp.	4,107	43
*	magicJack VocalTec Ltd.	3,639	42
	NRG Yield Inc. Class A	1,011	37
	UNS Energy Corp.	729	35
*	Towerstream Corp.	14,861	35
*	Pure Cycle Corp.	4,857	34
	SJW Corp.	1,236	34
	American States Water Co.	922	27
*	Premiere Global Services Inc.	2,685	25
*	Straight Path Communications Inc. Class B	1,937	15
*	Pendrell Corp.	6,714	14
*	Cbeyond Inc.	520	3
			3,352
Total Common Stocks (Cost $195,383)			246,390

	Coupon
Temporary Cash Investments (0.4%)[1]
Money Market Fund (0.2%)
[2,3] Vanguard Market Liquidity Fund	0.127%		354,501	355

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Federal Home Loan Bank Discount Notes	0.045%	12/27/13	500	500
5 United States Treasury Note/Bond	1.750%	3/31/14	100	100
				600
Total Temporary Cash Investments (Cost $955)				955
Total Investments (99.8%) (Cost $196,338)				247,345
Other Assets and Liabilities-Net (0.2%)[3]				395
Net Assets (100%)				247,740

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $335,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 0.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $355,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
5 Securities with a value of $201,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

Russell 2000 Growth Index Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	246,387	—	3
Temporary Cash Investments	355	600	—
Futures Contracts—Assets[1]	1	—	—
Total	246,743	600	3
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At November 30, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	December 2013	8	913	31

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At November 30, 2013, the cost of investment securities for tax purposes was $196,341,000. Net unrealized appreciation of investment securities for tax purposes was $51,004,000, consisting of unrealized gains of $56,603,000 on securities that had risen in value since their purchase and $5,599,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Russell 3000 Index Fund

Schedule of Investments
As of November 30, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (15.1%)
*	Amazon.com Inc.	11,156	4,391
	Comcast Corp. Class A	79,612	3,970
	Wal-Mart Stores Inc.	48,859	3,958
	Walt Disney Co.	54,641	3,854
	Home Depot Inc.	44,321	3,575
	McDonald's Corp.	30,418	2,962
	Twenty-First Century Fox Inc. Class A	60,295	2,019
	Ford Motor Co.	117,123	2,000
*	eBay Inc.	39,376	1,989
*	priceline.com Inc.	1,565	1,866
	Time Warner Inc.	28,283	1,858
	Starbucks Corp.	22,716	1,850
	NIKE Inc. Class B	21,491	1,701
	Costco Wholesale Corp.	13,240	1,661
	Lowe's Cos. Inc.	33,026	1,568
	TJX Cos. Inc.	21,839	1,373
	Target Corp.	19,470	1,245
	Time Warner Cable Inc.	8,828	1,220
	Viacom Inc. Class B	14,713	1,180
	CBS Corp. Class B	18,617	1,090
	Yum! Brands Inc.	13,649	1,060
	Johnson Controls Inc.	20,783	1,050
*	DIRECTV	15,841	1,047
*	General Motors Co.	25,265	979
*	Liberty Global plc Class A	10,608	910
	Las Vegas Sands Corp.	11,860	850
*	Discovery Communications Inc. Class A	7,425	648
	VF Corp.	2,657	623
	Macy's Inc.	11,642	620
	McGraw Hill Financial Inc.	8,317	620
*	Dollar General Corp.	9,928	565
	Omnicom Group Inc.	7,846	561
*	Netflix Inc.	1,525	558
	Delphi Automotive plc	9,486	555
	Estee Lauder Cos. Inc. Class A	7,027	527
*	Bed Bath & Beyond Inc.	6,632	518
	Ross Stores Inc.	6,669	510
*	Michael Kors Holdings Ltd.	6,114	499
*	AutoZone Inc.	1,077	497
	Coach Inc.	8,526	494
*	Chipotle Mexican Grill Inc. Class A	938	491
	Mattel Inc.	10,480	485
	L Brands Inc.	7,283	473
*	Liberty Media Corp. Class A	3,063	470
	Carnival Corp.	12,675	458
	Harley-Davidson Inc.	6,801	456
*	Liberty Interactive Corp. Class A	16,072	451
	Starwood Hotels & Resorts Worldwide Inc.	5,904	440
*	O'Reilly Automotive Inc.	3,352	419

Wynn Resorts Ltd.	2,447	406
Genuine Parts Co.	4,702	390
* Dollar Tree Inc.	6,792	378
BorgWarner Inc.	3,507	376
Kohl's Corp.	6,736	372
Whirlpool Corp.	2,402	367
* Sirius XM Holdings Inc.	93,584	353
Gap Inc.	8,471	347
* CarMax Inc.	6,814	343
DISH Network Corp. Class A	6,327	343
Best Buy Co. Inc.	8,286	336
Marriott International Inc. Class A	7,066	332
PVH Corp.	2,459	329
* Tesla Motors Inc.	2,537	323
Ralph Lauren Corp. Class A	1,821	319
Staples Inc.	20,144	313
Tractor Supply Co.	4,235	310
Tiffany & Co.	3,390	302
* TripAdvisor Inc.	3,401	300
* LKQ Corp.	9,060	300
Wyndham Worldwide Corp.	4,123	296
Nielsen Holdings NV	6,628	286
Nordstrom Inc.	4,401	274
* Charter Communications Inc. Class A	2,009	271
* News Corp. Class A	15,074	271
Newell Rubbermaid Inc.	8,754	266
Polaris Industries Inc.	1,965	262
* Mohawk Industries Inc.	1,841	258
* Hertz Global Holdings Inc.	10,508	255
* TRW Automotive Holdings Corp.	3,266	253
Scripps Networks Interactive Inc. Class A	3,328	248
* Ulta Salon Cosmetics & Fragrance Inc.	1,932	245
Avon Products Inc.	13,141	234
PetSmart Inc.	3,135	232
H&R Block Inc.	8,263	230
Nu Skin Enterprises Inc. Class A	1,773	227
Interpublic Group of Cos. Inc.	12,998	226
Advance Auto Parts Inc.	2,214	224
PulteGroup Inc.	11,758	221
Royal Caribbean Cruises Ltd.	4,956	218
Fortune Brands Home & Security Inc.	5,007	218
* Jarden Corp.	3,858	217
* MGM Resorts International	11,279	216
Darden Restaurants Inc.	3,939	210
Hanesbrands Inc.	2,990	210
Expedia Inc.	3,234	206
* Under Armour Inc. Class A	2,541	205
Family Dollar Stores Inc.	2,922	204
Lear Corp.	2,447	203
* Fossil Group Inc.	1,561	199
Signet Jewelers Ltd.	2,454	189
Gannett Co. Inc.	6,945	188
Hasbro Inc.	3,482	187
Garmin Ltd.	3,721	181
Lennar Corp. Class A	5,017	179
Foot Locker Inc.	4,555	177
Williams-Sonoma Inc.	2,975	176

* Toll Brothers Inc.	5,155	176
GameStop Corp. Class A	3,607	174
DR Horton Inc.	8,609	171
Dick's Sporting Goods Inc.	2,998	169
Harman International Industries Inc.	2,062	167
Goodyear Tire & Rubber Co.	7,506	167
Dunkin' Brands Group Inc.	3,244	159
* WABCO Holdings Inc.	1,774	157
* Panera Bread Co. Class A	857	152
Tupperware Brands Corp.	1,621	148
* Sally Beauty Holdings Inc.	5,173	146
* NVR Inc.	146	142
* Liberty Ventures Class A	1,133	138
International Game Technology	7,740	135
Leggett & Platt Inc.	4,373	132
Gentex Corp.	4,393	131
* Urban Outfitters Inc.	3,330	130
Carter's Inc.	1,836	130
Brunswick Corp.	2,776	127
* Pandora Media Inc.	4,406	125
* Lamar Advertising Co. Class A	2,432	121
* Avis Budget Group Inc.	3,269	121
* AMC Networks Inc. Class A	1,869	120
* Fifth & Pacific Cos. Inc.	3,597	117
* Visteon Corp.	1,477	116
Domino's Pizza Inc.	1,668	115
Service Corp. International	6,300	114
Cinemark Holdings Inc.	3,433	113
* Tenneco Inc.	1,832	105
* Liberty Global plc	1,277	104
Sotheby's	2,021	104
* Starz	3,605	102
* Madison Square Garden Co. Class A	1,808	102
DSW Inc. Class A	2,207	99
Cablevision Systems Corp. Class A	5,864	98
Wolverine World Wide Inc.	2,970	98
American Eagle Outfitters Inc.	5,922	96
* Tempur Sealy International Inc.	1,819	93
Chico's FAS Inc.	4,962	93
Brinker International Inc.	1,971	93
Dana Holding Corp.	4,430	90
* Cabela's Inc.	1,466	90
* Graham Holdings Co. Class B	130	88
* Deckers Outdoor Corp.	1,057	87
* Bally Technologies Inc.	1,167	87
* Lumber Liquidators Holdings Inc.	856	86
* Buffalo Wild Wings Inc.	571	86
* Sears Holdings Corp.	1,311	83
Abercrombie & Fitch Co.	2,420	83
* Ascena Retail Group Inc.	3,883	83
* Office Depot Inc.	15,003	82
Vail Resorts Inc.	1,049	80
* Lions Gate Entertainment Corp.	2,480	78
* Live Nation Entertainment Inc.	4,236	78
Cheesecake Factory Inc.	1,589	77
* Apollo Education Group Inc.	2,925	77
Pool Corp.	1,369	77

Men's Wearhouse Inc.	1,485	76
Dillard's Inc. Class A	825	75
* AutoNation Inc.	1,527	75
Wendy's Co.	8,667	75
* JC Penney Co. Inc.	7,310	74
PriceSmart Inc.	588	73
John Wiley & Sons Inc. Class A	1,422	72
Six Flags Entertainment Corp.	1,930	72
Thor Industries Inc.	1,325	72
* Steven Madden Ltd.	1,809	70
Sinclair Broadcast Group Inc. Class A	2,139	70
DeVry Education Group Inc.	1,975	70
* DreamWorks Animation SKG Inc. Class A	2,194	70
* Big Lots Inc.	1,779	68
* Iconix Brand Group Inc.	1,701	68
* Hyatt Hotels Corp. Class A	1,378	67
Cracker Barrel Old Country Store Inc.	611	66
Burger King Worldwide Inc.	3,109	66
* HomeAway Inc.	1,767	65
Aaron's Inc.	2,248	64
KAR Auction Services Inc.	2,331	64
Pier 1 Imports Inc.	2,882	64
* Jack in the Box Inc.	1,353	64
* Murphy USA Inc.	1,414	64
* Express Inc.	2,550	63
* Life Time Fitness Inc.	1,293	63
* Grand Canyon Education Inc.	1,371	62
* Outerwall Inc.	897	61
Guess? Inc.	1,766	61
CST Brands Inc.	1,817	60
* VistaPrint NV	1,013	58
Penske Automotive Group Inc.	1,294	57
HSN Inc.	991	57
Ryland Group Inc.	1,431	57
Meredith Corp.	1,055	56
Rent-A-Center Inc.	1,613	55
New York Times Co. Class A	3,917	55
* Genesco Inc.	722	54
* Shutterfly Inc.	1,106	52
Texas Roadhouse Inc. Class A	1,855	52
* Asbury Automotive Group Inc.	986	51
* Five Below Inc.	953	51
* Hibbett Sports Inc.	782	50
Cooper Tire & Rubber Co.	2,051	50
* ValueClick Inc.	2,348	50
La-Z-Boy Inc.	1,708	50
Bob Evans Farms Inc.	897	50
Monro Muffler Brake Inc.	937	50
* Krispy Kreme Doughnuts Inc.	1,951	50
* AMERCO	213	49
Regal Entertainment Group Class A	2,516	49
* ANN Inc.	1,369	49
* Meritage Homes Corp.	1,112	48
* Vitamin Shoppe Inc.	890	48
Group 1 Automotive Inc.	701	48
Hillenbrand Inc.	1,701	48
* Jos A Bank Clothiers Inc.	840	48

* TiVo Inc.	3,717	48
* Helen of Troy Ltd.	974	47
KB Home	2,704	47
Sturm Ruger & Co. Inc.	605	47
Belo Corp. Class A	3,355	46
* Pinnacle Entertainment Inc.	1,822	46
Buckle Inc.	862	46
* Marriott Vacations Worldwide Corp.	875	46
Lithia Motors Inc. Class A	683	45
* Orient-Express Hotels Ltd. Class A	2,996	44
Nexstar Broadcasting Group Inc. Class A	868	43
* Bloomin' Brands Inc.	1,639	43
* American Axle & Manufacturing Holdings Inc.	2,128	43
* Conn's Inc.	684	41
* Restoration Hardware Holdings Inc.	538	41
DineEquity Inc.	474	40
Dorman Products Inc.	796	40
Papa John's International Inc.	461	39
* Churchill Downs Inc.	435	39
* Standard Pacific Corp.	4,735	39
Choice Hotels International Inc.	827	39
Drew Industries Inc.	706	38
Matthews International Corp. Class A	907	38
* Crocs Inc.	2,771	38
* Select Comfort Corp.	1,800	38
Finish Line Inc. Class A	1,389	37
* Children's Place Retail Stores Inc.	665	37
* Skechers U.S.A. Inc. Class A	1,084	36
MDC Holdings Inc.	1,196	36
Jones Group Inc.	2,565	36
* Tumi Holdings Inc.	1,481	36
* Quiksilver Inc.	3,827	34
* Red Robin Gourmet Burgers Inc.	423	34
* Sonic Corp.	1,664	33
* Elizabeth Arden Inc.	830	33
* LifeLock Inc.	1,892	33
* Penn National Gaming Inc.	2,247	32
Valassis Communications Inc.	1,105	32
Coty Inc. Class A	1,923	32
Brown Shoe Co. Inc.	1,208	31
Oxford Industries Inc.	413	31
* Fiesta Restaurant Group Inc.	632	31
* AFC Enterprises Inc.	706	31
Interval Leisure Group Inc.	1,144	31
* G-III Apparel Group Ltd.	505	30
National CineMedia Inc.	1,593	30
Stewart Enterprises Inc. Class A	2,222	29
Weight Watchers International Inc.	892	29
SeaWorld Entertainment Inc.	957	29
* Francesca's Holdings Corp.	1,452	28
Cato Corp. Class A	836	28
Sonic Automotive Inc. Class A	1,194	28
* ITT Educational Services Inc.	726	28
International Speedway Corp. Class A	811	28
* Winnebago Industries Inc.	889	28
CEC Entertainment Inc.	571	27
* Steiner Leisure Ltd.	452	27

* Norwegian Cruise Line Holdings Ltd.	780	27
* Constant Contact Inc.	971	27
* Scientific Games Corp. Class A	1,476	26
Columbia Sportswear Co.	380	26
MDC Partners Inc. Class A	1,156	26
* Meritor Inc.	3,248	26
* American Public Education Inc.	571	26
Regis Corp.	1,575	25
* Multimedia Games Holding Co. Inc.	854	25
Movado Group Inc.	543	25
* Gentherm Inc.	1,005	24
* Capella Education Co.	365	24
Scholastic Corp.	780	24
* Taylor Morrison Home Corp. Class A	1,079	24
* Pep Boys-Manny Moe & Jack	1,713	23
Ethan Allen Interiors Inc.	754	23
* Boyd Gaming Corp.	2,016	23
Standard Motor Products Inc.	653	23
Arctic Cat Inc.	400	23
* Denny's Corp.	3,107	22
* EW Scripps Co. Class A	1,101	22
* Biglari Holdings Inc.	46	22
* Caesars Entertainment Corp.	1,087	22
* Aeropostale Inc.	2,128	22
Fred's Inc. Class A	1,227	21
* BJ's Restaurants Inc.	705	21
Inter Parfums Inc.	563	20
* HealthStream Inc.	594	20
* Chuy's Holdings Inc.	572	20
* Move Inc.	1,259	19
Callaway Golf Co.	2,385	19
Nutrisystem Inc.	978	19
Viad Corp.	700	19
* Beazer Homes USA Inc.	902	19
* Stamps.com Inc.	407	19
* Universal Electronics Inc.	492	19
* Tuesday Morning Corp.	1,336	19
* Blue Nile Inc.	400	18
* Vera Bradley Inc.	730	18
Stage Stores Inc.	866	18
* FTD Cos. Inc.	550	18
* Smith & Wesson Holding Corp.	1,534	18
* Hovnanian Enterprises Inc. Class A	3,506	18
* Zumiez Inc.	640	18
* Barnes & Noble Inc.	1,057	18
Haverty Furniture Cos. Inc.	622	18
* Cumulus Media Inc. Class A	2,517	18
Superior Industries International Inc.	865	17
* K12 Inc.	803	17
Ruth's Hospitality Group Inc.	1,170	17
* M/I Homes Inc.	761	17
* Cavco Industries Inc.	240	16
World Wrestling Entertainment Inc. Class A	1,021	16
* Carmike Cinemas Inc.	649	16
* Gray Television Inc.	1,256	15
* Shutterstock Inc.	205	15
* Rentrak Corp.	371	15

* Bright Horizons Family Solutions Inc.	419	15
* XO Group Inc.	929	15
Shoe Carnival Inc.	495	14
Stein Mart Inc.	963	14
* Angie's List Inc.	1,063	14
Clear Channel Outdoor Holdings Inc. Class A	1,555	14
Destination Maternity Corp.	449	14
* Stoneridge Inc.	1,059	14
* LeapFrog Enterprises Inc.	1,587	14
* Journal Communications Inc. Class A	1,406	14
* Mattress Firm Holding Corp.	363	13
National Presto Industries Inc.	175	13
* Kirkland's Inc.	521	13
* VOXX International Corp. Class A	747	13
* MarineMax Inc.	846	13
* Central Garden and Pet Co. Class A	1,595	12
* Bravo Brio Restaurant Group Inc.	777	12
Universal Technical Institute Inc.	847	12
Entravision Communications Corp. Class A	1,863	12
Town Sports International Holdings Inc.	894	12
* Black Diamond Inc.	919	12
Big 5 Sporting Goods Corp.	656	12
* Zale Corp.	812	12
* Bridgepoint Education Inc.	646	12
* America's Car-Mart Inc.	282	12
* Libbey Inc.	511	12
* QuinStreet Inc.	1,293	11
* Federal-Mogul Corp.	550	11
* Revlon Inc. Class A	418	11
* Citi Trends Inc.	664	11
* RadioShack Corp.	3,690	11
Marcus Corp.	726	11
* Ruby Tuesday Inc.	1,485	10
* Strayer Education Inc.	271	10
* Education Management Corp.	864	10
* Career Education Corp.	1,971	10
* Wet Seal Inc. Class A	2,979	10
* Morgans Hotel Group Co.	1,190	10
* William Lyon Homes Class A	440	10
Courier Corp.	509	10
* American Woodmark Corp.	255	9
Harte-Hanks Inc.	1,153	9
* TRI Pointe Homes Inc.	455	9
* RealD Inc.	990	9
* Media General Inc.	490	9
RG Barry Corp.	454	9
* Diamond Resorts International Inc.	480	9
* Del Frisco's Restaurant Group Inc.	396	8
Remy International Inc.	350	8
* Sears Hometown and Outlet Stores Inc.	252	8
* Carrols Restaurant Group Inc.	1,187	8
* Tile Shop Holdings Inc.	461	8
* Overstock.com Inc.	249	7
* Noodles & Co.	165	7
* Orbitz Worldwide Inc.	956	7
Carriage Services Inc. Class A	334	6
CSS Industries Inc.	200	6

* Destination XL Group Inc.	882	6
* Central European Media Enterprises Ltd. Class A	2,412	6
* Digital Generation Inc.	509	6
* Nautilus Inc.	775	6
* Franklin Covey Co.	282	6
* Christopher & Banks Corp.	908	6
* ValueVision Media Inc. Class A	982	6
* Entercom Communications Corp. Class A	503	5
Saga Communications Inc. Class A	97	5
* Fox Factory Holding Corp.	265	5
* hhgregg Inc.	325	5
Bon-Ton Stores Inc.	258	5
Marchex Inc. Class B	468	4
bebe stores inc	713	4
Speedway Motorsports Inc.	198	4
* Speed Commerce Inc.	1,000	4
* West Marine Inc.	286	4
Weyco Group Inc.	130	4
* Luby's Inc.	409	4
AH Belo Corp. Class A	472	4
Perry Ellis International Inc.	231	4
* WCI Communities Inc.	183	4
* Fuel Systems Solutions Inc.	256	4
Johnson Outdoors Inc. Class A	122	3
* McClatchy Co. Class A	1,095	3
* Pacific Sunwear of California Inc.	1,154	3
* Nathan's Famous Inc.	61	3
* Jamba Inc.	269	3
Winmark Corp.	37	3
* Dex Media Inc.	428	3
Bassett Furniture Industries Inc.	196	3
Hooker Furniture Corp.	179	3
* Daily Journal Corp.	20	3
* Cenveo Inc.	851	3
Systemax Inc.	249	3
* JTH Holding Inc. Class A	115	3
* ReachLocal Inc.	218	3
* Monarch Casino & Resort Inc.	151	3
* Isle of Capri Casinos Inc.	329	3
Flexsteel Industries Inc.	96	3
* Corinthian Colleges Inc.	1,566	3
JAKKS Pacific Inc.	405	3
Salem Communications Corp. Class A	288	3
* Rosetta Stone Inc.	218	3
* Reading International Inc. Class A	339	2
Lifetime Brands Inc.	166	2
* Hemisphere Media Group Inc.	215	2
Einstein Noah Restaurant Group Inc.	148	2
* Vince Holding Corp.	80	2
Blyth Inc.	186	2
* Crown Media Holdings Inc. Class A	677	2
* Tower International Inc.	104	2
* Zagg Inc.	526	2
* New York & Co. Inc.	412	2
Lincoln Educational Services Corp.	380	2
* Extended Stay America Inc.	80	2
* EveryWare Global Inc.	245	2

* Martha Stewart Living Omnimedia Inc. Class A	541	2
Gordmans Stores Inc.	191	2
* Skullcandy Inc.	321	2
* 1-800-Flowers.com Inc. Class A	374	2
Marine Products Corp.	197	2
* Ignite Restaurant Group Inc.	149	2
* Tilly's Inc. Class A	152	2
* American Apparel Inc.	1,448	2
* Diversified Restaurant Holdings Inc.	269	2
* Container Store Group Inc.	33	1
Trans World Entertainment Corp.	265	1
* Body Central Corp.	259	1
Beasley Broadcasting Group Inc. Class A	44	—
		92,386
Consumer Staples (7.6%)
Procter & Gamble Co.	83,156	7,003
Coca-Cola Co.	116,048	4,664
Philip Morris International Inc.	49,622	4,245
PepsiCo Inc.	46,919	3,963
CVS Caremark Corp.	37,149	2,488
Altria Group Inc.	60,944	2,254
Colgate-Palmolive Co.	28,300	1,862
Mondelez International Inc. Class A	54,141	1,815
Walgreen Co.	28,747	1,702
Kimberly-Clark Corp.	11,669	1,274
General Mills Inc.	19,560	986
Kraft Foods Group Inc.	18,037	958
Archer-Daniels-Midland Co.	19,996	805
Kroger Co.	15,779	659
Whole Foods Market Inc.	11,254	637
Sysco Corp.	18,007	606
Lorillard Inc.	11,462	588
Mead Johnson Nutrition Co.	6,144	519
Reynolds American Inc.	9,563	482
Kellogg Co.	7,883	478
Hershey Co.	4,551	441
ConAgra Foods Inc.	12,646	417
Clorox Co.	3,995	372
Bunge Ltd.	4,463	358
Coca-Cola Enterprises Inc.	8,315	349
Brown-Forman Corp. Class B	4,589	344
JM Smucker Co.	3,255	339
Beam Inc.	4,882	330
* Constellation Brands Inc. Class A	4,666	329
* Green Mountain Coffee Roasters Inc.	4,527	305
Dr Pepper Snapple Group Inc.	6,192	299
McCormick & Co. Inc.	4,002	276
Church & Dwight Co. Inc.	4,193	274
Tyson Foods Inc. Class A	8,498	269
Safeway Inc.	7,312	256
* Monster Beverage Corp.	4,072	241
Molson Coors Brewing Co. Class B	4,239	223
Energizer Holdings Inc.	1,889	208
Campbell Soup Co.	5,323	206
Hormel Foods Corp.	4,069	183
Herbalife Ltd.	2,591	181
GNC Holdings Inc. Class A	2,984	180

Ingredion Inc.	2,351	163
* Rite Aid Corp.	21,625	128
Hillshire Brands Co.	3,825	128
Flowers Foods Inc.	5,269	115
* United Natural Foods Inc.	1,471	101
* Hain Celestial Group Inc.	1,177	97
* WhiteWave Foods Co. Class A	4,210	90
Casey's General Stores Inc.	1,174	87
* TreeHouse Foods Inc.	1,131	79
Harris Teeter Supermarkets Inc.	1,489	74
* Boston Beer Co. Inc. Class A	258	63
B&G Foods Inc.	1,523	53
* Fresh Market Inc.	1,271	52
Dean Foods Co.	2,863	52
Andersons Inc.	591	50
* Post Holdings Inc.	971	49
Lancaster Colony Corp.	559	48
Sanderson Farms Inc.	666	46
Spectrum Brands Holdings Inc.	623	44
* SUPERVALU Inc.	6,647	43
Snyders-Lance Inc.	1,393	40
J&J Snack Foods Corp.	459	39
Universal Corp.	746	39
* Susser Holdings Corp.	554	35
WD-40 Co.	464	35
Fresh Del Monte Produce Inc.	1,235	35
Vector Group Ltd.	1,981	32
Pinnacle Foods Inc.	1,057	29
* Pilgrim's Pride Corp.	1,727	28
Seaboard Corp.	10	28
* Boulder Brands Inc.	1,794	27
Core-Mark Holding Co. Inc.	365	27
Spartan Stores Inc.	1,104	26
Cal-Maine Foods Inc.	466	26
* Annie's Inc.	476	22
* Sprouts Farmers Market Inc.	548	21
Weis Markets Inc.	383	20
Tootsie Roll Industries Inc.	568	18
* Diamond Foods Inc.	699	17
* USANA Health Sciences Inc.	196	14
Calavo Growers Inc.	430	13
* Chiquita Brands International Inc.	1,221	13
* Pantry Inc.	861	12
* Chefs' Warehouse Inc.	476	12
Coca-Cola Bottling Co. Consolidated	178	12
Ingles Markets Inc. Class A	439	12
* Seneca Foods Corp. Class A	343	11
* Natural Grocers by Vitamin Cottage Inc.	289	11
Limoneira Co.	391	10
* Fairway Group Holdings Corp.	537	10
* Medifast Inc.	358	10
Female Health Co.	979	9
Village Super Market Inc. Class A	230	9
* Star Scientific Inc.	5,532	7
* Alliance One International Inc.	2,297	7
PetMed Express Inc.	439	7
* Omega Protein Corp.	413	6

* Lifevantage Corp.	2,836	5
Nutraceutical International Corp.	185	5
National Beverage Corp.	213	5
Roundy's Inc.	468	4
Nature's Sunshine Products Inc.	206	4
* Inventure Foods Inc.	293	4
John B Sanfilippo & Son Inc.	136	3
* Craft Brew Alliance Inc.	195	3
Orchids Paper Products Co.	105	3
* Farmer Bros Co.	129	3
* PhotoMedex Inc.	204	3
* Synutra International Inc.	264	2
Arden Group Inc.	18	2
Lifeway Foods Inc.	143	2
* Vitacost.com Inc.	375	2
Alico Inc.	52	2
		46,711
Energy (9.2%)
Exxon Mobil Corp.	134,905	12,611
Chevron Corp.	58,815	7,201
Schlumberger Ltd.	40,336	3,567
ConocoPhillips	37,096	2,701
Occidental Petroleum Corp.	24,444	2,321
Halliburton Co.	28,279	1,490
EOG Resources Inc.	8,255	1,362
Anadarko Petroleum Corp.	15,215	1,351
Phillips 66	18,788	1,308
Apache Corp.	11,890	1,088
National Oilwell Varco Inc.	12,964	1,057
Marathon Petroleum Corp.	9,855	815
Marathon Oil Corp.	21,506	775
Noble Energy Inc.	10,881	764
Baker Hughes Inc.	13,406	764
Valero Energy Corp.	16,547	757
Hess Corp.	9,310	755
Devon Energy Corp.	12,319	747
Pioneer Natural Resources Co.	4,144	737
Williams Cos. Inc.	20,714	730
Kinder Morgan Inc.	20,095	714
Spectra Energy Corp.	20,304	681
Chesapeake Energy Corp.	17,579	472
Seadrill Ltd.	10,723	458
Cabot Oil & Gas Corp.	12,789	441
* Cameron International Corp.	7,526	417
* Southwestern Energy Co.	10,666	412
EQT Corp.	4,565	389
Range Resources Corp.	4,948	384
Murphy Oil Corp.	5,795	376
* FMC Technologies Inc.	7,197	346
* Concho Resources Inc.	3,178	330
HollyFrontier Corp.	6,163	296
* Cheniere Energy Inc.	7,322	290
Oceaneering International Inc.	3,283	253
Cimarex Energy Co.	2,623	248
CONSOL Energy Inc.	6,937	247
Tesoro Corp.	4,121	242
Helmerich & Payne Inc.	2,879	222

* Whiting Petroleum Corp.	3,576	216
* Denbury Resources Inc.	11,322	189
* Cobalt International Energy Inc.	8,355	186
SM Energy Co.	2,011	177
QEP Resources Inc.	5,439	174
* Oil States International Inc.	1,668	171
Peabody Energy Corp.	8,181	149
Nabors Industries Ltd.	8,947	148
* Continental Resources Inc.	1,301	140
* Gulfport Energy Corp.	2,384	139
* Dril-Quip Inc.	1,238	134
* Oasis Petroleum Inc.	2,868	132
* Dresser-Rand Group Inc.	2,343	132
* Rowan Cos. plc Class A	3,790	131
Diamond Offshore Drilling Inc.	2,129	128
* First Solar Inc.	2,074	124
* Superior Energy Services Inc.	4,756	121
* Newfield Exploration Co.	4,159	117
* WPX Energy Inc.	6,075	113
Patterson-UTI Energy Inc.	4,531	106
* Ultra Petroleum Corp.	4,778	98
* Rosetta Resources Inc.	1,911	97
* Atwood Oceanics Inc.	1,780	94
* Kodiak Oil & Gas Corp.	8,054	91
* SandRidge Energy Inc.	15,009	84
World Fuel Services Corp.	2,156	83
Berry Petroleum Co. Class A	1,645	83
Targa Resources Corp.	992	80
CARBO Ceramics Inc.	619	76
SemGroup Corp. Class A	1,229	75
* Helix Energy Solutions Group Inc.	3,289	73
* Unit Corp.	1,434	69
Energy XXI Bermuda Ltd.	2,411	66
Western Refining Inc.	1,666	65
* PDC Energy Inc.	1,053	62
* McDermott International Inc.	7,029	57
* Hornbeck Offshore Services Inc.	1,122	57
SEACOR Holdings Inc.	597	56
* Exterran Holdings Inc.	1,661	54
* Stone Energy Corp.	1,530	51
* Carrizo Oil & Gas Inc.	1,203	49
Crosstex Energy Inc.	1,450	47
Golar LNG Ltd.	1,277	46
* SunCoke Energy Inc.	2,019	46
* Alpha Natural Resources Inc.	6,540	44
* Bill Barrett Corp.	1,516	41
* SolarCity Corp.	771	40
* Bonanza Creek Energy Inc.	858	39
* SunPower Corp. Class A	1,296	39
RPC Inc.	2,078	37
* Magnum Hunter Resources Corp.	5,033	36
Delek US Holdings Inc.	1,179	36
* Matador Resources Co.	1,633	36
* C&J Energy Services Inc.	1,489	35
* GT Advanced Technologies Inc.	3,508	34
* Key Energy Services Inc.	4,385	34
* Kosmos Energy Ltd.	3,208	33

* Forum Energy Technologies Inc.	1,200	32
* Laredo Petroleum Holdings Inc.	1,193	32
* Hercules Offshore Inc.	4,996	32
* Geospace Technologies Corp.	365	32
* Newpark Resources Inc.	2,578	31
* Cloud Peak Energy Inc.	1,876	31
* Flotek Industries Inc.	1,433	30
* Northern Oil and Gas Inc.	1,798	29
* TETRA Technologies Inc.	2,300	28
Walter Energy Inc.	1,977	28
* Parker Drilling Co.	3,516	28
* Sanchez Energy Corp.	1,068	27
* Diamondback Energy Inc.	549	27
Arch Coal Inc.	6,344	26
* Rex Energy Corp.	1,346	26
* Halcon Resources Corp.	6,404	26
Comstock Resources Inc.	1,501	25
* Triangle Petroleum Corp.	2,310	25
* Clean Energy Fuels Corp.	1,925	24
* EPL Oil & Gas Inc.	831	24
Contango Oil & Gas Co.	484	23
PBF Energy Inc. Class A	777	22
EXCO Resources Inc.	4,231	22
Frank's International NV	928	22
* Era Group Inc.	652	21
* Approach Resources Inc.	967	21
CVR Energy Inc.	515	20
W&T Offshore Inc.	1,156	20
* Penn Virginia Corp.	1,850	20
* Resolute Energy Corp.	2,151	19
* Matrix Service Co.	865	19
* Swift Energy Co.	1,405	19
* Tesco Corp.	1,013	18
* Goodrich Petroleum Corp.	913	18
* RigNet Inc.	398	17
* Forest Oil Corp.	3,717	16
* Pioneer Energy Services Corp.	2,242	16
* EnerNOC Inc.	943	16
* Athlon Energy Inc.	487	16
* Synergy Resources Corp.	1,666	16
* ION Geophysical Corp.	3,873	15
* Clayton Williams Energy Inc.	206	15
Green Plains Renewable Energy Inc.	851	15
* Quicksilver Resources Inc.	4,957	14
* PowerSecure International Inc.	806	14
Gulf Island Fabrication Inc.	518	14
* Gastar Exploration Inc.	2,257	13
* Willbros Group Inc.	1,502	13
* Emerald Oil Inc.	1,812	13
* Natural Gas Services Group Inc.	443	13
* Vantage Drilling Co.	6,849	13
* Solazyme Inc.	1,381	12
* Abraxas Petroleum Corp.	3,233	12
* Capstone Turbine Corp.	9,722	12
* Basic Energy Services Inc.	761	11
* Dawson Geophysical Co.	302	10
* PetroQuest Energy Inc.	2,333	10

* Midstates Petroleum Co. Inc.	1,409	8
* Vaalco Energy Inc.	1,377	8
* Renewable Energy Group Inc.	630	7
Alon USA Energy Inc.	432	6
* BPZ Resources Inc.	2,784	6
* Enphase Energy Inc.	796	6
* Nuverra Environmental Solutions Inc.	3,346	6
* Miller Energy Resources Inc.	678	6
* Callon Petroleum Co.	817	5
* FuelCell Energy Inc.	3,273	5
Equal Energy Ltd.	889	5
* Warren Resources Inc.	1,348	4
* Evolution Petroleum Corp.	351	4
* Jones Energy Inc.	299	4
* KiOR Inc.	1,802	4
* Endeavour International Corp.	867	4
Panhandle Oil and Gas Inc. Class A	126	4
* REX American Resources Corp.	114	4
* Mitcham Industries Inc.	213	4
* Westmoreland Coal Co.	245	4
* FX Energy Inc.	1,022	4
* Cal Dive International Inc.	1,848	3
* Arabian American Development Co.	321	3
* Apco Oil and Gas International Inc.	197	3
Bolt Technology Corp.	153	3
Adams Resources & Energy Inc.	53	3
* Ameresco Inc. Class A	317	3
TGC Industries Inc.	287	2
* Amyris Inc.	730	2
* Isramco Inc.	15	2
* L&L Energy Inc.	752	1
Hallador Energy Co.	126	1
* ZaZa Energy Corp.	671	1
* Global Geophysical Services Inc.	283	—
		56,487
Financial Services (19.0%)
JPMorgan Chase & Co.	114,677	6,562
Wells Fargo & Co.	146,483	6,448
* Berkshire Hathaway Inc. Class B	54,602	6,363
Bank of America Corp.	327,080	5,174
Citigroup Inc.	92,322	4,886
Visa Inc. Class A	15,852	3,225
MasterCard Inc. Class A	3,546	2,698
American Express Co.	28,748	2,467
Goldman Sachs Group Inc.	13,912	2,350
American International Group Inc.	44,793	2,228
US Bancorp	56,119	2,201
Morgan Stanley	46,200	1,446
MetLife Inc.	27,126	1,416
Simon Property Group Inc.	9,407	1,410
Capital One Financial Corp.	17,724	1,270
Prudential Financial Inc.	14,079	1,250
PNC Financial Services Group Inc.	16,063	1,236
BlackRock Inc.	3,962	1,200
Bank of New York Mellon Corp.	35,215	1,187
ACE Ltd.	10,321	1,061
Travelers Cos. Inc.	11,421	1,036

State Street Corp.	13,838	1,005
Aflac Inc.	14,146	939
American Tower Corporation	12,000	933
Charles Schwab Corp.	33,311	815
Marsh & McLennan Cos. Inc.	16,727	794
Discover Financial Services	14,880	793
CME Group Inc.	9,616	788
Allstate Corp.	14,219	772
Aon plc	9,379	766
Chubb Corp.	7,865	759
BB&T Corp.	21,290	740
* IntercontinentalExchange Group Inc.	3,463	739
Franklin Resources Inc.	12,465	690
Public Storage	4,345	663
Ameriprise Financial Inc.	6,115	662
T. Rowe Price Group Inc.	7,869	633
SunTrust Banks Inc.	16,389	594
Prologis Inc.	15,117	573
Equity Residential	10,928	563
Fifth Third Bancorp	26,537	539
Weyerhaeuser Co.	17,667	532
Progressive Corp.	18,301	511
HCP Inc.	13,790	507
Ventas Inc.	8,895	506
Vornado Realty Trust	5,672	499
Hartford Financial Services Group Inc.	13,832	493
Health Care REIT Inc.	8,634	483
Invesco Ltd.	13,491	470
AvalonBay Communities Inc.	3,926	465
Boston Properties Inc.	4,604	458
M&T Bank Corp.	3,915	452
Principal Financial Group Inc.	8,903	451
Fidelity National Information Services Inc.	8,894	451
* Fiserv Inc.	4,041	444
Loews Corp.	9,318	441
Moody's Corp.	5,901	440
Northern Trust Corp.	7,259	428
Thomson Reuters Corp.	11,328	423
Lincoln National Corp.	8,146	418
Regions Financial Corp.	42,883	417
Host Hotels & Resorts Inc.	22,596	416
General Growth Properties Inc.	18,039	374
* Alliance Data Systems Corp.	1,493	362
SLM Corp.	13,479	359
KeyCorp	27,929	356
* Affiliated Managers Group Inc.	1,601	321
CIT Group Inc.	6,107	308
Annaly Capital Management Inc.	28,744	292
XL Group plc Class A	8,856	283
Western Union Co.	16,903	282
Unum Group	8,099	272
Cincinnati Financial Corp.	4,959	260
Leucadia National Corp.	8,976	257
Comerica Inc.	5,663	257
Kimco Realty Corp.	12,402	256
SL Green Realty Corp.	2,780	252
* FleetCor Technologies Inc.	2,061	251

Equifax Inc.	3,658	246
American Capital Agency Corp.	12,029	245
Everest Re Group Ltd.	1,517	238
* Arch Capital Group Ltd.	4,038	238
Macerich Co.	4,172	238
Huntington Bancshares Inc.	25,449	234
* Markel Corp.	419	234
Realty Income Corp.	5,954	227
* Genworth Financial Inc. Class A	14,961	226
New York Community Bancorp Inc.	13,376	221
Plum Creek Timber Co. Inc.	4,941	216
Torchmark Corp.	2,807	213
* CBRE Group Inc. Class A	8,466	205
Federal Realty Investment Trust	1,980	205
TD Ameritrade Holding Corp.	7,066	203
* Alleghany Corp.	510	201
Fidelity National Financial Inc. Class A	6,906	201
Digital Realty Trust Inc.	3,897	184
First Republic Bank	3,532	180
Arthur J Gallagher & Co.	3,846	179
Raymond James Financial Inc.	3,699	178
* Ocwen Financial Corp.	3,145	178
Axis Capital Holdings Ltd.	3,618	178
UDR Inc.	7,608	177
Essex Property Trust Inc.	1,153	175
* Realogy Holdings Corp.	3,685	175
PartnerRe Ltd.	1,642	169
Rayonier Inc.	3,824	169
Waddell & Reed Financial Inc. Class A	2,608	166
Starwood Property Trust Inc.	5,945	166
Zions Bancorporation	5,628	165
Reinsurance Group of America Inc. Class A	2,200	165
* MSCI Inc. Class A	3,664	163
Lazard Ltd. Class A	3,887	162
* E*TRADE Financial Corp.	8,725	156
Assurant Inc.	2,383	155
Total System Services Inc.	4,963	154
* Signature Bank	1,439	153
Eaton Vance Corp.	3,644	152
FactSet Research Systems Inc.	1,338	151
Ares Capital Corp.	8,195	151
Hudson City Bancorp Inc.	16,078	150
Camden Property Trust	2,577	149
Jack Henry & Associates Inc.	2,620	149
Duke Realty Corp.	9,770	148
SEI Investments Co.	4,384	147
Global Payments Inc.	2,320	146
WR Berkley Corp.	3,303	145
DDR Corp.	9,022	144
* American Capital Ltd.	9,346	143
People's United Financial Inc.	9,443	143
Extra Space Storage Inc.	3,398	142
East West Bancorp Inc.	4,152	142
Dun & Bradstreet Corp.	1,218	142
Broadridge Financial Solutions Inc.	3,703	141
HCC Insurance Holdings Inc.	3,063	141
* SVB Financial Group	1,387	140

* Howard Hughes Corp.	1,217	139
Mid-America Apartment Communities Inc.	2,296	138
American Financial Group Inc.	2,396	138
Alexandria Real Estate Equities Inc.	2,178	138
Old Republic International Corp.	7,987	137
CBOE Holdings Inc.	2,604	136
NASDAQ OMX Group Inc.	3,423	134
Legg Mason Inc.	3,433	134
Regency Centers Corp.	2,818	132
Jones Lang LaSalle Inc.	1,350	132
Senior Housing Properties Trust	5,790	131
RenaissanceRe Holdings Ltd.	1,363	129
Taubman Centers Inc.	1,972	129
Validus Holdings Ltd.	3,200	128
Liberty Property Trust	3,956	128
Kilroy Realty Corp.	2,518	127
Omega Healthcare Investors Inc.	3,755	123
BRE Properties Inc.	2,364	121
Assured Guaranty Ltd.	5,115	120
* WEX Inc.	1,194	119
First Niagara Financial Group Inc.	10,594	118
FirstMerit Corp.	5,130	118
Hospitality Properties Trust	4,296	117
Allied World Assurance Co. Holdings AG	1,026	116
Prosperity Bancshares Inc.	1,798	115
Cullen/Frost Bankers Inc.	1,604	115
Brown & Brown Inc.	3,639	115
Corrections Corp. of America	3,424	114
Commerce Bancshares Inc.	2,515	113
White Mountains Insurance Group Ltd.	188	113
Spirit Realty Capital Inc.	11,405	113
Protective Life Corp.	2,329	112
National Retail Properties Inc.	3,506	111
CNO Financial Group Inc.	6,564	111
City National Corp.	1,446	110
Apartment Investment & Management Co. Class A	4,321	109
Weingarten Realty Investors	3,789	108
WP Carey Inc.	1,705	107
BioMed Realty Trust Inc.	5,653	105
* CoreLogic Inc.	2,959	104
Synovus Financial Corp.	29,682	104
Financial Engines Inc.	1,528	104
American Campus Communities Inc.	3,179	103
Two Harbors Investment Corp.	11,111	103
Highwoods Properties Inc.	2,727	98
LaSalle Hotel Properties	3,108	97
Prospect Capital Corp.	8,515	97
Douglas Emmett Inc.	4,225	97
* Gaming and Leisure Properties Inc.	2,087	96
* Forest City Enterprises Inc. Class A	4,916	96
Tanger Factory Outlet Centers	2,834	94
Chimera Investment Corp.	31,544	93
* Portfolio Recovery Associates Inc.	1,590	93
* Popular Inc.	3,228	92
Hancock Holding Co.	2,595	91
Lender Processing Services Inc.	2,598	91
Associated Banc-Corp	5,254	91

Equity Lifestyle Properties Inc.	2,547	90
CBL & Associates Properties Inc.	4,961	90
Home Properties Inc.	1,693	89
RLJ Lodging Trust	3,658	88
* Stifel Financial Corp.	1,956	88
ProAssurance Corp.	1,813	87
First American Financial Corp.	3,287	87
CommonWealth REIT	3,563	85
StanCorp Financial Group Inc.	1,324	85
MFA Financial Inc.	11,238	82
Piedmont Office Realty Trust Inc. Class A	4,968	81
Aspen Insurance Holdings Ltd.	1,998	81
CapitalSource Inc.	5,739	81
MarketAxess Holdings Inc.	1,142	80
EPR Properties	1,595	80
TCF Financial Corp.	5,115	80
First Horizon National Corp.	7,094	80
Webster Financial Corp.	2,688	79
* Vantiv Inc. Class A	2,614	79
ING US Inc.	2,254	79
Hanover Insurance Group Inc.	1,304	79
Federated Investors Inc. Class B	2,878	79
Bank of Hawaii Corp.	1,317	78
* MGIC Investment Corp.	9,517	77
Fulton Financial Corp.	5,837	76
Washington Federal Inc.	3,218	75
LPL Financial Holdings Inc.	1,746	75
Primerica Inc.	1,723	74
Radian Group Inc.	5,162	74
Endurance Specialty Holdings Ltd.	1,279	73
Geo Group Inc.	2,207	72
Post Properties Inc.	1,681	72
BancorpSouth Inc.	3,013	72
* Texas Capital Bancshares Inc.	1,275	72
* Euronet Worldwide Inc.	1,474	71
UMB Financial Corp.	1,098	70
NorthStar Realty Finance Corp.	7,032	69
Susquehanna Bancshares Inc.	5,498	69
DCT Industrial Trust Inc.	9,152	68
Glacier Bancorp Inc.	2,268	68
DiamondRock Hospitality Co.	5,860	67
CubeSmart	4,113	67
RLI Corp.	653	66
Sovran Self Storage Inc.	977	65
Fair Isaac Corp.	1,101	65
BankUnited Inc.	2,004	65
Invesco Mortgage Capital Inc.	4,281	65
Sunstone Hotel Investors Inc.	4,921	64
Cathay General Bancorp	2,291	63
Brandywine Realty Trust	4,750	63
Medical Properties Trust Inc.	4,774	63
American Realty Capital Properties Inc.	4,752	62
Healthcare Realty Trust Inc.	2,786	62
Valley National Bancorp	5,996	61
First Financial Bankshares Inc.	912	61
Umpqua Holdings Corp.	3,265	60
Apollo Investment Corp.	6,649	60

Corporate Office Properties Trust	2,663	59
Platinum Underwriters Holdings Ltd.	925	59
* MBIA Inc.	4,536	58
FNB Corp.	4,551	58
Chambers Street Properties	6,903	57
First Industrial Realty Trust Inc.	3,251	57
* Cardtronics Inc.	1,327	57
Retail Properties of America Inc.	4,225	56
EastGroup Properties Inc.	926	56
Lexington Realty Trust	5,461	56
Evercore Partners Inc. Class A	1,009	55
Iberiabank Corp.	880	55
* Zillow Inc. Class A	699	55
Pebblebrook Hotel Trust	1,799	55
Trustmark Corp.	1,940	54
MB Financial Inc.	1,664	54
Mack-Cali Realty Corp.	2,644	54
PrivateBancorp Inc.	1,939	54
BOK Financial Corp.	849	54
* First Cash Financial Services Inc.	845	54
Kemper Corp.	1,431	54
Ryman Hospitality Properties Inc.	1,280	54
Morningstar Inc.	640	53
Cousins Properties Inc.	4,951	53
Heartland Payment Systems Inc.	1,169	53
Erie Indemnity Co. Class A	719	52
* Western Alliance Bancorp	2,244	52
Capitol Federal Financial Inc.	4,290	52
Bank of the Ozarks Inc.	902	51
Home BancShares Inc.	1,399	51
Washington REIT	2,128	51
United Bankshares Inc.	1,552	50
Wintrust Financial Corp.	1,101	50
Alexander & Baldwin Inc.	1,308	49
First Citizens BancShares Inc. Class A	219	49
Home Loan Servicing Solutions Ltd.	2,110	49
Redwood Trust Inc.	2,630	49
* Strategic Hotels & Resorts Inc.	5,456	49
PennyMac Mortgage Investment Trust	2,150	49
Westamerica Bancorporation	875	48
Hatteras Financial Corp.	2,890	48
Janus Capital Group Inc.	4,419	48
First Financial Holdings Inc.	727	48
Old National Bancorp	3,079	48
Greenhill & Co. Inc.	871	48
American Equity Investment Life Holding Co.	2,008	48
PacWest Bancorp	1,149	47
Community Bank System Inc.	1,215	47
Selective Insurance Group Inc.	1,662	47
ARMOUR Residential REIT Inc.	11,861	46
Potlatch Corp.	1,158	46
* WisdomTree Investments Inc.	2,992	46
Symetra Financial Corp.	2,375	46
PS Business Parks Inc.	577	45
CVB Financial Corp.	2,783	45
* Hilltop Holdings Inc.	1,875	44
DuPont Fabros Technology Inc.	1,894	44

First Midwest Bancorp Inc.	2,403	44
New Residential Investment Corp.	7,256	44
* Walter Investment Management Corp.	1,147	44
International Bancshares Corp.	1,654	43
National Health Investors Inc.	729	43
LTC Properties Inc.	1,113	43
Sun Communities Inc.	1,046	43
Columbia Banking System Inc.	1,510	42
Acadia Realty Trust	1,604	42
Main Street Capital Corp.	1,264	42
EverBank Financial Corp.	2,417	41
BBCN Bancorp Inc.	2,471	41
Amtrust Financial Services Inc.	981	41
Glimcher Realty Trust	4,153	40
* Virtus Investment Partners Inc.	194	40
Government Properties Income Trust	1,624	40
CYS Investments Inc.	4,994	40
Northwest Bancshares Inc.	2,673	40
Equity One Inc.	1,776	40
Mercury General Corp.	826	40
Colony Financial Inc.	1,963	40
Montpelier Re Holdings Ltd.	1,351	39
National Penn Bancshares Inc.	3,440	39
Argo Group International Holdings Ltd.	821	39
Provident Financial Services Inc.	1,974	39
Hersha Hospitality Trust Class A	6,638	38
* Enstar Group Ltd.	270	38
Fifth Street Finance Corp.	3,868	37
Chesapeake Lodging Trust	1,547	37
Advent Software Inc.	1,049	37
* Encore Capital Group Inc.	769	37
* St. Joe Co.	2,045	36
Sterling Financial Corp.	1,089	36
Cash America International Inc.	941	35
Kennedy-Wilson Holdings Inc.	1,715	35
Astoria Financial Corp.	2,491	35
Pennsylvania REIT	1,920	35
Horace Mann Educators Corp.	1,122	34
American Capital Mortgage Investment Corp.	1,814	34
Healthcare Trust of America Inc. Class A	3,340	34
ViewPoint Financial Group Inc.	1,331	34
Solar Capital Ltd.	1,458	34
National Bank Holdings Corp. Class A	1,589	34
* Ambac Financial Group Inc.	1,414	33
Capstead Mortgage Corp.	2,748	33
American Assets Trust Inc.	1,056	33
Altisource Residential Corp.	1,182	33
Franklin Street Properties Corp.	2,549	33
Pinnacle Financial Partners Inc.	990	32
CNA Financial Corp.	773	32
NBT Bancorp Inc.	1,235	32
Interactive Brokers Group Inc.	1,317	32
* Sterling Bancorp	2,401	32
Nelnet Inc. Class A	697	31
* iStar Financial Inc.	2,427	31
Employers Holdings Inc.	941	31
Investors Bancorp Inc.	1,272	31

Retail Opportunity Investments Corp.	2,056	30
Associated Estates Realty Corp.	1,865	30
* BofI Holding Inc.	362	30
* Greenlight Capital Re Ltd. Class A	869	30
Hercules Technology Growth Capital Inc.	1,702	29
Ramco-Gershenson Properties Trust	1,812	29
Renasant Corp.	934	29
First Commonwealth Financial Corp.	3,054	29
* KCG Holdings Inc. Class A	2,388	29
Investors Real Estate Trust	3,234	28
STAG Industrial Inc.	1,312	28
* American Homes 4 Rent Class A	1,721	28
Park National Corp.	334	28
First Financial Bancorp	1,681	28
Sabra Health Care REIT Inc.	1,040	28
Education Realty Trust Inc.	3,158	27
* eHealth Inc.	605	27
* FelCor Lodging Trust Inc.	3,737	27
Boston Private Financial Holdings Inc.	2,293	27
Chemical Financial Corp.	849	27
* TFS Financial Corp.	2,311	27
* Credit Acceptance Corp.	207	27
Banner Corp.	612	27
Parkway Properties Inc.	1,442	26
HFF Inc. Class A	1,015	26
Infinity Property & Casualty Corp.	364	26
Artisan Partners Asset Management Inc. Class A	418	26
Hudson Pacific Properties Inc.	1,223	25
WesBanco Inc.	804	25
* United Community Banks Inc.	1,379	25
Inland Real Estate Corp.	2,326	25
Independent Bank Corp.	658	25
Northfield Bancorp Inc.	1,926	25
American National Insurance Co.	214	25
AMERISAFE Inc.	561	25
* Investment Technology Group Inc.	1,252	25
* World Acceptance Corp.	265	24
Triangle Capital Corp.	819	24
PennantPark Investment Corp.	1,998	24
Resource Capital Corp.	4,001	24
Banco Latinoamericano de Comercio Exterior SA	889	24
OFG Bancorp	1,392	24
S&T Bancorp Inc.	904	24
Sandy Spring Bancorp Inc.	815	24
* Nationstar Mortgage Holdings Inc.	597	24
TrustCo Bank Corp. NY	3,095	24
Cohen & Steers Inc.	582	23
Safety Insurance Group Inc.	412	23
Wilshire Bancorp Inc.	2,176	23
Oritani Financial Corp.	1,411	23
Golub Capital BDC Inc.	1,218	23
City Holding Co.	464	23
* Navigators Group Inc.	336	22
Berkshire Hills Bancorp Inc.	818	22
First Potomac Realty Trust	1,859	22
EVERTEC Inc.	1,008	22
BlackRock Kelso Capital Corp.	2,244	22

* Eagle Bancorp Inc.	676	22
Cass Information Systems Inc.	351	22
Lakeland Financial Corp.	572	22
Flushing Financial Corp.	1,014	22
Alexander's Inc.	68	22
Hanmi Financial Corp.	1,062	22
Apollo Commercial Real Estate Finance Inc.	1,303	22
First Merchants Corp.	1,020	22
Summit Hotel Properties Inc.	2,371	22
CoreSite Realty Corp.	662	21
Community Trust Bancorp Inc.	464	21
Stewart Information Services Corp.	663	21
Maiden Holdings Ltd.	1,662	21
WSFS Financial Corp.	277	21
Simmons First National Corp. Class A	592	21
Brookline Bancorp Inc.	2,273	21
* Global Cash Access Holdings Inc.	2,130	21
* Bancorp Inc.	1,122	21
* Piper Jaffray Cos.	537	20
* Forestar Group Inc.	1,042	20
BGC Partners Inc. Class A	3,391	20
Tompkins Financial Corp.	395	20
United Fire Group Inc.	664	20
Campus Crest Communities Inc.	1,963	20
* PICO Holdings Inc.	793	19
Kite Realty Group Trust	2,887	19
Dime Community Bancshares Inc.	1,121	19
State Bank Financial Corp.	1,058	19
GAMCO Investors Inc.	220	19
Anworth Mortgage Asset Corp.	4,136	18
StellarOne Corp.	729	18
New Mountain Finance Corp.	1,215	18
Washington Trust Bancorp Inc.	499	18
* Green Dot Corp. Class A	752	18
Cardinal Financial Corp.	1,026	18
Select Income REIT	654	18
THL Credit Inc.	1,054	18
TICC Capital Corp.	1,642	18
Universal Health Realty Income Trust	416	18
Excel Trust Inc.	1,492	17
TCP Capital Corp.	1,008	17
Medley Capital Corp.	1,206	17
Getty Realty Corp.	924	17
Lakeland Bancorp Inc.	1,346	17
RAIT Financial Trust	2,059	17
Urstadt Biddle Properties Inc. Class A	886	17
Southside Bancshares Inc.	590	17
HCI Group Inc.	328	16
FXCM Inc. Class A	979	16
First Interstate Bancsystem Inc.	573	16
* Virginia Commerce Bancorp Inc.	907	16
* Ameris Bancorp	774	16
Trico Bancshares	570	16
Capital Southwest Corp.	458	16
Chatham Lodging Trust	749	15
First Busey Corp.	2,562	15
Cedar Realty Trust Inc.	2,650	15

* Ezcorp Inc. Class A	1,310	15
* Tejon Ranch Co.	423	15
SY Bancorp Inc.	444	15
* MoneyGram International Inc.	702	15
* Capital Bank Financial Corp.	625	15
CyrusOne Inc.	711	15
United Financial Bancorp Inc.	733	14
Heartland Financial USA Inc.	483	14
Westwood Holdings Group Inc.	249	14
* DFC Global Corp.	1,411	14
AG Mortgage Investment Trust Inc.	889	14
* Cowen Group Inc. Class A	3,466	14
* Phoenix Cos. Inc.	240	14
Ashford Hospitality Trust Inc.	1,683	14
Meadowbrook Insurance Group Inc.	1,867	14
MainSource Financial Group Inc.	762	14
State Auto Financial Corp.	606	14
Dynex Capital Inc.	1,626	14
* Taylor Capital Group Inc.	545	14
Diamond Hill Investment Group Inc.	109	14
German American Bancorp Inc.	453	14
* Citizens Inc. Class A	1,530	13
Bancfirst Corp.	241	13
AmREIT Inc.	771	13
Rouse Properties Inc.	549	13
Winthrop Realty Trust	1,157	13
Financial Institutions Inc.	520	13
Western Asset Mortgage Capital Corp.	822	13
Universal Insurance Holdings Inc.	1,070	13
Union First Market Bankshares Corp.	511	13
Univest Corp. of Pennsylvania	625	13
Terreno Realty Corp.	738	13
Enterprise Financial Services Corp.	667	13
Camden National Corp.	298	13
Medallion Financial Corp.	728	13
First of Long Island Corp.	300	13
MVC Capital Inc.	881	13
Bryn Mawr Bank Corp.	418	13
* Southwest Bancorp Inc.	737	13
* HomeTrust Bancshares Inc.	763	13
Apollo Residential Mortgage Inc.	827	13
Great Southern Bancorp Inc.	413	12
* Metro Bancorp Inc.	547	12
1st Source Corp.	383	12
Hudson Valley Holding Corp.	583	12
National Western Life Insurance Co. Class A	57	12
Arlington Asset Investment Corp. Class A	456	12
Arrow Financial Corp.	429	12
First Community Bancshares Inc.	689	12
* NewStar Financial Inc.	674	12
First Bancorp	688	12
Fidus Investment Corp.	539	12
* INTL. FCStone Inc.	558	12
FBL Financial Group Inc. Class A	249	11
* Third Point Reinsurance Ltd.	681	11
* First BanCorp.	1,748	11
Central Pacific Financial Corp.	559	11

CoBiz Financial Inc.	937	11
* Gramercy Property Trust Inc.	2,050	11
* Higher One Holdings Inc.	1,120	11
National Bankshares Inc.	289	11
First Defiance Financial Corp.	406	11
Bank of Marin Bancorp	235	11
Washington Banking Co.	602	11
Baldwin & Lyons Inc.	386	11
New York Mortgage Trust Inc.	1,528	11
Rockville Financial Inc.	717	11
* OmniAmerican Bancorp Inc.	485	11
Heritage Financial Corp.	621	11
First Financial Corp.	290	11
Fidelity Southern Corp.	593	11
Peoples Bancorp Inc.	435	10
Penns Woods Bancorp Inc.	200	10
* Safeguard Scientifics Inc.	549	10
Citizens & Northern Corp.	494	10
CNB Financial Corp.	506	10
One Liberty Properties Inc.	491	10
TowneBank	663	10
* Preferred Bank	491	10
GFI Group Inc.	2,633	10
Bridge Bancorp Inc.	398	10
MetroCorp Bancshares Inc.	678	10
* Suffolk Bancorp	476	10
OneBeacon Insurance Group Ltd. Class A	608	10
Crawford & Co. Class B	928	10
Saul Centers Inc.	196	10
Republic Bancorp Inc. Class A	381	9
Gladstone Commercial Corp.	518	9
Monmouth Real Estate Investment Corp. Class A	966	9
Agree Realty Corp.	316	9
HomeStreet Inc.	432	9
* Flagstar Bancorp Inc.	496	9
MCG Capital Corp.	1,885	9
* Harbinger Group Inc.	748	9
Federal Agricultural Mortgage Corp.	254	9
* Walker & Dunlop Inc.	545	9
Whitestone REIT	659	9
* Xoom Corp.	317	9
* Customers Bancorp Inc.	499	9
Stellus Capital Investment Corp.	555	9
Horizon Bancorp	359	8
Charter Financial Corp.	777	8
Banc of California Inc.	630	8
* Blackhawk Network Holdings Inc.	345	8
Consolidated-Tomoka Land Co.	213	8
Ares Commercial Real Estate Corp.	581	8
* Beneficial Mutual Bancorp Inc.	710	7
Aviv REIT Inc.	287	7
BNC Bancorp	458	7
Bank Mutual Corp.	999	7
* Ashford Hospitality Prime Inc.	336	7
Centerstate Banks Inc.	651	7
Park Sterling Corp.	961	7
First Connecticut Bancorp Inc.	385	7

Yadkin Financial Corp.	360	6
* Ladenburg Thalmann Financial Services Inc.	2,157	6
* Rexford Industrial Realty Inc.	455	6
* American Residential Properties Inc.	342	6
Tower Group International Ltd.	1,435	6
Solar Senior Capital Ltd.	317	6
* PennyMac Financial Services Inc. Class A	320	6
Silver Bay Realty Trust Corp.	350	6
* Pacific Premier Bancorp Inc.	384	6
Meta Financial Group Inc.	138	5
Territorial Bancorp Inc.	223	5
West Bancorporation Inc.	323	5
* FBR & Co.	180	5
Armada Hoffler Properties Inc.	475	5
Pacific Continental Corp.	329	5
* NewBridge Bancorp	632	5
Sierra Bancorp	266	5
OceanFirst Financial Corp.	253	5
* Global Indemnity plc	176	5
KCAP Financial Inc.	547	5
Hannon Armstrong Sustainable Infrastructure Capital Inc.	369	5
* Franklin Financial Corp.	226	5
Independent Bank Group Inc.	95	5
Home Federal Bancorp Inc.	297	5
Manning & Napier Inc.	245	4
Kansas City Life Insurance Co.	89	4
1st United Bancorp Inc.	528	4
Oppenheimer Holdings Inc. Class A	185	4
Center Bancorp Inc.	257	4
* CU Bancorp	235	4
* Farmers Capital Bank Corp.	187	4
* AV Homes Inc.	200	4
Guaranty Bancorp	258	4
Gladstone Capital Corp.	407	4
Fox Chase Bancorp Inc.	222	4
BankFinancial Corp.	400	4
Bank of Kentucky Financial Corp.	114	4
JAVELIN Mortgage Investment Corp.	312	4
* GSV Capital Corp.	358	4
* Seacoast Banking Corp. of Florida	1,673	4
Physicians Realty Trust	316	4
Tree.com Inc.	125	4
Westfield Financial Inc.	500	4
* United Community Financial Corp.	982	4
Calamos Asset Management Inc. Class A	330	4
Heritage Commerce Corp.	439	4
* Bridge Capital Holdings	189	4
* Regional Management Corp.	106	4
* SWS Group Inc.	549	4
PennantPark Floating Rate Capital Ltd.	254	4
National Interstate Corp.	122	4
Merchants Bancshares Inc.	110	3
NGP Capital Resources Co.	447	3
Nicholas Financial Inc.	217	3
Thomas Properties Group Inc.	501	3
Ames National Corp.	149	3
Mercantile Bank Corp.	152	3

First Bancorp Inc.	186	3
* Intervest Bancshares Corp. Class A	448	3
* First Security Group Inc.	1,559	3
* Kearny Financial Corp.	311	3
MidWestOne Financial Group Inc.	116	3
MidSouth Bancorp Inc.	181	3
American National Bankshares Inc.	124	3
Gladstone Investment Corp.	416	3
* Consumer Portfolio Services Inc.	425	3
* UCP Inc.	209	3
* Heritage Oaks Bancorp	387	3
First Financial Northwest Inc.	288	3
* Sun Bancorp Inc.	838	3
C&F Financial Corp.	57	3
Eastern Insurance Holdings Inc.	125	3
* Macatawa Bank Corp.	593	3
Chemung Financial Corp.	91	3
* First NBC Bank Holding Co.	104	3
* Hallmark Financial Services Inc.	315	3
* Firsthand Technology Value Fund Inc.	140	3
Peapack Gladstone Financial Corp.	159	3
Northrim BanCorp Inc.	111	3
* Meridian Interstate Bancorp Inc.	130	3
Donegal Group Inc. Class A	175	3
Doral Financial Corp.	147	3
* Imperial Holdings Inc.	432	3
ESB Financial Corp.	190	3
LCNB Corp.	151	3
* Roma Financial Corp.	136	3
Bar Harbor Bankshares	68	3
* NASB Financial Inc.	89	3
Ellington Residential Mortgage REIT	161	3
UMH Properties Inc.	270	3
Resource America Inc. Class A	273	3
Investors Title Co.	32	3
Gain Capital Holdings Inc.	275	3
* Planet Payment Inc.	1,062	3
* BBX Capital Corp.	181	2
Access National Corp.	153	2
Independence Holding Co.	169	2
Provident Financial Holdings Inc.	161	2
* Silvercrest Asset Management Group Inc. Class A	149	2
Middleburg Financial Corp.	113	2
* Home Bancorp Inc.	123	2
Hingham Institution for Savings	29	2
* Waterstone Financial Inc.	201	2
* CommunityOne Bancorp	190	2
* Capital City Bank Group Inc.	188	2
WhiteHorse Finance Inc.	143	2
Garrison Capital Inc.	151	2
Pzena Investment Management Inc. Class A	234	2
EMC Insurance Group Inc.	70	2
ESSA Bancorp Inc.	187	2
ZAIS Financial Corp.	120	2
JMP Group Inc.	311	2
Century Bancorp Inc. Class A	58	2
* Tristate Capital Holdings Inc.	164	2

Enterprise Bancorp Inc.	94	2
Horizon Technology Finance Corp.	125	2
Clifton Savings Bancorp Inc.	133	2
* Palmetto Bancshares Inc.	112	2
Griffin Land & Nurseries Inc.	45	1
* ConnectOne Bancorp Inc.	38	1
* Hampton Roads Bankshares Inc.	843	1
* Fortegra Financial Corp.	159	1
* Health Insurance Innovations Inc. Class A	95	1
California First National Bancorp	67	1
Intersections Inc.	137	1
* Cascade Bancorp	204	1
* First Marblehead Corp.	1,138	1
RCS Capital Corp.	54	1
CIFC Corp.	70	1
* Tejon Ranch Co. Warrants Exp. 08/31/2016	64	—
* First Federal Bancshares of Arkansas Inc.	34	—
* VantageSouth Bancshares Inc.	23	—
		116,427
Health Care (12.6%)
Johnson & Johnson	85,223	8,067
Pfizer Inc.	202,919	6,439
Merck & Co. Inc.	91,616	4,565
* Gilead Sciences Inc.	46,280	3,462
Amgen Inc.	22,755	2,596
Bristol-Myers Squibb Co.	49,836	2,561
AbbVie Inc.	48,051	2,328
UnitedHealth Group Inc.	30,948	2,305
* Biogen Idec Inc.	7,203	2,096
* Celgene Corp.	12,656	2,047
Abbott Laboratories	47,297	1,806
Medtronic Inc.	30,827	1,767
* Express Scripts Holding Co.	24,805	1,671
Eli Lilly & Co.	30,076	1,510
McKesson Corp.	6,876	1,141
Baxter International Inc.	16,443	1,126
Thermo Fisher Scientific Inc.	10,890	1,098
Covidien plc	14,275	974
Allergan Inc.	8,993	873
* Actavis plc	5,263	858
WellPoint Inc.	9,114	847
Aetna Inc.	11,477	791
Cigna Corp.	8,657	757
Stryker Corp.	10,070	749
* Alexion Pharmaceuticals Inc.	5,921	737
* Regeneron Pharmaceuticals Inc.	2,430	714
Cardinal Health Inc.	10,371	670
Becton Dickinson and Co.	5,894	640
* Cerner Corp.	8,998	517
* Mylan Inc.	11,563	510
St. Jude Medical Inc.	8,598	502
Humana Inc.	4,779	497
AmerisourceBergen Corp. Class A	7,006	494
* Vertex Pharmaceuticals Inc.	7,064	490
* Boston Scientific Corp.	40,932	474
Zoetis Inc.	15,169	473
Zimmer Holdings Inc.	5,109	467

Perrigo Co.	2,854	445
* Intuitive Surgical Inc.	1,155	435
* Forest Laboratories Inc.	8,091	415
* Life Technologies Corp.	5,221	395
HCA Holdings Inc.	8,120	377
* Illumina Inc.	3,774	370
CR Bard Inc.	2,442	339
* DaVita HealthCare Partners Inc.	5,589	333
* Henry Schein Inc.	2,644	301
Quest Diagnostics Inc.	4,795	292
* Laboratory Corp. of America Holdings	2,819	287
* BioMarin Pharmaceutical Inc.	4,057	286
* Catamaran Corp.	6,248	285
* CareFusion Corp.	6,670	266
* Varian Medical Systems Inc.	3,290	257
* Endo Health Solutions Inc.	3,406	229
Universal Health Services Inc. Class B	2,753	227
* Edwards Lifesciences Corp.	3,428	225
* Pharmacyclics Inc.	1,774	221
ResMed Inc.	4,323	211
DENTSPLY International Inc.	4,348	207
* Hospira Inc.	5,022	197
Cooper Cos. Inc.	1,466	193
* Jazz Pharmaceuticals plc	1,574	184
* Hologic Inc.	8,171	183
Omnicare Inc.	3,184	182
* IDEXX Laboratories Inc.	1,643	171
* MEDNAX Inc.	1,524	169
* QIAGEN NV	7,101	165
* Salix Pharmaceuticals Ltd.	1,861	158
* Alkermes plc	3,853	156
* athenahealth Inc.	1,126	148
* Incyte Corp. Ltd.	3,132	146
* Medivation Inc.	2,308	145
* Covance Inc.	1,709	144
* Tenet Healthcare Corp.	3,189	138
* Cubist Pharmaceuticals Inc.	1,998	137
* Isis Pharmaceuticals Inc.	3,481	135
* United Therapeutics Corp.	1,439	133
PerkinElmer Inc.	3,462	132
* Seattle Genetics Inc.	3,076	126
* Align Technology Inc.	2,247	123
Teleflex Inc.	1,229	121
* Sirona Dental Systems Inc.	1,710	118
Community Health Systems Inc.	2,790	115
* Alnylam Pharmaceuticals Inc.	1,768	108
Patterson Cos. Inc.	2,592	108
West Pharmaceutical Services Inc.	2,080	104
* Health Management Associates Inc. Class A	7,902	103
* Team Health Holdings Inc.	2,137	100
* Centene Corp.	1,657	99
* WellCare Health Plans Inc.	1,312	97
* ViroPharma Inc.	1,955	97
Techne Corp.	1,121	96
HealthSouth Corp.	2,647	95
* Medidata Solutions Inc.	792	94
* Cepheid Inc.	2,034	92

* Mallinckrodt plc	1,732	90
Questcor Pharmaceuticals Inc.	1,538	89
* Brookdale Senior Living Inc. Class A	3,007	88
* Theravance Inc.	2,314	87
* Alere Inc.	2,554	84
* VCA Antech Inc.	2,787	83
STERIS Corp.	1,797	83
* Allscripts Healthcare Solutions Inc.	5,417	81
* NPS Pharmaceuticals Inc.	3,049	81
* Bio-Rad Laboratories Inc. Class A	636	78
Hill-Rom Holdings Inc.	1,815	75
* Charles River Laboratories International Inc.	1,439	75
* Health Net Inc.	2,414	74
* DexCom Inc.	2,211	73
* LifePoint Hospitals Inc.	1,414	72
Owens & Minor Inc.	1,882	72
* Celldex Therapeutics Inc.	2,566	71
* Myriad Genetics Inc.	2,386	71
* MWI Veterinary Supply Inc.	386	70
* Medicines Co.	1,905	70
* PAREXEL International Corp.	1,683	69
Air Methods Corp.	1,238	69
* Thoratec Corp.	1,727	68
* Bruker Corp.	3,365	65
* Haemonetics Corp.	1,516	64
* Insulet Corp.	1,692	63
* Aegerion Pharmaceuticals Inc.	878	62
* HMS Holdings Corp.	2,593	59
* Opko Health Inc.	5,613	59
* Prestige Brands Holdings Inc.	1,621	57
* Cyberonics Inc.	826	57
* Neogen Corp.	1,060	54
* Santarus Inc.	1,648	53
* Magellan Health Services Inc.	858	53
* Acadia Healthcare Co. Inc.	1,090	50
* HeartWare International Inc.	520	50
* Impax Laboratories Inc.	2,060	50
* NuVasive Inc.	1,417	47
* Amsurg Corp. Class A	974	47
* ACADIA Pharmaceuticals Inc.	1,989	46
Chemed Corp.	593	46
* Acorda Therapeutics Inc.	1,314	46
* Nektar Therapeutics	3,575	45
* Pacira Pharmaceuticals Inc.	812	45
* Masimo Corp.	1,547	44
* Akorn Inc.	1,712	44
PDL BioPharma Inc.	4,439	43
* Hanger Inc.	1,075	42
* Arena Pharmaceuticals Inc.	6,306	41
* Halozyme Therapeutics Inc.	2,744	41
* MAKO Surgical Corp.	1,336	40
* WebMD Health Corp.	1,032	40
* ImmunoGen Inc.	2,667	39
* Envision Healthcare Holdings Inc.	1,298	38
* Synageva BioPharma Corp.	635	38
* Wright Medical Group Inc.	1,282	38
* MedAssets Inc.	1,771	38

Analogic Corp.	394	38
Cantel Medical Corp.	958	36
* Endologix Inc.	1,996	36
* ABIOMED Inc.	1,224	35
* ArthroCare Corp.	924	35
* Volcano Corp.	1,518	35
CONMED Corp.	835	34
Meridian Bioscience Inc.	1,378	34
* Keryx Biopharmaceuticals Inc.	2,433	34
* Puma Biotechnology Inc.	662	33
* Globus Medical Inc.	1,693	33
* InterMune Inc.	2,283	32
* Exelixis Inc.	5,395	31
* IPC The Hospitalist Co. Inc.	498	31
* Ligand Pharmaceuticals Inc. Class B	540	30
* Greatbatch Inc.	732	30
* Spectranetics Corp.	1,274	30
* Quintiles Transnational Holdings Inc.	681	29
* Ironwood Pharmaceuticals Inc. Class A	2,551	29
* ExamWorks Group Inc.	967	29
Kindred Healthcare Inc.	1,681	28
* Auxilium Pharmaceuticals Inc.	1,383	28
* Dyax Corp.	3,319	28
* Vivus Inc.	2,793	28
* Emeritus Corp.	1,217	27
* Integra LifeSciences Holdings Corp.	586	27
* Molina Healthcare Inc.	809	27
Quality Systems Inc.	1,154	27
* Clovis Oncology Inc.	444	27
* Fluidigm Corp.	803	26
Ensign Group Inc.	563	25
* Ariad Pharmaceuticals Inc.	5,238	25
* MannKind Corp.	5,059	25
* Omnicell Inc.	1,028	25
* Luminex Corp.	1,269	25
* Momenta Pharmaceuticals Inc.	1,391	25
* Raptor Pharmaceutical Corp.	1,778	25
* ICU Medical Inc.	371	24
* Novavax Inc.	6,492	24
* Infinity Pharmaceuticals Inc.	1,627	24
* Natus Medical Inc.	1,023	24
* Exact Sciences Corp.	1,893	23
* PharMerica Corp.	1,022	23
Invacare Corp.	1,019	23
* Bio-Reference Labs Inc.	776	23
* Merit Medical Systems Inc.	1,382	23
Computer Programs & Systems Inc.	366	23
* Array BioPharma Inc.	3,936	23
* Geron Corp.	4,109	22
* Quidel Corp.	846	21
* Cardiovascular Systems Inc.	640	21
Abaxis Inc.	589	21
* Sangamo Biosciences Inc.	1,729	21
* Emergent Biosolutions Inc.	937	21
* Accuray Inc.	2,619	21
National Healthcare Corp.	365	20
* Affymetrix Inc.	2,388	20

	Spectrum Pharmaceuticals Inc.	2,091	20
*	Rockwell Medical Inc.	1,369	20
*	AVANIR Pharmaceuticals Inc.	4,469	20
*	Capital Senior Living Corp.	884	20
*	Genomic Health Inc.	556	20
*	Cambrex Corp.	973	19
*	Orexigen Therapeutics Inc.	2,757	19
*	Neurocrine Biosciences Inc.	1,901	19
	Landauer Inc.	347	18
*	Corvel Corp.	395	18
*	Accelrys Inc.	1,877	18
*	AMN Healthcare Services Inc.	1,312	18
*	Idenix Pharmaceuticals Inc.	3,376	18
*	Sarepta Therapeutics Inc.	971	18
*	Insmed Inc.	1,100	18
*	Unilife Corp.	3,989	18
*	Cadence Pharmaceuticals Inc.	1,916	17
*	Lexicon Pharmaceuticals Inc.	7,137	17
*	Antares Pharma Inc.	4,227	17
*	Lannett Co. Inc.	551	16
*	Galena Biopharma Inc.	4,045	16
*	NxStage Medical Inc.	1,589	16
*	Accretive Health Inc.	1,896	16
*	Sagent Pharmaceuticals Inc.	706	16
	Hi-Tech Pharmacal Co. Inc.	369	16
*	TherapeuticsMD Inc.	3,246	16
*	Staar Surgical Co.	1,224	15
*	Orthofix International NV	711	15
*	NewLink Genetics Corp.	675	15
*	Cynosure Inc. Class A	584	15
*	Repligen Corp.	1,118	15
	US Physical Therapy Inc.	446	15
	Atrion Corp.	53	15
*	Horizon Pharma Inc.	2,063	15
*	GenMark Diagnostics Inc.	1,237	15
*	Cerus Corp.	2,195	15
*	Prothena Corp. plc	519	15
*	Healthways Inc.	1,032	14
*	Anika Therapeutics Inc.	417	14
*	Tornier NV	771	14
*	AngioDynamics Inc.	890	14
*,^ Dendreon Corp.		4,618	14
*	Gentiva Health Services Inc.	1,103	14
	Select Medical Holdings Corp.	1,572	14
*	AMAG Pharmaceuticals Inc.	543	13
*	MiMedx Group Inc.	2,103	13
*	TESARO Inc.	337	13
*	Triple-S Management Corp. Class B	637	13
*	Anacor Pharmaceuticals Inc.	916	13
*	Depomed Inc.	1,428	13
*	Amedisys Inc.	772	13
*	Vascular Solutions Inc.	600	13
*	KYTHERA Biopharmaceuticals Inc.	316	12
	CryoLife Inc.	1,091	12
*	AtriCure Inc.	767	12
*	SurModics Inc.	496	12
*	Vanda Pharmaceuticals Inc.	987	12

* Repros Therapeutics Inc.	667	11
* Zeltiq Aesthetics Inc.	648	11
* Endocyte Inc.	955	11
* Intercept Pharmaceuticals Inc.	208	11
* Immunomedics Inc.	2,443	11
* Zogenix Inc.	3,183	10
* Synergy Pharmaceuticals Inc.	2,218	10
* BioScrip Inc.	1,405	10
* Ampio Pharmaceuticals Inc.	1,200	10
* Sciclone Pharmaceuticals Inc.	1,923	9
* LHC Group Inc.	388	9
* Cempra Inc.	702	9
* Curis Inc.	2,828	9
* Progenics Pharmaceuticals Inc.	1,743	9
* Merrimack Pharmaceuticals Inc.	2,265	9
* Symmetry Medical Inc.	909	9
* OraSure Technologies Inc.	1,422	9
* Omeros Corp.	1,076	9
* Hyperion Therapeutics Inc.	309	8
* Achillion Pharmaceuticals Inc.	2,238	8
* Dynavax Technologies Corp.	4,247	8
Universal American Corp.	963	7
* Sequenom Inc.	2,740	7
* Furiex Pharmaceuticals Inc.	160	7
* Providence Service Corp.	259	7
* Intrexon Corp.	309	7
* Albany Molecular Research Inc.	581	7
* XOMA Corp.	1,412	7
* Chelsea Therapeutics International Ltd.	1,676	6
* Supernus Pharmaceuticals Inc.	849	6
* Portola Pharmaceuticals Inc.	242	6
* Osiris Therapeutics Inc.	339	6
* TearLab Corp.	636	6
* Verastem Inc.	560	6
* Insys Therapeutics Inc.	127	6
* Merge Healthcare Inc.	2,359	6
* Cell Therapeutics Inc.	2,813	5
* Rigel Pharmaceuticals Inc.	2,047	5
* ZIOPHARM Oncology Inc.	1,286	5
* AcelRx Pharmaceuticals Inc.	520	5
* Stemline Therapeutics Inc.	229	5
* Peregrine Pharmaceuticals Inc.	3,412	5
* Synta Pharmaceuticals Corp.	859	4
* Chindex International Inc.	254	4
* Exactech Inc.	172	4
* XenoPort Inc.	788	4
* Pozen Inc.	522	4
* PTC Therapeutics Inc.	259	4
* Cytokinetics Inc.	617	4
* Threshold Pharmaceuticals Inc.	808	4
* Addus HomeCare Corp.	137	4
* Five Star Quality Care Inc.	782	4
* Bluebird Bio Inc.	184	4
* Navidea Biopharmaceuticals Inc.	2,299	4
* Alliance HealthCare Services Inc.	125	4
* Pacific Biosciences of California Inc.	846	4
* Aratana Therapeutics Inc.	178	4

Almost Family Inc.	126	4
* Accelerate Diagnostics Inc.	258	4
* Cutera Inc.	367	3
* Chimerix Inc.	212	3
* Tetraphase Pharmaceuticals Inc.	288	3
* Receptos Inc.	145	3
* RTI Surgical Inc.	1,058	3
Utah Medical Products Inc.	61	3
* Agios Pharmaceuticals Inc.	184	3
* ChemoCentryx Inc.	619	3
* Cross Country Healthcare Inc.	416	3
* Medical Action Industries Inc.	364	3
* Epizyme Inc.	149	3
* Sunesis Pharmaceuticals Inc.	590	3
* SIGA Technologies Inc.	840	3
* Cytori Therapeutics Inc.	1,062	3
* NeoGenomics Inc.	821	3
* Arqule Inc.	1,150	3
* Corcept Therapeutics Inc.	1,244	3
* Durata Therapeutics Inc.	215	3
* National Research Corp. Class A	141	3
* OncoGenex Pharmaceutical Inc.	298	3
* Enanta Pharmaceuticals Inc.	91	2
* Nanosphere Inc.	1,038	2
* Onconova Therapeutics Inc.	161	2
* Targacept Inc.	398	2
* Cornerstone Therapeutics Inc.	238	2
* AVEO Pharmaceuticals Inc.	1,057	2
* Solta Medical Inc.	1,120	2
* OvaScience Inc.	224	2
* Derma Sciences Inc.	183	2
* BioDelivery Sciences International Inc.	440	2
* Sucampo Pharmaceuticals Inc. Class A	272	2
* MEI Pharma Inc.	240	2
* Alphatec Holdings Inc.	924	2
* Biotime Inc.	445	2
* Vical Inc.	1,523	2
* Harvard Bioscience Inc.	387	2
* Fibrocell Science Inc.	422	2
* Coronado Biosciences Inc.	1,054	2
* OncoMed Pharmaceuticals Inc.	127	2
* Cellular Dynamics International Inc.	103	2
* Cubist Pharmaceutic-CVR	955	2
* Skilled Healthcare Group Inc.	302	2
* Regulus Therapeutics Inc.	246	2
* Tandem Diabetes Care Inc.	70	2
* Esperion Therapeutics Inc.	123	1
* Karyopharm Therapeutics Inc.	88	1
* Biolase Inc.	801	1
* TG Therapeutics Inc.	318	1
* Amicus Therapeutics Inc.	526	1
Enzon Pharmaceuticals Inc.	747	1
* Alimera Sciences Inc.	424	1
* Conatus Pharmaceuticals Inc.	163	1
* KaloBios Pharmaceuticals Inc.	187	1
* National Research Corp. Class B	23	1
* USMD Holdings Inc.	28	1

* GTx Inc.	401	1
* Harvard Apparatus Regenerative Technology Inc.	96	1
* Pernix Therapeutics Holdings	145	—
		77,205
Materials & Processing (4.5%)
Monsanto Co.	16,197	1,836
EI du Pont de Nemours & Co.	27,928	1,714
Dow Chemical Co.	36,700	1,433
Precision Castparts Corp.	4,440	1,147
Praxair Inc.	8,974	1,133
Freeport-McMoRan Copper & Gold Inc.	31,382	1,089
LyondellBasell Industries NV Class A	12,317	951
Ecolab Inc.	7,956	853
PPG Industries Inc.	4,328	797
Air Products & Chemicals Inc.	6,321	688
Ingersoll-Rand plc	9,069	648
International Paper Co.	13,497	630
Nucor Corp.	9,642	492
Sherwin-Williams Co.	2,688	492
Mosaic Co.	9,105	436
Fastenal Co.	9,001	419
CF Industries Holdings Inc.	1,799	391
Newmont Mining Corp.	14,937	371
Eastman Chemical Co.	4,699	362
Sigma-Aldrich Corp.	3,651	315
Alcoa Inc.	32,446	312
FMC Corp.	4,131	301
Celanese Corp. Class A	4,844	272
Masco Corp.	10,828	243
Ball Corp.	4,514	226
Vulcan Materials Co.	3,943	222
* WR Grace & Co.	2,304	221
International Flavors & Fragrances Inc.	2,473	218
Ashland Inc.	2,398	218
Airgas Inc.	1,988	216
Rock Tenn Co. Class A	2,183	206
* Crown Holdings Inc.	4,365	193
Valspar Corp.	2,704	191
Sealed Air Corp.	5,942	191
MeadWestvaco Corp.	5,369	188
Packaging Corp. of America	2,976	182
Reliance Steel & Aluminum Co.	2,327	171
Albemarle Corp.	2,485	171
* Owens-Illinois Inc.	4,991	165
Rockwood Holdings Inc.	2,357	161
RPM International Inc.	4,021	159
* Owens Corning	3,632	142
Timken Co.	2,677	139
Martin Marietta Materials Inc.	1,413	136
Huntsman Corp.	5,950	136
Acuity Brands Inc.	1,320	135
Aptargroup Inc.	2,040	132
* Hexcel Corp.	2,983	131
Lennox International Inc.	1,546	127
Sonoco Products Co.	3,104	124
Bemis Co. Inc.	3,156	123
Steel Dynamics Inc.	6,751	123

Southern Copper Corp.	4,833	121
United States Steel Corp.	4,484	120
Eagle Materials Inc.	1,523	119
Cliffs Natural Resources Inc.	4,687	117
Valmont Industries Inc.	799	116
Allegheny Technologies Inc.	3,328	111
Cytec Industries Inc.	1,096	98
Cabot Corp.	1,988	97
PolyOne Corp.	2,984	97
Axiall Corp.	2,131	97
NewMarket Corp.	296	96
CLARCOR Inc.	1,514	92
Belden Inc.	1,306	91
Royal Gold Inc.	1,941	87
Domtar Corp.	997	85
Carpenter Technology Corp.	1,410	85
* Chemtura Corp.	2,925	77
HB Fuller Co.	1,496	77
* MRC Global Inc.	2,496	76
Scotts Miracle-Gro Co. Class A	1,267	74
Watsco Inc.	769	74
Sensient Technologies Corp.	1,487	73
Compass Minerals International Inc.	1,020	73
* Louisiana-Pacific Corp.	4,342	71
Commercial Metals Co.	3,621	70
Worthington Industries Inc.	1,665	70
Westlake Chemical Corp.	620	70
KapStone Paper and Packaging Corp.	1,221	65
Silgan Holdings Inc.	1,346	63
* USG Corp.	2,256	62
Minerals Technologies Inc.	1,034	61
Olin Corp.	2,473	61
* Graphic Packaging Holding Co.	6,658	60
* Beacon Roofing Supply Inc.	1,510	56
* Polypore International Inc.	1,457	55
Greif Inc. Class A	974	54
Balchem Corp.	865	51
Mueller Industries Inc.	812	50
Schweitzer-Mauduit International Inc.	945	49
* Tahoe Resources Inc.	2,703	48
* RBC Bearings Inc.	693	47
Simpson Manufacturing Co. Inc.	1,282	47
* Armstrong World Industries Inc.	807	43
* Stillwater Mining Co.	3,780	42
* Trex Co. Inc.	561	41
Mueller Water Products Inc. Class A	4,530	39
Interface Inc. Class A	1,843	37
* Coeur Mining Inc.	3,339	37
* Texas Industries Inc.	630	37
* Berry Plastics Group Inc.	1,682	36
Kaiser Aluminum Corp.	533	36
* Resolute Forest Products Inc.	2,206	36
Stepan Co.	545	35
Innophos Holdings Inc.	711	34
PH Glatfelter Co.	1,200	34
* Clearwater Paper Corp.	633	33
* Calgon Carbon Corp.	1,577	33

Globe Specialty Metals Inc.	1,832	33
Innospec Inc.	652	32
Apogee Enterprises Inc.	868	31
Quaker Chemical Corp.	383	31
* Cabot Microelectronics Corp.	685	31
* RTI International Metals Inc.	880	31
Universal Forest Products Inc.	585	30
* OM Group Inc.	910	30
Hecla Mining Co.	10,145	30
A Schulman Inc.	873	30
Koppers Holdings Inc.	614	29
* Ferro Corp.	2,081	29
AAON Inc.	840	26
Comfort Systems USA Inc.	1,214	25
US Silica Holdings Inc.	717	25
* AK Steel Holding Corp.	4,318	24
Schnitzer Steel Industries Inc.	792	24
Intrepid Potash Inc.	1,540	24
* Rexnord Corp.	971	24
AMCOL International Corp.	757	24
* Kraton Performance Polymers Inc.	1,004	23
* Headwaters Inc.	2,385	23
Neenah Paper Inc.	537	23
American Vanguard Corp.	773	22
* Horsehead Holding Corp.	1,480	22
Deltic Timber Corp.	344	22
Haynes International Inc.	397	22
Quanex Building Products Corp.	1,165	21
* Molycorp Inc.	4,338	21
* Nortek Inc.	275	20
* LSB Industries Inc.	617	20
Griffon Corp.	1,522	20
Aceto Corp.	905	19
Tredegar Corp.	744	19
Wausau Paper Corp.	1,588	19
* Gibraltar Industries Inc.	1,067	19
Materion Corp.	650	19
LB Foster Co. Class A	356	17
* Zoltek Cos. Inc.	946	16
Zep Inc.	786	15
* Unifi Inc.	531	15
Myers Industries Inc.	725	15
* OMNOVA Solutions Inc.	1,610	14
* Northwest Pipe Co.	343	13
Kronos Worldwide Inc.	782	13
* NCI Building Systems Inc.	762	13
FutureFuel Corp.	717	12
* Landec Corp.	1,020	12
Hawkins Inc.	309	12
Dynamic Materials Corp.	516	12
* Builders FirstSource Inc.	1,634	11
* Century Aluminum Co.	1,239	11
* PGT Inc.	1,093	11
Rentech Inc.	5,281	10
Insteel Industries Inc.	470	9
* Patrick Industries Inc.	295	9
* Taminco Corp.	394	8

* Allied Nevada Gold Corp.	2,490	8
* US Concrete Inc.	336	8
* Boise Cascade Co.	291	7
NN Inc.	359	7
* Ply Gem Holdings Inc.	393	7
Gold Resource Corp.	1,259	6
* American Pacific Corp.	149	6
Olympic Steel Inc.	185	5
* Universal Stainless & Alloy Products Inc.	125	5
* AEP Industries Inc.	83	4
* Stock Building Supply Holdings Inc.	217	4
* Ur-Energy Inc.	3,032	4
Oil-Dri Corp. of America	86	3
Culp Inc.	170	3
LSI Industries Inc.	387	3
Global Brass & Copper Holdings Inc.	202	3
* Paramount Gold and Silver Corp.	2,818	3
Ampco-Pittsburgh Corp.	173	3
Chase Corp.	99	3
* UFP Technologies Inc.	116	3
KMG Chemicals Inc.	163	3
* Penford Corp.	240	3
* Uranium Energy Corp.	1,375	3
Shiloh Industries Inc.	109	3
* United States Lime & Minerals Inc.	43	2
* Handy & Harman Ltd.	98	2
* Midway Gold Corp.	2,646	2
* Marrone Bio Innovations Inc.	148	2
* Omega Flex Inc.	94	2
NL Industries Inc.	145	2
* General Moly Inc.	1,299	2
Noranda Aluminum Holding Corp.	549	2
* BlueLinx Holdings Inc.	440	1
Compx International Inc.	7	—
		27,177
Other (0.0%)
* Brixmor Property Group Inc.	617	13
* Antero Resources Corp.	99	5
* RE/MAX Holdings Inc.	105	3
* SFX Entertainment Inc.	147	2
* Springleaf Holdings Inc.	71	2
* Surgical Care Affiliates Inc.	53	2
* Burlington Stores Inc.	59	2
* MacroGenics Inc.	50	1
* Veeva Systems Inc. Class A	27	1
* Veracyte Inc.	26	—
* Potbelly Corp.	16	—
		31
Producer Durables (11.7%)
General Electric Co.	313,722	8,364
United Technologies Corp.	27,892	3,092
Boeing Co.	23,019	3,090
3M Co.	20,941	2,796
Union Pacific Corp.	14,163	2,295
United Parcel Service Inc. Class B	21,978	2,250
Honeywell International Inc.	23,872	2,113

Caterpillar Inc.	19,955	1,688
Accenture plc Class A	19,499	1,511
Emerson Electric Co.	21,811	1,461
Danaher Corp.	18,163	1,359
FedEx Corp.	9,614	1,333
Automatic Data Processing Inc.	14,722	1,178
Lockheed Martin Corp.	7,877	1,116
Eaton Corp. plc	14,354	1,043
Deere & Co.	11,774	992
Illinois Tool Works Inc.	11,460	912
Raytheon Co.	9,849	873
CSX Corp.	31,007	846
Norfolk Southern Corp.	9,560	838
General Dynamics Corp.	9,063	831
Cummins Inc.	5,757	762
Northrop Grumman Corp.	6,736	759
Delta Air Lines Inc.	25,985	753
Waste Management Inc.	14,170	647
PACCAR Inc.	10,732	615
Agilent Technologies Inc.	10,533	564
Parker Hannifin Corp.	4,529	534
Rockwell Automation Inc.	4,238	481
Dover Corp.	5,192	471
WW Grainger Inc.	1,790	462
Pentair Ltd.	6,199	438
Paychex Inc.	9,871	432
Xerox Corp.	37,255	424
* United Continental Holdings Inc.	10,799	424
Southwest Airlines Co.	21,915	407
Kansas City Southern	3,343	405
Stanley Black & Decker Inc.	4,913	400
Roper Industries Inc.	3,005	390
Fluor Corp.	4,942	385
AMETEK Inc.	7,389	364
Flowserve Corp.	4,339	310
* Stericycle Inc.	2,618	308
Rockwell Collins Inc.	4,117	299
* Verisk Analytics Inc. Class A	4,593	299
Republic Services Inc. Class A	8,204	286
CH Robinson Worldwide Inc.	4,872	286
Pall Corp.	3,377	283
L-3 Communications Holdings Inc.	2,731	283
Textron Inc.	8,431	280
Expeditors International of Washington Inc.	6,269	272
ADT Corp.	6,639	269
* B/E Aerospace Inc.	2,996	261
* Waters Corp.	2,600	259
TransDigm Group Inc.	1,590	249
* Trimble Navigation Ltd.	7,761	248
* Jacobs Engineering Group Inc.	3,969	237
Chicago Bridge & Iron Co. NV	3,052	234
* IHS Inc. Class A	1,995	228
* Mettler-Toledo International Inc.	916	226
Towers Watson & Co. Class A	1,978	223
JB Hunt Transport Services Inc.	2,775	209
Wabtec Corp.	2,919	201
* United Rentals Inc.	2,860	197

Hubbell Inc. Class B	1,801	194
Xylem Inc.	5,622	194
* Quanta Services Inc.	6,343	188
Snap-on Inc.	1,769	188
Manpowergroup Inc.	2,341	187
Donaldson Co. Inc.	4,454	186
Joy Global Inc.	3,225	182
Lincoln Electric Holdings Inc.	2,521	180
IDEX Corp.	2,495	178
Cintas Corp.	3,143	174
AGCO Corp.	2,953	172
Alaska Air Group Inc.	2,134	166
Robert Half International Inc.	4,263	165
Waste Connections Inc.	3,747	165
* Kirby Corp.	1,724	163
* CoStar Group Inc.	870	162
Copa Holdings SA Class A	1,011	153
KBR Inc.	4,490	152
* Colfax Corp.	2,613	152
Avery Dennison Corp.	3,046	149
Iron Mountain Inc.	5,202	146
Graco Inc.	1,866	144
Carlisle Cos. Inc.	1,951	143
Nordson Corp.	1,959	141
Pitney Bowes Inc.	5,994	139
* US Airways Group Inc.	5,850	137
SPX Corp.	1,442	136
Oshkosh Corp.	2,689	131
FLIR Systems Inc.	4,392	130
AO Smith Corp.	2,396	130
* Genesee & Wyoming Inc. Class A	1,342	129
Huntington Ingalls Industries Inc.	1,540	127
Trinity Industries Inc.	2,422	126
* Middleby Corp.	561	124
* Terex Corp.	3,293	120
Alliant Techsystems Inc.	977	118
URS Corp.	2,248	117
* Copart Inc.	3,389	117
* Spirit Aerosystems Holdings Inc. Class A	3,573	117
Kennametal Inc.	2,427	115
* WESCO International Inc.	1,339	115
Triumph Group Inc.	1,540	114
HEICO Corp.	1,975	113
Babcock & Wilcox Co.	3,462	112
Ryder System Inc.	1,605	112
ITT Corp.	2,728	111
* Old Dominion Freight Line Inc.	2,119	109
MSC Industrial Direct Co. Inc. Class A	1,418	109
Toro Co.	1,762	109
* Teledyne Technologies Inc.	1,159	107
EnerSys Inc.	1,461	104
RR Donnelley & Sons Co.	5,507	102
Exelis Inc.	5,709	101
Regal-Beloit Corp.	1,333	98
* Clean Harbors Inc.	1,842	97
* Moog Inc. Class A	1,405	96
National Instruments Corp.	3,012	94

MAXIMUS Inc.	2,041	93
* Genpact Ltd.	5,135	92
Crane Co.	1,456	91
Woodward Inc.	2,106	90
* AECOM Technology Corp.	3,087	90
Bristow Group Inc.	1,109	89
Actuant Corp. Class A	2,247	88
* Chart Industries Inc.	900	88
Tidewater Inc.	1,519	87
* Esterline Technologies Corp.	972	86
* Spirit Airlines Inc.	1,833	84
Manitowoc Co. Inc.	4,081	84
Generac Holdings Inc.	1,559	83
Landstar System Inc.	1,456	82
EMCOR Group Inc.	2,042	81
* Zebra Technologies Corp.	1,500	78
Curtiss-Wright Corp.	1,461	77
Deluxe Corp.	1,524	76
Corporate Executive Board Co.	1,013	75
* Darling International Inc.	3,458	72
Lexmark International Inc. Class A	1,980	70
Con-way Inc.	1,680	70
* Navistar International Corp.	1,724	69
* Advisory Board Co.	1,064	69
GATX Corp.	1,366	69
Air Lease Corp. Class A	2,066	65
Harsco Corp.	2,446	64
Franklin Electric Co. Inc.	1,437	64
Applied Industrial Technologies Inc.	1,305	63
Convergys Corp.	3,046	63
Scorpio Tankers Inc.	5,419	62
* Swift Transportation Co.	2,671	62
* JetBlue Airways Corp.	6,889	61
Covanta Holding Corp.	3,261	58
* Electronics For Imaging Inc.	1,468	58
TAL International Group Inc.	1,063	58
Barnes Group Inc.	1,589	58
Healthcare Services Group Inc.	1,978	57
* MasTec Inc.	1,774	56
Littelfuse Inc.	637	55
Herman Miller Inc.	1,728	55
* FTI Consulting Inc.	1,227	55
United Stationers Inc.	1,220	55
* Tetra Tech Inc.	1,868	53
HNI Corp.	1,345	53
Rollins Inc.	1,871	53
Watts Water Technologies Inc. Class A	870	52
* Trimas Corp.	1,424	52
Brink's Co.	1,476	50
Teekay Corp.	1,108	49
* Itron Inc.	1,137	48
* Allegiant Travel Co. Class A	434	48
* OSI Systems Inc.	626	48
* Mobile Mini Inc.	1,158	47
UniFirst Corp.	456	47
Brady Corp. Class A	1,463	46
* On Assignment Inc.	1,326	45

Raven Industries Inc.	1,115	45
ABM Industries Inc.	1,607	45
* Orbital Sciences Corp.	1,899	45
* PHH Corp.	1,819	44
* Hub Group Inc. Class A	1,158	44
Mine Safety Appliances Co.	874	44
General Cable Corp.	1,463	43
* WageWorks Inc.	741	42
UTi Worldwide Inc.	2,633	42
Gulfmark Offshore Inc.	836	41
* HD Supply Holdings Inc.	1,949	41
CIRCOR International Inc.	510	40
Steelcase Inc. Class A	2,435	40
* Huron Consulting Group Inc.	668	40
* Ascent Capital Group Inc. Class A	460	40
Granite Construction Inc.	1,261	39
AZZ Inc.	797	39
G&K Services Inc. Class A	641	39
Aircastle Ltd.	2,062	39
* EnPro Industries Inc.	679	38
* GrafTech International Ltd.	3,312	38
* Proto Labs Inc.	505	38
Forward Air Corp.	860	37
AAR Corp.	1,154	36
Tennant Co.	541	35
Kaman Corp.	882	35
Matson Inc.	1,398	35
Werner Enterprises Inc.	1,431	34
Cubic Corp.	612	34
* Korn/Ferry International	1,400	32
MTS Systems Corp.	462	32
* GenCorp Inc.	1,729	32
Exponent Inc.	403	31
Titan International Inc.	1,795	31
* Navigant Consulting Inc.	1,577	31
Ship Finance International Ltd.	1,810	31
Allison Transmission Holdings Inc.	1,123	31
* Federal Signal Corp.	1,928	30
ESCO Technologies Inc.	884	30
* FARO Technologies Inc.	539	29
Albany International Corp.	798	29
* TrueBlue Inc.	1,143	29
Knight Transportation Inc.	1,623	29
Encore Wire Corp.	576	29
* Rush Enterprises Inc. Class A	982	29
McGrath RentCorp	738	29
* Dycom Industries Inc.	1,006	28
* DXP Enterprises Inc.	290	28
Briggs & Stratton Corp.	1,403	28
Sun Hydraulics Corp.	659	28
Lindsay Corp.	370	28
* Wesco Aircraft Holdings Inc.	1,353	28
* ExlService Holdings Inc.	1,071	28
* Atlas Air Worldwide Holdings Inc.	734	28
Heartland Express Inc.	1,532	28
* Sykes Enterprises Inc.	1,255	28
Primoris Services Corp.	966	28

SkyWest Inc.	1,633	28
* Saia Inc.	787	27
Textainer Group Holdings Ltd.	699	27
* Advanced Energy Industries Inc.	1,135	27
* Taser International Inc.	1,565	27
Hyster-Yale Materials Handling Inc.	322	27
* Tutor Perini Corp.	1,091	27
Arkansas Best Corp.	814	26
John Bean Technologies Corp.	896	26
* Thermon Group Holdings Inc.	910	26
* Measurement Specialties Inc.	466	26
* H&E Equipment Services Inc.	903	26
Knoll Inc.	1,436	25
Badger Meter Inc.	457	25
* Wabash National Corp.	2,058	25
Altra Holdings Inc.	816	25
* Greenbrier Cos. Inc.	792	25
* Team Inc.	592	24
Insperity Inc.	685	24
* Aegion Corp. Class A	1,097	24
* ICF International Inc.	655	24
US Ecology Inc.	612	24
Standex International Corp.	396	23
Astec Industries Inc.	627	23
* Blount International Inc.	1,583	23
* Monster Worldwide Inc.	3,944	22
Gorman-Rupp Co.	523	22
* Astronics Corp.	400	21
* ACCO Brands Corp.	3,410	21
Quad/Graphics Inc.	775	20
* Aerovironment Inc.	655	20
Kelly Services Inc. Class A	849	20
Powell Industries Inc.	287	20
* Advanced Emissions Solutions Inc.	339	20
Resources Connection Inc.	1,358	19
* Modine Manufacturing Co.	1,453	19
Barrett Business Services Inc.	227	19
* XPO Logistics Inc.	834	19
* MYR Group Inc.	738	19
Forrester Research Inc.	454	18
Great Lakes Dredge & Dock Corp.	2,024	18
Nordic American Tankers Ltd.	2,195	18
* Republic Airways Holdings Inc.	1,480	17
* Hawaiian Holdings Inc.	1,825	17
Multi-Color Corp.	439	17
* Consolidated Graphics Inc.	257	17
Kadant Inc.	397	16
Booz Allen Hamilton Holding Corp. Class A	917	16
* ServiceSource International Inc.	1,614	16
* GP Strategies Corp.	519	15
Alamo Group Inc.	261	15
* Liquidity Services Inc.	658	15
Marten Transport Ltd.	780	15
* Furmanite Corp.	1,318	15
American Railcar Industries Inc.	337	15
Electro Rent Corp.	680	15
GasLog Ltd.	909	14

* Air Transport Services Group Inc.	1,855	14
* Roadrunner Transportation Systems Inc.	522	14
* TeleTech Holdings Inc.	555	14
Kforce Inc.	695	14
* PHI Inc.	325	14
* Engility Holdings Inc.	433	14
* RPX Corp.	816	13
* Columbus McKinnon Corp.	486	13
Graham Corp.	356	13
Kimball International Inc. Class B	874	13
* CBIZ Inc.	1,441	13
* Park-Ohio Holdings Corp.	303	13
Douglas Dynamics Inc.	801	13
* CAI International Inc.	550	13
* Lydall Inc.	708	13
Global Power Equipment Group Inc.	646	13
* ExOne Co.	233	12
* Pacer International Inc.	1,367	12
* Mistras Group Inc.	618	12
* Echo Global Logistics Inc.	597	12
Argan Inc.	519	12
Heidrick & Struggles International Inc.	664	12
Ennis Inc.	652	12
* Dice Holdings Inc.	1,625	12
* Orion Marine Group Inc.	967	11
* Zygo Corp.	709	11
FreightCar America Inc.	475	11
Mac-Gray Corp.	511	11
* AM Castle & Co.	742	10
Celadon Group Inc.	489	10
* Standard Parking Corp.	409	10
Houston Wire & Cable Co.	716	10
* InnerWorkings Inc.	1,314	9
Knightsbridge Tankers Ltd.	1,124	9
Ceco Environmental Corp.	517	8
* PRGX Global Inc.	1,215	8
* Layne Christensen Co.	474	8
* Performant Financial Corp.	721	8
* Energy Recovery Inc.	1,480	7
* Titan Machinery Inc.	399	7
* Ducommun Inc.	266	7
NACCO Industries Inc. Class A	99	6
* Kratos Defense & Security Solutions Inc.	953	6
* Maxwell Technologies Inc.	779	6
* Odyssey Marine Exploration Inc.	2,919	6
* Quality Distribution Inc.	452	6
* Astronics Corp. Class B	106	6
* Patriot Transportation Holding Inc.	120	5
Twin Disc Inc.	172	5
* Casella Waste Systems Inc. Class A	764	5
Miller Industries Inc.	231	4
Marlin Business Services Corp.	176	4
Spartan Motors Inc.	632	4
Coleman Cable Inc.	174	4
VSE Corp.	82	4
* Manitex International Inc.	308	4
* Flow International Corp.	1,015	4

* Tecumseh Products Co. Class A	462	4
CDI Corp.	253	4
Teekay Tankers Ltd. Class A	1,318	4
Mesa Laboratories Inc.	47	4
* Sterling Construction Co. Inc.	318	4
Universal Truckload Services Inc.	129	4
Preformed Line Products Co.	52	4
* Power Solutions International Inc.	48	4
* Xerium Technologies Inc.	272	4
* CRA International Inc.	193	4
* Vicor Corp.	325	4
* Vishay Precision Group Inc.	206	4
* Commercial Vehicle Group Inc.	456	3
Schawk Inc. Class A	228	3
* Costa Inc.	155	3
* PMFG Inc.	437	3
Hardinge Inc.	212	3
* Accuride Corp.	916	3
Hurco Cos. Inc.	121	3
Hackett Group Inc.	510	3
* Global Sources Ltd.	397	3
* Heritage-Crystal Clean Inc.	152	3
International Shipholding Corp.	98	3
* API Technologies Corp.	716	3
* Frontline Ltd.	863	3
* Control4 Corp.	124	2
* LMI Aerospace Inc.	168	2
* YRC Worldwide Inc.	235	2
* Ultrapetrol Bahamas Ltd.	534	2
* Erickson Air-Crane Inc.	94	2
* TRC Cos. Inc.	224	2
* American Superconductor Corp.	897	1
* Swisher Hygiene Inc.	1,860	1
* GSE Holding Inc.	195	—
		71,501
Technology (15.2%)
Apple Inc.	28,479	15,836
Microsoft Corp.	253,375	9,661
* Google Inc. Class A	8,182	8,670
International Business Machines Corp.	31,585	5,675
QUALCOMM Inc.	52,423	3,857
Oracle Corp.	107,721	3,801
Intel Corp.	150,822	3,596
Cisco Systems Inc.	162,149	3,446
* Facebook Inc. Class A	51,691	2,430
Hewlett-Packard Co.	58,982	1,613
EMC Corp.	63,740	1,520
Texas Instruments Inc.	33,652	1,447
* Yahoo! Inc.	27,136	1,003
* Salesforce.com Inc.	17,899	932
* Adobe Systems Inc.	15,229	865
* Cognizant Technology Solutions Corp. Class A	9,152	859
Corning Inc.	44,755	764
* Crown Castle International Corp.	10,136	752
Intuit Inc.	9,009	669
* Micron Technology Inc.	31,254	659
* LinkedIn Corp. Class A	2,937	658

Applied Materials Inc.	36,457	631
Motorola Solutions Inc.	7,346	484
Western Digital Corp.	6,410	481
Symantec Corp.	21,137	475
SanDisk Corp.	6,854	467
Broadcom Corp. Class A	17,325	462
Analog Devices Inc.	9,350	451
NetApp Inc.	10,319	426
Amphenol Corp. Class A	4,850	412
Xilinx Inc.	8,006	356
* Citrix Systems Inc.	5,678	337
Avago Technologies Ltd. Class A	7,467	334
* SBA Communications Corp. Class A	3,872	330
CA Inc.	9,950	328
KLA-Tencor Corp.	5,034	322
Altera Corp.	9,714	313
* Juniper Networks Inc.	15,360	311
* Autodesk Inc.	6,809	308
Linear Technology Corp.	7,078	301
NVIDIA Corp.	17,535	274
* Red Hat Inc.	5,753	270
Microchip Technology Inc.	5,982	259
* Lam Research Corp.	4,937	257
Maxim Integrated Products Inc.	8,832	252
* VeriSign Inc.	4,327	246
* ANSYS Inc.	2,828	242
* Akamai Technologies Inc.	5,392	241
* Equinix Inc.	1,498	241
Computer Sciences Corp.	4,558	240
* 3D Systems Corp.	3,053	229
* Teradata Corp.	4,958	226
* Splunk Inc.	3,114	225
Harris Corp.	3,325	214
* VMware Inc. Class A	2,595	209
* Electronic Arts Inc.	9,182	204
* Cree Inc.	3,578	200
Amdocs Ltd.	4,884	198
* F5 Networks Inc.	2,391	197
* Gartner Inc.	2,845	184
* NCR Corp.	4,988	174
* Synopsys Inc.	4,666	171
Marvell Technology Group Ltd.	11,971	170
Avnet Inc.	4,159	166
* Arrow Electronics Inc.	3,203	164
Molex Inc.	4,220	163
* Skyworks Solutions Inc.	5,817	155
Solera Holdings Inc.	2,116	141
Activision Blizzard Inc.	8,133	140
* Concur Technologies Inc.	1,425	138
LSI Corp.	16,878	136
IAC/InterActiveCorp	2,312	132
* Rackspace Hosting Inc.	3,454	132
* Ultimate Software Group Inc.	821	129
* Informatica Corp.	3,308	128
Jabil Circuit Inc.	6,214	126
* MICROS Systems Inc.	2,339	126
* ServiceNow Inc.	2,343	124

* TIBCO Software Inc.	5,106	123
* PTC Inc.	3,680	120
* Brocade Communications Systems Inc.	13,465	118
* Groupon Inc.	12,948	117
* Aspen Technology Inc.	2,905	115
* Stratasys Ltd.	974	115
FEI Co.	1,250	114
* Cadence Design Systems Inc.	8,453	112
* Ingram Micro Inc.	4,697	110
* Nuance Communications Inc.	8,091	109
* CommVault Systems Inc.	1,438	108
Leidos Holdings Inc.	2,191	107
AOL Inc.	2,287	102
* SunEdison Inc.	7,955	101
* NetSuite Inc.	1,046	101
* Tyler Technologies Inc.	964	99
* Teradyne Inc.	5,800	99
* Atmel Corp.	12,864	98
* ON Semiconductor Corp.	13,559	96
* NeuStar Inc. Class A	1,939	95
DST Systems Inc.	1,037	92
* Workday Inc. Class A	1,089	90
* DigitalGlobe Inc.	2,230	88
* VeriFone Systems Inc.	3,419	88
* Riverbed Technology Inc.	5,042	87
* JDS Uniphase Corp.	7,150	87
Cognex Corp.	2,590	85
* Zynga Inc. Class A	18,190	79
* ACI Worldwide Inc.	1,205	78
* SS&C Technologies Holdings Inc.	1,769	76
* Anixter International Inc.	836	74
* Manhattan Associates Inc.	609	73
* ViaSat Inc.	1,212	73
* ARRIS Group Inc.	3,540	73
* Acxiom Corp.	2,168	72
* Guidewire Software Inc.	1,487	71
IPG Photonics Corp.	969	70
* Advanced Micro Devices Inc.	19,184	70
* Ciena Corp.	3,127	69
Compuware Corp.	6,295	69
* SolarWinds Inc.	2,052	69
* Fortinet Inc.	3,991	68
* Qlik Technologies Inc.	2,678	67
Diebold Inc.	1,944	66
Mentor Graphics Corp.	2,934	66
* Microsemi Corp.	2,693	66
* EchoStar Corp. Class A	1,280	64
* Cornerstone OnDemand Inc.	1,266	64
* Verint Systems Inc.	1,659	63
* Hittite Microwave Corp.	977	62
* Tech Data Corp.	1,181	61
* Aruba Networks Inc.	3,379	60
Plantronics Inc.	1,347	60
* OpenTable Inc.	711	59
* Polycom Inc.	5,509	59
* Semtech Corp.	1,957	58
* Rovi Corp.	3,153	58

* Cavium Inc.	1,593	58
* Yelp Inc. Class A	940	57
* Finisar Corp.	2,699	56
* Sapient Corp.	3,541	56
* SYNNEX Corp.	820	54
* Synaptics Inc.	1,040	53
* Dealertrack Technologies Inc.	1,255	52
Coherent Inc.	731	50
* Infoblox Inc.	1,573	50
* CACI International Inc. Class A	691	50
* Vishay Intertechnology Inc.	3,827	49
Dolby Laboratories Inc. Class A	1,377	49
* International Rectifier Corp.	2,037	49
ADTRAN Inc.	1,894	49
Blackbaud Inc.	1,341	49
* Palo Alto Networks Inc.	965	48
* Silicon Laboratories Inc.	1,218	48
MKS Instruments Inc.	1,585	47
* Entegris Inc.	4,285	47
Science Applications International Corp.	1,273	47
NIC Inc.	1,907	46
* Fairchild Semiconductor International Inc.	3,647	46
Power Integrations Inc.	845	45
Cypress Semiconductor Corp.	4,617	45
* Plexus Corp.	1,106	45
* Universal Display Corp.	1,208	44
* RF Micro Devices Inc.	8,259	44
Syntel Inc.	483	43
Intersil Corp. Class A	3,957	42
* Veeco Instruments Inc.	1,255	40
InterDigital Inc.	1,193	40
* Progress Software Corp.	1,528	40
* PMC - Sierra Inc.	6,696	40
* Sanmina Corp.	2,588	40
* Unisys Corp.	1,445	40
* Cirrus Logic Inc.	1,961	40
* Take-Two Interactive Software Inc.	2,392	39
* NETGEAR Inc.	1,205	39
* MicroStrategy Inc. Class A	299	39
* ScanSource Inc.	915	38
Monolithic Power Systems Inc.	1,130	38
* Integrated Device Technology Inc.	3,785	38
* Bottomline Technologies de Inc.	1,072	37
* TriQuint Semiconductor Inc.	4,612	36
* Blucora Inc.	1,246	36
* Benchmark Electronics Inc.	1,546	36
* Web.com Group Inc.	1,240	35
* Infinera Corp.	3,763	35
Tessera Technologies Inc.	1,706	34
Loral Space & Communications Inc.	429	34
* iGATE Corp.	1,010	34
Monotype Imaging Holdings Inc.	1,064	33
Methode Electronics Inc.	1,121	32
* SPS Commerce Inc.	491	32
* QLogic Corp.	2,589	32
* RealPage Inc.	1,419	32
* InvenSense Inc.	1,834	32

* Netscout Systems Inc.	1,018	31
* Trulia Inc.	893	31
* Rogers Corp.	483	30
* Insight Enterprises Inc.	1,256	30
CSG Systems International Inc.	1,032	30
* ATMI Inc.	973	30
* Imperva Inc.	654	29
* Demandware Inc.	506	29
* Interactive Intelligence Group Inc.	437	28
Pegasystems Inc.	563	28
* CalAmp Corp.	1,130	28
* Freescale Semiconductor Ltd.	1,919	28
* comScore Inc.	1,017	28
* Cray Inc.	1,162	28
* Rambus Inc.	3,154	27
* Bankrate Inc.	1,402	26
Tellabs Inc.	10,681	26
* iRobot Corp.	786	26
* Envestnet Inc.	642	26
* PROS Holdings Inc.	662	26
* Synchronoss Technologies Inc.	803	25
* EPAM Systems Inc.	714	25
* Ultratech Inc.	950	25
* Fusion-io Inc.	2,497	25
* LogMeIn Inc.	718	25
* Applied Micro Circuits Corp.	1,961	25
* VirnetX Holding Corp.	1,228	25
* OmniVision Technologies Inc.	1,492	24
* Perficient Inc.	1,099	24
* II-VI Inc.	1,450	24
* Comverse Inc.	702	24
* Rofin-Sinar Technologies Inc.	889	23
* Proofpoint Inc.	735	22
* BroadSoft Inc.	842	22
* Ixia	1,699	22
* FleetMatics Group plc	565	22
ManTech International Corp. Class A	759	22
* Harmonic Inc.	2,827	22
* ICG Group Inc.	1,265	22
* LivePerson Inc.	1,767	22
Park Electrochemical Corp.	729	22
Brooks Automation Inc.	2,047	22
* Newport Corp.	1,259	22
* Virtusa Corp.	609	21
* Emulex Corp.	2,870	21
* Extreme Networks Inc.	3,029	21
AVX Corp.	1,529	21
* Lattice Semiconductor Corp.	3,755	21
* Ellie Mae Inc.	736	21
* Diodes Inc.	1,006	21
Acacia Research Corp.	1,380	21
* Spansion Inc. Class A	1,645	20
* PDF Solutions Inc.	876	20
* Ruckus Wireless Inc.	1,557	20
* Digital River Inc.	1,119	20
* Responsys Inc.	1,161	20
EarthLink Inc.	3,539	19

CTS Corp.	1,059	19
* Sonus Networks Inc.	6,505	19
* TTM Technologies Inc.	1,936	19
* Checkpoint Systems Inc.	1,299	19
* Super Micro Computer Inc.	1,167	19
* Tableau Software Inc. Class A	278	18
Epiq Systems Inc.	1,064	18
* ShoreTel Inc.	2,118	17
Ubiquiti Networks Inc.	425	17
* Seachange International Inc.	1,125	17
* SciQuest Inc.	590	16
* Fabrinet	832	16
* Photronics Inc.	1,901	16
CDW Corp.	719	16
Ebix Inc.	1,126	16
* Nanometrics Inc.	823	16
* Tangoe Inc.	971	15
American Science & Engineering Inc.	208	15
* Silicon Graphics International Corp.	1,106	15
* Amkor Technology Inc.	2,435	15
* Callidus Software Inc.	1,297	14
* IntraLinks Holdings Inc.	1,272	14
Daktronics Inc.	897	14
* Actuate Corp.	1,729	14
Comtech Telecommunications Corp.	420	14
* Internap Network Services Corp.	1,743	13
* Calix Inc.	1,288	13
* Qualys Inc.	531	13
* Immersion Corp.	1,055	13
* Integrated Silicon Solution Inc.	1,077	13
* LTX-Credence Corp.	1,764	13
* Parkervision Inc.	2,994	13
* ARC Document Solutions Inc.	1,450	12
* GSI Group Inc.	1,125	12
* Mercury Systems Inc.	1,127	12
* Globecomm Systems Inc.	870	12
* CIBER Inc.	3,088	12
* Digi International Inc.	1,063	12
IXYS Corp.	992	12
* Lionbridge Technologies Inc.	2,123	12
* PLX Technology Inc.	1,789	12
Computer Task Group Inc.	629	12
* Ambarella Inc.	468	12
Black Box Corp.	413	12
* Brightcove Inc.	809	12
* Silicon Image Inc.	2,117	11
* Avid Technology Inc.	1,296	11
* Exar Corp.	931	11
* Inphi Corp.	912	11
* KEYW Holding Corp.	915	11
* Jive Software Inc.	990	11
Micrel Inc.	1,126	11
* Entropic Communications Inc.	2,169	11
* Oplink Communications Inc.	653	11
* DTS Inc.	472	11
* Glu Mobile Inc.	2,865	11
* E2open Inc.	465	10

* Kopin Corp.	2,534	10
* AVG Technologies NV	598	10
* Ceva Inc.	606	10
* Vocera Communications Inc.	542	10
* FormFactor Inc.	1,771	10
* Bazaarvoice Inc.	1,201	9
* MoSys Inc.	1,946	9
* Rudolph Technologies Inc.	810	9
* Mindspeed Technologies Inc.	1,810	9
* PC Connection Inc.	418	9
* Global Eagle Entertainment Inc.	537	8
* Numerex Corp. Class A	592	8
* Demand Media Inc.	1,430	8
* Procera Networks Inc.	503	8
* M/A-COM Technology Solutions Holdings Inc.	474	8
* Datalink Corp.	711	7
* Anaren Inc.	266	7
* Twitter Inc.	176	7
* RetailMeNot Inc.	253	7
* Sparton Corp.	256	7
United Online Inc.	393	6
* Rally Software Development Corp.	252	6
* Peregrine Semiconductor Corp.	671	6
* Gigamon Inc.	210	6
* Zix Corp.	1,232	6
* Millennial Media Inc.	888	6
* Cvent Inc.	173	6
* ChannelAdvisor Corp.	158	5
* Vringo Inc.	1,675	5
* NVE Corp.	93	5
* Kemet Corp.	882	5
* Quantum Corp.	4,213	5
Supertex Inc.	202	5
* Axcelis Technologies Inc.	2,248	5
* Luxoft Holding Inc. Class A	127	5
* Textura Corp.	142	5
American Software Inc. Class A	493	5
Cohu Inc.	476	5
* Ultra Clean Holdings Inc.	459	5
Electro Scientific Industries Inc.	438	5
Bel Fuse Inc. Class B	198	5
* Pericom Semiconductor Corp.	454	4
* Alliance Fiber Optic Products Inc.	288	4
* DSP Group Inc.	473	4
* MaxLinear Inc.	475	4
* Rubicon Technology Inc.	390	4
* Mitek Systems Inc.	554	4
Tessco Technologies Inc.	98	4
* VASCO Data Security International Inc.	500	4
* eGain Corp.	327	4
* KVH Industries Inc.	266	4
* Reis Inc.	209	4
* Vocus Inc.	374	4
* support.com Inc.	918	4
* Marketo Inc.	125	4
PC-Tel Inc.	350	3
ePlus Inc.	64	3

* RealNetworks Inc.	431	3
* Uni-Pixel Inc.	253	3
* Carbonite Inc.	253	3
* Westell Technologies Inc. Class A	744	3
* Silver Spring Networks Inc.	149	3
* Neonode Inc.	483	3
* Sigma Designs Inc.	540	3
* Agilysys Inc.	230	3
* Imation Corp.	656	3
* Guidance Software Inc.	308	3
Richardson Electronics Ltd.	247	3
* TeleCommunication Systems Inc. Class A	1,188	3
* Limelight Networks Inc.	1,329	3
* Aviat Networks Inc.	1,062	3
* Travelzoo Inc.	125	3
* NeoPhotonics Corp.	452	3
* ModusLink Global Solutions Inc.	674	3
* Unwired Planet Inc.	1,661	3
* Aeroflex Holding Corp.	367	2
Digimarc Corp.	131	2
Innovative Solutions & Support Inc.	315	2
* Alpha & Omega Semiconductor Ltd.	312	2
* ANADIGICS Inc.	1,218	2
* GSI Technology Inc.	333	2
* Multi-Fineline Electronix Inc.	159	2
* Revolution Lighting Technologies Inc.	742	2
Sapiens International Corp. NV	293	2
* Marin Software Inc.	229	2
* Telenav Inc.	272	2
QAD Inc. Class A	109	2
* Hutchinson Technology Inc.	585	2
* Intermolecular Inc.	312	2
* Model N Inc.	204	2
* Audience Inc.	162	2
* Spark Networks Inc.	274	2
* Radisys Corp.	602	1
* YuMe Inc.	143	1
* Viasystems Group Inc.	84	1
Acorn Energy Inc.	288	1
* Tremor Video Inc.	202	1
* Cyan Inc.	183	1
* Net Element International Inc.	56	—
		93,309
Utilities (5.0%)
AT&T Inc.	163,231	5,747
Verizon Communications Inc.	86,804	4,307
Duke Energy Corp.	21,413	1,498
Dominion Resources Inc.	17,527	1,138
NextEra Energy Inc.	12,884	1,090
Southern Co.	26,408	1,073
Exelon Corp.	25,967	699
American Electric Power Co. Inc.	14,747	694
Sempra Energy	7,391	654
PPL Corp.	19,166	589
CenturyLink Inc.	18,479	567
PG&E Corp.	13,416	542
Public Service Enterprise Group Inc.	15,352	502

Consolidated Edison Inc.	8,887	491
Edison International	9,886	457
Xcel Energy Inc.	15,087	423
FirstEnergy Corp.	12,689	414
Northeast Utilities	9,546	392
ONEOK Inc.	6,254	363
DTE Energy Co.	5,278	352
Entergy Corp.	5,407	335
CenterPoint Energy Inc.	13,002	305
NiSource Inc.	9,468	299
Wisconsin Energy Corp.	6,940	290
AES Corp.	18,838	274
Ameren Corp.	7,362	264
NRG Energy Inc.	9,785	259
American Water Works Co. Inc.	5,392	228
* Calpine Corp.	11,974	226
* Sprint Corp.	25,817	217
CMS Energy Corp.	8,096	215
OGE Energy Corp.	6,015	207
SCANA Corp.	4,233	200
Pinnacle West Capital Corp.	3,336	178
Alliant Energy Corp.	3,366	173
MDU Resources Group Inc.	5,738	170
NV Energy Inc.	7,144	169
AGL Resources Inc.	3,586	167
Energen Corp.	2,192	158
National Fuel Gas Co.	2,236	151
* Level 3 Communications Inc.	4,951	151
Windstream Holdings Inc.	18,024	145
Pepco Holdings Inc.	7,598	145
ITC Holdings Corp.	1,594	144
Frontier Communications Corp.	30,344	142
UGI Corp.	3,487	140
T-Mobile US Inc.	5,282	137
Aqua America Inc.	5,416	130
* tw telecom inc Class A	4,598	130
Integrys Energy Group Inc.	2,416	130
Westar Energy Inc. Class A	4,004	126
Atmos Energy Corp.	2,773	123
Questar Corp.	5,370	121
TECO Energy Inc.	6,716	114
Great Plains Energy Inc.	4,665	111
Vectren Corp.	2,476	86
Cleco Corp.	1,841	84
Telephone & Data Systems Inc.	2,957	82
IDACORP Inc.	1,563	81
Piedmont Natural Gas Co. Inc.	2,354	78
Hawaiian Electric Industries Inc.	3,019	76
Southwest Gas Corp.	1,353	72
j2 Global Inc.	1,419	68
Black Hills Corp.	1,323	67
* Dynegy Inc. Class A	3,095	66
Portland General Electric Co.	2,214	66
UIL Holdings Corp.	1,730	65
WGL Holdings Inc.	1,518	60
New Jersey Resources Corp.	1,302	59
UNS Energy Corp.	1,238	59

PNM Resources Inc.	2,546	59
ALLETE Inc.	1,182	58
South Jersey Industries Inc.	974	55
Cogent Communications Group Inc.	1,406	55
NorthWestern Corp.	1,151	51
Avista Corp.	1,735	47
Laclede Group Inc.	1,006	46
El Paso Electric Co.	1,236	45
MGE Energy Inc.	746	42
American States Water Co.	1,209	35
California Water Service Group	1,507	34
Otter Tail Corp.	1,140	34
Empire District Electric Co.	1,414	32
Northwest Natural Gas Co.	752	32
* Leap Wireless International Inc.	1,739	29
Consolidated Communications Holdings Inc.	1,266	24
* 8x8 Inc.	2,273	24
NRG Yield Inc. Class A	606	22
* Cincinnati Bell Inc.	6,833	22
United States Cellular Corp.	449	20
Shenandoah Telecommunications Co.	788	20
Chesapeake Utilities Corp.	337	20
Atlantic Tele-Network Inc.	333	19
* Vonage Holdings Corp.	4,782	16
SJW Corp.	569	16
Ormat Technologies Inc.	593	15
Atlantic Power Corp.	3,843	14
Unitil Corp.	464	14
Middlesex Water Co.	625	14
Inteliquent Inc.	1,167	14
Connecticut Water Service Inc.	388	13
IDT Corp. Class B	586	13
Lumos Networks Corp.	560	13
NTELOS Holdings Corp.	595	13
West Corp.	532	12
* Intelsat SA	560	12
* NII Holdings Inc.	4,745	12
USA Mobility Inc.	814	12
* Hawaiian Telcom Holdco Inc.	380	12
* Premiere Global Services Inc.	1,195	11
* Pendrell Corp.	5,092	11
* inContact Inc.	1,405	11
* Iridium Communications Inc.	1,694	10
Pike Corp.	806	8
* Gogo Inc.	295	8
Consolidated Water Co. Ltd.	622	8
* magicJack VocalTec Ltd.	638	7
* General Communication Inc. Class A	688	7
* Genie Energy Ltd. Class B	342	6
York Water Co.	261	6
* ORBCOMM Inc.	787	5
* Fairpoint Communications Inc.	437	4
HickoryTech Corp.	282	4
Artesian Resources Corp. Class A	139	3
* Pure Cycle Corp.	431	3
Delta Natural Gas Co. Inc.	118	3
* Cbeyond Inc.	463	3

*	Towerstream Corp.			1,005	2
*	Boingo Wireless Inc.			299	2
*	Straight Path Communications Inc. Class B			158	1
					30,698
Total Common Stocks (Cost $500,275)					611,932
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1,2] Vanguard Market Liquidity Fund		0.127%		12,001	12

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
3	Fannie Mae Discount Notes	0.050%	1/22/14	100	100
Total Temporary Cash Investments (Cost $112)					112
Total Investments (99.9%) (Cost $500,387)					612,044
Other Assets and Liabilities-Net (0.1%)2					360
Net Assets (100%)					612,404
Securities with a market value of less than $500 are displayed with a dash.

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $12,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $12,000 of collateral received for securities on loan.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Russell 3000 Index Fund

The following table summarizes the market value of the fund's investments as of November 30, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	611,932	—	—
Temporary Cash Investments	12	100	—
Total	611,944	100	—

C. At November 30, 2013, the cost of investment securities for tax purposes was $500,399,000. Net unrealized appreciation of investment securities for tax purposes was $111,645,000, consisting of unrealized gains of $117,121,000 on securities that had risen in value since their purchase and $5,476,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: January 21, 2014

VANGUARD SCOTTSDALE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 21, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.